UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10263

GuideStone Funds

(Exact name of registrant as specified in charter)

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Address of principal executive offices) (Zip code)

Rodney R. Miller, Esq.

GuideStone Financial Resources of the Southern Baptist Convention

2401 Cedar Springs Road

Dallas, TX 75201-1407

(Name and address of agent for service)

Registrant’s telephone number, including area code: 214-720-2142

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Quarterly N-Q

March 31, 2012

(Unaudited)

	GS2	GS4
DATE TARGET FUNDS		
MyDestination 2005 Fund		GMIZX
MyDestination 2015 Fund		GMTZX
MyDestination 2025 Fund		GMWZX
MyDestination 2035 Fund		GMHZX
MyDestination 2045 Fund		GMFZX
MyDestination 2055 Fund		GMGZX
ASSET ALLOCATION FUNDS		
Conservative Allocation Fund		GFIZX
Balanced Allocation Fund		GGIZX
Growth Allocation Fund		GCOZX
Aggressive Allocation Fund		GGBZX
Conservative Allocation Fund I	GFIYX	
Balanced Allocation Fund I	GGIYX	
Growth Allocation Fund I	GCOYX	
Aggressive Allocation Fund I	GGBYX	
SELECT FUNDS		
Money Market Fund	GMYXX	GMZXX
Low-Duration Bond Fund	GLDYX	GLDZX
Medium-Duration Bond Fund	GMDYX	GMDZX
Extended-Duration Bond Fund	GEDYX	GEDZX
Inflation Protected Bond Fund		GIPZX
Global Bond Fund		GGBFX
Defensive Market Strategies Fund	GDMYX	GDMZX
Equity Index Fund	GEQYX	GEQZX
Real Estate Securities Fund		GREZX
Value Equity Fund	GVEYX	GVEZX
Growth Equity Fund	GGEYX	GGEZX
Small Cap Equity Fund	GSCYX	GSCZX
International Equity Fund	GIEYX	GIEZX

GuideStone Funds

19940 05/12

Well Done...good and faithful servant. MATTHEW 25:21

MYDESTINATION 2005 FUND
SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	1,659,296	$1,659,296
GuideStone Low-Duration Bond Fund (GS4 Class)¥	1,391,852	18,497,715
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	861,781	12,254,527
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	928,928	10,329,676
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	885,341	9,535,123
GuideStone Real Estate Securities Fund (GS4 Class)¥	169,287	1,713,186
GuideStone Value Equity Fund (GS4 Class)¥	307,803	4,854,047
GuideStone Growth Equity Fund (GS4 Class)¥	222,258	4,894,124
GuideStone Small Cap Equity Fund (GS4 Class)¥	72,393	1,185,069
GuideStone International Equity Fund (GS4 Class)¥	449,289	5,643,069

Total Mutual Funds (Cost $64,542,965)		70,565,832

TOTAL INVESTMENTS — 99.9% (Cost $64,542,965)		70,565,832
Other Assets in Excess of Liabilities — 0.1%		70,294

NET ASSETS — 100.0%		$70,636,126

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	58.2
Domestic Equity Funds	31.4
International Equity Fund	8.0
Futures Contracts	2.4
Money Market Fund	2.3

102.3

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$70,565,832	$70,565,832	$—	$—

Total Assets — Investments in Securities	$70,565,832	$70,565,832	$—	$—

Other Financial Instruments***
Futures Contracts	$6,186	$6,186	$—	$—

Total Assets — Other Financial Instruments	$6,186	$6,186	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

2	See Notes to Schedules of Investments.

MYDESTINATION 2015 FUND
SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	5,303,165	$5,303,165
GuideStone Low-Duration Bond Fund (GS4 Class)¥	1,847,326	24,550,962
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	2,577,711	36,655,055
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	665,042	11,571,733
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	3,243,320	36,065,722
GuideStone Global Bond Fund (GS4 Class)¥	1,252,949	12,567,082
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	5,504,550	59,284,002
GuideStone Real Estate Securities Fund (GS4 Class)¥	1,629,046	16,485,949
GuideStone Value Equity Fund (GS4 Class)¥	1,946,162	30,690,982
GuideStone Growth Equity Fund (GS4 Class)¥	1,404,850	30,934,804
GuideStone Small Cap Equity Fund (GS4 Class)¥	486,821	7,969,258
GuideStone International Equity Fund (GS4 Class)¥	2,775,659	34,862,275

Total Mutual Funds (Cost $271,188,717)		306,940,989

TOTAL INVESTMENTS — 99.9% (Cost $271,188,717)		306,940,989
Other Assets in Excess of Liabilities — 0.1%		242,488

NET ASSETS — 100.0%		$307,183,477

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	47.3
Bond Funds	39.5
International Equity Fund	11.4
Futures Contracts	1.7
Money Market Fund	1.7

101.6

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$306,940,989	$306,940,989	$—	$—

Total Assets — Investments in Securities	$306,940,989	$306,940,989	$—	$—

Other Financial Instruments***
Futures Contracts	$37,456	$37,456	$—	$—

Total Assets — Other Financial Instruments	$37,456	$37,456	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	3

MYDESTINATION 2025 FUND
SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	5,337,559	$5,337,559
GuideStone Low-Duration Bond Fund (GS4 Class)¥	391,236	5,199,525
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	1,878,168	26,707,548
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	1,205,275	20,971,790
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	607,897	6,759,819
GuideStone Global Bond Fund (GS4 Class)¥	2,087,190	20,934,516
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	4,534,597	48,837,604
GuideStone Real Estate Securities Fund (GS4 Class)¥	1,996,008	20,199,596
GuideStone Value Equity Fund (GS4 Class)¥	2,930,009	46,206,249
GuideStone Growth Equity Fund (GS4 Class)¥	2,134,391	46,999,298
GuideStone Small Cap Equity Fund (GS4 Class)¥	888,358	14,542,425
GuideStone International Equity Fund (GS4 Class)¥	4,360,421	54,766,888

Total Mutual Funds (Cost $282,732,416)		317,462,817

TOTAL INVESTMENTS — 99.9% (Cost $282,732,416)		317,462,817
Other Assets in Excess of Liabilities — 0.1%		300,457

NET ASSETS — 100.0%		$317,763,274

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	55.6
Bond Funds	25.4
International Equity Fund	17.2
Futures Contracts	1.7
Money Market Fund	1.7

101.6

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$317,462,817	$317,462,817	$—	$—

Total Assets — Investments in Securities	$317,462,817	$317,462,817	$—	$—

Other Financial Instruments***
Futures Contracts	$42,566	$42,566	$—	$—

Total Assets — Other Financial Instruments	$42,566	$42,566	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

4	See Notes to Schedules of Investments.

MYDESTINATION 2035 FUND
SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	3,485,481	$3,485,481
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	255,581	3,634,358
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	208,171	3,622,177
GuideStone Global Bond Fund (GS4 Class)¥	1,020,247	10,233,082
GuideStone Real Estate Securities Fund (GS4 Class)¥	1,083,756	10,967,608
GuideStone Value Equity Fund (GS4 Class)¥	2,202,394	34,731,755
GuideStone Growth Equity Fund (GS4 Class)¥	1,582,561	34,848,003
GuideStone Small Cap Equity Fund (GS4 Class)¥	750,866	12,291,671
GuideStone International Equity Fund (GS4 Class)¥	3,480,388	43,713,669

Total Mutual Funds (Cost $140,078,268)		157,527,804

TOTAL INVESTMENTS — 99.9% (Cost $140,078,268)		157,527,804
Other Assets in Excess of Liabilities — 0.1%		233,939

NET ASSETS — 100.0%		$157,761,743

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	58.9
International Equity Fund	27.7
Bond Funds	11.1
Futures Contracts	2.3
Money Market	2.2

102.2

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$157,527,804	$157,527,804	$—	$—

Total Assets — Investments in Securities	$157,527,804	$157,527,804	$—	$—

Other Financial Instruments***
Futures Contracts	$23,001	$23,001	$—	$—

Total Assets — Other Financial Instruments	$23,001	$23,001	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	5

MYDESTINATION 2045 FUND
SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund (GS4 Class)¥	2,311,220	$2,311,220
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	61,410	1,068,537
GuideStone Global Bond Fund (GS4 Class)¥	532,624	5,342,220
GuideStone Real Estate Securities Fund (GS4 Class)¥	955,108	9,665,694
GuideStone Value Equity Fund (GS4 Class)¥	1,555,228	24,525,943
GuideStone Growth Equity Fund (GS4 Class)¥	1,123,171	24,732,219
GuideStone Small Cap Equity Fund (GS4 Class)¥	562,399	9,206,473
GuideStone International Equity Fund (GS4 Class)¥	2,458,812	30,882,684

Total Mutual Funds (Cost $90,199,255)		107,734,990

TOTAL INVESTMENTS — 99.8% (Cost $90,199,255)		107,734,990
Other Assets in Excess of Liabilities — 0.2%		164,882

NET ASSETS — 100.0%		$107,899,872

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	63.2
International Equity Fund	28.6
Bond Funds	5.9
Futures Contracts	2.2
Money Market Fund	2.1

102.0

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$107,734,990	$107,734,990	$—	$—

Total Assets — Investments in Securities	$107,734,990	$107,734,990	$—	$—

Other Financial Instruments***
Futures Contracts	$17,262	$17,262	$—	$—

Total Assets — Other Financial Instruments	$17,262	$17,262	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

6	See Notes to Schedules of Investments.

MYDESTINATION 2055 FUND
SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.8%
GuideStone Money Market Fund (GS4 Class)¥	100,565	$100,565
GuideStone Global Bond Fund (GS4 Class)¥	19,555	196,135
GuideStone Real Estate Securities Fund (GS4 Class)¥	39,332	398,041
GuideStone Value Equity Fund (GS4 Class)¥	58,198	917,779
GuideStone Growth Equity Fund (GS4 Class)¥	41,582	915,644
GuideStone Small Cap Equity Fund (GS4 Class)¥	21,041	344,448
GuideStone International Equity Fund (GS4 Class)¥	93,093	1,169,251

Total Mutual Funds (Cost $3,715,989)		4,041,863

TOTAL INVESTMENTS — 99.8% (Cost $3,715,989)		4,041,863
Other Assets in Excess of Liabilities — 0.2%		7,096

NET ASSETS — 100.0%		$4,048,959

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	63.6
International Equity Fund	28.9
Bond Fund	4.8
Money Market Fund	2.5

99.8

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$4,041,863	$4,041,863	$—	$—

Total Assets — Investments in Securities	$4,041,863	$4,041,863	$—	$—

See Notes to Schedules of Investments.	7

CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (GS4 Class)¥	4,450,151	$4,450,151
GuideStone Low-Duration Bond Fund (GS4 Class)¥	13,342,330	177,319,564
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	3,880,999	43,156,712
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	2,085,489	22,460,715
GuideStone Value Equity Fund (GS4 Class)¥	1,047,323	16,516,288
GuideStone Growth Equity Fund (GS4 Class)¥	748,195	16,475,265
GuideStone Small Cap Equity Fund (GS4 Class)¥	206,131	3,374,362
GuideStone International Equity Fund (GS4 Class)¥	1,529,074	19,205,173

Total Mutual Funds (Cost $277,439,185)		302,958,230

TOTAL INVESTMENTS — 100.0% (Cost $277,439,185)		302,958,230
Other Assets in Excess of Liabilities — 0.0%		121,606

NET ASSETS — 100.0%		$303,079,836

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	72.8
Domestic Equity Funds	19.4
International Equity Fund	6.3
Money Market Fund	1.5
Futures Contracts	1.4

101.4

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$302,958,230	$302,958,230	$—	$—

Total Assets — Investments in Securities	$302,958,230	$302,958,230	$—	$—

Other Financial Instruments***
Futures Contracts	$8,317	$8,317	$—	$—

Total Assets — Other Financial Instruments	$8,317	$8,317	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

8	See Notes to Schedules of Investments.

BALANCED ALLOCATION FUND
SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	27,294,588	$27,294,588
GuideStone Low-Duration Bond Fund (GS4 Class)¥	12,245,000	162,736,051
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	16,569,011	235,611,332
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	5,571,897	96,951,005
GuideStone Global Bond Fund (GS4 Class)¥	5,580,681	55,974,233
GuideStone Defensive Market Strategies Fund (GS4 Class)¥	10,514,865	113,245,100
GuideStone Value Equity Fund (GS4 Class)¥	9,248,297	145,845,637
GuideStone Growth Equity Fund (GS4 Class)¥	6,593,933	145,198,413
GuideStone Small Cap Equity Fund (GS4 Class)¥	1,944,306	31,828,282
GuideStone International Equity Fund (GS4 Class)¥	12,730,935	159,900,539

Total Mutual Funds (Cost $1,071,302,396)		1,174,585,180

TOTAL INVESTMENTS — 99.9% (Cost $1,071,302,396)		1,174,585,180
Other Assets in Excess of Liabilities — 0.1%		923,696

NET ASSETS — 100.0%		$1,175,508,876

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	46.9
Domestic Equity Funds	37.1
International Equity Fund	13.6
Money Market Fund	2.3
Futures Contracts	2.1

102.0

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$1,174,585,180	$1,174,585,180	$—	$—

Total Assets — Investments in Securities	$1,174,585,180	$1,174,585,180	$—	$—

Other Financial Instruments***
Futures Contracts	$183,312	$183,312	$—	$—

Total Assets — Other Financial Instruments	$183,312	$183,312	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	9

GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	17,413,231	$17,413,231
GuideStone Low-Duration Bond Fund (GS4 Class)¥	4,387,105	58,304,624
GuideStone Medium-Duration Bond Fund (GS4 Class)¥	5,987,310	85,139,548
GuideStone Extended-Duration Bond Fund (GS4 Class)¥	1,843,389	32,074,977
GuideStone Global Bond Fund (GS4 Class)¥	1,978,184	19,841,181
GuideStone Value Equity Fund (GS4 Class)¥	12,274,046	193,561,707
GuideStone Growth Equity Fund (GS4 Class)¥	8,850,304	194,883,701
GuideStone Small Cap Equity Fund (GS4 Class)¥	2,656,164	43,481,409
GuideStone International Equity Fund (GS4 Class)¥	17,271,832	216,934,204

Total Mutual Funds (Cost $793,465,327)		861,634,582

TOTAL INVESTMENTS — 99.9% (Cost $793,465,327)		861,634,582
Other Assets in Excess of Liabilities — 0.1%		821,639

NET ASSETS — 100.0%		$862,456,221

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	50.0
International Equity Fund	25.2
Bond Funds	22.7
Money Market Fund	2.0
Futures Contracts	1.9

101.8

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$861,634,582	$861,634,582	$—	$—

Total Assets — Investments in Securities	$861,634,582	$861,634,582	$—	$—

Other Financial Instruments***
Futures Contracts	$228,417	$228,417	$—	$—

Total Assets — Other Financial Instruments	$228,417	$228,417	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

10	See Notes to Schedules of Investments.

AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS4 Class)¥	14,966,475	$14,966,475
GuideStone Value Equity Fund (GS4 Class)¥	13,945,610	219,922,264
GuideStone Growth Equity Fund (GS4 Class)¥	9,986,208	219,896,294
GuideStone Small Cap Equity Fund (GS4 Class)¥	2,891,784	47,338,498
GuideStone International Equity Fund (GS4 Class)¥	19,916,436	250,150,431

Total Mutual Funds (Cost $706,731,635)		752,273,962

TOTAL INVESTMENTS — 99.9% (Cost $706,731,635)		752,273,962
Other Assets in Excess of Liabilities — 0.1%		1,010,271

NET ASSETS — 100.0%		$753,284,233

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	64.7
International Equity Fund	33.2
Futures Contracts	2.1
Money Market Fund	2.0

102.0

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$752,273,962	$752,273,962	$—	$—

Total Assets — Investments in Securities	$752,273,962	$752,273,962	$—	$—

Other Financial Instruments***
Futures Contracts	$268,993	$268,993	$—	$—

Total Assets — Other Financial Instruments	$268,993	$268,993	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	11

CONSERVATIVE ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 100.0%
GuideStone Money Market Fund (GS2 Class)¥	1,215,292	$1,215,292
GuideStone Low-Duration Bond Fund (GS2 Class)¥	5,304,195	45,669,115
GuideStone Inflation Protected Bond Fund (GS4 Class)¥	999,805	11,117,833
GuideStone Defensive Market Strategies Fund (GS2 Class)¥	536,664	5,785,239
GuideStone Value Equity Fund (GS2 Class)¥	537,436	4,256,493
GuideStone Growth Equity Fund (GS2 Class)¥	305,661	4,248,682
GuideStone Small Cap Equity Fund (GS2 Class)¥	80,069	869,544
GuideStone International Equity Fund (GS2 Class)¥	514,420	4,948,716

Total Mutual Funds (Cost $74,531,272)		78,110,914

TOTAL INVESTMENTS — 100.0% (Cost $74,531,272)		78,110,914
Other Assets in Excess of Liabilities — 0.0%		29,892

NET ASSETS — 100.0%		$78,140,806

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	72.7
Domestic Equity Funds	19.4
International Equity Fund	6.3
Money Market Fund	1.6
Futures Contracts	1.2

101.2

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$78,110,914	$78,110,914	$—	$—

Total Assets — Investments in Securities	$78,110,914	$78,110,914	$—	$—

Other Financial Instruments***
Futures Contracts	$1,248	$1,248	$—	$—

Total Assets — Other Financial Instruments	$1,248	$1,248	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

12	See Notes to Schedules of Investments.

BALANCED ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS2 Class)¥	5,364,123	$5,364,123
GuideStone Low-Duration Bond Fund (GS2 Class)¥	5,402,461	46,515,186
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	9,264,521	67,353,065
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	4,268,949	27,705,480
GuideStone Global Bond Fund (GS4 Class)¥	1,595,898	16,006,852
GuideStone Defensive Market Strategies Fund (GS2 Class)¥	3,007,227	32,417,908
GuideStone Value Equity Fund (GS2 Class)¥	5,261,864	41,673,965
GuideStone Growth Equity Fund (GS2 Class)¥	2,984,265	41,481,282
GuideStone Small Cap Equity Fund (GS2 Class)¥	838,484	9,105,935
GuideStone International Equity Fund (GS2 Class)¥	4,759,208	45,783,584

Total Mutual Funds (Cost $317,747,034)		333,407,380

TOTAL INVESTMENTS — 99.9% (Cost $317,747,034)		333,407,380
Other Assets in Excess of Liabilities — 0.1%		224,961

NET ASSETS — 100.0%		$333,632,341

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

%
Bond Funds	47.2
Domestic Equity Funds	37.4
International Equity Fund	13.7
Money Market Fund	1.6
Futures Contracts	1.5

101.4

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$333,407,380	$333,407,380	$—	$—

Total Assets — Investments in Securities	$333,407,380	$333,407,380	$—	$—

Other Financial Instruments***
Futures Contracts	$38,544	$38,544	$—	$—

Total Assets — Other Financial Instruments	$38,544	$38,544	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	13

GROWTH ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS2 Class)¥	4,134,659	$4,134,659
GuideStone Low-Duration Bond Fund (GS2 Class)¥	1,682,194	14,483,694
GuideStone Medium-Duration Bond Fund (GS2 Class)¥	2,907,127	21,134,811
GuideStone Extended-Duration Bond Fund (GS2 Class)¥	1,229,165	7,977,278
GuideStone Global Bond Fund (GS4 Class)¥	491,623	4,930,979
GuideStone Value Equity Fund (GS2 Class)¥	6,070,909	48,081,596
GuideStone Growth Equity Fund (GS2 Class)¥	3,483,958	48,427,017
GuideStone Small Cap Equity Fund (GS2 Class)¥	994,935	10,804,993
GuideStone International Equity Fund (GS2 Class)¥	5,600,804	53,879,738

Total Mutual Funds (Cost $210,280,683)		213,854,765

TOTAL INVESTMENTS — 99.9% (Cost $210,280,683)		213,854,765
Other Assets in Excess of Liabilities — 0.1%		196,471

NET ASSETS — 100.0%		$214,051,236

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	50.1
International Equity Fund	25.2
Bond Funds	22.7
Money Market Fund	1.9
Futures Contracts	1.8

101.7

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$213,854,765	$213,854,765	$—	$—

Total Assets — Investments in Securities	$213,854,765	$213,854,765	$—	$—

Other Financial Instruments***
Futures Contracts	$65,706	$65,706	$—	$—

Total Assets — Other Financial Instruments	$65,706	$65,706	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

14	See Notes to Schedules of Investments.

AGGRESSIVE ALLOCATION FUND I
SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
MUTUAL FUNDS — 99.9%
GuideStone Money Market Fund (GS2 Class)¥	2,617,557	$2,617,557
GuideStone Value Equity Fund (GS2 Class)¥	5,337,610	42,273,868
GuideStone Growth Equity Fund (GS2 Class)¥	3,041,316	42,274,293
GuideStone Small Cap Equity Fund (GS2 Class)¥	837,541	9,095,695
GuideStone International Equity Fund (GS2 Class)¥	4,999,959	48,099,606

Total Mutual Funds (Cost $149,586,415)		144,361,019

TOTAL INVESTMENTS — 99.9% (Cost $149,586,415)		144,361,019
Other Assets in Excess of Liabilities — 0.1%		187,804

NET ASSETS — 100.0%		$144,548,823

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

%
Domestic Equity Funds	64.8
International Equity Fund	33.3
Futures Contracts	1.8
Money Market Fund	1.8

101.7

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Mutual Funds	$144,361,019	$144,361,019	$—	$—

Total Assets — Investments in Securities	$144,361,019	$144,361,019	$—	$—

Other Financial Instruments***
Futures Contracts	$42,471	$42,471	$—	$—

Total Assets — Other Financial Instruments	$42,471	$42,471	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	15

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 10.3%
Federal Home Loan Mortgage Corporation
0.15%, 04/03/12	$13,000,000	$12,999,946
0.21%, 04/03/12†	10,000,000	9,999,989
0.15%, 04/04/12	15,000,000	14,999,875
1.13%, 04/25/12	9,000,000	9,005,381
0.18%, 11/02/12†	10,000,000	9,996,449
0.36%, 09/03/13†	15,500,000	15,495,553
0.18%, 09/13/13†	36,800,000	36,767,670
Federal National Mortgage Association
0.23%, 07/26/12†	11,000,000	10,999,308
0.27%, 12/20/12†	7,000,000	6,998,983

Total Agency Obligations (Cost $127,263,154)		127,263,154

CERTIFICATES OF DEPOSIT — 25.5%
Australia & New Zealand Banking Group
0.27%, 07/27/12	10,000,000	10,000,482
Bank of Nova Scotia NY
0.35%, 07/17/12	20,000,000	20,000,000
Bank of Tokyo Mitsubishi UFJ, Ltd. NY
0.41%, 05/03/12	10,000,000	10,000,000
Barclays Bank PLC NY
0.50%, 05/16/12	13,500,000	13,500,000
Commonwealth Bank of Australia NY
0.32%, 07/10/12	15,000,000	15,001,647
0.32%, 07/16/12	10,000,000	10,000,728
0.28%, 08/13/12	10,000,000	9,999,999
National Australia Bank, Ltd. NY
0.40%, 07/18/12	10,000,000	10,000,000
0.34%, 08/21/12	12,000,000	12,000,000
National Bank of Canada NY
0.35%, 08/27/12	13,000,000	13,000,000
Norinchukin Bank NY
0.23%, 04/23/12	21,000,000	21,000,000
Rabobank Nederland NV NY
0.47%, 04/23/12	11,500,000	11,500,000
0.57%, 09/17/12	15,000,000	15,000,000
Royal Bank of Canada NY
0.59%, 04/10/12†	5,000,000	5,000,000
0.59%, 07/09/12†	4,000,000	4,000,000
Sumitomo Mitsui Banking Corporation NY
0.36%, 06/12/12	25,000,000	25,000,000
Sumitomo Mitsui Trust NY
0.28%, 04/09/12	20,000,000	20,000,000
0.37%, 06/04/12	18,000,000	18,000,000
Svenska Handelsbanken NY
0.52%, 04/05/12	10,000,000	10,000,000
0.44%, 04/11/12	22,000,000	22,000,000
Toronto Dominion Bank NY
0.37%, 04/17/12	18,000,000	18,000,000
0.28%, 08/24/12	13,000,000	13,000,000
Westpac Banking Corporation NY
0.34%, 04/04/12†	10,000,000	9,999,997

Total Certificates of Deposit (Cost $316,002,853)		316,002,853

COMMERCIAL PAPER — 39.1%
Amsterdam Funding Corporation
0.13%, 04/02/12	15,445,000	15,445,000
Barclays US Funding LLC
0.10%, 04/02/12	20,855,000	20,855,000
Cancara Asset Securitization LLC
0.23%, 04/05/12	19,000,000	18,999,636
Fairway Finance Co. LLC
0.28%, 05/04/12	23,000,000	23,000,000
0.28%, 08/03/12	9,000,000	9,000,000
0.28%, 08/07/12	13,000,000	13,000,000
0.28%, 09/27/12	15,000,000	15,000,000
General Electric Capital Corporation
0.30%, 08/14/12	12,000,000	11,986,600
Kells Funding LLC
0.48%, 04/23/12	13,000,000	12,996,360
0.43%, 06/11/12	10,000,000	9,991,639
0.56%, 07/09/12	10,000,000	9,984,755
Kreditanstalt Fur Wiederaufbau
0.19%, 05/22/12	5,787,000	5,785,473
Metlife Short Term Fund
0.34%, 05/24/12	15,000,000	14,992,633
National Australia Bank, Ltd.
0.49%, 06/18/12	10,000,000	9,989,519
Nordea North America, Inc.
0.42%, 05/21/12	20,000,000	19,988,567
0.36%, 05/30/12	23,000,000	22,986,660
0.60%, 08/07/12	15,000,000	14,968,250
Old Line Funding LLC
0.21%, 04/18/12	16,000,000	15,998,507
Rabobank USA Financial Corporation
0.37%, 07/25/12	20,000,000	19,976,567
Regency Markets No. 1 LLC
0.44%, 04/16/12	15,595,000	15,592,331
0.21%, 04/20/12	32,000,000	31,996,640
Solitaire Funding LLC
0.31%, 04/10/12	6,000,000	5,999,587
0.47%, 04/20/12	17,000,000	16,996,005
0.41%, 05/08/12	22,000,000	21,990,980
0.37%, 06/06/12	17,000,000	16,988,643
Sumitomo Mitsui Banking Corporation
0.37%, 06/20/12	24,000,000	23,980,777
0.36%, 06/22/12	10,000,000	9,991,900
Thames Asset Global Securitization
0.33%, 04/12/12	20,000,000	19,998,167
Thunder Bay Funding LLC
0.32%, 08/28/12	10,150,000	10,136,647
Westpac Banking Corporation
0.47%, 08/01/12	25,000,000	24,960,507

Total Commercial Paper (Cost $483,577,350)		483,577,350

16	See Notes to Schedules of Investments.

	Par	Value
MUNICIPAL BONDS — 15.9%
California Housing Finance Agency, Revenue Bond, Series D
0.18%, 04/09/12†	$11,900,000	$11,900,000
California Housing Finance Agency, Multi-Family III, Revenue Bond, Series E (LOC-Fannie Mae, Freddie Mac)
0.18%, 04/09/12†	10,700,000	10,700,000
California Pollution Control Financing Authority, Pollution Control Revenue Bonds, Series E (LOC-JP Morgan Chase Bank)
0.20%, 04/02/12†	5,800,000	5,800,000
California Statewide Communities Development Authority, Hallmark House Apartments, Revenue Bond, Series ZZ
0.19%, 04/09/12†	6,420,000	6,420,000
California Statewide Communities Development Authority, Kimberly Woods Apartments, Revenue Bond, Series B
0.19%, 04/09/12†	17,100,000	17,100,000
Connecticut State Health & Educational Facilities Authority, Yale-New Haven Hospital, Revenue Bond, Series K2 (LOC-JPMorgan Chase Bank)
0.17%, 04/09/12†	12,420,000	12,420,000
Los Angeles Community Redevelopment Agency, Hollywood & Vine Apartments, Revenue Bond, Series A
0.18%, 04/09/12†	10,000,000	10,000,000
Los Angeles County Housing Authority, Malibu Meadows II, Revenue Bond, Series C
0.16%, 04/09/12†	5,799,000	5,799,000
Maryland Department of Housing and Community Development Administration, Multifamily Barrington Apartments Project, Revenue Bond, Series A
0.20%, 04/09/12†	27,575,000	27,575,000
New York City Housing Development Corporation, Multi-Family Housing (155 West 21st Street), Revenue Bond, Series A
0.17%, 04/09/12†	3,100,000	3,100,000
New York City Housing Development Corporation, Multi-Family Housing (90 West Street), Revenue Bond, Series A
0.17%, 04/09/12†	6,000,000	6,000,000
New York City Housing Development Corporation, Multi-Family Housing (West 61st Street Apartments), Revenue Bond, Series A
0.17%, 04/09/12†	3,000,000	3,000,000
New York City Industrial Development Agency, New York Law School Project, Revenue Bond, Series A (LOC-JPMorgan Chase Bank)
0.17%, 04/09/12†	7,800,000	7,800,000
New York City Municipal Water Finance Authority, Water and Sewer System, Revenue Bond, Sub Series B-1
0.15%, 04/09/12†	6,800,000	6,800,000
New York Housing Finance Agency, 10 Barclay Street Housing, Revenue Bond, Series A (LOC-Fannie Mae)
0.14%, 04/09/12†	10,000,000	10,000,000
New York Housing Finance Agency, Biltmore Tower Housing Project, Revenue Bond, Series A
0.17%, 04/09/12†	4,000,000	4,000,000
New York Housing Finance Agency, The Victory Housing, Revenue Bond, Series 2001-A
0.17%, 04/09/12†	2,700,000	2,700,000
New York, General Obligation, Sub Series A-3 (LOC-Morgan Stanley)
0.24%, 04/09/12†	10,100,000	10,100,000
Pennsylvania Higher Educational Facilties Authority, Thomas Jefferson University, Revenue Bond, Series B (LOC-JP Morgan Chase Bank)
0.17%, 04/09/12†	4,800,000	4,800,000
Sacramento Housing Authority, Multifamily Housing The Lofts at Natomas Apartments, Revenue Bond, Series F
0.19%, 04/09/12†	10,190,000	10,190,000
Santa Clara County Housing Authority, Benton Park Century Apartments, Revenue Bond, Series A (LOC-Fannie Mae)
0.16%, 04/09/12†	5,900,000	5,900,000
State of Texas, Veterans’ Housing Assistance Program, General Obligation, Series A-2
0.16%, 04/09/12†	7,700,000	7,700,000

See Notes to Schedules of Investments.	17

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Wisconsin Housing & Economic Development Authority, Revenue Bond, Series B (LOC-Fannie Mae, Freddie Mac)
0.17%, 04/09/12†	$7,300,000	$7,300,000

Total Municipal Bonds (Cost $197,104,000)		197,104,000

TIME DEPOSIT — 1.6%
Citibank NA
0.12%, 04/02/12 (Cost $20,028,000)	20,028,000	20,028,000

U.S. TREASURY OBLIGATIONS — 7.6%
U.S. Treasury Notes
0.38%, 08/31/12	24,000,000	24,023,290
0.38%, 09/30/12Δ	12,000,000	12,013,045
1.38%, 10/15/12	25,000,000	25,167,088
4.00%, 11/15/12Δ	15,000,000	15,358,441
3.38%, 11/30/12Δ	17,000,000	17,364,646

Total U.S. Treasury Obligations (Cost $93,926,510)		93,926,510

	Shares
MONEY MARKET FUND — 2.3%
Northern Institutional Liquid Assets Portfolio§ (Cost $28,747,038)	28,747,038	28,747,038

TOTAL INVESTMENTS — 102.3% (Cost $1,266,648,905)		1,266,648,905
Liabilities in Excess of Other Assets — (2.3)%		(28,130,540)

NET ASSETS — 100.0%		$1,238,518,365

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

%
Commercial Paper	39.1
Certificates of Deposit	25.5
Municipal Bonds	15.9
Agency Obligations	10.3
U.S. Treasury Obligations	7.6
Money Market Fund	2.3
Time Deposit	1.6

102.3

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$127,263,154	$—	$127,263,154	$—
Certificates of Deposit	316,002,853	—	316,002,853	—
Commercial Paper	483,577,350	—	483,577,350	—
Money Market Fund	28,747,038	28,747,038	—	—
Municipal Bonds	197,104,000	—	197,104,000	—
Time Deposit	20,028,000	—	20,028,000	—
U.S. Treasury Obligations	93,926,510	—	93,926,510	—

Total Assets — Investments in Securities	$1,266,648,905	$28,747,038	$1,237,901,867	$—

18	See Notes to Schedules of Investments.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 1.1%
Federal Farm Credit Bank
1.38%, 06/25/13	$1,150,000	$1,166,374
Federal National Mortgage Association
0.75%, 12/19/14	5,000,000	5,022,627
1.09%, 04/04/16	2,305,000	2,309,626
Small Business Administration
6.95%, 11/01/16	264,623	285,074

Total Agency Obligations (Cost $8,720,169)		8,783,701

ASSET-BACKED SECURITIES — 6.9%
AH Mortgage Advance Trust
2.98%, 03/13/43 144A	990,000	990,915
AmeriCredit Automobile Receivables Trust
1.39%, 09/18/15	500,000	499,007
2.33%, 03/08/16	580,000	586,983
1.23%, 09/08/16	1,665,000	1,670,112
Asset-Backed Securities Corporation Home Equity
0.52%, 09/25/34†	100,868	89,615
Bear Stearns Asset-Backed Securities Trust
0.29%, 11/25/36†	44,493	43,616
1.24%, 10/25/37†	957,401	616,479
0.43%, 01/25/47†	707,036	670,905
BNC Mortgage Loan Trust
0.36%, 11/25/36†	583,805	560,776
0.30%, 03/25/37†	571,633	530,226
Cars Alliance Funding PLC
0.56%, 10/25/20(E)†	12,320	16,428
1.42%, 10/08/23(E)†	85,301	113,735
CenterPoint Energy Transition Bond Co., LLC
4.97%, 08/01/14	128,936	130,849
0.90%, 04/15/18	1,600,000	1,600,660
Citibank Omni Master Trust
2.99%, 08/15/18 144A†	2,758,000	2,904,893
Conseco Financial Corporation
6.04%, 11/01/29	14,158	14,957
Credit Acceptance Auto Loan Trust
2.61%, 03/15/19 144A	1,120,000	1,131,376
CSAB Mortgage Backed Trust
5.72%, 09/25/36 STEP	722,530	511,434
Discover Card Master Trust
0.81%, 08/15/17	1,100,000	1,097,762
FHLMC Structured Pass-Through Securities
0.50%, 08/25/31†	804,756	782,639
First Investors Auto Owner Trust
3.40%, 03/15/16 144A	700,000	706,190
Ford Credit Auto Owner Trust
2.17%, 10/15/13	588,489	590,727
2.98%, 08/15/14	1,255,000	1,278,875
Ford Credit Floorplan Master Owner Trust
2.07%, 09/15/15 144A	345,000	347,511
2.37%, 09/15/15	445,000	445,706
2.86%, 09/15/15	450,000	450,680
GE Capital Credit Card Master Note Trust
1.03%, 01/15/18	1,500,000	1,498,380
Globaldrive BV
4.00%, 10/20/16(E)	574,083	772,553
1.21%, 04/20/19+ 144A(E)†	633,065	844,606
Gracechurch Card Funding PLC
1.06%, 02/15/17 144A†	1,050,000	1,049,999
1.50%, 02/15/17 144A†	800,000	1,066,964
Hyundai Capital Auto Funding, Ltd.
1.24%, 09/20/16 144A†	1,460,000	1,434,895
IFC SBA Loan-Backed Adjustable Rate Certificate
1.25%, 01/15/24 144A†	143,581	114,865
LA Arena Funding LLC
7.66%, 12/15/26 144A	426,694	463,311
Magnolia Funding, Ltd.
3.00%, 04/20/17 144A(E)	442,376	590,591
MMAF Equipment Finance LLC
1.27%, 09/15/15 144A	1,070,000	1,076,446
Oncor Electric Delivery Transition Bond Co., LLC
4.81%, 11/17/14	672,622	682,964
Penarth Master Issuer PLC
0.89%, 05/18/15 144A†	610,000	611,213
PG&E Energy Recovery Funding LLC
4.37%, 06/25/14	21,611	21,807
Residential Asset Mortgage Products, Inc.
0.36%, 12/25/36†	157,589	156,220
Santander Consumer Acquired Receivables Trust
1.40%, 10/15/14 144A	1,980,000	1,984,786
1.66%, 08/15/16 144A	735,460	729,361
2.01%, 08/15/16 144A	636,352	630,859
Santander Drive Auto Receivables Trust
1.01%, 07/15/13 144A	221,042	221,176
1.37%, 08/15/13 144A	383,171	383,766
1.37%, 03/16/15	1,075,000	1,079,555
3.10%, 05/15/17 144A	685,428	683,824
2.06%, 06/15/17 144A	277,363	277,914
2.86%, 06/15/17 144A	286,058	286,854
3.35%, 06/15/17 144A	412,083	411,360
SLC Student Loan Trust
0.69%, 01/15/19†	620,332	615,476
SLM Student Loan Trust
0.56%, 07/25/17†	869,552	863,007
1.89%, 12/15/17 144A†	664,621	666,377
1.86%, 01/25/18†	3,975,000	4,060,389
0.67%, 06/15/21†	1,145,789	1,097,275
0.87%, 03/15/22†	779,454	754,651
0.67%, 10/25/24†	750,000	738,343
3.50%, 08/17/43 144A†	3,648,806	3,584,641
3.49%, 05/16/44 144A†	1,850,852	1,921,021
Soundview Home Equity Loan Trust
1.09%, 08/25/31†	390,848	385,780
Structured Asset Securities Corporation
1.74%, 04/25/35†	890,100	746,654
Trafigura Securitisation Finance PLC
0.49%, 12/15/12†	1,400,000	1,379,000

See Notes to Schedules of Investments.	19

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Turbo Finance
2.56%, 01/20/19(U)†	$372,580	$596,849
Wells Fargo Home Equity Trust
0.33%, 04/25/37†	391,972	379,896

Total Asset-Backed Securities (Cost $53,884,622)		53,246,684

CORPORATE BONDS — 24.7%
ABB Treasury Center, Inc.
2.50%, 06/15/16 144A	580,000	591,981
AEP Texas Central Transition Funding LLC
4.98%, 07/01/15	1,027,134	1,054,379
AES Corporation
7.75%, 03/01/14Δ	375,000	406,875
Agilent Technologies, Inc.
4.45%, 09/14/12	610,000	619,160
2.50%, 07/15/13Δ	810,000	823,095
5.50%, 09/14/15	310,000	348,680
Airgas, Inc.
2.85%, 10/01/13	1,440,000	1,474,957
Allied Waste North America, Inc.
6.88%, 06/01/17	1,360,000	1,421,035
Allstate Corporation
6.20%, 05/16/14	300,000	333,239
American Express Credit Corporation
1.32%, 06/24/14†	920,000	917,747
American Honda Finance Corporation
2.38%, 03/18/13 144A	300,000	305,265
1.45%, 02/27/15 144AΔ	910,000	914,875
American International Group, Inc.
1.39%, 07/19/13(E)†Δ	400,000	524,147
3.75%, 11/30/13 144A	400,000	404,779
3.65%, 01/15/14Δ	1,020,000	1,039,391
3.00%, 03/20/15	3,355,000	3,380,488
8.25%, 08/15/18 144A	1,350,000	1,624,687
AmeriGas Partners LP
6.25%, 08/20/19Δ	500,000	501,875
Amgen, Inc.
1.88%, 11/15/14Δ	1,513,000	1,548,922
Aristotle Holding, Inc.
2.10%, 02/12/15 144A	280,000	283,647
3.50%, 11/15/16 144A	296,000	309,516
2.65%, 02/15/17 144A	1,065,000	1,078,260
AT&T, Inc.
0.88%, 02/13/15	1,040,000	1,034,566
AutoZone, Inc.
5.50%, 11/15/15	525,000	592,050
AvalonBay Communities, Inc.
6.13%, 11/01/12	317,000	326,563
Bank of America Corporation
5.38%, 09/11/12Δ	800,000	812,176
4.90%, 05/01/13	400,000	412,040
6.50%, 08/01/16	2,640,000	2,905,391
Bank of New York Mellon Corporation
4.30%, 05/15/14	790,000	846,404
BB&T Corporation
3.38%, 09/25/13	400,000	413,916
1.25%, 04/28/14†Δ	310,000	311,608
Berkshire Hathaway Finance Corporation
4.00%, 04/15/12	500,000	500,625
BMW US Capital LLC
0.92%, 12/21/12†	3,000,000	2,996,292
Broadcom Corporation
1.50%, 11/01/13	520,000	526,069
Brocade Communications Systems Inc
6.63%, 01/15/18	1,055,000	1,113,025
Capital One Capital V
10.25%, 08/15/39	830,000	856,975
Capital One Capital VI
8.88%, 05/15/40	415,000	419,864
Capital One Financial Corporation
6.25%, 11/15/13	1,210,000	1,294,379
2.13%, 07/15/14	600,000	603,755
CareFusion Corporation
4.13%, 08/01/12	1,720,000	1,736,789
Caterpillar Financial Services Corporation
2.00%, 04/05/13	540,000	548,723
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	400,000	432,803
CenterPoint Energy, Inc.
6.85%, 06/01/15	710,000	805,958
CenturyLink, Inc.
5.50%, 04/01/13	790,000	814,226
Chesapeake Energy Corporation
7.63%, 07/15/13Δ	1,100,000	1,166,000
Citigroup, Inc.
5.30%, 10/17/12	275,000	280,501
1.35%, 02/15/13†Δ	730,000	726,683
5.50%, 04/11/13	1,230,000	1,276,750
2.51%, 08/13/13†	700,000	702,364
6.00%, 12/13/13	300,000	317,978
4.45%, 01/10/17Δ	2,960,000	3,103,942
Coca-Cola Enterprises, Inc.
1.13%, 11/12/13Δ	780,000	783,374
ConocoPhillips
4.75%, 10/15/12	1,000,000	1,022,743
4.75%, 02/01/14	400,000	429,679
Constellation Energy Group, Inc.
4.55%, 06/15/15	582,000	629,025
Consumers Energy Co.
5.38%, 04/15/13	475,000	498,211
Corn Products International, Inc.
3.20%, 11/01/15	200,000	207,320
Coventry Health Care, Inc.
5.95%, 03/15/17Δ	575,000	652,704
Credit Suisse Group Finance US, Inc.
3.13%, 09/14/12(E)	925,000	1,242,733
Crown Castle Towers LLC
4.52%, 01/15/35 144A	1,300,000	1,360,527
Daimler Finance NA LLC
1.08%, 03/28/14 144A†	3,570,000	3,550,540
1.95%, 03/28/14 144A	1,120,000	1,134,141
Danaher Corporation
1.30%, 06/23/14	300,000	304,936

20	See Notes to Schedules of Investments.

	Par	Value
DENTSPLY International, Inc.
2.00%, 08/15/13†	$590,000	$594,240
DIRECTV Holdings LLC
4.75%, 10/01/14Δ	680,000	739,556
2.40%, 03/15/17 144A	1,000,000	992,275
Domtar Corporation
7.13%, 08/15/15	350,000	390,250
DTE Energy Co.
1.18%, 06/03/13†	630,000	632,582
Duke Realty LP
5.40%, 08/15/14	440,000	469,276
eBay, Inc.
0.88%, 10/15/13Δ	330,000	332,122
Enterprise Products Operating LLC
6.13%, 02/01/13	1,005,000	1,043,760
6.38%, 02/01/13	750,000	782,414
5.65%, 04/01/13	1,030,000	1,075,976
EOG Resources, Inc.
1.29%, 02/03/14†	2,900,000	2,923,487
Equifax, Inc.
4.45%, 12/01/14	140,000	148,635
ERAC USA Finance LLC
2.75%, 07/01/13 144A	370,000	374,597
2.25%, 01/10/14 144A	330,000	332,262
Exelon Generation Co., LLC
5.35%, 01/15/14	808,000	866,837
Express Scripts, Inc.
5.25%, 06/15/12	550,000	554,703
FDIC Structured Sale Guaranteed Notes
0.30%, 10/25/12 144AΩ†	1,700,000	1,698,400
0.68%, 10/25/13 144AΩ†	2,300,000	2,276,319
Federal Express 2012 Pass-Through Trust
2.63%, 01/15/18 144A	587,000	586,242
FIA Card Services NA
6.63%, 06/15/12	530,000	533,904
Ford Motor Credit Co., LLC
7.50%, 08/01/12Δ	3,000,000	3,045,750
3.88%, 01/15/15	2,276,000	2,299,723
Freeport-McMoRan Copper & Gold, Inc.
1.40%, 02/13/15	200,000	199,380
2.15%, 03/01/17	210,000	208,281
Frontier Communications Corporation
6.25%, 01/15/13Δ	830,000	854,900
General Electric Capital Corporation
1.88%, 09/16/13Δ	200,000	203,230
1.21%, 04/07/14†	700,000	701,380
5.90%, 05/13/14	460,000	505,855
3.75%, 11/14/14	660,000	702,374
2.15%, 01/09/15Δ	960,000	981,258
Genworth Financial, Inc.
5.75%, 06/15/14Δ	910,000	946,562
Genzyme Corporation
3.63%, 06/15/15	395,000	427,270
Georgia Power Co.
1.30%, 09/15/13	720,000	727,741
Georgia-Pacific LLC
8.25%, 05/01/16 144A	1,535,000	1,693,467
Gilead Sciences, Inc.
2.40%, 12/01/14	280,000	289,860
Goldman Sachs Group, Inc.
1.53%, 02/07/14†Δ	910,000	894,035
5.13%, 01/15/15	225,000	239,630
1.38%, 05/23/16(E)†	2,900,000	3,523,945
Hartford Financial Services Group, Inc.
4.00%, 03/30/15Δ	320,000	331,113
HCP, Inc.
2.70%, 02/01/14	210,000	213,023
Health Care REIT, Inc.
6.00%, 11/15/13	540,000	572,319
Hewlett-Packard Co.
0.77%, 05/24/13†	2,900,000	2,894,423
2.63%, 12/09/14Δ	520,000	536,932
2.35%, 03/15/15	800,000	815,786
HSBC USA, Inc.
2.38%, 02/13/15	400,000	403,020
Hyundai Capital America
3.75%, 04/06/16 144A	190,000	194,646
International Business Machines Corporation
2.10%, 05/06/13	1,250,000	1,272,610
Interpublic Group of Cos., Inc.
6.25%, 11/15/14	700,000	766,500
10.00%, 07/15/17Δ	313,000	359,950
Jabil Circuit, Inc.
7.75%, 07/15/16	295,000	337,775
JB Hunt Transport Services, Inc.
3.38%, 09/15/15	550,000	568,909
John Hancock Global Funding II
1.17%, 06/25/12(E)†	600,000	797,874
JPMorgan Chase & Co.
5.38%, 10/01/12	300,000	307,121
4.75%, 05/01/13Δ	325,000	338,558
3.70%, 01/20/15Δ	1,000,000	1,055,152
KeyCorp
3.75%, 08/13/15Δ	360,000	380,827
Kraft Foods, Inc.
2.63%, 05/08/13	230,000	234,480
1.46%, 07/10/13†	2,900,000	2,919,587
5.25%, 10/01/13	230,000	244,674
Kroger Co.
2.20%, 01/15/17	500,000	508,495
Lehman Brothers Holdings, Inc.
6.63%, 01/18/12#	600,000	178,500
6.75%, 12/28/17#	2,600,000	260
6.88%, 05/02/18#	2,400,000	732,000
Lehman Escrow Bonds
0.00%, 03/01/42	2,600,000	—
Life Technologies Corporation
4.40%, 03/01/15	600,000	641,692
3.50%, 01/15/16	800,000	831,691
Lincoln National Corporation
4.30%, 06/15/15Δ	1,210,000	1,281,040
Merrill Lynch & Co., Inc.
6.05%, 08/15/12Δ	400,000	406,985
5.45%, 02/05/13	1,500,000	1,542,716
6.75%, 05/21/13(E)	700,000	976,045
5.00%, 01/15/15Δ	2,700,000	2,818,595
MetLife, Inc.
2.38%, 02/06/14Δ	290,000	297,337

See Notes to Schedules of Investments.	21

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Metropolitan Life Global Funding I
1.33%, 01/10/14 144A†	$1,000,000	$1,001,365
Microsoft Corporation
2.95%, 06/01/14	900,000	949,208
MidAmerican Energy Co.
5.13%, 01/15/13	515,000	533,483
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	550,000	564,236
Morgan Stanley
6.60%, 04/01/12	885,000	885,000
5.30%, 03/01/13Δ	125,000	128,596
1.53%, 04/29/13†	1,010,000	1,001,556
3.45%, 11/02/15	1,145,000	1,119,284
5.95%, 12/28/17	2,640,000	2,721,404
Nabors Industries, Inc.
9.25%, 01/15/19Δ	2,300,000	2,956,482
National Rural Utilities Cooperative Finance Corporation
1.13%, 11/01/13	330,000	332,436
1.00%, 02/02/15Δ	390,000	390,748
NBCUniversal Media LLC
3.65%, 04/30/15	550,000	587,407
NCUA Guaranteed Notes
1.40%, 06/12/15+	1,180,000	1,200,768
New York Life Global Funding
0.73%, 04/04/14 144A†	1,600,000	1,599,365
1.30%, 01/12/15 144AΔ	1,715,000	1,725,223
NextEra Energy Capital Holdings, Inc.
2.55%, 11/15/13	750,000	763,674
Nissan Motor Acceptance Corporation
3.25%, 01/30/13 144A	580,000	588,815
Northeast Utilities
1.22%, 09/20/13†	1,325,000	1,325,208
Novartis Capital Corporation
4.13%, 02/10/14	210,000	223,786
Oracle Corporation
3.75%, 07/08/14Δ	970,000	1,038,445
Overseas Private Investment Corporation
0.00%, 04/15/16Ω†	1,600,000	2,117,536
0.00%, 07/12/16Ω†	2,100,000	2,558,149
PACCAR Financial Corporation
1.55%, 09/29/14	470,000	478,508
Pacific Life Global Funding
5.15%, 04/15/13 144A	460,000	479,679
Pfizer, Inc.
3.63%, 06/03/13(E)	100,000	137,478
Phillips 66
1.95%, 03/05/15 144AΔ	1,450,000	1,461,064
2.95%, 05/01/17 144A	210,000	213,695
Principal Financial Group, Inc.
7.88%, 05/15/14	615,000	679,230
Procter & Gamble Co.
3.50%, 02/15/15Δ	200,000	214,780
Prudential Financial, Inc.
3.63%, 09/17/12	945,000	957,190
2.75%, 01/14/13	650,000	659,412
Raytheon Co.
1.40%, 12/15/14	320,000	325,516
Regions Financial Corporation
4.88%, 04/26/13	649,000	666,848
Reynolds Group Issuer, Inc.
8.75%, 10/15/16 144A	1,110,000	1,179,375
Rockies Express Pipeline LLC
3.90%, 04/15/15 144A	1,263,000	1,174,590
Rock-Tenn Co.
4.45%, 03/01/19 144A	315,000	316,882
Rohm & Haas Co.
3.50%, 09/19/12(E)	990,000	1,334,380
Ryder System, Inc.
2.50%, 03/01/17	975,000	981,764
SBA Tower Trust
4.25%, 04/15/15 144AΔ	510,000	533,070
Simon Property Group LP REIT
4.20%, 02/01/15	140,000	149,968
SLM Corporation
5.00%, 10/01/13	1,220,000	1,250,500
Southeast Supply Header LLC
4.85%, 08/15/14 144A	945,000	1,000,714
Steel Dynamics, Inc.
6.75%, 04/01/15	1,250,000	1,278,125
SteelRiver Transmission Co., LLC
4.71%, 06/30/17 144A	603,546	617,345
Stryker Corporation
3.00%, 01/15/15	450,000	474,222
2.00%, 09/30/16	850,000	872,226
Suntrust Bank
1.15%, 06/22/12(U)	560,000	893,674
TD Ameritrade Holding Corporation
4.15%, 12/01/14	660,000	705,527
Tennessee Gas Pipeline Co.
8.00%, 02/01/16	1,170,000	1,363,995
Tesoro Corporation
6.63%, 11/01/15Δ	860,000	883,650
Teva Pharmaceutical Finance III LLC
1.50%, 06/15/12Δ	800,000	801,642
Texas Instruments, Inc.
0.88%, 05/15/13	680,000	683,412
Thermo Fisher Scientific, Inc.
2.15%, 12/28/12	370,000	373,172
Time Warner Cable, Inc.
7.50%, 04/01/14	350,000	394,134
Time Warner, Inc.
3.15%, 07/15/15	290,000	307,354
Toyota Motor Credit Corporation
1.00%, 02/17/15Δ	1,215,000	1,215,649
2.00%, 09/15/16	210,000	214,528
Union Bank NA
2.13%, 12/16/13	790,000	803,555
1.43%, 06/06/14†	3,000,000	2,990,568
United Air Lines, Inc.
9.75%, 01/15/17	768,095	879,469
10.40%, 05/01/18Δ	741,749	845,594
Universal City Development Partners, Ltd. UCDP Finance Inc.
8.88%, 11/15/15	1,014,000	1,107,026
US Bancorp
1.38%, 09/13/13	720,000	726,512

22	See Notes to Schedules of Investments.

	Par	Value
Verizon Communications, Inc.
1.25%, 11/03/14Δ	$1,250,000	$1,264,240
Vornado Realty LP
4.25%, 04/01/15Δ	700,000	734,459
Wachovia Bank NA
4.80%, 11/01/14	360,000	386,082
Wachovia Corporation
5.50%, 05/01/13Δ	3,100,000	3,256,553
WellPoint, Inc.
2.38%, 02/15/17	1,060,000	1,068,645
Wells Fargo & Co.
3.75%, 10/01/14	1,000,000	1,059,800
WM Wrigley Jr Co.
3.70%, 06/30/14 144A	1,420,000	1,473,420
Xerox Corporation
1.87%, 09/13/13†	1,305,000	1,317,118
XTO Energy, Inc.
6.25%, 04/15/13	600,000	633,612

Total Corporate Bonds (Cost $193,011,695)		191,286,586

FOREIGN BONDS — 18.7%
Australia — 2.1%
Asciano Finance, Ltd.
3.13%, 09/23/15 144A	620,000	616,848
Australia Government Bond
5.50%, 12/15/13(A)	3,200,000	3,425,624
5.50%, 01/21/18(A)	4,300,000	4,871,452
5.25%, 03/15/19(A)	400,000	451,298
5.75%, 07/15/22(A)	1,000,000	1,180,001
BHP Billiton Finance USA, Ltd.
1.00%, 02/24/15Δ	1,100,000	1,098,922
Commonwealth Bank of Australia
2.13%, 03/17/14 144A	850,000	863,206
National Australia Bank
2.00%, 03/09/15	1,040,000	1,042,029
Rio Tinto Finance USA, Ltd.
1.13%, 03/20/15Δ	500,000	500,785
Westfield Capital
5.13%, 11/15/14 144A	730,000	778,119
Westpac Banking Corporation
2.25%, 11/19/12	620,000	626,721
Woodside Finance, Ltd.
4.50%, 11/10/14 144A	490,000	520,454

		15,975,459

Bermuda — 0.2%
Ingersoll-Rand Global Holding Co., Ltd.
9.50%, 04/15/14	880,000	1,014,445
Qtel International Finance, Ltd.
6.50%, 06/10/14 144AΔ	660,000	723,360

		1,737,805

Brazil — 0.3%
Banco Bradesco SA
2.60%, 05/16/14 144A	520,000	528,282
Banco do Brasil SA
4.50%, 01/22/15 144AΔ	680,000	716,720
Banco do Nordeste do Brasil SA
3.63%, 11/09/15 144A	710,000	717,100
Cia de Eletricidade do Estado da Bahia
11.75%, 04/27/16 144A(B)	1,200,000	703,388

		2,665,490

Canada — 3.9%
Bank of Nova Scotia
1.85%, 01/12/15Δ	970,000	992,254
Barrick Gold Corporation
1.75%, 05/30/14	340,000	344,380
Caisse Centrale Desjardins du Quebec
1.70%, 09/16/13 144A	1,320,000	1,329,400
Canadian Government Bond
2.50%, 09/01/13(C)	6,700,000	6,844,351
2.25%, 08/01/14(C)	5,200,000	5,332,209
Canadian Imperial Bank of Commerce
2.00%, 02/04/13 144A	3,760,000	3,805,876
CDP Financial, Inc.
3.00%, 11/25/14 144A	735,000	770,018
Manulife Financial Corporation
3.40%, 09/17/15	5,000	5,151
Nexen, Inc.
5.20%, 03/10/15	790,000	852,723
NOVA Chemicals Corporation
8.38%, 11/01/16	1,250,000	1,393,750
Province of Manitoba
1.38%, 04/28/14Δ	1,000,000	1,016,346
Province of Ontario Canada
2.95%, 02/05/15Δ	800,000	848,106
2.30%, 05/10/16	3,000,000	3,109,863
Rogers Communications, Inc.
6.25%, 06/15/13Δ	1,300,000	1,382,888
6.38%, 03/01/14Δ	320,000	352,602
Teck Resources, Ltd.
3.15%, 01/15/17	346,000	356,114
Toronto-Dominion Bank
1.38%, 07/14/14	670,000	680,975
TransCanada PipeLines, Ltd.
3.40%, 06/01/15	360,000	385,385
Xstrata Finance Canada, Ltd.
2.85%, 11/10/14 144A	540,000	550,148

		30,352,539

Cayman Islands — 0.5%
China Resources Land, Ltd.
4.63%, 05/19/16 144A	420,000	421,460
IPIC GMTN, Ltd.
3.13%, 11/15/15 144A	330,000	334,950
Petrobras International Finance Co.
2.88%, 02/06/15	300,000	308,574
3.88%, 01/27/16	590,000	623,986
Thames Water Utilities Cayman Finance, Ltd.
6.13%, 02/04/13(E)	1,000,000	1,386,375
Transocean, Inc.
4.95%, 11/15/15Δ	595,000	636,736

		3,712,081

Chile — 0.6%
Banco Santander Chile
2.16%, 01/19/16 144A†	2,500,000	2,353,985

See Notes to Schedules of Investments.	23

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Celulosa Arauco y Constitucion SA
5.63%, 04/20/15	$1,260,000	$1,362,667
Corporacion Nacional del Cobre de Chile
4.75%, 10/15/14 144A	960,000	1,036,325

		4,752,977

Denmark — 0.2%
Danske Bank A/S
1.62%, 04/14/14 144A†	950,000	934,753
FIH Erhvervsbank A/S
2.45%, 08/17/12 144A	450,000	453,027

		1,387,780

France — 2.0%
Banque PSA Finance SA
3.50%, 01/17/14(E)	550,000	741,550
2.37%, 04/04/14 144A†	2,000,000	1,931,636
BNP Paribas SA
6.95%, 07/22/13	900,000	934,943
1.48%, 01/10/14†Δ	940,000	921,031
BPCE SA
2.28%, 02/07/14 144A†	2,300,000	2,248,581
Cie de Financement Foncier
2.13%, 04/22/13 144A	3,000,000	3,017,250
RCI Banque SA
2.20%, 04/07/15(E)†	900,000	1,071,019
Sanofi SA
1.63%, 03/28/14	510,000	520,362
Total Capital International SA
1.50%, 02/17/17Δ	320,000	311,779
Total Capital SA
3.00%, 06/24/15	2,800,000	2,909,060
Veolia Environnement SA
5.25%, 06/03/13Δ	520,000	542,078

		15,149,289

Germany — 0.6%
Deutsche Bank AG
5.38%, 10/12/12	3,855,000	3,941,911
3.25%, 01/11/16	925,000	949,886

		4,891,797

India — 0.0%
ICICI Bank, Ltd.
5.50%, 03/25/15 144A	395,000	410,660

Ireland — 0.4%
DanFin Funding, Ltd.
1.27%, 07/16/13 144A†	2,800,000	2,828,148

Italy — 0.6%
Intesa Sanpaolo SpA
2.38%, 12/21/12	720,000	708,520
2.89%, 02/24/14 144A†	2,900,000	2,830,183
Telecom Italia SpA
1.48%, 12/06/12(E)†	900,000	1,196,189

		4,734,892

Luxembourg — 0.4%
Covidien International Finance SA
1.88%, 06/15/13	570,000	576,306
Gazprom OAO Via Gaz Capital SA
9.25%, 04/23/19	700,000	868,000
6.00%, 01/23/21 144A@Δ	1,300,000	1,376,700

		2,821,006

Mexico — 0.4%
America Movil SAB de CV
3.63%, 03/30/15Δ	200,000	212,437
2.38%, 09/08/16	380,000	386,584
Petroleos Mexicanos
4.88%, 03/15/15Δ	1,250,000	1,359,375
5.50%, 01/21/21	1,400,000	1,550,500

		3,508,896

Netherlands — 1.5%
Achmea Hypotheekbank NV
3.20%, 11/03/14 144A	2,672,000	2,794,797
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
1.48%, 10/08/12(E)†	1,020,000	1,361,664
ING Bank NV
1.52%, 03/15/13 144A†	1,730,000	1,731,083
5.13%, 05/01/15 144A	631,000	640,177
3.75%, 03/07/17 144A	900,000	892,418
Shell International Finance BV
1.88%, 03/25/13	400,000	406,098
Volkswagen International Finance NV
0.92%, 10/01/12 144A†	1,700,000	1,701,862
1.23%, 03/21/14 144A†@	100,000	100,021
1.08%, 04/01/14 144A†	1,200,000	1,196,954
1.63%, 03/22/15 144A	1,100,000	1,100,760

		11,925,834

Netherlands Antilles — 0.0%
Teva Pharmaceutical Finance III BV
1.70%, 03/21/14	300,000	303,915

Norway — 0.4%
Norway Government Bond
4.50%, 05/22/19(K)	9,000,000	1,810,304
Sparebank 1 Boligkreditt AS
1.25%, 10/25/14 144AΔ	370,000	372,204
Statoil ASA
2.90%, 10/15/14	650,000	685,082

		2,867,590

Panama — 0.1%
Banco de Credito del Peru/Panama
4.75%, 03/16/16 144AΔ	480,000	496,800
Panama Government International Bond
7.25%, 03/15/15Δ	265,000	307,533

		804,333

Portugal — 0.2%
Obrigacoes do Tesouro
2.17%, 05/16/47(E)	1,007,585	1,343,630

Qatar — 0.1%
Qatar Government International Bond
3.13%, 01/20/17	580,000	594,500

24	See Notes to Schedules of Investments.

	Par	Value
Singapore — 0.1%
Oversea-Chinese Banking Corporation, Ltd.
1.63%, 03/13/15 144A	$500,000	$502,639

South Africa — 0.1%
South Africa Government International Bond
7.38%, 04/25/12	600,000	603,000

South Korea — 0.8%
Export-Import Bank of Korea
1.62%, 09/21/13@	2,400,000	2,394,312
Hyundai Capital Services, Inc.
4.38%, 07/27/16 144A	2,900,000	3,036,526
Korea National Oil Corporation
2.88%, 11/09/15	770,000	782,009

		6,212,847

Spain — 0.1%
Telefonica Emisiones SAU
2.58%, 04/26/13	710,000	713,173

Supranational — 0.1%
Asian Development Bank
3.38%, 05/20/14(K)	6,400,000	1,155,592

Sweden — 0.9%
Nordea Bank AB
1.47%, 01/14/14 144A†	2,900,000	2,893,771
2.25%, 03/20/15 144A	995,000	996,091
Stadshypotek AB
1.45%, 09/30/13 144A	2,900,000	2,927,092

		6,816,954

Switzerland — 0.2%
Credit Suisse NY
1.53%, 01/14/14†	1,200,000	1,195,118

United Kingdom — 1.9%
Anglo American Capital PLC
2.15%, 09/27/13 144AΔ	360,000	363,397
Bank of Scotland PLC
5.50%, 06/15/12	144,000	145,123
Barclays Bank PLC
2.50%, 01/23/13	1,700,000	1,715,303
1.62%, 01/13/14†	580,000	578,356
2.38%, 01/13/14Δ	2,900,000	2,922,220
BP Capital Markets PLC
5.25%, 11/07/13	1,047,000	1,119,271
HSBC Bank PLC
1.37%, 01/17/14 144A†	1,230,000	1,233,747
1.63%, 07/07/14 144AΔ	650,000	652,263
3.10%, 05/24/16 144AΔ	1,015,000	1,034,892
Kingfisher PLC
4.13%, 11/23/12(E)	380,000	515,869
Lloyds TSB Bank PLC
2.91%, 01/24/14†	3,240,000	3,228,812
Royal Bank of Scotland PLC
3.25%, 01/11/14	780,000	791,388
Vedanta Resources PLC
6.75%, 06/07/16 144A	350,000	329,000

		14,629,641

Total Foreign Bonds (Cost $143,651,439)		144,597,585

MORTGAGE-BACKED SECURITIES — 26.0%
Adjustable Rate Mortgage Trust
3.23%, 03/25/37†	2,450,243	1,250,986
American Home Mortgage Investment Trust
2.60%, 10/25/34†	681,536	628,985
American Home Mortgage Assets LLC
1.08%, 11/25/46†	1,094,067	510,525
Arkle Master Issuer PLC
1.15%, 02/17/52(E)†	877,613	1,169,990
1.65%, 05/17/60 144A†	4,260,000	4,251,219
1.75%, 05/17/60 144A†	1,240,000	1,243,108
Arran Residential Mortgages Funding PLC
1.70%, 05/16/47 144A†	688,516	689,259
1.69%, 11/19/47 144A†	290,601	290,799
0.53%, 09/16/56 144A†	657,417	656,133
0.94%, 09/16/56(E)†	1,292,359	1,721,221
1.10%, 09/16/56(U)†	643,370	1,027,843
Banc of America Funding Corporation
5.74%, 01/20/47†	829,110	511,057
Banc of America Merrill Lynch Commercial Mortgage, Inc.
4.76%, 11/10/39	615,000	646,447
5.45%, 01/15/49	1,990,000	2,101,780
5.63%, 06/10/49†	502,402	510,371
Banc of America Mortgage Securities, Inc.
6.50%, 10/25/31	132,817	137,868
Bear Stearns Adjustable Rate Mortgage Trust
2.85%, 01/25/34†	366,697	367,930
3.12%, 07/25/34†	612,405	588,702
2.79%, 10/25/34†	301,494	289,285
2.57%, 03/25/35†	1,111,854	1,076,796
Bear Stearns Alt-A Trust
0.98%, 11/25/34†	338,306	319,455
2.83%, 09/25/35†	576,679	381,910
Bear Stearns Commercial Mortgage Securities
5.74%, 06/11/50	895,000	933,334
Centre Parcs Mortgage Finance PLC
3.05%, 10/10/18†	728,410	1,164,792
3.13%, 10/10/18†	575,165	919,510
Commercial Mortgage Pass-Through Certificates
6.10%, 07/16/34 144A	26,045	26,115
Countrywide Alternative Loan Trust
6.00%, 10/25/32	53,859	56,336
Countrywide Home Loan Mortgage Pass-Through Trust
0.78%, 02/25/35†	205,915	170,555
Credit Suisse Mortgage Capital Certificates
5.79%, 09/15/39†	1,155,000	1,216,448
5.62%, 09/15/40†	850,000	917,786
6.20%, 02/15/41†	1,390,000	1,438,175
1.24%, 02/27/47 144A†	2,355,912	2,318,621
DBRR Trust
5.74%, 06/17/49 144A†	1,805,000	2,008,656

See Notes to Schedules of Investments.	25

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Deutsche ALT-A Securities, Inc.
5.87%, 10/25/36 STEP	$635,134	$360,472
5.89%, 10/25/36 STEP	635,134	360,904
Extended Stay America Trust
2.95%, 11/05/27 144A	4,266,142	4,305,753
Fannie Mae Grantor Trust
3.31%, 02/25/32	171,648	178,568
FDIC Structured Sale Guaranteed Notes
3.00%, 09/30/19 144A	927,471	933,003
0.96%, 12/04/20 144A†	2,130,291	2,145,603
3.25%, 04/25/38 144A	695,887	706,453
0.55%, 02/25/48 144A†	549,874	550,004
FDIC Trust
2.18%, 05/25/50 144A	1,315,646	1,314,099
Federal Home Loan Mortgage Corporation
5.00%, 01/01/19	376,180	403,679
5.00%, 02/01/19	392,656	421,398
5.00%, 12/01/19	786,855	850,035
5.50%, 05/01/22	2,561,087	2,804,792
2.59%, 07/01/27†	15,069	16,009
2.27%, 06/01/33†	1,330,369	1,372,277
2.38%, 10/01/34†	337,488	356,713
2.50%, 08/01/35†	1,080,319	1,145,354
2.38%, 10/01/35†	885,834	944,751
2.51%, 04/01/36†	811,821	868,714
5.50%, 05/01/38	2,286,854	2,488,372
5.50%, 02/01/40	666,421	725,146
Federal Home Loan Mortgage Corporation REMIC
0.59%, 12/15/30†	109,860	109,852
4.50%, 09/15/41	1,354,184	1,455,278
4.50%, 11/15/41	1,459,731	1,603,821
Federal Housing Authority
7.43%, 09/01/22+	1,262	1,224
Federal National Mortgage Association
0.62%, 07/01/16†	1,900,000	1,909,483
5.00%, 01/01/18	898,766	975,565
5.00%, 07/01/19	176,358	191,456
5.00%, 05/01/21	1,612,203	1,749,965
5.00%, 11/01/21	674,679	732,330
2.37%, 12/01/24†	49,305	49,548
9.00%, 05/01/25	13,304	13,351
9.00%, 07/01/25	59,665	62,544
3.00%, 04/01/27 TBA	4,300,000	4,451,172
3.00%, 05/01/27 TBA	4,500,000	4,646,250
2.38%, 09/01/31†	53,083	56,228
5.50%, 10/01/32	823,600	906,894
2.02%, 04/01/33†	214,482	225,274
2.17%, 06/01/33†	210,361	220,446
2.67%, 10/01/33†	476,321	509,110
2.55%, 12/01/33†	154,910	164,875
2.17%, 09/01/34†	280,776	295,370
2.19%, 09/01/34†	352,772	370,723
2.06%, 10/01/34†	361,309	381,816
2.24%, 10/01/34†	456,832	483,386
5.00%, 07/01/35	3,212,624	3,478,442
2.41%, 09/01/35†	998,120	1,063,878
2.61%, 12/01/35†	49,012	52,311
4.00%, 11/01/40	1,004,026	1,053,372
3.50%, 04/01/41 TBA	200,000	205,375
4.00%, 09/01/41	1,555,693	1,632,882
3.50%, 05/14/42 TBA	32,000,000	32,765,000
1.38%, 07/01/44†	159,039	160,311
Federal National Mortgage Association REMIC
4.00%, 11/25/19†	315,180	330,130
0.84%, 05/25/30†	767,291	767,801
0.89%, 05/25/30†	606,695	606,983
0.00%, 10/25/40 IOΩ†	5,162,648	881,888
4.50%, 07/25/41	1,035,897	1,126,147
0.79%, 09/25/41Ω†	5,790,026	5,784,399
FHLMC Multifamily Structured Pass-Through Certificates
2.23%, 07/25/13	562,439	566,892
3.61%, 06/25/14	1,095,000	1,137,066
FHLMC Multifamily VRD Certificates
5.50%, 08/15/51 STEP	3,000,000	3,385,344

FHLMC Structured Pass-Through Securities
1.24%, 05/25/43†	1,042,206	1,068,440
1.56%, 07/25/44†	1,643,348	1,667,228
First Horizon Alternative Mortgage Securities
2.38%, 06/25/34†	605,121	530,659
GMAC Commercial Mortgage Securities, Inc.
6.70%, 04/15/34	13,326	13,309
5.30%, 08/10/38†	1,520,000	1,628,517
Government National Mortgage Association
2.38%, 06/20/17†	8,023	8,309
2.38%, 06/20/21†	5,101	5,283
1.63%, 10/20/27†	40,599	41,996
8.50%, 10/15/29	26,342	27,437
0.84%, 02/16/30†	151,354	152,555
8.50%, 03/15/30	1,036	1,040
8.50%, 04/15/30	5,551	5,761
8.50%, 05/15/30	130,436	142,675
8.50%, 06/15/30	6,693	6,891
8.50%, 07/15/30	59,094	65,935
8.50%, 08/15/30	17,017	19,491
8.50%, 09/15/30	2,040	2,074
8.50%, 11/15/30	14,391	17,014
8.50%, 12/15/30	31,496	37,893
8.50%, 02/15/31	18,360	19,715
5.16%, 06/16/31†	914,032	928,806
0.54%, 03/20/37†	1,850,922	1,843,327
0.54%, 05/20/37†	790,760	787,511
0.00%, 06/20/41 IOΩ†	3,648,901	633,397
Gracechurch Mortgage Financing PLC
0.57%, 11/20/56 144A†	2,901,141	2,898,130
Granite Mortgages PLC
1.58%, 01/20/44(E)†	290,882	378,040
Greenpoint Mortgage Funding Trust
0.42%, 01/25/37†	884,326	475,926
0.51%, 11/25/45†	248,967	153,385
GSR Mortgage Loan Trust
2.76%, 09/25/34†	599,729	568,232
2.66%, 09/25/35†	2,163,591	2,098,475
HarborView Mortgage Loan Trust
2.90%, 12/19/35†	1,545,671	1,064,195

26	See Notes to Schedules of Investments.

	Par	Value
Holmes Master Issuer PLC
0.67%, 07/15/20†	$3,915,000	$3,909,095
1.92%, 10/15/54 144A†	380,000	381,197
1.97%, 10/15/54 144A†	340,000	341,359
2.63%, 10/15/54(E)†	450,000	602,977
Holmes Master Issuer PLC
1.97%, 10/15/54	1,060,000	1,064,236
Indymac Index Mortgage Loan Trust
0.51%, 06/25/37†	668,660	157,483
0.43%, 09/25/46†	993,589	593,520
JP Morgan Chase Commercial Mortgage Securities Corporation
2.14%, 11/15/28 144A†@	4,500,000	4,559,513
5.12%, 07/15/41	955,000	1,017,625
JP Morgan Mortgage Trust
5.01%, 02/25/35†	283,636	284,947
Luminent Mortgage Trust
0.41%, 12/25/36†	1,061,512	625,627
MASTR Adjustable Rate Mortgages Trust
2.87%, 12/25/33†	461,444	420,152
Merrill Lynch Floating Trust
0.78%, 07/09/21 144A†	199,959	192,158
Merrill Lynch Mortgage Trust
5.24%, 11/12/35†	1,260,000	1,328,768
MLCC Mortgage Investors, Inc.
2.24%, 12/25/34†	817,566	817,116
2.14%, 02/25/36†	911,888	801,554
Morgan Stanley Capital I
5.36%, 12/15/44	261,796	262,705
Morgan Stanley Reremic Trust
5.79%, 08/12/45 144A†	880,000	992,619
5.79%, 08/15/45 144A†	880,000	992,619
2.50%, 03/23/51 144A	990,232	995,183
NCUA Guaranteed Notes
0.61%, 11/06/17†	1,105,727	1,105,727
1.84%, 10/07/20	258,731	261,742
2.90%, 10/29/20	730,000	765,960
0.80%, 12/08/20†	3,891,758	3,906,352
0.77%, 03/09/21†	3,214,268	3,218,205
Opteum Mortgage Acceptance Corporation
0.52%, 11/25/35†	421,009	409,790
Permanent Master Issuer PLC
1.21%, 04/15/20(U)†	2,060,000	3,264,052
0.68%, 07/15/33†	830,000	827,511
Provident Funding Mortgage Loan Trust
2.63%, 04/25/34†	946,642	922,049
Residential Accredit Loans, Inc.
0.64%, 01/25/33†	214,265	201,958
Residential Asset Securitization Trust
0.54%, 05/25/35†	463,754	390,805
Residential Funding Mortgage Securities I
6.50%, 03/25/32	29,061	30,395
Sequoia Mortgage Trust
2.87%, 01/25/42	985,064	995,871
3.50%, 04/25/42†	2,000,000	2,050,960
Structured Adjustable Rate Mortgage Loan Trust
2.70%, 08/25/34†	948,685	779,485
0.54%, 09/25/34†	170,789	127,665
Structured Asset Mortgage Investments, Inc.
2.17%, 10/19/34†	553,852	349,061
0.49%, 07/19/35†	154,008	107,477
0.52%, 02/25/36†	821,534	458,102
Superannuation Members Home Loans Global Fund
0.76%, 03/09/36	1,189,830	1,187,099
0.97%, 06/12/40(E)	754,785	981,020
TBW Mortgage Backed Pass-Through Certificates
6.02%, 07/25/37 STEP	539,229	337,465
Thornburg Mortgage Securities Trust
0.37%, 06/25/37†	641,346	641,570
Wachovia Bank Commercial Mortgage Trust 5.42%, 01/15/45†	1,415,000	1,572,461
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.00%, 05/25/47†	880,569	200,682

Washington Mutual Mortgage Pass-Through Certificates
2.60%, 02/25/37†	823,813	531,373
5.08%, 05/25/37†	988,534	738,213
5.01%, 07/25/37†	2,322,241	1,512,677
1.56%, 06/25/42†	27,665	22,588
0.55%, 01/25/45†	952,165	788,990
0.56%, 08/25/45†	399,994	328,052
0.53%, 10/25/45†	415,863	332,181
1.14%, 06/25/46†	1,525,761	1,146,885
0.90%, 01/25/47†	866,836	485,763
Wells Fargo Mortgage-Backed Securities Trust
2.70%, 12/25/34†	901,832	897,851

Total Mortgage-Backed Securities (Cost $206,262,557)		200,868,414

MUNICIPAL BONDS — 1.8%
California State Public Works Board, California State University Projects, Revenue Bond, Series B-2
7.80%, 03/01/35	800,000	900,112
Chicago Transit Authority, Revenue Bond Series B
6.90%, 12/01/40	1,300,000	1,556,022
Irvine Ranch Water District Joint Powers Agency, Revenue Bond, Escrowed to Maturity
2.61%, 03/15/14	2,800,000	2,912,392
Kentucky Asset/Liability Commission, Revenue Bond
3.17%, 04/01/18	700,000	723,695
North Texas Higher Education Authority, Taxable Student Loan Revenue Bond, Series 1
1.47%, 04/01/40†	453,585	454,152
State of California, General Obligation
5.10%, 08/01/14	170,000	177,225

See Notes to Schedules of Investments.	27

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
5.65%, 04/01/39†	$1,340,000	$1,406,812
State of Illinois, General Obligation
3.32%, 01/01/13	5,500,000	5,602,300

Total Municipal Bonds (Cost $13,093,301)		13,732,710

U.S. TREASURY OBLIGATIONS — 16.0%
U.S. Treasury Bills
0.07%, 04/19/12	2,500,000	2,499,868
0.06%, 05/24/12Δ	2,912,000	2,911,747
0.04%, 06/21/12Δ	400,000	399,947
0.15%, 08/30/12Δ	1,582,000	1,581,226
0.12%, 09/13/12	12,000,000	11,993,172

		19,385,960

U.S. Treasury Bonds
8.13%, 05/15/21	41,000	62,048
7.25%, 08/15/22	51,000	74,890
7.63%, 11/15/22Δ	117,000	176,652
3.13%, 11/15/41	1,000,000	959,375

		1,272,965

U.S. Treasury Inflationary Index Bonds
1.13%, 01/15/21‡‡	1,700,000	1,983,873
0.13%, 01/15/22Δ‡‡	8,600,000	8,822,715

		10,806,588

U.S. Treasury Notes
0.63%, 12/31/12Δ	7,450,000	7,474,741
0.38%, 06/30/13	5,000,000	5,007,425
0.75%, 09/15/13Δ	1,480,000	1,490,060
0.13%, 09/30/13	3,090,000	3,082,637
0.25%, 10/31/13	2,300,000	2,298,204
0.25%, 11/30/13	1,000,000	999,102
0.25%, 01/31/14Δ	18,835,000	18,810,722
1.25%, 02/15/14‡‡	867,000	881,801
0.25%, 02/28/14Δ	1,268,000	1,266,316
0.25%, 12/15/14	571,000	567,655
0.25%, 01/15/15Δ	4,200,000	4,173,095
0.25%, 02/15/15	17,450,000	17,327,309
0.38%, 03/15/15	3,740,000	3,726,267
2.13%, 02/29/16	772,000	812,590
0.88%, 01/31/17	4,380,000	4,353,654
1.38%, 12/31/18Δ	4,300,000	4,255,323
1.25%, 01/31/19	3,000,000	2,937,657
3.38%, 11/15/19	167,000	186,466
2.13%, 08/15/21‡‡	12,100,000	12,093,381
2.00%, 02/15/22Δ	900,000	882,844

		92,627,249

Total U.S. Treasury Obligations (Cost $124,303,705)		124,092,762

	Shares
MONEY MARKET FUNDS — 10.2%
GuideStone Money Market Fund (GS4 Class)¥	23,437,185	23,437,185
Northern Institutional Liquid Assets Portfolio§	55,479,195	55,479,195

Total Money Market Funds (Cost $78,916,380)		78,916,380

	Par
REPURCHASE AGREEMENTS — 16.5%
Barclays Capital, Inc.
0.18% (dated 04/02/2012, due 04/03/2012, repurchase price $30,200,453, collateralized by Government National Mortgage Association, 4.000%, due 02/20/2042, total market value $31,172,312)	$30,200,000	30,200,000
J.P. Morgan Securities LLC
0.15% (dated 03/30/12, due 04/02/12, repurchase price $30,200,378, collateralized by Federal Home Loan Mortgage Corporation, 0.970%, due 12/05/14, total market value $30,869,740)	30,200,000	30,200,000
0.18% (dated 04/02/12, due 04/03/12, repurchase price $3,500,053, collateralized by Federal Home Loan Mortgage Corporation, 0.970%, due 12/05/14, total market value $3,572,701)	3,500,000	3,500,000
Morgan Stanley & Co., Inc.
0.13% (dated 03/30/12, due 04/02/12, repurchase price $3,200,035, collateralized by U.S. Treasury Note, 1.875%, due 09/30/2017, total market value $3,259,264)	3,200,000	3,200,000
0.15% (dated 03/30/12, due 04/02/12, repurchase price $30,200,378, collateralized by Federal National Mortgage Association, 2.750%, due 02/05/2014, total market value $30,816,983)	30,200,000	30,200,000
0.17% (dated 04/02/2012, due 04/03/2012, repurchase price $30,200,428, collateralized by Federal Home Loan Mortgage Corporation, 1.080%, due 12/15/2014, total market value $30,780,071)	30,200,000	30,200,000

Total Repurchase Agreements (Cost $127,500,000)		127,500,000

TOTAL INVESTMENTS — 121.9% (Cost $949,343,868)		943,024,822

	Notional Amount
WRITTEN OPTIONS — (0.1)%
Call Swaption — 0.0%

3-Month LIBOR, Strike Price $1.40, Expires 03/18/13 (DEUT)	$(14,000,000)	(91,654)

28	See Notes to Schedules of Investments.

	Notional Amount	Value
Put Swaption — (0.1)%
3-Month LIBOR, Strike Price $1.40, Expires 03/18/13 (DEUT)	$(14,000,000)	$(321,661)

Total Written Options (Premiums received $(434,250))		(413,315)

	Par
TBA SALE COMMITMENTS — (1.9)%
Federal Home Loan Mortgage Corporation
5.50%, 05/13/39 TBA	$(3,000,000)	(3,255,000)
Federal National Mortgage Association
5.50%, 05/13/36 TBA	(7,000,000)	(7,614,687)
Federal National Mortgage Association
4.00%, 05/01/41 TBA	(4,000,000)	(4,185,000)

Total TBA Sale Commitments (Cost $(15,005,312))		(15,054,687)

Liabilities in Excess of Other Assets — (19.9)%		(153,861,856)

NET ASSETS — 100.0%		$773,694,964

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

%
Mortgage-Backed Securities	26.0
Corporate Bonds	24.7
Foreign Bonds	18.7
Repurchase Agreements	16.5
U.S. Treasury Obligations	16.0
Future Contracts	15.8
Money Market Funds	10.2
Asset-Backed Securities	6.9
Municipal Bonds	1.8
Agency Obligations	1.1
Swap Agreements	0.2
Written Options	(0.1)
TBA Sale Commitments	(1.9)
Forward Foreign Currency Contracts	(7.0)

128.9

See Notes to Schedules of Investments.	29

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Swap agreements outstanding at March 31, 2012:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Buy Protection
Nabors Industries, 6.15%, due 02/15/18	(0.63)%	03/20/18	CITI	USD	$1,525,000	$69,010	$—	$69,010
Nabors Industries, 5.375%, due 08/15/12	(1.00)%	03/20/19	BNP	USD	2,700,000	89,455	8,660	80,795
Morgan Stanley ABS Capital I, 7.02%, due 12/27/33	(0.54)%	12/27/33	MSCS	USD	350,388	132,887	—	132,887
Long Beach Mortgage Trust, 6.72%, due 02/25/34	(0.49)%	02/25/34	BAR	USD	372,412	186,767	—	186,767
Specialty Underwriting & Residential Finance, 6.62%, due 02/25/35	(0.59)%	02/25/35	BAR	USD	353,593	217,920	—	217,920

					$5,301,393	$696,039	$8,660	$687,379

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Sell Protection
General Electric Capital Corporation, 5.625%, due 09/15/17	0.67%	1.00%	09/20/13	UBS	USD	$700,000	$3,613	$(15,018)	$18,631

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
Dow Jones CDX HY 8 Index	(1.63)%	06/20/12	CITI	USD	$4,900,000	$(22,471)	$—	$(22,471)
Dow Jones CDX IG14 Index	(1.00)%	06/20/15	UBS	USD	7,900,000	(86,446)	7,236	(93,682)
Dow Jones CDX IG16 Index	(1.00)%	12/20/15	CS	USD	1,800,000	(16,606)	12,494	(29,100)
Dow Jones CDX IG16 Index	(1.00)%	06/20/16	CS	USD	400,000	(3,068)	6,567	(9,635)
Dow Jones iTraxx	(1.00)%	12/20/16	CITI	USD	1,400,000	18,964	27,116	(8,152)
Dow Jones CDX IG9 Index	(0.80)%	12/20/17	BAR	USD	16,552,800	278,815	737,323	(458,508)
CMBX.NA.AAA.4 Index	(0.35)%	02/17/51	GSC	USD	5,700,000	397,418	802,286	(404,868)

					$38,652,800	$566,606	$1,593,022	$(1,026,416)

30	See Notes to Schedules of Investments.

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ Received	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
Brazil CETIP Interbank Deposit	9.93%	03/29/12	MSCS	BRL	$200,000	$24	$47	$(23)
3-Month LIBOR	1.50%	06/20/12	CS	EUR	3,400,000	(20,966)	(39,151)	18,185
Brazil CETIP Interbank Deposit	10.77%	01/02/14	UBS	BRL	400,000	3,858	916	2,942
Brazil CETIP Interbank Deposit	11.94%	01/02/14	HSBC	BRL	6,600,000	155,535	9,655	145,880
Brazil CETIP Interbank Deposit	11.96%	01/02/14	GSC	BRL	3,900,000	107,710	(19,896)	127,606
Brazil CETIP Interbank Deposit	12.56%	02/01/14	HSBC	BRL	800,000	21,412	941	20,471
Brazil CETIP Interbank Deposit	12.56%	02/01/14	BAR	BRL	1,000,000	26,295	751	25,544
Brazil CETIP Interbank Deposit	10.65%	02/01/14	MSCS	BRL	1,000,000	7,751	605	7,146
Brazil CETIP Interbank Deposit	10.14%	01/02/15	HSBC	BRL	3,800,000	9,753	9,782	(29)
6-Month EURIBOR	2.00%	03/21/17	BAR	EUR	3,600,000	97,676	106,493	(8,817)
6-Month BBR BBSW Index	(5.50)%	12/15/17	BAR	AUD	1,500,000	80,888	(5,857)	86,745
6-Month BBR BBSW Index	(5.50)%	12/15/17	DEUT	AUD	1,000,000	53,883	(3,489)	57,372
MXN-TIIE-Banxico	7.50%	02/06/21	UBS	MXN	300,000	1,692	911	781

					$27,500,000	$545,511	$61,708	$483,803

Total Swap agreements outstanding at March 31, 2012					$72,154,193	$1,811,769	$1,648,372	$163,397

Please see abbreviation and footnote definitions beginning on page 119.

See Notes to Schedules of Investments.	31

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$8,783,701	$—	$8,783,701	$—
Asset-Backed Securities	53,246,684	—	48,099,579	5,147,105
Corporate Bonds	191,286,586	—	188,360,755	2,925,831
Foreign Bonds	144,597,585	—	144,597,585	—
Money Market Funds	78,916,380	78,916,380	—	—
Mortgage-Backed Securities	200,868,414	—	185,849,034	15,019,380
Municipal Bonds	13,732,710	—	13,732,710	—
Repurchase Agreements	127,500,000	—	127,500,000	—
U.S. Treasury Obligations	124,092,762	—	124,092,762	—

Total Assets — Investments in Securities	$943,024,822	$78,916,380	$841,016,126	$23,092,316

Other Financial Instruments***
Swap Agreements	$1,811,769	$—	$1,811,769	$—

Total Assets — Other Financial Instruments	$1,811,769	$—	$1,811,769	$—

Liabilities:
Investments in Securities:
TBA Sale Commitments	$(15,054,687)	$—	$(15,054,687)	$—
Written Options	(413,315)	—	(413,315)	—

Total Liabilities — Investments in Securities	$(15,468,002)	$—	$(15,468,002)	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(829,910)	$—	$(829,910)	$—
Futures Contracts	(9,343)	(9,343)	—	—

Total Liabilities — Other Financial Instruments	$(839,253)	$(9,343)	$(829,910)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

Management has determined that the amount of Level 3 assets compared to total net assets is not material; therefore, the reconciliation of Level 3 assets is not shown for the period ending March 31, 2012.

32	See Notes to Schedules of Investments.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Par	Value
AGENCY OBLIGATIONS — 3.4%
Federal Farm Credit Bank
5.05%, 11/06/17	$400,000	$481,248
Federal Home Loan Bank
0.21%, 01/04/13	1,600,000	1,600,278
5.63%, 06/11/21	700,000	878,617
Federal Home Loan Mortgage Corporation
0.01%, 05/02/12Ω	9,000,000	8,999,693
0.05%, 07/11/12Ω	9,000,000	8,999,001
0.70%, 11/04/13	1,100,000	1,100,338
4.38%, 01/15/14(E)	400,000	562,920
1.00%, 03/08/17Δ	1,500,000	1,480,965
2.38%, 01/13/22	1,600,000	1,574,094
Federal National Mortgage Association
5.25%, 08/01/12	2,400,000	2,438,455
1.13%, 04/27/17Δ	390,000	388,050
3.45%, 10/09/19	150,000	116,213
6.63%, 11/15/30	820,000	1,166,967
5.63%, 07/15/37Δ	300,000	397,993
Tennessee Valley Authority
5.25%, 09/15/39	350,000	421,295
4.63%, 09/15/60	200,000	219,399

Total Agency Obligations (Cost $30,371,676)		30,825,526

ASSET-BACKED SECURITIES — 3.6%
Access Group, Inc.
1.86%, 10/27/25†	1,350,143	1,382,756
Amortizing Residential Collateral Trust
0.52%, 01/01/32†	34,124	21,948
Asset-Backed Securities Corporation Home Equity
0.52%, 09/25/34†	168,113	149,359
Avis Budget Rental Car Funding AESOP LLC
4.64%, 05/20/16 144A	200,000	215,365
3.15%, 03/20/17 144A	160,000	164,969
2.80%, 05/20/18 144A	200,000	199,842
Bayview Financial Acquisition Trust
0.92%, 02/28/44†	371,263	346,842
Bear Stearns Asset-Backed Securities, Inc.
6.00%, 10/25/36	2,386,060	1,705,625
6.50%, 10/25/36	2,950,510	1,949,968
Brazos Higher Education Authority
0.58%, 09/25/23†	514,187	505,969
1.39%, 05/25/29†	419,009	419,360
1.41%, 07/25/29†	1,100,000	1,088,071
1.29%, 02/25/30†	1,100,000	1,071,574
CIT Mortgage Loan Trust
1.24%, 10/25/37 144A†	98,861	98,979
1.49%, 10/25/37 144A†	430,000	335,473
1.69%, 10/25/37 144A†@	800,000	357,987
College Loan Corporation Trust
0.65%, 10/25/25†	1,000,000	983,885
Countrywide Home Equity Loan Trust
0.53%, 02/15/34†	311,018	207,228
0.48%, 12/15/35†	824,600	451,469
0.38%, 07/15/36†	816,491	525,897
Education Funding Capital Trust I
0.00%, 06/15/43†	700,000	609,000
1.45%, 06/15/43+†	100,000	94,002
EMC Mortgage Loan Trust
0.79%, 11/25/41 144A†	97,137	86,374
Financial Asset Securities Corporation AAA Trust
0.65%, 02/27/35 144A†	1,005,622	616,836
GCO Education Loan Funding Trust
0.68%, 02/27/28†	100,000	85,588
0.72%, 05/25/36†	150,000	122,313
GMAC Mortgage Corporation Loan Trust
7.00%, 09/25/37	340,698	237,594
Goal Capital Funding Trust
1.19%, 08/25/48 144A†	380,897	364,862
Greenpoint Manufactured Housing
2.25%, 11/22/31†	300,000	251,935
Hertz Vehicle Financing LLC
5.29%, 03/25/16 144A	400,000	438,366
HSBC Home Equity Loan Trust
1.44%, 11/20/36†	730,367	657,622
Iowa Student Loan Liquidity Corporation
1.72%, 06/25/42†	291,653	275,805
Keycorp Student Loan Trust
0.68%, 08/27/31†	664,882	594,125
Knowledgeworks Foundation
1.44%, 02/25/42†	264,691	259,186
Lehman XS Trust
0.54%, 11/25/35†	744,074	514,452
0.51%, 02/25/36†	894,058	532,146
Magnolia Funding, Ltd.
3.00%, 04/20/17 144A(E)	1,206,480	1,610,702
Missouri Higher Education Loan Authority
1.44%, 11/26/32†	753,903	742,205
Nelnet Education Loan Funding, Inc.
1.09%, 02/25/39†	800,000	688,006
Panhandle-Plains Higher Education Authority, Inc.
1.60%, 10/01/35†	826,118	824,399
Provident Bank Home Equity Loan Trust
0.78%, 08/25/31†	105,482	50,072
Residential Asset Mortgage Products, Inc.
0.72%, 03/25/34†	345,441	231,984
Residential Funding Securities LLC
0.69%, 06/25/33 144A†	216,410	203,487
Salomon Brothers Mortgage Securities VII, Inc.
0.72%, 03/25/28†	37,955	35,065
SLM Student Loan Trust
2.06%, 04/25/23†	5,524,609	5,672,547
0.76%, 12/15/25 144A†	400,000	378,786
0.68%, 01/25/27†	900,000	843,168
3.50%, 08/17/43 144A†	1,334,929	1,311,454
3.49%, 05/16/44 144A†	1,322,037	1,372,158

See Notes to Schedules of Investments.	33

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Structured Asset Investment Loan Trust
1.08%, 08/25/34†	$434,744	$386,502

Total Asset-Backed Securities (Cost $36,194,717)		32,273,307

CORPORATE BONDS — 20.4%
ACCO Brands Corporation
10.63%, 03/15/15	175,000	191,408
AES Corporation
7.38%, 07/01/21 144A	350,000	388,500
Ally Financial, Inc.
6.25%, 12/01/17	606,000	626,293
8.00%, 03/15/20Δ	450,000	501,750
American Express Co.
6.80%, 09/01/66†	1,400,000	1,433,250
American Express Credit Corporation
5.13%, 08/25/14	160,000	174,114
American International Group, Inc.
3.75%, 11/30/13 144A	200,000	202,389
5.60%, 10/18/16	600,000	650,375
5.45%, 05/18/17	125,000	134,681
5.85%, 01/16/18	180,000	196,234
8.25%, 08/15/18 144A	3,200,000	3,851,110
6.40%, 12/15/20Δ	260,000	294,749
6.25%, 03/15/37	680,000	615,400
Anadarko Petroleum Corporation
6.38%, 09/15/17	540,000	642,392
8.70%, 03/15/19	225,000	295,895
6.45%, 09/15/36	225,000	261,315
ANZ Capital Trust II
5.36%, 11/29/49 144A	800,000	816,000
Apache Corporation
6.00%, 09/15/13	680,000	732,903
Arch Coal, Inc.
7.25%, 06/15/21 144AΔ	500,000	463,750
Aristotle Holding, Inc.
3.50%, 11/15/16 144A	1,020,000	1,066,574
3.90%, 02/15/22 144AΔ	375,000	379,802
Arizona Public Service Co.
8.75%, 03/01/19Δ	525,000	681,830
Ashtead Capital, Inc.
9.00%, 08/15/16 144A	400,000	419,500
ASIF Global Financing XIX
4.90%, 01/17/13 144A	100,000	101,700
Astoria Financial Corporation
5.75%, 10/15/12	450,000	460,117
AT&T, Inc.
5.10%, 09/15/14	550,000	605,744
2.95%, 05/15/16Δ	825,000	872,645
5.50%, 02/01/18	390,000	460,060
3.88%, 08/15/21Δ	200,000	211,957
6.55%, 02/15/39Δ	130,000	158,755
5.35%, 09/01/40	70,000	74,711
Baker Hughes, Inc.
7.50%, 11/15/18	710,000	938,007
Bank of America Corporation
1.97%, 01/30/14†Δ	900,000	884,099
0.83%, 10/14/16†Δ	1,700,000	1,482,249
3.88%, 03/22/17	130,000	130,864
5.75%, 12/01/17Δ	2,290,000	2,458,981
5.65%, 05/01/18	2,700,000	2,885,968
5.88%, 01/05/21Δ	150,000	158,948
5.00%, 05/13/21Δ	560,000	561,882
5.70%, 01/24/22	575,000	609,833
Barrick North America Finance LLC
4.40%, 05/30/21	610,000	644,190
BB&T Corporation
3.20%, 03/15/16Δ	475,000	499,787
Bear Stearns Cos. LLC
5.70%, 11/15/14	1,000,000	1,105,658
6.40%, 10/02/17Δ	1,200,000	1,398,845
7.25%, 02/01/18Δ	725,000	875,289
BellSouth Capital Funding Corporation
7.88%, 02/15/30	210,000	269,983
BellSouth Corporation
4.75%, 11/15/12	40,000	41,017
6.88%, 10/15/31	10,000	12,083
Berkshire Hathaway, Inc.
3.20%, 02/11/15	280,000	298,497
BMW US Capital LLC
0.92%, 12/21/12†	3,400,000	3,395,798
Boeing Capital Corporation
4.70%, 10/27/19Δ	230,000	266,165
Boeing Co.
4.88%, 02/15/20Δ	300,000	354,729
6.63%, 02/15/38	210,000	281,010
Calpine Corporation
7.88%, 01/15/23 144AΔ	700,000	759,500
Capital One Capital III
7.69%, 08/01/66	325,000	328,250
Casella Waste Systems, Inc.
11.00%, 07/15/14	375,000	403,125
Caterpillar Financial Services Corporation
6.20%, 09/30/13	450,000	487,839
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	710,000	976,156
CenterPoint Energy Resources Corporation
5.95%, 01/15/14	525,000	562,485
Chesapeake Midstream Partners LP
5.88%, 04/15/21 144A	330,000	330,000
Chubb Corporation
6.38%, 03/29/67†	375,000	389,063
Cigna Corporation
2.75%, 11/15/16Δ	225,000	228,052
Cimarex Energy Co.
7.13%, 05/01/17	70,000	72,450
CitiFinancial, Inc.
6.63%, 06/01/15	300,000	318,724
Citigroup Capital XXI
8.30%, 12/21/77†	274,000	277,288
Citigroup, Inc.
6.50%, 08/19/13	110,000	116,410
6.00%, 12/13/13	980,000	1,038,727
5.00%, 09/15/14	1,720,000	1,782,305
6.01%, 01/15/15Δ	150,000	163,081
4.45%, 01/10/17Δ	200,000	209,726
5.50%, 02/15/17	1,160,000	1,218,003
6.13%, 11/21/17Δ	1,205,000	1,346,591
6.13%, 05/15/18	2,400,000	2,693,834
4.50%, 01/14/22	300,000	301,766

34	See Notes to Schedules of Investments.

	Par	Value
6.88%, 03/05/38	$330,000	$382,254
Comcast Cable Communications Holdings, Inc.
8.38%, 03/15/13	83,000	89,017
Comcast Corporation
5.88%, 02/15/18Δ	200,000	236,993
5.70%, 05/15/18	1,250,000	1,477,230
6.95%, 08/15/37	40,000	50,812
Comcast Holdings Corporation
10.63%, 07/15/12	550,000	562,635
Concho Resources, Inc.
5.50%, 10/01/22	260,000	256,425
ConocoPhillips Holding Co.
6.95%, 04/15/29Δ	420,000	565,806
Continental Airlines 1998-1 Class A Pass Through Trust
6.65%, 03/15/19	239,983	251,070
COX Communications, Inc.
5.45%, 12/15/14	210,000	233,596
CVS Caremark Corporation
6.60%, 03/15/19	590,000	728,836
CVS Pass-Through Trust
6.94%, 01/10/30	807,265	931,483
Daimler Finance NA LLC
6.50%, 11/15/13	100,000	108,946
1.08%, 03/28/14 144A†	3,400,000	3,381,467
Delta Air Lines 2007-1 Class A Pass Through Trust
6.82%, 02/10/24	366,467	401,281
Devon Energy Corporation
5.60%, 07/15/41	590,000	666,379
DIRECTV Holdings LLC
3.50%, 03/01/16	525,000	551,889
Discover Bank
8.70%, 11/18/19Δ	425,000	529,635
DISH DBS Corporation
7.00%, 10/01/13	10,000	10,700
6.63%, 10/01/14	30,000	32,850
7.75%, 05/31/15Δ	200,000	228,250
Dominion Resources, Inc.
5.70%, 09/17/12	1,230,000	1,258,060
Dow Chemical Co.
7.60%, 05/15/14	650,000	736,372
Duke Energy Carolinas LLC
5.63%, 11/30/12	580,000	599,250
Ecolab, Inc.
3.00%, 12/08/16	500,000	520,463
4.35%, 12/08/21Δ	555,000	589,530
El Paso Corporation
7.00%, 06/15/17	710,000	794,166
7.80%, 08/01/31	750,000	856,207
El Paso Natural Gas Co.
7.50%, 11/15/26	300,000	349,074
Energy Transfer Partners LP
6.70%, 07/01/18Δ	1,045,000	1,199,590
5.20%, 02/01/22Δ	150,000	157,220
Enterprise Products Operating LLC
4.05%, 02/15/22Δ	960,000	996,133
6.13%, 10/15/39	30,000	33,903
5.70%, 02/15/42Δ	400,000	434,107
8.38%, 08/01/66†	325,000	354,572
7.03%, 01/15/68†	350,000	376,698
EOG Resources, Inc.
1.29%, 02/03/14†	3,500,000	3,528,346
ERP Operating LP
4.63%, 12/15/21	375,000	395,608
Exelon Corporation
5.63%, 06/15/35	655,000	709,081
Fifth Third Bancorp
3.63%, 01/25/16Δ	175,000	184,472
Fifth Third Bank Ohio
0.61%, 05/17/13†	400,000	396,639
First Niagara Financial Group, Inc.
6.75%, 03/19/20	250,000	274,250
FirstEnergy Corporation
7.38%, 11/15/31Δ	930,000	1,148,116
Ford Motor Credit Co., LLC
5.63%, 09/15/15Δ	3,100,000	3,304,445
8.00%, 12/15/16Δ	1,300,000	1,510,475
Freeport-McMoRan Copper & Gold, Inc.
3.55%, 03/01/22	500,000	481,199
Fresenius Medical Care US Finance, Inc.
6.88%, 07/15/17Δ	250,000	274,688
GE Capital Trust I
6.38%, 11/15/67†Δ	321,000	327,420
General Electric Capital Corporation
5.45%, 01/15/13Δ	150,000	155,601
6.00%, 08/07/19	1,850,000	2,163,629
4.38%, 09/16/20	330,000	348,166
5.30%, 02/11/21Δ	60,000	65,098
5.88%, 01/14/38	150,000	165,455
General Electric Co.
5.00%, 02/01/13	840,000	870,779
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/18	380,000	459,511
Goldman Sachs Capital II
5.79%, 06/01/43†Δ	60,000	41,475
Goldman Sachs Group, Inc.
3.63%, 08/01/12Δ	110,000	110,975
5.45%, 11/01/12Δ	190,000	194,357
4.75%, 07/15/13	20,000	20,711
5.25%, 10/15/13Δ	160,000	167,544
5.75%, 10/01/16	1,900,000	2,058,433
5.95%, 01/18/18	2,300,000	2,480,635
5.38%, 03/15/20Δ	250,000	254,553
6.00%, 06/15/20	460,000	484,799
5.25%, 07/27/21	110,000	109,089
6.25%, 02/01/41	800,000	792,734
HCA, Inc.
6.50%, 02/15/16Δ	686,000	734,020
7.88%, 02/15/20Δ	125,000	137,969
7.69%, 06/15/25	250,000	242,188
HCP, Inc. REIT
6.00%, 01/30/17	300,000	333,743
5.38%, 02/01/21Δ	200,000	215,897
Hess Corporation
8.13%, 02/15/19Δ	330,000	426,758
7.88%, 10/01/29	260,000	346,917
7.30%, 08/15/31	110,000	140,374
Hewlett-Packard Co.
0.77%, 05/24/13†	3,000,000	2,994,231
3.00%, 09/15/16Δ	300,000	308,481

See Notes to Schedules of Investments.	35

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
2.60%, 09/15/17	$250,000	$250,162
HSBC Finance Corporation
7.00%, 05/15/12	390,000	392,828
6.38%, 11/27/12Δ	70,000	72,327
6.68%, 01/15/21Δ	90,000	96,229
HSBC USA, Inc.
2.38%, 02/13/15	1,700,000	1,712,835
Humana, Inc.
7.20%, 06/15/18Δ	480,000	575,862
ILFC E-Capital Trust II
6.25%, 12/21/65 144A†	280,000	206,500
International Lease Finance Corporation
6.50%, 09/01/14 144AΔ	240,000	254,700
6.75%, 09/01/16 144A	880,000	947,100
8.63%, 01/15/22Δ	250,000	279,167
JPMorgan Chase & Co.
5.75%, 01/02/13Δ	320,000	331,519
5.15%, 10/01/15Δ	1,890,000	2,057,722
6.30%, 04/23/19Δ	800,000	925,752
4.95%, 03/25/20Δ	800,000	864,321
4.40%, 07/22/20	230,000	239,019
4.35%, 08/15/21	70,000	71,658
JPMorgan Chase Capital XXV
6.80%, 10/01/37Δ	375,000	378,975
Kerr-McGee Corporation
6.95%, 07/01/24	420,000	508,349
7.88%, 09/15/31	690,000	892,233
Kinder Morgan Energy Partners LP
5.85%, 09/15/12	40,000	40,832
5.00%, 12/15/13	200,000	212,472
6.00%, 02/01/17	250,000	288,460
Kraft Foods, Inc.
6.13%, 08/23/18	350,000	422,679
5.38%, 02/10/20	730,000	845,287
6.50%, 02/09/40	300,000	370,476
Kroger Co.
6.15%, 01/15/20	360,000	438,346
L-3 Communications Corporation
6.38%, 10/15/15	250,000	256,562
Lehman Brothers Holdings, Inc.
6.63%, 01/18/12#	200,000	59,500
5.63%, 01/24/13#	2,300,000	690,000
6.75%, 12/28/17#	3,200,000	320
Lehman Escrow Bonds
0.00%, 03/01/42	3,200,000	—
0.00%, 07/19/47	150,000	—
0.00%, 12/28/47	140,000	—
0.00%, 11/30/49	2,330,000	—
0.00%, 12/31/99	2,300,000	—
Liberty Property LP
4.75%, 10/01/20Δ	575,000	591,059
Lyondell Chemical Co.
11.00%, 05/01/18Δ	249,550	277,000
MarkWest Energy Partners LP
6.25%, 06/15/22	290,000	305,950
Medtronic, Inc.
4.45%, 03/15/20Δ	300,000	338,396
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	3,850,000	3,959,636
6.05%, 05/16/16Δ	275,000	289,815
5.70%, 05/02/17	400,000	410,654
6.40%, 08/28/17Δ	2,300,000	2,511,110
MetLife Capital Trust IV
7.88%, 12/15/37 144A	300,000	331,500
MetLife Capital Trust X
9.25%, 04/08/68 144AΔ	300,000	363,000
MetLife, Inc.
4.75%, 02/08/21Δ	620,000	681,309
6.40%, 12/15/66	150,000	147,750
Morgan Stanley
1.32%, 03/01/13(E)†	500,000	659,870
1.01%, 10/18/16†	340,000	292,274
4.75%, 03/22/17Δ	60,000	60,086
6.63%, 04/01/18	1,525,000	1,607,829
Nabors Industries, Inc.
9.25%, 01/15/19Δ	3,300,000	4,241,909
Nationwide Financial Services, Inc.
5.38%, 03/25/21 144AΔ	575,000	589,679
NCUA Guaranteed Notes
3.00%, 06/12/19	300,000	319,362
Newfield Exploration Co.
7.13%, 05/15/18	100,000	105,750
5.75%, 01/30/22	50,000	52,625
News America, Inc.
6.15%, 02/15/41Δ	450,000	517,356
Noble Energy, Inc.
4.15%, 12/15/21	620,000	634,949
Northwestern Mutual Life Insurance
6.06%, 03/30/40 144A	500,000	590,796
Occidental Petroleum Corporation
3.13%, 02/15/22	310,000	313,396
Overseas Private Investment Corporation
0.76%, 11/18/13Ω†	3,500,000	3,522,726
0.00%, 07/12/16Ω†	3,000,000	3,654,498
Pacific Gas & Electric Co.
8.25%, 10/15/18	40,000	53,021
6.05%, 03/01/34	110,000	134,150
5.80%, 03/01/37Δ	250,000	299,726
Patrons’ Legacy
5.65%, 05/17/21+ 144A	1,290,357	1,226,573
Peabody Energy Corporation
7.88%, 11/01/26	1,100,000	1,144,000
Pemex Project Funding Master Trust
6.63%, 06/15/35	159,000	182,850
PepsiCo, Inc.
7.90%, 11/01/18Δ	140,000	188,425
Pfizer, Inc.
7.20%, 03/15/39	600,000	870,053
Phillips 66
4.30%, 04/01/22 144AΔ	325,000	331,258
Plastipak Holdings, Inc.
8.50%, 12/15/15 144A	200,000	207,000
Pricoa Global Funding I
0.67%, 09/27/13 144A†	1,700,000	1,685,965
Private Export Funding Corporation
5.45%, 09/15/17	1,600,000	1,923,859
Progress Energy, Inc.
7.75%, 03/01/31	350,000	476,390
ProLogis LP
1.88%, 11/15/37	350,000	351,750

36	See Notes to Schedules of Investments.

	Par	Value
Prudential Financial, Inc.
4.50%, 11/15/20Δ	$900,000	$956,555
PVNGS II Funding Corporation, Inc.
8.00%, 12/30/15	715,000	763,879
Raytheon Co.
3.13%, 10/15/20Δ	200,000	203,940
Reed Elsevier Capital, Inc.
8.63%, 01/15/19Δ	410,000	517,622
Reinsurance Group of America, Inc.
6.75%, 12/15/65†Δ	125,000	115,717
Rensselaer Polytechnic Institute
5.60%, 09/01/20	675,000	756,054
Reynolds Group Issuer, Inc.
7.13%, 04/15/19 144A	500,000	523,750
Roche Holdings, Inc.
6.00%, 03/01/19 144AΔ	430,000	525,147
Rock-Tenn Co.
5.63%, 03/15/13	50,000	51,500
RSC Equipment Rental, Inc.
10.00%, 07/15/17 144A	500,000	580,000
Safeway, Inc.
3.95%, 08/15/20Δ	150,000	149,013
4.75%, 12/01/21	330,000	341,804
Service Corporation International
7.63%, 10/01/18	90,000	103,950
7.50%, 04/01/27	200,000	203,500
SESI LLC
7.13%, 12/15/21 144A	80,000	86,800
Simon Property Group LP
10.35%, 04/01/19	750,000	1,034,488
Southern Natural Gas Co.
8.00%, 03/01/32Δ	400,000	497,268
Southern Union Co.
3.56%, 11/01/66†	525,000	462,656
Sprint Capital Corporation
6.90%, 05/01/19Δ	30,000	26,100
6.88%, 11/15/28	50,000	38,500
8.75%, 03/15/32	120,000	103,500
Sprint Nextel Corporation
9.00%, 11/15/18 144AΔ	80,000	88,000
State Street Corporation
4.96%, 03/15/18	530,000	554,174
Steel Dynamics, Inc.
6.75%, 04/01/15Δ	225,000	230,063
7.75%, 04/15/16Δ	500,000	521,250
SunTrust Banks, Inc.
3.60%, 04/15/16Δ	300,000	310,279
SunTrust Preferred Capital I
4.00%, 06/29/49†	357,000	253,916
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144AΔ	540,000	671,068
Tenet Healthcare Corporation
9.25%, 02/01/15Δ	1,262,000	1,407,130
Tennessee Gas Pipeline Co.
7.50%, 04/01/17	250,000	297,037
7.63%, 04/01/37	50,000	60,016
Terex Corporation
10.88%, 06/01/16	250,000	285,625
Thermo Fisher Scientific, Inc.
3.60%, 08/15/21Δ	160,000	169,217
Time Warner Cable, Inc.
8.75%, 02/14/19Δ	560,000	731,009
4.13%, 02/15/21	70,000	72,857
5.88%, 11/15/40Δ	440,000	475,791
Time Warner, Inc.
4.70%, 01/15/21Δ	10,000	10,945
6.10%, 07/15/40	140,000	157,239
6.25%, 03/29/41	40,000	45,870
Time Warner Entertainment Co. LP
8.38%, 07/15/33	590,000	790,402
Transatlantic Holdings, Inc.
8.00%, 11/30/39	275,000	307,396
UAL 1993 Pass Through Trust A
9.21%, 01/21/17+	81,116	—
UAL 1995 Pass Through Trust A
9.56%, 10/19/18@	134,186	31,869
Union Bank NA
1.43%, 06/06/14†	2,600,000	2,591,826
United Parcel Service, Inc.
4.50%, 01/15/13	770,000	794,556
UnitedHealth Group, Inc.
4.88%, 02/15/13Δ	370,000	383,432
4.88%, 04/01/13	410,000	427,127
Verizon Communications, Inc.
6.10%, 04/15/18Δ	290,000	349,599
3.50%, 11/01/21Δ	565,000	579,203
6.00%, 04/01/41	40,000	47,557
Verizon Global Funding Corporation
4.38%, 06/01/13	140,000	146,086
Wachovia Bank NA
6.60%, 01/15/38	275,000	329,388
Wachovia Capital Trust III
5.57%, 03/29/49†Δ	960,000	910,800
Wachovia Corporation
5.25%, 08/01/14	1,850,000	1,992,315
5.63%, 10/15/16	250,000	278,984
Waste Management, Inc.
7.38%, 05/15/29	140,000	181,394
WEA Finance LLC
7.13%, 04/15/18 144AΔ	400,000	471,852
WellPoint, Inc.
5.88%, 06/15/17Δ	720,000	841,653
Wells Fargo & Co.
4.38%, 01/31/13Δ	600,000	618,596
3.68%, 06/15/16 STEP	290,000	309,997
4.60%, 04/01/21Δ	70,000	75,208
7.98%, 03/29/49†Δ	2,600,000	2,843,750
Wells Fargo Capital X
5.95%, 12/01/86	200,000	203,820
Williams Cos., Inc.
7.50%, 01/15/31	10,000	12,034
7.75%, 06/15/31	25,000	30,538
8.75%, 03/15/32	451,000	596,155
WPX Energy, Inc.
6.00%, 01/15/22 144AΔ	160,000	160,800
Xylem, Inc.
3.55%, 09/20/16 144A	350,000	365,531

Total Corporate Bonds (Cost $177,066,866)		183,997,513

See Notes to Schedules of Investments.	37

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
FOREIGN BONDS — 16.8%
Australia — 3.6%
Australia Government Bond
5.50%, 12/15/13(A)	$400,000	$428,203
4.75%, 06/15/16(A)	7,800,000	8,463,324
6.00%, 02/15/17(A)	2,400,000	2,756,004
5.50%, 01/21/18(A)	5,100,000	5,777,768
5.75%, 07/15/22(A)	6,500,000	7,670,007
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21	940,000	950,622
Commonwealth Bank of Australia
3.75%, 10/15/14 144A	440,000	461,388
5.00%, 10/15/19 144A	50,000	54,096
National Australia Bank, Ltd.
1.30%, 04/11/14 144A†Δ	2,000,000	1,993,962
Newcrest Finance Pty, Ltd.
4.45%, 11/15/21 144A	400,000	404,102
QBE Insurance Group, Ltd.
5.65%, 07/01/23 144A†@	525,000	490,683
Rio Tinto Finance USA, Ltd.
2.50%, 05/20/16	30,000	31,124
3.50%, 11/02/20Δ	1,180,000	1,206,981
4.13%, 05/20/21	140,000	147,982
3.75%, 09/20/21	110,000	113,785
Westpac Banking Corporation
1.90%, 12/14/12 144A	1,500,000	1,513,421

		32,463,452

Austria — 0.1%
PE Paper Escrow GmbH
12.00%, 08/01/14 144A	450,000	490,500

Bermuda — 0.1%
Arch Capital Group, Ltd.
7.35%, 05/01/34	175,000	209,307
Endurance Specialty Holdings, Ltd.
6.15%, 10/15/15	150,000	160,615
Weatherford International, Ltd.
9.63%, 03/01/19@	325,000	431,296

		801,218

Brazil — 0.1%
Brazilian Government International Bond
8.25%, 01/20/34	600,000	909,000

Canada — 0.9%
Bank of Montreal
1.95%, 01/30/17 144A	250,000	253,092
Bank of Nova Scotia
1.05%, 03/20/15 144AΔ	1,000,000	999,133
1.75%, 03/22/17 144AΔ	700,000	699,210
Barrick Gold Corporation
3.85%, 04/01/22 144A	130,000	130,785
Caisse Centrale Desjardins du Quebec
1.60%, 03/06/17 144AΔ	600,000	595,152
Canadian Government Bond
2.25%, 08/01/14(C)	3,000,000	3,076,274
Canadian Imperial Bank of Commerce
1.50%, 12/12/14 144A	400,000	407,615
Nexen, Inc.
6.40%, 05/15/37	40,000	44,122
7.50%, 07/30/39	250,000	307,960
Potash Corporation of Saskatchewan, Inc.
4.88%, 03/30/20Δ	110,000	124,529
PTTEP Canada International Finance, Ltd.
5.69%, 04/05/21 144A	320,000	344,339
Rogers Communications, Inc.
6.38%, 03/01/14Δ	90,000	99,169
6.75%, 03/15/15	10,000	11,418
Teck Resources, Ltd.
10.75%, 05/15/19Δ	274,000	340,802
Toronto-Dominion Bank
1.50%, 03/13/17 144AΔ	700,000	693,363
TransCanada PipeLines, Ltd.
6.35%, 05/15/67†	400,000	413,892

		8,540,855

Cayman Islands — 0.8%
MUFG Capital Finance 1, Ltd.
6.35%, 07/29/49†	150,000	158,278
Petrobras International Finance Co.
3.88%, 01/27/16	250,000	264,401
6.13%, 10/06/16	271,000	307,856
5.75%, 01/20/20Δ	285,000	317,148
5.38%, 01/27/21Δ	1,530,000	1,655,061
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 12/29/49 144A†Δ	1,015,000	1,061,449
Transocean, Inc.
6.00%, 03/15/18	425,000	471,076
6.50%, 11/15/20	850,000	951,997
Vale Overseas, Ltd.
4.38%, 01/11/22	932,000	940,804
8.25%, 01/17/34	80,000	105,419
6.88%, 11/21/36	511,000	595,233

		6,828,722

Chile — 0.0%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 144A	190,000	195,444
Corporacion Nacional del Cobre de Chile
4.75%, 10/15/14 144A	210,000	226,696

		422,140

Colombia — 0.1%
Colombia Government International Bond
4.38%, 07/12/21Δ	880,000	961,400

Denmark — 0.3%
BRFkredit A/S
2.05%, 04/15/13 144A	1,200,000	1,215,847
Danske Bank A/S
2.50%, 05/10/12 144A	600,000	601,048
FIH Erhvervsbank A/S
2.00%, 06/12/13 144AΔ	1,000,000	1,015,815

		2,832,710

38	See Notes to Schedules of Investments.

	Par	Value
France — 0.8%
Banque PSA Finance SA
2.37%, 04/04/14 144A†	$1,500,000	$1,448,727
Cie de Financement Foncier
2.13%, 04/22/13 144A	3,500,000	3,520,125
Compagnie Generale de Geophysique - Veritas
9.50%, 05/15/16	250,000	276,250
7.75%, 05/15/17	155,000	161,975
Credit Agricole SA
2.63%, 01/21/14 144A	310,000	303,549
8.38%, 10/29/49 144A†Δ	980,000	916,300
Legrand France SA
8.50%, 02/15/25	250,000	319,475

		6,946,401

Iceland — 0.1%
Glitnir Banki HF
6.33%, 07/28/11 144A#@	600,000	165,000
6.38%, 09/25/12 144A#@	580,000	159,500
6.69%, 06/15/16+ 144A#Δ	1,000,000	10
7.45%, 03/29/49+ 144A#	100,000	1
Kaupthing Bank HF
5.75%, 10/04/11 144A#@	250,000	67,500
7.63%, 02/28/15 144A#@	2,490,000	672,300
7.13%, 05/19/16+ 144A#	350,000	4
Landsbanki Islands HF
6.10%, 08/25/11 144A#@	1,500,000	71,250

		1,135,565

India — 0.4%
ICICI Bank, Ltd.
2.24%, 02/24/14 144A†	3,400,000	3,334,156
6.38%, 04/30/22 144A†	418,000	399,190
ICICI Bank, Ltd.
6.38%, 04/30/22†	110,000	105,050

		3,838,396

Indonesia — 0.1%
Indonesia Government International Bond
8.50%, 10/12/35	330,000	492,525

Ireland — 0.1%
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC
8.38%, 04/30/13 144A	120,000	126,300
6.49%, 02/02/16 144A	230,000	238,913
7.75%, 02/02/21 144A	200,000	198,250

		563,463

Italy — 0.4%
Intesa Sanpaolo SpA
2.89%, 02/24/14 144A†Δ	3,400,000	3,318,145
3.63%, 08/12/15 144A	290,000	277,264

		3,595,409

Japan — 0.2%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
3.85%, 01/22/15 144A	330,000	349,957
Mitsui Sumitomo Insurance Co., Ltd.
7.00%, 03/15/72 144A†	200,000	202,591
Mizuho Corporate Bank, Ltd.
2.55%, 03/17/17 144A	450,000	450,477
Resona Bank, Ltd.
5.85%, 09/29/49 144A†@Δ	250,000	260,180
Sumitomo Mitsui Banking Corporation
3.15%, 07/22/15 144A	640,000	666,902

		1,930,107

Jersey — 0.1%
HSBC Capital Funding LP
4.61%, 12/29/49 144A†Δ	800,000	772,076
QBE Capital Funding III, Ltd.
7.25%, 05/24/41 144A†	200,000	186,000
UBM PLC
5.75%, 11/03/20 144A	260,000	257,509

		1,215,585

Luxembourg — 0.6%
Fiat Finance & Trade SA
9.00%, 07/30/12(E)	700,000	951,342
Gazprom OAO Via Gaz Capital SA
9.25%, 04/23/19	290,000	359,600
6.51%, 03/07/22 144AΔ	3,100,000	3,394,500
Intelsat Jackson Holdings SA
7.50%, 04/01/21Δ	500,000	528,125
TNK-BP Finance SA
7.50%, 07/18/16	190,000	215,175

		5,448,742

Malaysia — 0.2%
Malaysia Government Bond
3.43%, 08/15/14(R)	1,620,000	532,252
3.84%, 08/12/15(R)	2,280,000	758,293
4.26%, 09/15/16(R)	650,000	220,246

		1,510,791

Mexico — 0.6%
America Movil SAB de CV
5.63%, 11/15/17Δ	270,000	317,060
5.00%, 03/30/20Δ	240,000	268,079
Mexican Bonos
8.00%, 06/11/20(M)	32,757,000	2,900,261
10.00%, 12/05/24(M)	3,487,200	356,942
Mexico Cetes
4.48%, 06/14/12(M)	69,800,000	540,536
Mexico Government International Bond
6.75%, 09/27/34Δ	601,000	775,290
6.05%, 01/11/40	134,000	162,140
Petroleos Mexicanos
5.50%, 01/21/21	370,000	409,775

		5,730,083

Netherlands — 1.4%
Achmea Hypotheekbank NV
3.20%, 11/03/14 144A	1,216,000	1,271,884
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.38%, 01/19/17Δ	170,000	173,989
4.50%, 01/11/21	2,000,000	2,063,366
11.00%, 12/29/49 144A†Δ	687,000	876,918

See Notes to Schedules of Investments.	39

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Deutsche Telekom International Finance BV
5.75%, 03/23/16	$510,000	$576,442
ING Bank NV
3.90%, 03/19/14 144A	500,000	526,249
2.38%, 06/09/14 144A	550,000	546,425
LeasePlan Corporation NV
3.00%, 05/07/12 144A	2,300,000	2,305,658
Shell International Finance BV
4.38%, 03/25/20	700,000	802,369
Volkswagen International Finance NV
0.92%, 10/01/12 144A†	1,900,000	1,902,081
1.23%, 03/21/14 144A†	100,000	100,021
1.08%, 04/01/14 144A†	1,500,000	1,496,193

		12,641,595

New Zealand — 0.0%
Westpac Securities NZ, Ltd.
2.50%, 05/25/12 144A	200,000	200,499

Norway — 0.8%
DNB Boligkreditt AS
2.10%, 10/14/15 144AΔ	1,300,000	1,320,852
2.90%, 03/29/16 144AΔ	3,000,000	3,108,177
Sparebank 1 Boligkreditt AS
2.63%, 05/27/16 144A	1,600,000	1,638,775
2.30%, 06/30/17 144A	1,000,000	998,000

		7,065,804

Portugal — 0.2%
Obrigacoes do Tesouro
2.17%, 05/16/47(E)	1,259,481	1,679,537

Russia — 0.0%
Russian Foreign Bond
4.50%, 04/04/22 144A	200,000	200,772

South Africa — 0.3%
South Africa Government Bond
7.25%, 01/15/20(S)	620,000	78,424
6.75%, 03/31/21(S)	5,110,000	619,389
10.50%, 12/21/26(S)	8,780,000	1,351,300
Transnet, Ltd.
4.50%, 02/10/16 144AΔ	500,000	518,016

		2,567,129

South Korea — 0.4%
Export-Import Bank of Korea
5.25%, 02/10/14 144A	235,000	248,601
Hyundai Capital Services, Inc.
4.38%, 07/27/16 144A	3,400,000	3,560,065

		3,808,666

Spain — 0.2%
BBVA US Senior SAU
3.25%, 05/16/14Δ	560,000	558,590
Santander US Debt SA Unipersonal
3.72%, 01/20/15 144A	500,000	488,465
3.78%, 10/07/15 144AΔ	100,000	97,023
Telefonica Emisiones SAU
5.88%, 07/15/19	70,000	71,169
5.13%, 04/27/20Δ	140,000	134,117

		1,349,364

Sweden — 0.9%
Nordea Bank AB
1.47%, 01/14/14 144A†	3,400,000	3,392,697
3.70%, 11/13/14 144A	200,000	208,580
4.88%, 05/13/21 144A	640,000	623,985
Stadshypotek AB
1.45%, 09/30/13 144AΔ	4,000,000	4,037,368
Swedbank Hypotek AB
0.92%, 03/28/14 144A†	200,000	198,368

		8,460,998

Switzerland — 0.1%
Credit Suisse
6.00%, 02/15/18	100,000	108,416
UBS AG
2.25%, 01/28/14Δ	710,000	713,231
2.25%, 03/30/17 144AΔ	500,000	499,366

		1,321,013

United Arab Emirates — 0.1%
Dolphin Energy, Ltd.
5.89%, 06/15/19 144A	236,012	256,368
5.50%, 12/15/21 144AΔ	300,000	317,625

		573,993

United Kingdom — 2.1%
Abbey National Treasury Services PLC
3.88%, 11/10/14 144A	2,900,000	2,920,764
Bank of Scotland PLC
5.25%, 02/21/17 144A	500,000	548,246
Barclays Bank PLC
1.62%, 01/13/14†	3,400,000	3,390,364
6.05%, 12/04/17 144A	230,000	237,625
BP Capital Markets PLC
5.25%, 11/07/13	940,000	1,004,885
3.88%, 03/10/15Δ	310,000	332,704
3.20%, 03/11/16Δ	275,000	291,642
4.50%, 10/01/20	725,000	797,823
3.56%, 11/01/21	50,000	51,518
HSBC Holdings PLC
6.80%, 06/01/38Δ	250,000	287,204
Lloyds TSB Bank PLC
2.91%, 01/24/14†Δ	3,400,000	3,388,260
6.38%, 01/21/21	320,000	344,070
12.00%, 12/29/49 144A†	3,200,000	3,424,957
Royal Bank of Scotland PLC
4.88%, 08/25/14 144A	425,000	441,918
3.95%, 09/21/15	560,000	566,669
Royal Bank of Scotland Group PLC
5.00%, 10/01/14Δ	100,000	98,843
5.05%, 01/08/15	100,000	97,901
6.40%, 10/21/19Δ	160,000	168,056
7.64%, 03/29/49	200,000	138,000
WPP Finance UK
8.00%, 09/15/14	336,000	385,449

		18,916,898

Venezuela — 0.2%
Venezuela Government International Bond
7.75%, 10/13/19	70,000	59,150
12.75%, 08/23/22Δ	970,000	1,023,350
8.25%, 10/13/24	220,000	174,350

40	See Notes to Schedules of Investments.

	Par	Value
7.65%, 04/21/25	$270,000	$205,200
11.75%, 10/21/26	90,000	89,100
9.25%, 05/07/28	120,000	100,200
11.95%, 08/05/31	30,000	29,700

		1,681,050

Virgin Islands (British) — 0.5%
Gerdau Trade, Inc.
5.75%, 01/30/21 144AΔ	4,000,000	4,257,200

Total Foreign Bonds (Cost $151,409,082)		151,381,582

MORTGAGE-BACKED SECURITIES — 35.1%
ABN Amro Mortgage Corporation
0.00%, 06/25/33 IOΩ†	18,045	817
American Home Mortgage Assets LLC
1.08%, 11/25/46†	1,258,694	587,344
Banc of America Large Loan, Inc.
5.64%, 02/17/51 144A†	100,000	110,554
Banc of America Merrill Lynch Commercial Mortgage, Inc.
4.73%, 07/10/43	57,000	59,246
5.73%, 05/10/45†	420,000	477,238
5.42%, 09/10/45†	117,000	124,469
Bank of America Mortgage Securities, Inc.
2.75%, 07/25/34†	275,188	245,134
Bear Stearns Adjustable Rate Mortgage Trust
5.70%, 02/25/33†	59,931	59,627
5.32%, 05/25/34†	280,285	268,107
2.57%, 03/25/35†	1,088,690	1,054,362
Bear Stearns Alt-A Trust
0.88%, 04/25/34†	87,872	77,155
2.81%, 05/25/35†	516,285	438,884
2.83%, 09/25/35†	756,891	501,257
Bear Stearns Structured Products, Inc.
2.75%, 01/26/36†	1,297,382	759,913
Chase Mortgage Finance Corporation
2.83%, 02/25/37†	201,912	198,496
Commercial Mortgage Pass-Through Certificates
4.93%, 02/10/22	125,000	128,339
5.83%, 02/10/22	100,000	100,825
4.06%, 12/10/44	200,000	204,333
Countrywide Alternative Loan Trust
5.50%, 10/25/33	121,563	127,849
1.66%, 09/25/35†	254,698	169,591
0.56%, 11/20/35†	944,500	510,640
0.57%, 11/20/35†	1,800,157	1,030,151
0.51%, 01/25/36†	561,634	379,379
0.51%, 02/25/36†	1,390,425	745,118
6.00%, 08/25/37	1,096,439	814,588
0.43%, 09/25/46†	1,274,802	714,890
Countrywide Home Loan Mortgage Pass-Through Trust
2.85%, 02/19/34†	1,087,979	1,053,019
2.73%, 11/20/34†	223,943	181,725
0.66%, 11/25/34 144A†	21,527	17,067
0.60%, 03/25/35 144A†	87,227	68,281
0.48%, 03/25/36†	387,380	259,258
Credit Suisse Mortgage Capital Certificates
5.38%, 02/15/40	1,550,000	1,610,298
CS First Boston Mortgage Securities Corporation
0.00%, 07/25/33+ IOΩ†@	137,200	—
0.00%, 08/25/33+ IOΩ†@	175,618	3
CS First Boston Mortgage Securities Corporation
0.00%, 07/25/33 IOΩ†@	46,848	4,126
DBUBS Mortgage Trust
7.25%, 08/10/44 144AΩ†	1,312,019	72,942
Federal Home Loan Mortgage Corporation
7.00%, 11/01/14	5,216	5,514
7.00%, 04/01/15	7,397	7,819
7.00%, 12/01/15	8,162	8,453
8.50%, 06/01/16	8,363	8,380
8.50%, 06/01/18	3,637	4,072
4.50%, 09/01/18	13,408	14,643
8.00%, 08/01/24	2,148	2,551
2.50%, 02/01/26 TBA	1,600,000	1,621,000
7.50%, 11/01/29	9,013	10,778
7.50%, 12/01/29	14,800	17,682
7.50%, 02/01/31	28,131	32,708
2.41%, 07/01/31†	27,101	27,539
2.36%, 08/01/31†	3,472	3,635
7.50%, 11/01/31	9,805	9,967
2.73%, 04/01/32†	3,015	3,165
2.52%, 03/01/34†	4,867	5,166
5.00%, 12/01/34	56,316	60,797
5.50%, 05/01/35	939,512	1,027,880
5.00%, 11/01/35	870,677	939,147
5.50%, 11/01/35	212,060	231,410
5.00%, 12/01/35	60,995	67,260
5.50%, 01/01/36	139,173	152,543
6.00%, 02/01/36	812,829	901,395
3.08%, 01/01/37†	674,204	713,373
6.00%, 04/01/37	7,249	8,142
5.50%, 07/01/37	256,474	281,319
6.00%, 07/01/37	2,011	2,259
5.54%, 09/01/37†	288,989	309,156
6.00%, 09/01/37	89,193	100,178
5.50%, 04/01/38	93,827	102,125
6.00%, 07/01/38	33,039	37,108
6.00%, 12/01/38	91,409	102,668
6.00%, 01/01/39	46,710	52,463
6.50%, 09/01/39	255,941	288,527
4.50%, 03/01/41	13,349	14,163
3.50%, 05/01/41 TBA	1,400,000	1,429,969
4.00%, 05/01/41 TBA	100,000	104,344
4.50%, 05/14/42 TBA	500,000	529,453
Federal Home Loan Mortgage Corporation REMIC
2.80%, 04/15/22 POΩ†	13,149	12,203
6.00%, 05/15/36	708,915	825,874
0.74%, 06/15/37†	1,093,922	1,092,774
Federal Housing Administration
8.70%, 10/01/18+@	105,600	110,558
Federal National Mortgage Association
8.00%, 06/01/15	15,945	16,752

See Notes to Schedules of Investments.	41

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
8.00%, 07/01/15	$7,159	$7,178
8.00%, 09/01/15	15,613	16,758
3.07%, 12/01/17	980,032	1,032,452
5.00%, 12/01/17	35,474	38,439
2.80%, 03/01/18	588,602	615,214
3.74%, 05/01/18	1,384,665	1,499,557
3.84%, 05/01/18	420,000	456,529
4.51%, 06/01/19	1,000,000	1,112,290
3.42%, 10/01/20	295,443	313,260
3.63%, 12/01/20	197,056	210,924
3.76%, 12/01/20	1,281,602	1,379,061
9.50%, 05/01/22	1,867	2,155
2.47%, 07/01/22†	8,420	8,440
5.50%, 09/01/23	271,163	297,654
5.50%, 10/01/23	47,606	52,344
9.50%, 07/01/24	3,850	4,457
5.50%, 05/01/25	1,633,305	1,782,050
3.50%, 04/01/26 TBA	1,400,000	1,468,250
4.00%, 04/18/26 TBA	10,000,000	10,595,312
2.50%, 04/01/27 TBA	1,400,000	1,419,250
3.00%, 04/01/27 TBA	7,000,000	7,246,093
2.50%, 05/01/27 TBA	1,400,000	1,415,531
2.47%, 07/01/27†	22,698	23,119
2.32%, 08/01/27†	55,468	58,641
2.47%, 11/01/27†	33,443	34,281
5.50%, 04/01/29	196	215
2.76%, 02/01/30†	147,643	156,822
2.51%, 06/01/30†	19,163	19,360
8.00%, 10/01/30	35,935	43,513
2.63%, 12/01/30†	6,988	7,447
2.47%, 01/01/31†	7,717	7,923
4.50%, 04/01/31	261,173	278,073
2.45%, 05/01/31†	16,508	16,665
4.50%, 05/01/31	875,787	932,457
4.50%, 06/01/31	262,997	280,015
4.00%, 10/01/31	71,508	75,882
4.50%, 11/01/31	294,304	313,348
6.00%, 11/01/31	10,692	11,944
4.50%, 12/01/31	395,395	420,980
6.00%, 01/01/32	69,656	77,817
6.00%, 03/01/32	47,099	52,617
6.00%, 04/01/32	418,731	468,721
2.47%, 06/01/32†	9,174	9,345
2.47%, 08/01/32†	22,392	23,162
2.25%, 02/01/33†	3,045	3,075
2.47%, 05/01/33†	61,687	64,126
6.00%, 05/01/33	5,141	5,743
5.00%, 07/01/33	172,620	186,902
5.00%, 08/01/33	15,348	16,824
5.00%, 09/01/33	212,561	230,148
5.50%, 09/01/33	5,309	5,834
6.00%, 12/01/33	2,666	2,978
5.50%, 02/01/34	6,945	7,632
5.50%, 04/01/34	1,180	1,306
5.50%, 08/01/34	10,418	11,530
5.50%, 10/01/34	546	604
6.00%, 10/01/34	68,853	76,870
2.27%, 12/01/34†	348,909	367,387
5.50%, 12/01/34	67,231	73,884
6.00%, 12/01/34	1,056	1,174
6.00%, 01/01/35	579,910	643,294
6.00%, 05/01/35	2,084,075	2,307,410
5.50%, 07/01/35	475	526
6.00%, 07/01/35	446,374	494,208
5.50%, 08/01/35	1,133	1,254
6.00%, 08/01/35	433	479
5.50%, 09/01/35	246,572	270,788
5.00%, 10/01/35	556,084	602,095
6.00%, 10/01/35	101,589	112,721
2.12%, 11/01/35†	163,127	170,067
2.13%, 11/01/35†	127,963	133,107
2.13%, 11/01/35†	144,566	150,643
2.13%, 11/01/35†	181,274	188,946
2.15%, 11/01/35†	120,286	125,295
2.47%, 11/01/35†	19,559	20,051
6.00%, 11/01/35	1,032,441	1,150,500
5.50%, 12/01/35	5,073	5,614
6.00%, 12/01/35	23,373	25,944
6.00%, 02/01/36	14,758	16,381
6.00%, 03/01/36	19,623	21,781
5.50%, 04/01/36	261,795	281,972
6.00%, 04/01/36	20,622	22,890
3.97%, 05/01/36†	237,655	252,627
4.50%, 05/13/36 TBA	8,050,000	8,549,352
6.00%, 10/01/36	2,792	3,084
6.50%, 10/01/36	179,841	202,024
5.50%, 11/01/36	685,394	748,499
6.50%, 11/01/36	90,396	102,027
6.00%, 12/01/36	290	320
6.00%, 01/01/37	64,999	71,792
2.09%, 02/01/37†	888,135	939,272
5.50%, 02/01/37	859	944
5.50%, 03/01/37	35,679	39,054
5.50%, 04/01/37	1,384	1,521
6.00%, 04/01/37	6,016	6,634
5.50%, 05/01/37	1,753	1,927
6.00%, 05/01/37	10,076	11,111
5.50%, 06/01/37	640	704
6.00%, 06/01/37	414	457
6.00%, 07/01/37	4,345,712	4,823,588
6.50%, 10/01/37	297,874	336,054
6.00%, 11/01/37	4,534	5,000
2.47%, 12/01/37†	103,421	107,627
6.00%, 12/01/37	962	1,061
2.47%, 01/01/38†	47,687	49,582
6.00%, 01/01/38	7,137	7,870
5.50%, 02/01/38	773	850
6.00%, 02/01/38	21,206	23,384
4.50%, 03/01/38	42,264	44,965
5.50%, 03/01/38	2,141	2,353
6.00%, 03/01/38	3,793	4,186
4.50%, 04/01/38	1,303,070	1,386,371
6.00%, 04/01/38	1,522	1,678
5.50%, 05/01/38	418	457
6.00%, 05/01/38	309	341
5.50%, 06/01/38	2,692	2,958
5.50%, 07/01/38	298,124	327,622
5.50%, 08/01/38	426,510	468,710
5.50%, 09/01/38	1,291	1,419
6.00%, 11/01/38	350,042	386,022
5.50%, 12/01/38	455,352	500,407
7.00%, 02/01/39	69,735	79,934
6.50%, 10/01/39	742,342	828,408
6.00%, 12/01/39	2,771,028	3,055,855
4.50%, 04/01/40 TBA	35,000,000	37,225,783
6.00%, 05/01/40 TBA	1,000,000	1,100,156
1.58%, 06/01/40†	78,833	80,618
6.50%, 06/01/40	1,235,483	1,380,266

42	See Notes to Schedules of Investments.

	Par	Value
4.00%, 09/01/40	$688,942	$722,802
1.58%, 10/01/40†	220,169	225,073
2.47%, 11/01/40†	38,621	40,400
4.00%, 12/01/40	736,848	773,063
5.00%, 02/01/41	555,294	600,112
3.50%, 04/01/41 TBA	16,000,000	16,714,375
4.00%, 04/01/41 TBA	15,000,000	15,727,031
3.50%, 05/01/41 TBA	1,000,000	1,023,906
4.00%, 05/01/41 TBA	16,800,000	17,577,000
5.00%, 05/01/41	471,803	509,882
5.00%, 06/01/41	69,069	74,643
4.50%, 08/01/41	218,946	233,626
4.50%, 09/01/41	955,705	1,019,786
4.00%, 10/01/41	940,196	986,846
4.50%, 10/01/41	55,470	59,189
5.00%, 10/01/41	3,194,095	3,458,880
4.00%, 11/01/41	1,737,919	1,824,149
4.50%, 11/01/41	987,470	1,060,840
4.00%, 12/01/41	1,472,927	1,546,009
3.50%, 04/12/42 TBA	9,000,000	9,241,875
9.75%, 05/01/42 TBA	900,000	1,033,031
3.50%, 05/14/42 TBA	22,000,000	22,525,938
Federal National Mortgage Association REMIC
7.35%, 08/25/21 IOΩ†	123	3,269
8.61%, 10/25/21 IOΩ†	177	3,369
0.84%, 05/25/30†	633,461	633,882
0.69%, 10/18/30†	33,473	33,586
0.01%, 07/25/33 IOΩ†@	3,691	13
0.00%, 04/25/34 IOΩ†@	7,214	4
0.01%, 06/25/34 IOΩ†@	8,043	26
6.50%, 06/25/39	100,000	113,613
19.10%, 10/25/40 IOΩ†	629,484	86,822
14.25%, 12/25/40 IOΩ†	512,408	74,099
15.66%, 07/25/41 IOΩ†	820,415	123,386
5.50%, 07/25/41	833,612	956,291
12.26%, 09/25/41 IO†	1,351,006	246,293
0.79%, 09/25/41Ω†	6,851,531	6,844,872
16.34%, 10/25/41 IOΩ†	1,731,363	289,032
6.50%, 03/25/42	500,000	587,471
5.50%, 04/25/42	2,800,000	3,172,841
FFCA Secured Lending Corporation
8.00%, 09/18/27 144AΩ†@	733,168	20,334
FHLMC Multifamily Structured Pass Through Certificates
5.96%, 02/25/18 IOΩ†	5,505,564	416,776
4.93%, 05/25/18 IOΩ†	1,972,483	200,022
2.09%, 05/25/18 IO†	800,000	831,038
5.05%, 08/25/18 IOΩ†	759,482	78,725
2.30%, 09/25/18	600,000	606,207
2.32%, 10/25/18	700,000	707,309
4.32%, 11/25/19	1,100,000	1,225,686
4.96%, 01/25/20 IOΩ†	3,878,515	246,239
4.77%, 04/25/20 IOΩ†	2,581,675	186,580
5.09%, 06/25/20 IOΩ†	2,202,695	220,439
5.28%, 08/25/20 IOΩ†	1,292,031	113,465
8.00%, 04/25/21 IOΩ†	865,002	74,823
8.00%, 07/25/21 IOΩ†	1,446,593	164,190
4.81%, 10/25/21 IOΩ†	911,553	103,682
5.07%, 12/25/21 IOΩ†	750,000	77,136
FHLMC Multifamily VRD Certificates
5.50%, 08/15/51 STEP	3,500,000	3,949,568
FHLMC Structured Pass-Through Securities
1.56%, 07/25/44†	1,658,021	1,682,114
First Horizon Alternative Mortgage Securities
2.38%, 06/25/34†	806,831	707,547
FREMF Mortgage Trust
4.50%, 12/25/44 144A	200,000	192,471
General Electric Capital Commercial Mortgage Corporation
5.54%, 12/10/49	120,000	130,400
GMAC Mortgage Corporation Loan Trust
3.20%, 06/25/34†	280,777	281,579
Government National Mortgage Association
3.95%, 07/15/25	182,762	193,957
7.00%, 10/15/25	53,174	61,661
7.00%, 01/15/26	11,556	13,486
7.00%, 07/15/27	97,761	113,752
7.00%, 12/15/27	1,407	1,652
7.00%, 01/15/28	16,871	19,931
7.00%, 03/15/28	126,595	148,341
7.00%, 07/15/28	18,466	21,815
7.50%, 07/15/28	13,998	14,523
6.50%, 08/15/28	11,200	13,076
7.00%, 08/15/28	29,415	34,750
7.50%, 08/15/28	11,432	13,623
6.50%, 09/15/28	43,384	50,650
7.00%, 10/15/28	41,662	49,219
7.50%, 03/15/29	34,165	39,965
7.50%, 11/15/29	22,609	23,753
1.63%, 11/20/29†	56,981	58,943
8.50%, 08/15/30	2,253	2,765
8.50%, 11/20/30	16,584	20,342
6.50%, 08/15/31	91,798	105,335
7.50%, 08/15/31	17,586	20,828
6.50%, 10/15/31	171,604	197,604
6.00%, 11/15/31	465,295	525,309
6.50%, 11/15/31	215,002	246,708
6.00%, 12/15/31	105,838	119,490
6.00%, 01/15/32	164,980	187,534
6.00%, 02/15/32	270,180	305,029
6.50%, 02/15/32	292,386	339,570
6.00%, 04/15/32	144,456	164,240
7.50%, 04/15/32	79,028	82,854
6.50%, 06/15/32	166,777	191,371
6.50%, 07/15/32	3,768	4,323
6.50%, 08/15/32	319,204	366,277
6.50%, 09/15/32	307,138	352,432
6.00%, 10/15/32	260,553	294,160
6.00%, 11/15/32	226,160	255,807
6.00%, 12/15/32	100,254	113,185
6.50%, 12/15/32	23,691	27,185
16.31%, 12/20/32 IOΩ†	255,974	43,270
6.00%, 01/15/33	118,241	133,492
6.00%, 02/15/33	94,071	106,204
6.50%, 03/15/33	43,811	50,272
6.50%, 04/15/33	672,731	771,939
6.00%, 05/15/33	517,454	584,197
6.00%, 06/15/33	68,061	76,840
6.00%, 10/15/33	342,667	386,865
6.50%, 10/15/33	185,460	212,810

See Notes to Schedules of Investments.	43

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
6.00%, 12/15/33	$391,351	$441,828
6.50%, 08/15/34	598,131	696,208
13.48%, 02/20/35 IOΩ†	237,568	44,147
14.61%, 07/20/35 IOΩ†	438,031	69,807
1.00%, 02/16/36 IOΩ†	1,120,181	167,098
12.25%, 12/16/36 IOΩ†	352,106	66,953
0.54%, 03/20/37†	1,875,276	1,867,582
11.12%, 05/20/37 IOΩ†	768,638	119,885
0.54%, 05/20/37†	816,269	812,914
5.50%, 04/21/38 TBA	800,000	889,000
6.00%, 09/20/38	1,455,625	1,638,899
12.66%, 11/20/38 IOΩ†	432,706	68,082
14.50%, 03/20/39 IOΩ†	243,593	38,675
5.00%, 10/20/39	1,099,874	1,212,634
15.87%, 01/20/40 IOΩ†	293,908	50,369
9.92%, 02/16/40 IOΩ†	269,061	52,347
4.50%, 03/15/40	548,034	598,112
4.50%, 04/01/40 TBA	6,100,000	6,636,610
5.00%, 04/01/40 TBA	200,000	220,250
5.00%, 07/20/40	79,053	87,183
5.00%, 08/20/40	1,121,734	1,237,085
15.71%, 09/20/40 IOΩ†	1,165,582	186,176
5.00%, 09/20/40	308,912	340,678
6.00%, 10/20/40	160,886	181,746
0.00%, 01/20/41 IOΩ†	327,344	51,748
6.00%, 01/20/41	160,110	180,869
24.74%, 03/16/41 IOΩ†	164,439	22,074
0.00%, 03/20/41 IOΩ†	251,967	39,822
4.00%, 04/01/41 TBA	1,100,000	1,180,438
4.50%, 04/01/41 TBA	300,000	326,297
3.50%, 04/01/42 TBA	12,300,000	12,816,984
0.67%, 12/20/60†	513,167	507,250
0.74%, 03/20/61†	387,711	384,424
0.75%, 03/20/61†	585,348	577,547
Granite Mortgages PLC
1.58%, 01/20/44(E)†	242,402	315,033
1.36%, 06/20/44(U)†	47,851	73,487
Greenpoint Mortgage Funding Trust
0.42%, 01/25/37†	1,120,147	602,839
Greenwich Capital Commercial Funding Corporation
5.88%, 07/10/38†	350,000	396,470
GS Mortgage Securities Trust
8.00%, 08/10/44 144AΩ†	477,389	44,492
GSMPS Mortgage Loan Trust
0.47%, 02/25/35 144A†	160,979	129,830
GSR Mortgage Loan Trust
2.66%, 09/25/35†	649,077	629,543
Impac CMB Trust
0.96%, 10/25/34†@	98,172	68,831
0.50%, 11/25/35†	956,600	559,805
Indymac ARM Trust
1.72%, 01/25/32†	8,017	6,389
Indymac Index Mortgage Loan Trust
0.46%, 04/25/46†	724,881	422,462
0.43%, 09/25/46†	1,243,123	742,578
JP Morgan Alternative Loan Trust
0.50%, 01/25/36†	550,515	389,130
JP Morgan Chase Commercial Mortgage Securities Corporation
4.90%, 09/12/37	438,000	479,854
5.44%, 05/15/45	101,000	108,179
5.34%, 05/15/47	155,000	169,769
JP Morgan Mortgage Trust
5.01%, 02/25/35†	372,272	373,992
2.78%, 07/25/35†	354,766	299,241
2.81%, 07/25/35†	379,432	359,707
2.85%, 07/25/35†	367,512	339,998
LB-UBS Commercial Mortgage Trust
4.95%, 09/15/30	280,000	307,732
8.00%, 06/15/36 144AΩ†@	651,329	569
5.42%, 02/15/40	29,000	32,511
Luminent Mortgage Trust
0.41%, 12/25/36†	2,908,251	1,714,047
0.44%, 02/25/46†	861,407	457,415
MASTR Adjustable Rate Mortgages Trust
2.55%, 05/25/34†	265,975	234,458
0.88%, 11/25/34†	606,216	561,561
2.75%, 11/25/35 144A†	1,021,530	565,039
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.97%, 08/12/49†	150,000	166,035
MLCC Mortgage Investors, Inc.
0.92%, 04/25/28†	460,808	428,219
1.10%, 11/25/29†	376,538	353,797
Permanent Master Issuer PLC
1.97%, 07/15/42 144A†	1,000,000	1,003,764
Prime Mortgage Trust
5.50%, 05/25/35 144A	3,839,393	3,306,140
6.00%, 05/25/35 144A	3,321,252	2,991,816
Sequoia Mortgage Trust
1.12%, 07/20/33†	200,264	174,583
Structured Adjustable Rate Mortgage Loan Trust
0.58%, 08/25/35†	400,776	326,279
Structured Asset Mortgage Investments, Inc.
0.49%, 07/19/35†	202,136	141,064
Structured Asset Securities Corporation
0.59%, 06/25/35 144A†	215,571	166,065
Wachovia Bank Commercial Mortgage Trust
5.31%, 11/15/48	105,000	117,174
Washington Mutual Mortgage Pass-Through Certificates
2.46%, 02/25/33†	15,770	13,994
2.60%, 02/25/37†	824,769	531,990
5.28%, 02/25/37†	576,153	422,059
1.56%, 06/25/42†	32,852	26,824
0.53%, 07/25/45†	349,070	278,401
0.53%, 10/25/45†	440,326	351,721
0.92%, 04/25/47†	1,311,877	926,465
Wells Fargo Alternative Loan Trust
5.92%, 12/28/37†	1,615,120	1,095,000
Wells Fargo Mortgage-Backed Securities Trust
2.73%, 08/25/33†	458,921	462,265
WF-RBS Commercial Mortgage Trust
5.80%, 02/15/44 144AΩ†	1,578,419	85,753

44	See Notes to Schedules of Investments.

	Par	Value
3.67%, 11/15/44	$116,000	$120,887

Total Mortgage-Backed Securities (Cost $321,558,594)		316,916,305

MUNICIPAL BONDS — 2.3%
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	290,000	319,940
Chicago Transit Authority, Revenue Bond, Series A
6.90%, 12/01/40	1,800,000	2,154,492
Cook County, Build America, General Obligation, Series D
6.23%, 11/15/34	50,000	57,817
Illinois Finance Authority, Revenue Bond, Series B
5.75%, 07/01/33	1,800,000	2,097,576
Los Angeles Department of Water & Power, Revenue Bond
6.57%, 07/01/45	200,000	267,942
Municipal Electric Authority of Georgia, Revenue Bond, Series B
6.64%, 04/01/57	230,000	256,027
6.66%, 04/01/57	130,000	144,001
Pennsylvania Higher Education Assistance Agency, Student Loan, Revenue Bond, Sub-Series HH-10
3.13%, 05/01/46†	2,175,000	2,013,110
Santa Clara Valley Transportation Authority, Revenue Bond
5.88%, 04/01/32	310,000	374,911
South Carolina Transportation Infrastructure Bank, Revenue Bond, Series A (AMBAC Insured)
5.00%, 10/01/23	2,700,000	2,707,668
State of California, General Obligation
7.95%, 03/01/36	165,000	191,435
7.55%, 04/01/39	85,000	110,371
7.30%, 10/01/39	360,000	451,112
State of Illinois, General Obligation
3.32%, 01/01/13	6,500,000	6,620,900
4.42%, 01/01/15	1,400,000	1,470,784
5.67%, 03/01/18	300,000	327,525
5.88%, 03/01/19	310,000	341,270
7.35%, 07/01/35	375,000	439,350
University of California, Revenue Bond, Series AD
4.86%, 05/15/12	290,000	284,067

Total Municipal Bonds (Cost $19,216,626)		20,630,298

	Number of Contracts
PURCHASED OPTIONS — 0.0%
Put Options — 0.0%
December 2012 90-Day Eurodollar Futures, Strike Price $98.75, Expires 12/14/12 (MLCS)	120	93,750
September 2012 90-Day Eurodollar Futures, Strike Price $99.375, Expires 09/17/12 (ADV)	25	2,813

Total Purchased Options (Cost $77,321)		96,563

	Par
U.S. TREASURY OBLIGATIONS — 20.9%
U.S. Treasury Bills
0.11%, 08/09/12	$2,358,000	2,357,135
0.12%, 09/13/12‡‡	11,600,000	11,593,400

		13,950,535

U.S. Treasury Bonds
7.50%, 11/15/24Δ	800,000	1,230,000
6.63%, 02/15/27	100,000	146,766
6.13%, 11/15/27	200,000	282,656
4.38%, 02/15/38	400,000	480,375
4.38%, 11/15/39	100,000	120,172
4.38%, 05/15/40	9,260,000	11,129,363
3.88%, 08/15/40	2,400,000	2,655,000
4.25%, 11/15/40	100,000	117,781
4.75%, 02/15/41Δ	2,000,000	2,549,376
4.38%, 05/15/41	6,770,000	8,139,869
3.75%, 08/15/41	300,000	324,375
3.13%, 11/15/41	12,490,000	11,982,594
3.13%, 02/15/42	1,080,000	1,035,450

		40,193,777

U.S. Treasury Inflationary Index Bonds
2.00%, 04/15/12	1,740,000	1,948,050
3.00%, 07/15/12	300,000	386,830
0.63%, 04/15/13	100,000	110,072
2.00%, 01/15/14	100,000	131,145
1.63%, 01/15/15	1,100,000	1,423,195
1.88%, 07/15/15	100,000	130,042
1.13%, 01/15/21‡‡	4,700,000	5,484,825
0.13%, 01/15/22	6,200,000	6,360,562
2.38%, 01/15/25‡‡	850,000	1,301,712
3.88%, 04/15/29‡‡	808,000	1,718,837
2.13%, 02/15/41	1,700,000	2,324,589

		21,319,859

U.S. Treasury Notes
0.38%, 07/31/13Δ‡‡	9,300,000	9,313,448
0.13%, 12/31/13	6,100,000	6,079,986
0.25%, 01/31/14	8,300,000	8,289,301
0.38%, 11/15/14	6,000,000	5,985,936
0.25%, 12/15/14	4,400,000	4,374,220
0.25%, 01/15/15	600,000	596,156
0.25%, 02/15/15Δ	11,100,000	11,021,956
0.38%, 03/15/15	410,000	408,494
1.00%, 08/31/16	1,770,000	1,777,882
1.00%, 09/30/16	150,000	150,527
1.00%, 10/31/16	500,000	501,328
0.88%, 01/31/17	1,100,000	1,093,384
0.88%, 02/28/17	120,000	119,175
1.00%, 03/31/17	2,080,000	2,075,750
2.88%, 03/31/18Δ	1,000,000	1,089,531
1.75%, 10/31/18	2,070,000	2,103,153
1.25%, 01/31/19	1,500,000	1,468,829

See Notes to Schedules of Investments.	45

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
1.38%, 02/28/19Δ	$5,440,000	$5,363,503
2.63%, 08/15/20	5,500,000	5,799,492
2.63%, 11/15/20	1,500,000	1,577,696
3.13%, 05/15/21	6,400,000	6,967,002
2.13%, 08/15/21	9,400,000	9,394,858
2.00%, 11/15/21Δ	26,470,000	26,062,627
2.00%, 02/15/22Δ	1,710,000	1,677,404

		113,291,638

Total U.S. Treasury Obligations (Cost $187,530,461)		188,755,809

	Shares
PREFERRED STOCK — 0.3%
Wells Fargo & Co.* (Cost $1,420,633)	2,400	2,680,080

	Par
REPURCHASE AGREEMENTS — 13.9%
Barclays Capital, Inc.
0.18% (dated 04/02/2012, due 04/03/2012, repurchase price $27,000,405, collateralized by Government National Mortgage Association, 4.000%, due 02/20/2042, total market value $27,869,556)	$27,000,000	27,000,000
J.P. Morgan Securities LLC 0.15% (dated 03/30/12, due 04/02/12, repurchase price $26,700,334, collateralized by Federal Home Loan Mortgage Corporation, 0.970%, due 12/05/14, total market value $27,292,021)	26,700,000	26,700,000
Morgan Stanley & Co., Inc. 0.15% (dated 03/30/12, due 04/02/12, repurchase price $35,800,448, collateralized by Federal National Mortgage Association, 2.750%, due 02/05/2014, total market value $36,532,182)	35,800,000	35,800,000
0.17% (dated 04/02/2012, due 04/03/2012, repurchase price $35,800,507, collateralized by Federal Home Loan Mortgage Corporation, 1.080%, due 12/15/2014, total market value $36,487,780)	35,800,000	35,800,000

Total Repurchase Agreements (Cost $125,300,000)		125,300,000

	Shares
MONEY MARKET FUNDS — 18.0%
GuideStone Money Market Fund (GS4 Class)¥	81,432,147	81,432,147
Northern Institutional Liquid Assets Portfolio§	81,291,353	81,291,353

Total Money Market Funds (Cost $162,723,500)		162,723,500

TOTAL INVESTMENTS — 134.7% (Cost $1,212,869,476)		1,215,580,483

	Number of Contracts
WRITTEN OPTIONS — (0.1)%
Call Option — 0.0%
September 2012 90-Day Eurodollar Futures, Strike Price $99.50, Expires 09/17/12 (ADV)	(25)	(5,156)

	Notional Amount
Call Swaption — 0.0%
3-Month LIBOR, Strike Price $1.40, Expires 03/18/13 (DEUT)	$(16,700,000)	(109,330)

	Number of Contracts
Put Options — 0.0%
December 2012 90-Day Eurodollar Futures, Strike Price $98.25, Expires 12/14/12 (MLCS)	(120)	(46,500)
September 2012 90-Day Eurodollar Futures, Strike Price $99.125, Expires 09/17/12 (ADV)	(25)	(1,563)
September 2012 90-Day Eurodollar Futures, Strike Price $99.50, Expires 09/17/12 (ADV)	(25)	(4,531)

		(52,594)

	Notional Amount
Put Swaption — (0.1)%
3-Month LIBOR, Strike Price $1.40, Expires 03/18/13 (DEUT)	$(16,700,000)	(383,696)

Total Written Options (Premiums received $(567,144))		(550,776)

	Par
TBA SALE COMMITMENTS — (0.7)%
Federal National Mortgage Association
5.00%, 04/01/38 TBA	$(1,000,000)	(1,080,156)
4.50%, 05/01/40 TBA	(5,000,000)	(5,310,157)

Total TBA Sale Commitments (Cost $(6,388,750))		(6,390,313)

Liabilities in Excess of Other Assets — (33.9)%		(306,098,958)

NET ASSETS — 100.0%		$902,540,436

Please see abbreviation and footnote definitions beginning on page 119.

46	See Notes to Schedules of Investments.

PORTFOLIO SUMMARY (based on net assets)

%
Mortgage-Backed Securities	35.1
U.S. Treasury Obligations	20.9
Corporate Bonds	20.4
Money Market Funds	18.0
Foreign Bonds	16.8
Repurchase Agreements	13.9
Asset-Backed Securities	3.6
Agency Obligations	3.4
Municipal Bonds	2.3
Futures Contracts	0.8
Preferred Stock	0.3
Swap Agreements	0.2
Purchased Options	— **
Written Options	(0.1)
TBA Sale Commitments	(0.7)
Forward Foreign Currency Contracts	(4.4)

130.5

** Rounds to less than 0.005%.

See Notes to Schedules of Investments.	47

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

Swap agreements outstanding at March 31, 2012:

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ Received	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Buy Protection
Target Corporation, 5.88% due 03/01/12	(0.11)%	06/20/12	MSCS	USD	$1,200,000	$(134)	$—	$(134)
CitiFinancial, 6.63% due 06/01/15	(0.15)%	06/20/15	BAR	USD	300,000	13,992	—	13,992
Nabors Industries, 5.375%, due 08/15/12	(1.00)%	03/20/19	BNP	USD	3,900,000	129,105	9,352	119,753
Credit Suisse, Inc., 6.50%, due 01/15/12	(1.00)%	09/20/20	GSC	USD	300,000	(1,786)	6,553	(8,339)

					$5,700,000	$141,177	$15,905	$125,272

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ Received	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Corporate Issues — Sell Protection
General Electric Capital Corporation, 5.625%, due 09/15/17	0.67%	1.00%	09/20/13	UBS	USD	$900,000	$4,645	$(19,309)	$23,954
Federated Republic of Brazil, 12.25% due 03/06/30	1.20%	(1.04)%	05/20/17	DEUT	USD	1,000,000	(402)	—	(402)
GMAC LLC, 6.88% due 08/28/12	4.52%	(3.53)%	09/20/17	DEUT	USD	4,100,000	(168,682)	—	(168,682)

						$6,000,000	$(164,439)	$(19,309)	$(145,130)

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ Received	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Buy Protection
Dow Jones CDX HY 8 Index	1.60%	06/20/12	MLCS	USD	$1,200,000	$(5,399)	$—	$(5,399)
Dow Jones CDX IG16 Index	1.00%	06/20/14	BOA	USD	900,000	(10,761)	(8,035)	(2,726)
Dow Jones CDX IG16 Index	1.00%	06/20/14	JPM	USD	5,600,000	(66,957)	(51,220)	(15,737)
Dow Jones CDX IG16 Index	1.00%	06/20/14	DEUT	USD	4,100,000	(49,022)	(38,775)	(10,247)
Dow Jones CDX IG16 Index	1.00%	06/20/14	JPM	USD	5,300,000	(63,370)	(51,874)	(11,496)
Dow Jones CDX IG14 Index	(1.00)%	06/20/15	UBS	USD	3,900,000	(42,568)	4,286	(46,854)
Dow Jones CDX HY15 Index	5.00%	12/20/15	CITI	USD	2,134,000	(21,234)	(57,821)	36,587
Dow Jones CDX IG16 Index	(1.00)%	12/20/15	CS	USD	1,200,000	(11,071)	8,329	(19,400)
Dow Jones CDX IG16 Index	(1.00)%	06/20/16	CS	USD	4,000,000	(30,682)	65,674	(96,356)
Dow Jones CDX IG9 Index	(0.08)%	12/20/17	BAR	USD	7,163,200	120,657	319,075	(198,418)
Dow Jones CDX IG10 Index	(1.50)%	06/20/18	CS	USD	7,356,800	(155,991)	66,318	(222,309)

					$42,854,000	$(336,398)	$255,957	$(592,355)

48	See Notes to Schedules of Investments.

Reference Obligation	Implied Credit Spread	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ Received	Unrealized Appreciation (Depreciation)
Credit Default Swaps on Credit Indices — Sell Protection
Dow Jones CDX IG16 Index	0.97%	1.00%	06/20/16	BOA	USD	$3,000,000	$22,991	$5,761	$17,230
Dow Jones CDX IG16 Index	0.94%	1.00%	06/20/16	DEUT	USD	2,125,000	16,286	7,366	8,920
Dow Jones CDX IG16 Index	0.94%	1.00%	06/20/16	JPM	USD	4,825,000	36,978	17,109	19,869

						$9,950,000	$76,255	$30,236	$46,019

Reference Obligation	Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Currency	Notional Amount	Market Value	Upfront Premiums Paid/ Received	Unrealized Appreciation (Depreciation)
Interest Rate Swaps
MXN-TIIE-Banxico	6.50%	03/05/13	MSCS	MXN	$15,600,000	$20,128	$(302)	$20,430
Brazil CETIP Interbank Deposit	12.12%	01/02/14	HSBC	BRL	15,600,000	475,834	15,752	460,082
Brazil CETIP Interbank Deposit	11.99%	01/02/14	BAR	BRL	1,700,000	47,624	249	47,375
Brazil CETIP Interbank Deposit	11.94%	01/02/14	HSBC	BRL	9,100,000	214,450	23,371	191,079
Brazil CETIP Interbank Deposit	12.56%	01/02/14	HSBC	BRL	5,800,000	155,236	6,795	148,441
Brazil CETIP Interbank Deposit	12.51%	01/02/14	BAR	BRL	6,100,000	160,402	4,572	155,830
Brazil CETIP Interbank Deposit	10.65%	01/02/14	MSCS	BRL	9,300,000	72,085	2,973	69,112
Brazil CETIP Interbank Deposit	10.53%	01/02/14	HSBC	BRL	5,000,000	36,128	6,419	29,709
Brazil CETIP Interbank Deposit	10.38%	01/02/14	UBS	BRL	300,000	2,014	(634)	2,648
Brazil CETIP Interbank Deposit	10.77%	01/02/14	UBS	BRL	6,500,000	62,698	17,072	45,626
Brazil CETIP Interbank Deposit	9.93%	01/02/15	UBS	BRL	900,000	840	170	670
Brazil CETIP Interbank Deposit	10.14%	01/02/15	HSBC	BRL	5,300,000	10,684	13,643	(2,959)
Brazil CETIP Interbank Deposit	9.93%	01/02/15	MSCS	BRL	3,000,000	(772)	703	(1,475)
6-Month EURIBOR	2.00%	03/21/17	BAR	EUR	5,500,000	149,245	162,698	(13,453)
6-Month LIBOR	(1.75)%	06/20/17	JPM	USD	1,000,000	(18,319)	(13,633)	(4,686)
6-Month BBR BBSW Index	5.50%	12/15/17	BAR	AUD	2,200,000	118,836	(8,589)	127,425
6-Month BBR BBSW Index	5.50%	12/15/17	DEUT	AUD	1,300,000	70,047	(4,535)	74,582
6-Month LIBOR	(2.00)%	06/20/19	JPM	USD	5,400,000	(45,710)	(49,079)	3,369
3-Month LIBOR	2.56%	10/20/20	DEUT	USD	2,800,000	137,134	—	137,134
3-Month LIBOR	2.98%	03/22/21	DEUT	USD	3,500,000	23,210	—	23,210
3-Month LIBOR	(2.50)%	06/20/22	DEUT	USD	400,000	(4,955)	(5,721)	766
6-Month LIBOR	(2.50)%	06/20/22	DEUT	USD	3,800,000	(47,075)	(62,262)	15,187
6-Month LIBOR	(2.75)%	06/20/27	DEUT	USD	800,000	(4,357)	14,323	(18,680)
3-Month LIBOR	(3.64)%	03/22/31	DEUT	USD	1,400,000	(14,387)	—	(14,387)
3-Month LIBOR	(2.75)%	06/20/42	DEUT	USD	600,000	39,808	18,424	21,384

					$112,900,000	$1,660,828	$142,409	$1,518,419

Total Swap agreements outstanding at March 31, 2012					$177,404,000	$1,377,423	$425,198	$952,225

Please see abbreviation and footnote definitions beginning on page 119.

See Notes to Schedules of Investments.	49

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$30,825,526	$—	$30,825,526	$—
Asset-Backed Securities	32,273,307	—	29,858,649	2,414,658
Corporate Bonds	183,997,513	—	181,799,227	2,198,286
Foreign Bonds	151,381,582	—	151,381,568	14
Money Market Funds	162,723,500	162,723,500	—	—
Mortgage-Backed Securities	316,916,305	—	312,856,176	4,060,129
Municipal Bonds	20,630,298	—	18,617,188	2,013,110
Preferred Stock	2,680,080	2,680,080	—	—
Purchased Options	96,563	96,563	—	—
Repurchase Agreements	125,300,000	—	125,300,000	—
U.S. Treasury Obligations	188,755,809	—	188,755,809	—

Total Assets — Investments in Securities	$1,215,580,483	$165,500,143	$1,039,394,143	$10,686,197

Other Financial Instruments***
Swap Agreements	$1,377,423	$—	$1,377,423	$—

Total Assets — Other Financial Instruments	$1,377,423	$—	$1,377,423	$—

Liabilities:
Investments in Securities:
TBA Sale Commitments	$(6,390,313)	$—	$(6,390,313)	$—
Written Options	(550,776)	(48,063)	(502,713)	—

Total Liabilities — Investments in Securities	$(6,941,089)	$(48,063)	$(6,893,026)	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(326,092)	$—	$(326,092)	$—
Futures Contracts	(106,882)	(106,882)	—	—

Total Liabilities — Other Financial Instruments	$(432,974)	$(106,882)	$(326,092)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

Management has determined that the amount of Level 3 assets compared to total net assets is not material; therefore, the reconciliation of Level 3 assets is not shown for the period ending March 31, 2012.

50	See Notes to Schedules of Investments.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Par	Value
CORPORATE BONDS — 58.2%
Aflac, Inc.
6.90%, 12/17/39	$2,669,000	$3,142,286
6.45%, 08/15/40	5,705,000	6,373,871
Alcoa, Inc.
5.87%, 02/23/22Δ	10,000	10,439
6.75%, 01/15/28	235,000	239,595
5.95%, 02/01/37Δ	5,326,000	5,198,693
Ally Financial, Inc.
8.00%, 11/01/31	199,000	220,393
Alta Wind Holdings LLC
7.00%, 06/30/35 144A	566,719	612,154
American Express Co.
8.15%, 03/19/38	3,752,000	5,555,639
American International Group, Inc.
5.45%, 05/18/17	30,000	32,324
Andarko Holding Co.
7.15%, 05/15/28Δ	250,000	284,498
AT&T Corporation
6.50%, 03/15/29	125,000	145,191
6.50%, 09/01/37	8,530,000	10,277,823
Bank of America Corporation
5.49%, 03/15/19	300,000	301,140
7.63%, 06/01/19	970,000	1,120,097
5.00%, 05/13/21Δ	140,000	140,470
6.50%, 09/15/37	100,000	96,763
Bank of America NA
6.00%, 10/15/36	8,152,000	8,091,797
Barrick North America Finance LLC
5.70%, 05/30/41	1,634,000	1,756,329
Bell South Tele-communications, Inc.
7.00%, 12/01/95	1,000,000	1,167,679
Bruce Mansfield Unit
6.85%, 06/01/34	1,216,973	1,306,725
California Institute of Technology
4.70%, 11/01/11	2,880,000	2,865,081
Camden Property Trust
5.70%, 05/15/17Δ	25,000	27,992
CenturyLink, Inc.
6.45%, 06/15/21	260,000	267,354
6.88%, 01/15/28	65,000	60,881
7.60%, 09/15/39	755,000	716,147
Chesapeake Energy Corporation
2.50%, 05/15/37Δ	100,000	92,625
2.25%, 12/15/38	50,000	40,688
Citigroup, Inc.
6.88%, 06/01/25	2,441,000	2,544,347
5.88%, 05/29/37Δ	1,141,000	1,175,462
8.13%, 07/15/39	4,174,000	5,426,667
Comcast Corporation
5.65%, 06/15/35	660,000	723,451
6.50%, 11/15/35	555,000	668,888
6.45%, 03/15/37	2,415,000	2,900,031
6.95%, 08/15/37	625,000	793,937
Continental Airlines, Inc.
9.00%, 01/08/18	1,769,501	2,017,231
8.31%, 10/02/19	183,523	181,908
7.57%, 09/15/21	109,755	108,515
Corning, Inc.
7.25%, 08/15/36	850,000	1,018,188
Cummins, Inc.
6.75%, 02/15/27	1,000,000	1,191,529
5.65%, 03/01/98Δ	2,520,000	2,406,487
Darden Restaurants, Inc.
6.00%, 08/15/35	990,000	1,006,419
DCP Midstream LLP
6.45%, 11/03/36 144A	490,000	547,466
Dillard’s, Inc.
7.75%, 07/15/26Δ	890,000	881,100
7.00%, 12/01/28Δ	500,000	470,000
Dow Chemical Co.
9.40%, 05/15/39	920,000	1,419,187
Duke Realty LP
5.95%, 02/15/17	70,000	78,313
First Industrial LP
7.60%, 07/15/28	1,000,000	914,837
Foot Locker, Inc.
8.50%, 01/15/22	1,000,000	1,070,000
Ford Motor Co.
4.25%, 11/15/16	175,000	278,250
6.63%, 10/01/28Δ	680,000	758,347
6.38%, 02/01/29	1,255,000	1,367,257
General Electric Capital Corporation
4.88%, 03/04/15	510,000	560,763
6.75%, 03/15/32	3,000,000	3,594,744
6.15%, 08/07/37	6,114,000	6,946,984
5.88%, 01/14/38	150,000	165,455
Goldman Sachs Group, Inc.
5.38%, 03/15/20Δ	415,000	422,558
6.75%, 10/01/37	475,000	465,498
Halliburton Co.
7.45%, 09/15/39	870,000	1,225,076
4.50%, 11/15/41Δ	1,150,000	1,169,105
HCA, Inc.
7.58%, 09/15/25	1,000,000	950,000
7.05%, 12/01/27	500,000	451,250
Hewlett-Packard Co.
6.00%, 09/15/41	3,810,000	4,182,203
Home Depot, Inc.
5.88%, 12/16/36	875,000	1,052,041
HSBC Bank USA NA
7.00%, 01/15/39	5,948,000	6,967,921
Intel Corporation
3.25%, 08/01/39	1,155,000	1,629,994
International Lease Finance Corporation
5.65%, 06/01/14	105,000	107,362
8.63%, 09/15/15Δ	5,000	5,519
International Paper Co.
8.70%, 06/15/38	2,643,000	3,593,264
iStar Financial, Inc.
8.63%, 06/01/13Δ	635,000	636,588
5.95%, 10/15/13	305,000	293,563
5.70%, 03/01/14Δ	1,171,000	1,077,320
JC Penney Corporation, Inc.
6.38%, 10/15/36	414,000	365,872
Jefferies Group, Inc.
5.13%, 04/13/18	80,000	78,400
6.45%, 06/08/27	5,000	4,975
6.25%, 01/15/36	95,000	86,688
JPMorgan Chase & Co.
5.60%, 07/15/41	8,127,000	8,914,466

See Notes to Schedules of Investments.	51

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	$280,000	$290,196
Kraft Foods, Inc.
6.50%, 11/01/31	815,000	981,618
7.00%, 08/11/37	525,000	666,161
6.88%, 02/01/38	3,243,000	4,086,984
6.50%, 02/09/40	3,013,000	3,720,814
Lennar Corporation
6.50%, 04/15/16Δ	625,000	660,156
Liberty Mutual Group, Inc.
6.50%, 03/15/35 144A	1,400,000	1,456,598
Macy’s Retail Holdings, Inc.
6.38%, 03/15/37Δ	240,000	271,212
Masco Corporation
7.75%, 08/01/29	275,000	284,324
6.50%, 08/15/32	50,000	47,210
Massachusetts Institute of Technology
5.60%, 07/01/11	1,927,000	2,453,582
Mead Corporation
7.55%, 03/01/47	515,000	520,164
Merrill Lynch & Co., Inc.
6.05%, 05/16/16	200,000	210,775
6.11%, 01/29/37	900,000	859,279
MetLife, Inc.
5.88%, 02/06/41Δ	6,373,000	7,653,833
6.40%, 12/15/66	310,000	305,350
Micron Technology, Inc.
1.88%, 06/01/14	20,000	20,425
Morgan Stanley
6.63%, 04/01/18	70,000	73,802
5.63%, 09/23/19	295,000	292,023
5.50%, 01/26/20	100,000	97,681
5.50%, 07/24/20Δ	300,000	293,276
5.75%, 01/25/21	300,000	295,037
6.25%, 08/09/26	500,000	497,936
Motorola Solutions, Inc.
6.63%, 11/15/37	46,000	48,994
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	100,000	106,569
Nationwide Mutual Insurance Co.
6.60%, 04/15/34 144AΔ	150,000	146,712
New Albertson’s, Inc.
8.70%, 05/01/30	25,000	20,625
8.00%, 05/01/31	270,000	205,875
Nortel Networks Capital Corporation
7.88%, 06/15/26#	445,000	486,163
Old Republic International Corporation
3.75%, 03/15/18Δ	1,995,000	1,977,544
Owens Corning, Inc.
6.50%, 12/01/16	240,000	266,903
7.00%, 12/01/36	3,940,000	4,211,371
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	1,750,000	2,062,142
Pioneer Natural Resources Co.
7.20%, 01/15/28	2,500,000	3,033,023
ProLogis LP
5.63%, 11/15/15	35,000	38,147
Prudential Financial, Inc.
6.63%, 06/21/40	5,412,000	6,350,278
5.63%, 05/12/41Δ	987,000	1,031,550
Pulte Group, Inc.
5.20%, 02/15/15Δ	38,000	38,950
7.88%, 06/15/32	1,500,000	1,398,750
6.38%, 05/15/33	1,000,000	810,000
Qwest Corporation
7.25%, 09/15/25Δ	1,000,000	1,075,000
6.88%, 09/15/33	2,250,000	2,238,750
RR Donnelley & Sons Co.
8.25%, 03/15/19Δ	250,000	250,000
Sempra Energy
6.00%, 10/15/39	2,491,000	3,002,206
SLM Corporation
5.00%, 10/01/13	250,000	256,250
5.38%, 05/15/14	200,000	206,624
Southern Natural Gas Co.
7.35%, 02/15/31	1,750,000	2,013,939
Sprint Capital Corporation
6.90%, 05/01/19Δ	55,000	47,850
6.88%, 11/15/28	2,350,000	1,809,500
8.75%, 03/15/32	20,000	17,250
Target Corporation
7.00%, 01/15/38Δ	2,330,000	3,148,163
Tennessee Gas Pipeline Co.
7.00%, 10/15/28	750,000	853,502
Textron, Inc.
6.63%, 04/07/20(U)	160,000	292,381
Time Warner Cable, Inc.
6.55%, 05/01/37	1,049,000	1,218,730
6.75%, 06/15/39Δ	2,995,000	3,583,188
5.88%, 11/15/40	1,700,000	1,838,283
Time Warner Entertainment Co. LP
8.38%, 07/15/33	1,049,000	1,405,308
Toro Co.
6.63%, 05/01/37@	300,000	302,068
Travelers Cos., Inc.
6.25%, 06/15/37	4,825,000	5,948,554
UnitedHealth Group, Inc.
5.80%, 03/15/36	920,000	1,061,891
6.50%, 06/15/37Δ	767,000	947,534
6.63%, 11/15/37	2,526,000	3,206,535
5.70%, 10/15/40	1,210,000	1,410,015
University of Pennsylvania
4.67%, 09/01/12	2,925,000	2,952,641
University of Southern California
5.25%, 10/01/11	3,014,000	3,537,339
Verizon Communications, Inc.
5.85%, 09/15/35	2,420,000	2,787,172
6.40%, 02/15/38	968,000	1,176,601
6.90%, 04/15/38	1,000,000	1,280,457
8.95%, 03/01/39	105,000	162,787
7.35%, 04/01/39	979,000	1,318,152
6.00%, 04/01/41	2,770,000	3,293,303
Verizon Maryland, Inc.
5.13%, 06/15/33Δ	150,000	149,163
Wachovia Bank NA
5.85%, 02/01/37	4,577,000	5,037,689
6.60%, 01/15/38	3,757,000	4,500,044
WellPoint, Inc.
5.95%, 12/15/34	846,000	983,681
6.38%, 06/15/37	2,766,000	3,390,286
Western Union Co.
6.20%, 11/17/36Δ	3,000,000	3,156,831

52	See Notes to Schedules of Investments.

	Par	Value
6.20%, 06/21/40	$20,000	$20,767
Weyerhaeuser Co.
8.50%, 01/15/25	520,000	594,939
6.88%, 12/15/33	580,000	589,578
Wyndham Worldwide Corporation
5.75%, 02/01/18	50,000	55,748

Total Corporate Bonds (Cost $214,781,864)		244,432,831

FOREIGN BONDS — 24.0%
Australia — 1.8%
Barrick PD Australia Finance Pty, Ltd.
5.95%, 10/15/39	2,870,000	3,175,049
New South Wales Treasury Corporation
6.00%, 05/01/12(A)	845,000	876,560
Qantas Airways, Ltd.
6.05%, 04/15/16 144A	345,000	355,192
Queensland Treasury Corporation
5.75%, 11/21/14(A)	60,000	64,407
Rio Tinto Finance USA, Ltd.
5.20%, 11/02/40	2,946,000	3,124,286

		7,595,494

Brazil — 0.4%
Brazilian Government International Bond
10.25%, 01/10/28(B)	2,525,000	1,659,865

Canada — 5.4%
Canada Generic Residual STRIP
2.49%, 06/01/25(C)Ω†	3,685,000	2,675,684
Methanex Corporation
6.00%, 08/15/15	25,000	26,014
5.25%, 03/01/22	100,000	101,984
Ontario Generic Residual STRIP
3.32%, 07/13/22(C)Ω†	3,025,000	2,102,655
3.73%, 03/08/29(C)Ω†	7,000,000	3,774,786
Saskatchewan Residual STRIP
1.51%, 04/10/14(C)Ω†	3,535,000	3,450,891
3.08%, 02/04/22(C)Ω†	3,000,000	2,191,344
Talisman Energy, Inc.
6.25%, 02/01/38	450,000	495,015
TransCanada PipeLines, Ltd.
6.20%, 10/15/37	3,541,000	4,388,135
Xstrata Finance Canada, Ltd.
6.00%, 11/15/41 144AΔ	3,511,000	3,661,559

		22,868,067

Cayman Islands — 0.2%
Enersis SA
7.40%, 12/01/16Δ	625,000	740,203

Finland — 0.9%
Nokia OYJ
6.63%, 05/15/39Δ	3,892,000	3,729,937

Ireland — 1.3%
Ireland Government Bond
4.50%, 10/18/18(E)	1,150,000	1,398,689
5.00%, 10/18/20(E)	75,000	88,922
5.40%, 03/13/25(E)	1,300,000	1,514,144
XL Group PLC
6.38%, 11/15/24	585,000	648,368
6.25%, 05/15/27Δ	1,530,000	1,599,662

		5,249,785

Italy — 0.3%
Italy Buoni Poliennali Del Tesoro
5.25%, 11/01/29(E)	25,000	32,342
5.75%, 02/01/33(E)	25,000	33,150
5.00%, 08/01/34(E)	25,000	30,193
Telecom Italia Capital SA
6.38%, 11/15/33	585,000	529,425
6.00%, 09/30/34	805,000	712,425

		1,337,535

Luxembourg — 2.1%
ArcelorMittal
6.13%, 06/01/18Δ	435,000	457,643
5.50%, 03/01/21	45,000	44,243
7.00%, 10/15/39	4,837,000	4,633,672
6.75%, 03/01/41Δ	2,483,000	2,333,958
Enel Finance International NV
6.00%, 10/07/39 144A	1,710,000	1,556,907

		9,026,423

Malaysia — 0.1%
Telekom Malaysia Bhd
7.88%, 08/01/25 144A	225,000	303,579

Mexico — 0.7%
Mexican Bonos
8.00%, 12/07/23(M)	34,000,000	3,015,478

Netherlands — 2.7%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
5.25%, 05/24/41	1,023,000	1,049,546
Deutsche Telekom International Finance BV
4.88%, 03/06/42 144A	2,300,000	2,181,085
EDP Finance BV
4.75%, 09/26/16(E)	300,000	350,671
6.00%, 02/02/18 144A	800,000	707,866
4.90%, 10/01/19 144A	800,000	656,320
Koninklijke Philips Electronics NV
6.88%, 03/11/38	3,250,000	4,032,106
5.00%, 03/15/42	2,500,000	2,504,520

		11,482,114

Norway — 0.6%
Norway Government Bond
5.00%, 05/15/15(K)	540,000	104,378
4.25%, 05/19/17(K)	11,940,000	2,330,287

		2,434,665

Portugal — 0.1%
Portugal Obrigacoes do Tesouro OT
4.80%, 06/15/20(E)	75,000	61,405
3.85%, 04/15/21(E)	250,000	197,619

		259,024

See Notes to Schedules of Investments.	53

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)	`

	Par	Value
Spain — 0.4%
Telefonica Emisones SAU
7.05%, 06/20/36	$1,495,000	$1,473,783

Supranational — 1.8%
Inter-American Development Bank
6.00%, 12/15/17(Z)	6,365,000	5,658,744
International Bank For Reconstruction & Development
1.43%, 03/05/14(G)	2,470,000	1,987,947

		7,646,691

United Kingdom — 5.2%
Barclays Bank PLC
3.68%, 08/20/15(W)	740,000,000	661,745
10.18%, 06/12/21 144A	7,312,000	8,672,471
BG Energy Capital PLC
5.13%, 10/15/41 144A	585,000	630,555
HBOS PLC
6.75%, 05/21/18 144A	300,000	281,917
6.00%, 11/01/33 144A	590,000	449,563
HSBC Holdings PLC
6.80%, 06/01/38	2,000,000	2,297,630
Lloyds TSB Bank PLC
5.80%, 01/13/20 144A	5,705,000	5,868,574
6.38%, 01/21/21	449,000	482,773
Royal Bank of Scotland PLC
6.13%, 01/11/21Δ	1,988,000	2,131,472
Tesco PLC
6.15%, 11/15/37 144A	400,000	471,308

		21,948,008

Total Foreign Bonds (Cost $91,675,901)		100,770,651

MORTGAGE-BACKED SECURITIES — 0.5%
Community Program Loan Trust
4.50%, 04/01/29	1,950,000	1,973,024
Federal Home Loan Mortgage Corporation
5.00%, 12/01/31	80,920	87,410

Total Mortgage-Backed Securities (Cost $1,805,644)		2,060,434

MUNICIPAL BONDS — 10.6%
California Educational Facilities Authority, Stanford University, Revenue Bond
5.25%, 04/01/40	4,690,000	6,384,309
Dallas Area Rapid Transit, Revenue Bond
5.25%, 12/01/48	505,000	548,314
Escondido Union High School District, CABS-Election 2008, General Obligation, Series C
5.85%, 08/01/46Ω†	1,875,000	282,563
5.94%, 08/01/51Ω†	2,795,000	319,720
Foothill-De Anza Community College District, California Community College, General Obligation, Series C
5.00%, 08/01/40	1,110,000	1,230,257
Houston Combined Utility System, First Lien Revenue Bond, Series D
5.00%, 11/15/40	930,000	1,021,493
Imperial Irrigation District, Revenue Bond, Series C
5.00%, 11/01/41	305,000	320,390
Massachusetts Development Finance Agency, Harvard University, Revenue Bond, Series B-1
5.00%, 10/15/40	1,230,000	1,386,296
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Revenue Bond, Series B (AGM Insured)
5.63%, 06/15/45Ω†	9,800,000	1,639,050
5.65%, 06/15/46Ω†	1,240,000	195,858
5.69%, 06/15/47Ω†	400,000	59,860
Metropolitan Transportation Authority, Revenue Bond, Series E
6.81%, 11/15/40	1,020,000	1,298,225
New Jersey Transportation Trust Fund Authority, Revenue Bond, Series A
5.50%, 06/15/41	2,515,000	2,850,375
New York City Municipal Water Finance Authority, Second General Resolution, Revenue Bond, Series EE
5.38%, 06/15/43	830,000	926,654
New York City Municipal Water Finance Authority, Second General Resolution, Revenue Bond, Series GG
5.00%, 06/15/43	1,220,000	1,318,893
New York State Dormitory Authority, Revenue Bond, Series C
5.00%, 03/15/41	4,585,000	5,024,426
Ohio State University, Revenue Bond, Series A
4.80%, 06/01/11	1,470,000	1,510,410
Placentia-Yorba Linda Unified School District, General Obligation Bond, Series D
5.60%, 08/01/42Ω†	905,000	166,077
San Bernardino Community College District, General Obligation, Series B
5.70%, 08/01/48Ω†	2,845,000	386,721
San Francisco Public Utilities Commission, Revenue Bond, Sub-Series A
5.00%, 11/01/41	1,170,000	1,273,931
Santa Barbara Secondary High School District, General Obligation, Series A
5.60%, 08/01/40Ω†	1,500,000	325,275
Santa Barbara Unified School District, General Obligation, Series A
5.55%, 08/01/41Ω†	705,000	148,614

54	See Notes to Schedules of Investments.

	Par	Value
Southwestern Community College District, General Obligation, Series C
5.76%, 08/01/46Ω†	$3,975,000	$524,223
State of California, General Obligation
7.50%, 04/01/34	2,135,000	2,714,524
7.55%, 04/01/39	1,190,000	1,545,191
State of Illinois, General Obligation
5.10%, 06/01/33	635,000	599,224
State of Louisiana, Revenue Bond, Series B
5.00%, 05/01/45	1,185,000	1,279,634
Turlock Irrigation District, Revenue Bond
5.50%, 01/01/41	3,770,000	4,151,336
University of California, Revenue Bond, Series AD
4.86%, 05/15/12	4,455,000	4,363,851
Westside Union School District, Capital Appreciation 2008 Election, General Obligation, Series B
5.77%, 08/01/40Ω†	1,600,000	316,800
5.90%, 08/01/45Ω†	2,170,000	319,706

Total Municipal Bonds (Cost $39,357,443)		44,432,200

U.S. TREASURY OBLIGATIONS — 4.2%
U.S. Treasury Bonds
3.13%, 11/15/41	5,200,000	4,987,938

U.S. Treasury STRIPS
3.58%, 05/15/40Ω†	14,975,000	5,606,595
3.59%, 02/15/41Ω†	19,827,000	7,206,599

		12,813,194

Total U.S. Treasury Obligations (Cost $15,854,512)		17,801,132

	Shares	Value
PREFERRED STOCKS — 0.1%
Ally Financial, Inc. 144A*	82	68,314
Chesapeake Energy Corporation	330	27,473
El Paso Energy Capital Trust I*	5,350	246,635

Total Preferred Stocks (Cost $272,390)		342,422

MONEY MARKET FUNDS — 8.1%
GuideStone Money Market Fund (GS4 Class)¥	8,461,245	8,461,245
Northern Institutional Liquid Assets Portfolio§	25,643,371	25,643,371

Total Money Market Funds (Cost $34,104,616)		34,104,616

TOTAL INVESTMENTS — 105.7%
(Cost $397,852,370)		443,944,286
Liabilities in Excess of Other
Assets — (5.7)%		(24,094,500)

NET ASSETS — 100.0%		$419,849,786

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

%
Corporate Bonds	58.2
Foreign Bonds	24.0
Municipal Bonds	10.6
Money Market Funds	8.1
U.S. Treasury Obligations	4.2
Mortgage-Backed Securities	0.5
Preferred Stocks	0.1

105.7

See Notes to Schedules of Investments.	55

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Corporate Bonds	$244,432,831	$—	$240,818,452	$3,614,379
Foreign Bonds	100,770,651	—	100,770,651	—
Money Market Funds	34,104,616	34,104,616	—	—
Mortgage-Backed Securities	2,060,434	—	2,060,434	—
Municipal Bonds	44,432,200	—	44,432,200	—
Preferred Stocks	342,422	342,422	—	—
U.S. Treasury Obligations	17,801,132	—	17,801,132	—

Total Assets — Investments in Securities	$443,944,286	$34,447,038	$405,882,869	$3,614,379

Management has determined that the amount of Level 3 assets compared to total net assets is not material; therefore, the reconciliation of Level 3 assets is not shown for the period ending March 31, 2012.

56	See Notes to Schedules of Investments.

INFLATION PROTECTED BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Par	Value
U.S. TREASURY OBLIGATIONS — 96.6%
U.S. Treasury Inflationary Index Bonds
2.00%, 04/15/12	$5,295,300	$5,928,453
3.00%, 07/15/12	6,165,000	7,949,362
0.63%, 04/15/13	2,590,000	2,850,877
1.88%, 07/15/13	3,190,000	4,144,845
2.00%, 01/15/14	5,275,000	6,917,896
1.25%, 04/15/14	1,255,000	1,426,072
2.00%, 07/15/14Δ	3,908,200	5,120,718
1.63%, 01/15/15	735,000	950,953
0.50%, 04/15/15	8,776,900	9,738,073
1.88%, 07/15/15	2,683,700	3,489,937
2.00%, 01/15/16	2,335,000	3,013,267
0.13%, 04/15/16	17,777,000	19,293,542
2.50%, 07/15/16	2,417,200	3,169,300
2.38%, 01/15/17	1,390,000	1,830,931
2.63%, 07/15/17	980,000	1,289,200
1.63%, 01/15/18	2,220,000	2,761,827
1.38%, 07/15/18	290,000	349,238
2.13%, 01/15/19	1,380,900	1,745,516
1.88%, 07/15/19	680,000	858,385
1.38%, 01/15/20	2,753,900	3,317,042
1.13%, 01/15/21	4,275,000	4,988,857
0.63%, 07/15/21	4,975,000	5,416,474
0.13%, 01/15/22Δ	3,195,000	3,277,741
2.38%, 01/15/25Δ‡‡	7,010,200	10,735,603
2.00%, 01/15/26Δ	2,275,000	3,188,066
2.38%, 01/15/27	1,990,000	2,873,341
1.75%, 01/15/28	4,305,000	5,566,342
3.63%, 04/15/28	3,435,000	7,114,608
2.50%, 01/15/29Δ	3,900,000	5,444,286
3.88%, 04/15/29	3,030,000	6,445,640
3.38%, 04/15/32Δ	442,100	860,884
2.13%, 02/15/40	3,837,600	5,301,692
2.13%, 02/15/41	5,733,900	7,840,567
0.75%, 02/15/42	4,000,000	3,829,872

		159,029,407

U.S. Treasury Note
2.00%, 04/30/16	820,000	859,143

Total U.S. Treasury Obligations (Cost $151,146,274)		159,888,550

	Shares
MONEY MARKET FUNDS — 6.9%
GuideStone Money Market Fund (GS4 Class)¥	5,036,157	5,036,157
Northern Institutional Liquid Assets Portfolio§	6,402,997	6,402,997

Total Money Market Funds (Cost $11,439,154)		11,439,154

TOTAL INVESTMENTS — 103.5% (Cost $162,585,428)		171,327,704
Liabilities in Excess of Other Assets — (3.5)%		(5,802,570)

NET ASSETS — 100.0%		$165,525,134

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

%
U.S. Treasury Obligations	96.6
Money Market Funds	6.9
Futures Contracts	2.6

106.1

See Notes to Schedules of Investments.	57

INFLATION PROTECTED BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Money Market Funds	11,439,154	11,439,154	—	—
U.S. Treasury Obligations	159,888,550	—	159,888,550	—

Total Assets — Investments in Securities	$171,327,704	$11,439,154	$159,888,550	$—

Other Financial Instruments***
Futures Contracts	305,514	305,514	—	—

Total Assets — Other Financial Instruments	$305,514	$305,514	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

58	See Notes to Schedules of Investments.

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Par	Value
CORPORATE BONDS — 41.4%
Acadia Healthcare Co., Inc.
12.88%, 11/01/18	$160,000	$171,200
AES Corporation
9.75%, 04/15/16	10,000	11,750
8.00%, 06/01/20Δ	350,000	403,375
Alcoa, Inc.
5.87%, 02/23/22Δ	5,000	5,220
6.75%, 01/15/28Δ	185,000	188,618
5.95%, 02/01/37Δ	65,000	63,446
Ally Financial, Inc.
7.50%, 12/31/13	15,000	15,975
6.75%, 12/01/14Δ	399,000	419,948
5.50%, 02/15/17	70,000	70,157
8.00%, 12/31/18	104,000	111,020
8.00%, 03/15/20Δ	200,000	223,000
7.50%, 09/15/20	415,000	449,756
8.00%, 11/01/31	389,000	430,818
Altegrity, Inc.
10.50%, 11/01/15 144A	150,000	143,250
American Express Credit Corporation
5.13%, 08/25/14	100,000	108,821
American International Group, Inc.
5.45%, 05/18/17	25,000	26,936
Anadarko Petroleum Corporation
5.95%, 09/15/16	10,000	11,540
6.38%, 09/15/17	120,000	142,754
Appleton Papers, Inc.
11.25%, 12/15/15Δ	102,000	95,115
Ashland, Inc.
9.13%, 06/01/17	90,000	100,238
Ashtead Capital, Inc.
9.00%, 08/15/16 144A	250,000	262,188
Ashton Woods USA LLC
18.16%, 06/30/15 STEP 144AΩ@	20,800	17,264
Astoria Depositor Corporation
8.14%, 05/01/21 144A	130,000	110,500
AT&T, Inc.
3.88%, 08/15/21	60,000	63,587
6.55%, 02/15/39Δ	220,000	268,662
Ball Corporation
5.75%, 05/15/21	380,000	405,650
Baltimore Gas & Electric Co.
5.20%, 06/15/33	1,125,000	1,181,600
Bank of America Corporation
4.63%, 08/07/17(E)	300,000	409,904
5.49%, 03/15/19	100,000	100,380
5.00%, 05/13/21Δ	100,000	100,336
Berry Petroleum Co.
10.25%, 06/01/14	80,000	92,800
Biomet, Inc.
10.00%, 10/15/17	10,000	10,812
10.38%, 10/15/17 PIK	545,000	589,963
Boston Scientific Corporation
7.00%, 11/15/35Δ	215,000	258,369
Calpine Corporation
7.50%, 02/15/21 144AΔ	460,000	493,350
7.88%, 01/15/23 144AΔ	400,000	434,000
CCO Holdings LLC
7.00%, 01/15/19	230,000	244,950
6.50%, 04/30/21	490,000	509,600
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	260,000	357,465
Cengage Learning Acquisitions, Inc.
10.50%, 01/15/15 144AΔ	100,000	75,750
Chesapeake Energy Corporation
6.63%, 08/15/20Δ	530,000	541,925
2.50%, 05/15/37Δ	65,000	60,206
2.25%, 12/15/38	25,000	20,344
Chesapeake Midstream Partners LP
6.13%, 07/15/22 144A	150,000	151,875
Chiquita Brands International, Inc.
7.50%, 11/01/14Δ	450,000	456,750
Ciena Corporation
0.88%, 06/15/17	135,000	119,306
3.75%, 10/15/18 144A	410,000	464,838
Cincinnati Bell Telephone Co. LLC
6.30%, 12/01/28	155,000	124,775
Citigroup, Inc.
6.38%, 08/12/14	150,000	162,840
7.38%, 09/04/19(E)	380,000	602,627
Colorado Interstate Gas Co.
5.95%, 03/15/15	20,000	21,457
6.80%, 11/15/15	125,000	144,289
Comcast Corporation
5.15%, 03/01/20Δ	170,000	195,907
Community Health Systems, Inc.
8.88%, 07/15/15	50,000	51,875
Concho Resources, Inc.
5.50%, 10/01/22	520,000	512,850
ConocoPhillips
6.50%, 02/01/39	30,000	39,988
Consol Energy, Inc.
8.25%, 04/01/20	210,000	220,500
Continental Airlines, Inc.
9.00%, 01/08/18	1,105,938	1,260,769
5.98%, 10/19/23	506,565	549,269
Countrywide Financial Corporation
6.25%, 05/15/16Δ	280,000	292,043
Cricket Communications, Inc.
7.75%, 05/15/16	190,000	201,400
Cummins, Inc.
5.65%, 03/01/98	1,500,000	1,432,433
DAE Aviation Holdings, Inc.
11.25%, 08/01/15 144A	130,000	136,175
Delta Air Lines, Inc.
9.50%, 09/15/14 144A	436,000	466,520
8.02%, 02/10/24	81,527	83,051
DISH DBS Corporation
7.00%, 10/01/13	600,000	642,000
Dynegy Holdings LLC
7.75%, 06/01/19#Δ	893,000	591,612
El Paso Corporation
7.75%, 01/15/32	50,000	57,187
El Paso Natural Gas Co.
8.63%, 01/15/22	90,000	112,129
8.38%, 06/15/32	75,000	92,092

See Notes to Schedules of Investments.	59

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
El Pollo Loco, Inc.
8.43%, 07/14/17Ω†	$29,850	$29,701
17.00%, 01/01/18 144A	173,633	156,487
Embarq Corporation
8.00%, 06/01/36	995,000	1,008,405
Enterprise Products Operating LLC
9.75%, 01/31/14Δ	100,000	114,804
8.38%, 08/01/66†	60,000	65,460
ERAC USA Finance LLC
7.00%, 10/15/37 144A	1,065,000	1,218,841
Escrow GCB US Oncology
9.12%, 08/15/17+ 144A	155,000	—
EXCO Resources, Inc.
7.50%, 09/15/18Δ	200,000	179,000
FirstEnergy Corporation
7.38%, 11/15/31	325,000	401,223
Ford Motor Co.
4.25%, 11/15/16	830,000	1,319,700
6.63%, 10/01/28Δ	850,000	947,934
Ford Motor Credit Co., LLC
12.00%, 05/15/15	100,000	124,250
5.00%, 05/15/18	520,000	539,945
Freescale Semiconductor, Inc.
10.13%, 12/15/16Δ	56,000	59,920
Fresenius Medical Care US Finance, Inc.
6.88%, 07/15/17Δ	75,000	82,406
Fresenius US Finance II, Inc.
8.75%, 07/15/15 144A(E)	30,000	46,613
Frontier Communications Corporation
7.88%, 01/15/27	405,000	370,575
General Electric Capital Corporation
7.63%, 12/10/14(Z)	1,025,000	910,070
4.88%, 03/04/15	370,000	406,828
6.50%, 09/28/15(Z)	255,000	218,415
6.75%, 09/26/16(Z)	150,000	130,291
6.75%, 03/15/32	30,000	35,947
Georgia-Pacific LLC
8.88%, 05/15/31	785,000	1,061,789
Gerdau Holdings, Inc.
7.00%, 01/20/20	100,000	115,720
Goldman Sachs Group, Inc.
5.13%, 10/23/19(E)	500,000	680,196
4.75%, 10/12/21(E)Δ	300,000	370,519
6.75%, 10/01/37	340,000	333,199
Goodyear Tire & Rubber Co.
7.00%, 03/15/28Δ	690,000	653,775
H&E Equipment Services, Inc.
8.38%, 07/15/16	370,000	382,950
Hanover Insurance Group, Inc.
7.50%, 03/01/20	385,000	436,376
HCA, Inc.
6.38%, 01/15/15	150,000	159,000
7.19%, 11/15/15	205,000	218,325
7.50%, 12/15/23	555,000	532,800
8.36%, 04/15/24	90,000	92,250
7.69%, 06/15/25	775,000	750,781
7.58%, 09/15/25	570,000	541,500
Hercules Offshore, Inc.
10.50%, 10/15/17 144AΔ	80,000	84,200
Human Genome Sciences, Inc.
3.00%, 11/15/18	510,000	505,538
Idearc, Inc. Escrow
0.00%, 11/15/16+Ω	185,000	—
ING Capital Funding Trust III
4.18%, 12/29/49†	200,000	172,933
Intel Corporation
2.95%, 12/15/35Δ	580,000	669,900
3.25%, 08/01/39	460,000	649,175
International Lease Finance Corporation
5.65%, 06/01/14	90,000	92,025
8.63%, 09/15/15Δ	665,000	733,994
6.25%, 05/15/19	440,000	434,425
iStar Financial, Inc.
5.70%, 03/01/14	62,000	57,040
6.05%, 04/15/15	20,000	18,500
5.88%, 03/15/16	22,000	19,938
JC Penney Corporation, Inc.
6.38%, 10/15/36	650,000	574,438
7.63%, 03/01/97Δ	1,300,000	1,176,500
Jefferies Group, Inc.
5.13%, 04/13/18	55,000	53,900
6.45%, 06/08/27	5,000	4,975
6.25%, 01/15/36	65,000	59,312
Jones Group, Inc.
6.13%, 11/15/34Δ	135,000	103,612
JPMorgan Chase & Co.
4.50%, 01/24/22	160,000	166,784
JPMorgan Chase Bank NA
4.38%, 11/30/21(E)†	350,000	443,698
K Hovnanian Enterprises, Inc.
5.00%, 11/01/21 144A	795,000	540,600
Key Energy Services, Inc.
6.75%, 03/01/21	170,000	175,525
Kinder Morgan Energy Partners LP
6.50%, 02/01/37	75,000	82,932
6.95%, 01/15/38	90,000	103,111
Lawson Software
10.00%, 04/01/19 144A	110,000	149,368
Lennar Corporation
5.60%, 05/31/15	1,400,000	1,470,000
Level 3 Financing, Inc.
8.75%, 02/15/17Δ	1,285,000	1,349,250
9.38%, 04/01/19Δ	20,000	21,950
Masco Corporation
5.85%, 03/15/17	90,000	92,335
7.75%, 08/01/29	250,000	258,476
6.50%, 08/15/32	170,000	160,513
MBIA Insurance Corporation
14.00%, 01/15/33 144A†Δ	435,000	267,525
Merrill Lynch & Co., Inc.
6.05%, 06/01/34	700,000	638,922
6.11%, 01/29/37Δ	1,300,000	1,241,180
Mirant Mid Atlantic Pass Through Trust
10.06%, 12/30/28	165,630	170,599
Morgan Stanley
4.75%, 04/01/14Δ	40,000	40,674
5.75%, 01/25/21	700,000	688,419
6.25%, 08/09/26	300,000	298,762
Motorola Solutions, Inc.
6.63%, 11/15/37	105,000	111,833

60	See Notes to Schedules of Investments.

	Par	Value
Mutual of Omaha Insurance Co.
6.80%, 06/15/36 144A	$1,200,000	$1,278,823
NetFlix, Inc.
8.50%, 11/15/17	150,000	163,875
NewPage Corporation
11.38%, 12/31/14Δ	285,000	192,375
Nextel Communications, Inc.
5.95%, 03/15/14	970,000	974,850
7.38%, 08/01/15Δ	1,615,000	1,566,550
Nielsen Finance LLC
11.50%, 05/01/16Δ	250,000	289,375
Old Republic International Corporation
3.75%, 03/15/18Δ	1,410,000	1,397,662
Owens Corning, Inc.
7.00%, 12/01/36	220,000	235,153
Owens-Brockway Glass Container, Inc.
3.00%, 06/01/15 144A	840,000	826,350
Oxford Industries, Inc.
11.38%, 07/15/15	135,000	146,306
Peabody Energy Corporation
6.50%, 09/15/20	490,000	492,450
Pemex Project Funding Master Trust
6.63%, 06/15/35	516,000	593,400
Penn Mutual Life Insurance Co.
7.63%, 06/15/40 144A	685,000	807,181
Pioneer Natural Resources Co.
5.88%, 07/15/16Δ	900,000	1,003,010
7.20%, 01/15/28	315,000	382,161
Plains Exploration & Production Co.
8.63%, 10/15/19	55,000	62,012
ProLogis LP
6.63%, 05/15/18Δ	15,000	17,097
QEP Resources, Inc.
6.88%, 03/01/21	290,000	321,900
Quicksilver Resources, Inc.
11.75%, 01/01/16	145,000	154,062
Qwest Capital Funding, Inc.
6.50%, 11/15/18	225,000	241,312
Qwest Corporation
3.72%, 06/15/13†Δ	100,000	101,664
7.63%, 06/15/15Δ	300,000	349,208
7.50%, 06/15/23	110,000	111,650
7.25%, 09/15/25Δ	105,000	112,875
6.88%, 09/15/33	2,500,000	2,487,500
7.25%, 10/15/35Δ	110,000	112,750
Range Resources Corporation
6.75%, 08/01/20	510,000	555,900
Regency Energy Partners LP
6.88%, 12/01/18	450,000	478,125
Reliance Holdings USA, Inc.
4.50%, 10/19/20 144A	290,000	280,150
Republic Services, Inc.
4.75%, 05/15/23	90,000	98,604
Reynolds Group Issuer, Inc.
8.75%, 10/15/16 144A	300,000	318,750
RSC Equipment Rental, Inc.
10.00%, 07/15/17 144A	180,000	208,800
Service Corporation International
7.50%, 04/01/27	75,000	76,313
Simon Property Group LP
5.75%, 12/01/15Δ	25,000	28,214
SLM Corporation
5.38%, 01/15/13	650,000	663,142
5.38%, 05/15/14Δ	1,000,000	1,033,118
8.45%, 06/15/18	769,000	861,280
8.00%, 03/25/20	10,000	10,825
Solo Cup Co.
10.50%, 11/01/13	200,000	204,500
Southern Copper Corporation
5.38%, 04/16/20Δ	70,000	77,166
6.75%, 04/16/40	350,000	381,731
Springleaf Finance Corporation
5.75%, 09/15/16Δ	700,000	553,000
6.50%, 09/15/17Δ	400,000	310,000
6.90%, 12/15/17	200,000	157,000
Sprint Capital Corporation
6.88%, 11/15/28	210,000	161,700
8.75%, 03/15/32	745,000	642,562
Steel Dynamics, Inc.
7.75%, 04/15/16Δ	280,000	291,900
7.63%, 03/15/20Δ	100,000	108,750
SunGard Data Systems, Inc.
10.63%, 05/15/15	250,000	263,282
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	100,000	124,272
Tenet Healthcare Corporation
8.88%, 07/01/19Δ	462,000	519,750
6.88%, 11/15/31	85,000	73,100
Textron Financial Corporation
5.13%, 08/15/14	30,000	31,271
Textron, Inc.
6.63%, 04/07/20(U)	130,000	237,560
Time Warner Cable, Inc.
8.75%, 02/14/19	190,000	248,021
8.25%, 04/01/19	40,000	51,227
Time Warner, Inc.
4.00%, 01/15/22Δ	100,000	104,082
Toys “R” Us, Inc.
7.38%, 10/15/18Δ	335,000	302,338
United Air Lines, Inc.
10.40%, 05/01/18Δ	610,446	695,908
6.64%, 01/02/24	245,460	260,188
Universal Hospital Services, Inc.
8.50%, 06/01/15†Δ	20,000	20,575
Univision Communications, Inc.
7.88%, 11/01/20 144AΔ	150,000	158,250
USG Corporation
6.30%, 11/15/16	1,250,000	1,175,000
Vanguard Health Holding Co. II LLC
8.00%, 02/01/18Δ	105,000	107,625
Verizon Maryland, Inc.
5.13%, 06/15/33Δ	85,000	84,526
Verizon Pennsylvania, Inc.
6.00%, 12/01/28	90,000	93,186
Wachovia Corporation
5.25%, 08/01/14	120,000	129,231
WellPoint, Inc.
7.00%, 02/15/19	80,000	99,472

See Notes to Schedules of Investments.	61

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Western Union Co.
6.20%, 06/21/40	$5,000	$5,192
Westvaco Corporation
8.20%, 01/15/30	150,000	166,524
7.95%, 02/15/31Δ	135,000	146,543
Weyerhaeuser Co.
8.50%, 01/15/25	405,000	463,366
6.95%, 10/01/27	55,000	57,873
7.38%, 03/15/32	370,000	395,209
6.88%, 12/15/33	490,000	498,092
Whiting Petroleum Corporation
7.00%, 02/01/14	130,000	139,100
Williams Cos., Inc.
7.50%, 01/15/31	60,000	72,205
WPX Energy, Inc.
6.00%, 01/15/22 144AΔ	150,000	150,750
Wyndham Worldwide
Corporation
7.38%, 03/01/20	380,000	457,813

Total Corporate Bonds (Cost $68,495,460)		76,822,567

FOREIGN BONDS — 41.7%
Argentina — 0.5%
Argentina Boden Bonds
7.00%, 10/03/15Δ	442,000	416,143
Argentine Republic Government International Bond
8.75%, 06/02/17Δ	93,000	88,462
8.28%, 12/31/33Δ	146,719	108,792
Pan American Energy LLC
7.88%, 05/07/21 144A	100,000	98,500
Pan American Energy LLC
7.88%, 05/07/21Δ	176,000	173,360

		885,257

Australia — 2.3%
FMG Resources August 2006 Pty, Ltd.
6.88%, 04/01/22 144AΔ	740,000	723,350
New South Wales Treasury Corporation
6.00%, 05/01/12(A)	2,825,000	2,930,563
Queensland Treasury Corporation
7.13%, 09/18/17(Z)	275,000	253,111
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/19	260,000	351,783

		4,258,807

Belgium — 0.1%
Ontex IV SA
9.00%, 04/15/19(E)	100,000	103,362
Bermuda — 0.8%
Qtel International Finance, Ltd.
4.75%, 02/16/21 144AΔ	200,000	207,760
Sirius International Group, Ltd.
6.38%, 03/20/17 144A	1,250,000	1,310,855

		1,518,615

Brazil — 3.5%
Brazil Notas do Tesouro Nacional
10.00%, 01/01/14(B)	131,000	73,962
10.00%, 01/01/17(B)	4,207,000	2,302,286
Brazilian Government International Bond
4.88%, 01/22/21Δ	120,000	136,440
10.25%, 01/10/28	5,250,000	3,451,204
11.00%, 08/17/40	115,000	152,088
Hypermarcas SA
6.50%, 04/20/21 144AΔ	150,000	147,000
Telemar Norte Leste SA
5.50%, 10/23/20 144A	110,000	113,630
Telemar Norte Leste SA
5.50%, 10/23/20Δ	100,000	103,300

		6,479,910

Canada — 4.5%
Atlantic Power Corporation
9.00%, 11/15/18 144AΔ	310,000	314,650
Canadian Government Bond
5.25%, 06/01/12(C)	4,720,000	4,764,718
Methanex Corporation
5.25%, 03/01/22	75,000	76,488
Province of Manitoba
6.38%, 09/01/15(Z)	815,000	716,611
Province of Quebec
6.75%, 11/09/15(Z)	2,650,000	2,358,093
Stone Container Finance Company of Canada II Escrow
3.17%, 07/15/14+Ω	330,000	8,250
Teck Resources, Ltd.
10.25%, 05/15/16 144A	29,000	33,236

		8,272,046

Cayman Islands — 1.4%
Braskem Finance, Ltd.
7.00%, 05/07/20	180,000	203,220
Fibria Overseas Finance, Ltd.
7.50%, 05/04/20Δ	190,000	201,647
6.75%, 03/03/21 144A	200,000	206,500
Odebrecht Finance, Ltd.
7.00%, 04/21/20 144A	300,000	335,940
6.00%, 04/05/23 144A	220,000	229,746
Petrobras International
Finance Co.
6.88%, 01/20/40Δ	390,000	461,818
6.75%, 01/27/41	160,000	186,362
Suzano Trading, Ltd.
5.88%, 01/23/21 144A	250,000	245,625
Vale Overseas, Ltd.
6.88%, 11/21/36	462,000	538,156

		2,609,014

Chile — 0.6%
AES Gener SA
5.25%, 08/15/21 144A	120,000	127,200
Celulosa Arauco y Constitucion SA
7.25%, 07/29/19	120,000	142,883
4.75%, 01/11/22 144A	125,000	128,582
Colbun SA
6.00%, 01/21/20Δ	100,000	106,764
Colbun SA
6.00%, 01/21/20 144AΔ	110,000	117,440

62	See Notes to Schedules of Investments.

	Par	Value
Corporation Nacional del Cobre de Chile
3.88%, 11/03/21 144A	$220,000	$225,781
Inversiones CMPC SA
4.75%, 01/19/18 144AΔ	200,000	210,550

		1,059,200

Colombia — 0.9%
Colombia Government International Bond
7.38%, 03/18/19Δ	200,000	257,600
7.38%, 09/18/37	160,000	225,600
6.13%, 01/18/41	140,000	172,200
Ecopetrol SA
7.63%, 07/23/19Δ	440,000	548,425
Empresa de Energia de Bogota SA
6.13%, 11/10/21 144A	250,000	266,250
Empresas Publicas de Medellin ESP
7.63%, 07/29/19 144A	120,000	143,820

		1,613,895

France — 0.7%
AXA SA
6.21%, 10/29/49(E)†Δ	210,000	228,670
Compagnie Generale de Geophysique - Veritas
9.50%, 05/15/16	650,000	718,250
Dematic SA
8.75%, 05/01/16 144A	250,000	257,645
Europcar Groupe SA
9.38%, 04/15/18 144A(E)	145,000	153,743

		1,358,308

Germany — 7.1%
Bundesobligation
2.00%, 02/26/16(E)	910,000	1,281,638
0.75%, 02/24/17(E)	2,880,000	3,831,861
Bundesrepublik Deutschland
4.00%, 07/04/16(E)Δ	2,000	3,042
3.75%, 01/04/19(E)Δ	770,000	1,194,710
3.25%, 01/04/20(E)Δ	4,240,000	6,415,311
Kabel Deutschland Vertrieb und Service GmbH
6.50%, 06/29/18 144A(E)	160,000	223,747
Rearden G Holdings EINS GmbH
7.88%, 03/30/20 144A	100,000	106,430
Unitymedia NRW GmbH
8.13%, 12/01/17 144A	100,000	108,500

		13,165,239

Iceland — 0.0%
Kaupthing Bank HF
7.13%, 05/19/16+ 144A#	150,000	1

Indonesia — 0.5%
Indonesia Government International Bond
6.63%, 02/17/37	225,000	279,000
Pertamina Persero PT
5.25%, 05/23/21 144A	200,000	212,500
Republic of Indonesia
5.25%, 01/17/42Δ	370,000	389,887

		881,387

Ireland — 1.8%
Ardagh Glass Finance PLC
7.13%, 06/15/17 144A(E)	112,000	143,400
Ireland Government Bond
4.50%, 10/18/18(E)	900,000	1,094,626
5.00%, 10/18/20(E)	50,000	59,281
5.40%, 03/13/25(E)	750,000	873,545
Nara Cable Funding, Ltd.
8.88%, 12/01/18 144A	360,000	343,800
Novatek Finance, Ltd.
6.60%, 02/03/21 144A	200,000	222,050
XL Group PLC
6.25%, 05/15/27Δ	640,000	669,140

		3,405,842

Italy — 0.5%
Italy Buoni Poliennali
Del Tesoro
5.25%, 11/01/29(E)	20,000	25,874
5.75%, 02/01/33(E)	20,000	26,520
5.00%, 08/01/34(E)	20,000	24,154
Seat Pagine Gialle SpA
10.50%, 01/31/17(E)#	129,000	117,853
Telecom Italia Capital SA
6.38%, 11/15/33	805,000	728,525
6.00%, 09/30/34	105,000	92,925

		1,015,851

Luxembourg — 1.9%
ArcelorMittal
3.75%, 02/25/15Δ	100,000	101,697
3.75%, 08/05/15	140,000	142,320
6.13%, 06/01/18Δ	305,000	320,876
5.50%, 03/01/21Δ	30,000	29,495
7.00%, 10/15/39	295,000	282,599
6.75%, 03/01/41Δ	690,000	648,583
ConvaTec Healthcare E SA
10.88%, 12/15/18(E)	100,000	139,039
CSN Resources SA
6.50%, 07/21/20 144A	150,000	168,750
CSN Resources SA
6.50%, 07/21/20Δ	100,000	112,500
Evraz Group SA
9.50%, 04/24/18	160,000	176,957
6.75%, 04/27/18 144A	240,000	230,712
Greif Luxembourg Finance SCA
7.38%, 07/15/21 144A(E)	150,000	210,567
Hannover Finance Luxembourg SA
5.75%, 09/14/40(E)†	50,000	65,334
Lecta SA
5.06%, 02/15/14(E)†	240,000	309,687
TNK-BP Finance SA
7.88%, 03/13/18Δ	290,000	339,300
Vimpel Communications OJSC Via UBS Luxembourg SA
8.25%, 05/23/16	125,000	136,094
Wind Acquisition Finance SA
7.25%, 02/15/18 144A	200,000	189,000
Wind Acquisition Holdings Finance SA
12.25%, 07/15/17 PIK(E)	8,277	9,935

		3,613,445

See Notes to Schedules of Investments.	63

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Malaysia — 0.6%
Malaysia Government Bond
3.84%, 08/12/15(R)	$3,365,000	$1,119,147
4.26%, 09/15/16(R)	140,000	47,438

		1,166,585

Marshall Islands — 0.1%
Teekay Corporation
8.50%, 01/15/20Δ	150,000	156,375

Mexico — 3.0%
America Movil Sab de CV
5.63%, 11/15/17Δ	98,000	115,081
Axtel SAB de CV
7.63%, 02/01/17	20,000	16,400
9.00%, 09/22/19Δ	58,000	47,850
Axtel SAB de CV
7.63%, 02/01/17 144A	170,000	139,400
Grupo Televisa SAB
6.63%, 03/18/25Δ	100,000	119,518
6.63%, 01/15/40Δ	270,000	307,578
Kansas City Southern de Mexico SA de CV
12.50%, 04/01/16	60,000	69,750
8.00%, 02/01/18Δ	500,000	560,000
Mexican Bonos
8.00%, 06/11/20(M)	19,619,000	1,737,040
8.00%, 12/07/23(M)	26,500,000	2,350,299
Petroleos Mexicanos
6.50%, 06/02/41 144AΔ	135,000	152,550

		5,615,466

Netherlands — 2.0%
Clondalkin Acquisition BV
2.88%, 12/15/13 144A(E)†	66,000	82,303
EDP Finance BV
4.75%, 09/26/16(E)	300,000	350,670
6.00%, 02/02/18 144A	200,000	176,967
4.90%, 10/01/19 144A	300,000	246,120
Indosat Palapa Co. BV
7.38%, 07/29/20 144AΔ	100,000	111,000
Indosat Palapa Co. BV
7.38%, 07/29/20	100,000	111,000
Lukoil International Finance BV
6.36%, 06/07/17	200,000	219,056
6.66%, 06/07/22Δ	100,000	111,000
LyondellBasell Industries NV
5.00%, 04/15/19 144A	260,000	260,650
6.00%, 11/15/21 144AΔ	160,000	168,800
5.75%, 04/15/24 144A	260,000	260,000
OI European Group BV
6.88%, 03/31/17 144A(E)	100,000	138,039
Polish Television Holding BV
11.00%,
05/15/17 STEP 144A(E)	125,000	167,964
Swiss Reinsurance Co. Via ELM BV
5.25%, 05/29/49(E)†	400,000	473,466
UPC Holding BV
8.00%, 11/01/16(E)	154,000	213,606
VimpelCom Holdings BV
7.50%, 03/01/22 144A	200,000	195,000
Ziggo NV
8.00%, 05/15/18 144A(E)	250,000	360,934

		3,646,575

Norway — 0.9%
Norway Government Bond
5.00%, 05/15/15(K)	355,000	68,619
4.25%, 05/19/17(K)	8,060,000	1,573,041
Trico Shipping AS
10.61%, 05/13/14Ω@	18,802	18,708

		1,660,368

Panama — 0.3%
AES El Salvador Trust
6.75%, 02/01/16	100,000	102,000
Panama Government International Bond
7.25%, 03/15/15Δ	1,000	1,160
6.70%, 01/26/36	296,000	390,720

		493,880

Peru — 0.8%
Peru Government Bond
7.84%, 08/12/20(P)	2,050,000	892,721
Peruvian Government International Bond
7.35%, 07/21/25	40,000	54,840
8.75%, 11/21/33	389,000	605,284
6.55%, 03/14/37Δ	8,000	10,232

		1,563,077

Portugal — 0.1%
Portugal Obrigacoes do Tesouro OT
4.80%, 06/15/20(E)	50,000	40,937
3.85%, 04/15/21(E)	200,000	158,095

		199,032

Russia — 0.8%
Russian Foreign Bond
7.50%, 03/31/30 STEP	798,855	959,625
5.63%, 04/04/42	600,000	604,890

		1,564,515

South Africa — 0.2%
Edcon Proprietary, Ltd.
4.13%, 06/15/14(E)†	320,000	377,706

Supranational — 0.9%
Inter-American Development Bank
5.93%, 09/23/13(N)Ω	15,900,000,000	1,594,695

Sweden — 0.1%
Corral Petroleum Holdings AB
15.00%,
12/31/17 PIK 144A(E)	141,933	141,973

Trinidad And Tobago — 0.2%
Petroleum Co. of Trinidad & Tobago, Ltd.
9.75%, 08/14/19 144A	240,000	298,320

Turkey — 0.4%
Turkey Government International Bond
7.50%, 07/14/17	100,000	115,380
7.00%, 03/11/19	100,000	114,750
6.25%, 09/26/22	345,000	372,600

64	See Notes to Schedules of Investments.

	Par	Value
6.88%, 03/17/36	$73,000	$81,395

		684,125

United Arab Emirates — 0.8%
DP World, Ltd.
6.85%, 07/02/37 144A	1,500,000	1,455,000

United Kingdom — 2.4%
Barclays Bank PLC
6.00%, 01/23/18(E)	450,000	602,719
Boparan Finance PLC
9.88%, 04/30/18 144A(U)	100,000	163,148
HBOS PLC
6.75%, 05/21/18 144A	200,000	187,945
HSBC Holdings PLC
6.00%, 06/10/19(E)	270,000	397,684
Ineos Group Holdings, Ltd.
7.88%, 02/15/16(E)	160,000	189,920
Inmarsat Finance PLC
7.38%, 12/01/17 144AΔ	290,000	311,025
ISS A/S
11.00%, 06/15/14(E)	212,000	301,266
Lloyds TSB Bank PLC
6.50%, 03/24/20(E)Δ	326,000	380,715
Phones4u Finance PLC
9.50%, 04/01/18 144A(U)	130,000	188,699
Priory Group No. 3 PLC
8.88%, 02/15/19(U)	100,000	143,954
Royal Bank of Scotland PLC
4.88%, 01/20/17(E)Δ	580,000	803,977
Southern Gas Networks PLC
4.88%, 12/21/20(U)	270,000	466,906
Vedanta Resources PLC
8.75%, 01/15/14Δ	210,000	217,875
6.75%, 06/07/16 144A	200,000	188,000

		4,543,833

Venezuela — 0.9%
Venezuela Government International Bond
8.50%, 10/08/14Δ	26,000	26,195
5.75%, 02/26/16Δ	1,153,000	1,029,053
7.75%, 10/13/19Δ	360,000	304,200
9.25%, 09/15/27Δ	184,000	163,208
9.38%, 01/13/34	207,000	173,362

		1,696,018

Virgin Islands (British) — 0.1%
GTL Trade Finance, Inc.
7.25%, 10/20/17 144A	189,000	218,673

Total Foreign Bonds (Cost $73,459,950)		77,316,395

MORTGAGE-BACKED SECURITIES — 0.4%
Bayview Commercial Asset Trust
0.47%, 07/25/36 144A†	184,087	124,384
Credit Suisse Mortgage Capital Certificates
5.70%, 09/15/40†	220,000	239,489
Federal National Mortgage Association
3.00%, 04/01/27 TBA	200,000	207,032
Government National Mortgage Association
4.50%, 04/01/41 TBA	100,000	108,765

Total Mortgage-Backed Securities (Cost $622,899)		679,670

MUNICIPAL BOND — 0.2%
State of Illinois, General Obligation
5.10%, 06/01/33
(Cost $329,694)	435,000	410,492

	Number of Contracts
PURCHASED OPTION — 0.0%
Call Option — 0.0%
U.S. Dollar vs. Japanese Yen, Strike Price $83.00, Expires 04/13/12 (JPM)
(Cost $28,913)	45,000	31,234

	Par
U.S. TREASURY OBLIGATIONS — 3.7%
U.S. Treasury Bonds
3.50%, 02/15/39‡‡	$3,700,000	3,844,533
4.25%, 05/15/39	40,000	47,131
4.63%, 02/15/40	140,000	174,869
3.88%, 08/15/40	30,000	33,188

		4,099,721

U.S. Treasury Notes
4.50%, 04/30/12	30,000	30,105
1.00%, 05/15/14	10,000	10,133
2.63%, 07/31/14Δ	50,000	52,555
2.38%, 09/30/14	110,000	115,251
1.75%, 07/31/15	90,000	93,340
1.25%, 08/31/15Δ	90,000	91,919
1.25%, 09/30/15	90,000	91,863
2.00%, 01/31/16	170,000	178,062
1.88%, 10/31/17	10,000	10,351
3.38%, 11/15/19	40,000	44,662
3.63%, 02/15/20	20,000	22,691
2.63%, 08/15/20	340,000	358,514
2.63%, 11/15/20	1,300,000	1,367,336
3.63%, 02/15/21	90,000	101,897
2.13%, 08/15/21	100,000	99,945
2.00%, 02/15/22Δ	120,000	117,713

		2,786,337

Total U.S. Treasury Obligations
(Cost $6,352,035)		6,886,058

	Shares
COMMON STOCKS — 0.7%
Consumer Discretionary — 0.0%
Dex One CorporationΔ*	1,433	2,035

Healthcare — 0.3%
Bristol-Myers Squibb Co.	15,400	519,750

Materials & Processing — 0.4%
Georgia Gulf Corporation*	3,161	110,256

See Notes to Schedules of Investments.	65

GLOBAL BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
PPG Industries, Inc.	5,751	$550,946
Rock-Tenn Co. Class A	133	8,985

		670,187

Total Common Stocks (Cost $885,818)		1,191,972

FOREIGN COMMON STOCKS — 0.7%
Netherlands — 0.2%
Royal Dutch Shell PLC ADRΔ	6,443	451,848

Norway — 0.1%
Deep Ocean Group Holding+@	8,860	141,760

Spain — 0.4%
Repsol YPF SA ADR	15,133	378,022
Telefonica SA ADRΔ	22,180	363,974

		741,996

Total Foreign Common Stocks (Cost $1,273,319)		1,335,604

PREFERRED STOCKS — 1.5%
Ally Financial, Inc. 144A*	400	333,238
Bank of America Corporation CONV*	602	589,298
Citigroup Capital XIIΔ	12,325	315,520
El Paso Energy Capital Trust I*	500	23,050
Lucent Technologies Capital Trust I CONV*	1,891	1,536,437

Total Preferred Stocks (Cost $2,410,358)		2,797,543

RIGHTS/WARRANTS — 0.0%
Buffets Restaurants Holdings, Inc.+	89	1
Charter Communications, Inc.	110	2,116
CMP Susquehanna Radio Holdings Corporation@	1,706	9,211
Nortek, Inc.@	184	414

Total Rights/Warrants (Cost $50,348)		11,742

MONEY MARKET FUNDS — 28.6%
GuideStone Money Market Fund (GS4 Class)¥	17,396,888	17,396,888
Northern Institutional Liquid Assets Portfolio§	35,626,937	35,626,937

Total Money Market Funds (Cost $53,023,825)		53,023,825

TOTAL INVESTMENTS — 118.9%
(Cost $206,932,619)		220,507,102
Liabilities in Excess of Other Assets — (18.9)%		(35,095,917)

NET ASSETS — 100.0%		$185,411,185

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

	%
Foreign Bonds	41.7
Corporate Bonds	41.4
Money Market Funds	28.6
U.S. Treasury Obligations	3.7
Preferred Stocks	1.5
Common Stocks	0.7
Foreign Common Stocks	0.7
Mortgage-Backed Securities	0.4
Municipal Bond	0.2
Purchased Option	—	**
Rights/Warrants	—	**
Forward Foreign Currency Contracts	(1.1)
Futures Contracts	(2.5)

	115.3

**	Rounds to less than 0.005%.

66	See Notes to Schedules of Investments.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,191,972	$1,191,972	$—	$—
Corporate Bonds	76,822,567	—	73,692,283	3,130,284
Foreign Common Stocks	1,335,604	1,193,844	—	141,760
Foreign Bonds	77,316,395	—	75,489,173	1,827,222
Money Market Funds	53,023,825	53,023,825	—	—
Mortgage-Backed Securities	679,670	—	679,670	—
Municipal Bond	410,492	—	410,492	—
Preferred Stocks	2,797,543	2,797,543	—	—
Purchased Option	31,234	31,234	—	—
Rights/Warrants	11,742	2,530	—	9,212
U.S. Treasury Obligations	6,886,058	—	6,886,058	—

Total Assets — Investments in Securities	$220,507,102	$58,240,948	$157,157,676	$5,108,478

Other Financial Instruments***
Futures Contracts	$55,823	$55,823	$—	$—

Total Assets — Other Financial Instruments	$55,823	$55,823	$—	$—

Liabilities:
Other Financial Instruments***
Forward Foreign Currency Contracts	$(818,357)	$—	$(818,357)	$—

Total Liabilities — Other Financial Instruments	$(818,357)	$—	$(818,357)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

Management has determined that the amount of Level 3 assets compared to total net assets is not material; therefore, the reconciliation of Level 3 assets is not shown for the period ending March 31, 2012.

See Notes to Schedules of Investments.	67

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS — 54.7%
Consumer Discretionary — 7.1%
Advance Auto Parts, Inc.	1,500	$132,855
Aeropostale, Inc.Δ*	11,310	244,522
Amazon.com, Inc.*	4,720	955,847
American Eagle Outfitters, Inc.	23,460	403,277
Ancestry.com, Inc.Δ*	6,730	153,040
Ascena Retail Group, Inc.*	3,060	135,619
AutoZone, Inc.*	1,800	669,240
Avon Products, Inc.	2,600	50,336
Bed Bath & Beyond, Inc.Δ*	3,000	197,310
Big Lots, Inc.*	3,100	133,362
Black Diamond, Inc.Δ*	8,420	77,969
Bravo Brio Restaurant Group, Inc.Δ*	5,650	112,774
Career Education Corporation*	15,100	121,706
Carnival Corporation	8,600	275,888
CBS Corporation Class B	4,710	159,716
Chipotle Mexican Grill, Inc.*	2,100	877,800
Coach, Inc.	3,320	256,570
Coldwater Creek, Inc.*	175,340	203,394
Costco Wholesale Corporation	12,000	1,089,600
Crumbs Bake Shop, Inc.Δ*	14,110	51,784
Deckers Outdoor CorporationΔ*	1,110	69,986
Dollar Thrifty Automotive Group, Inc.*	3,510	283,994
Dollar Tree, Inc.*	7,300	689,777
eBay, Inc.*	7,080	261,181
Estee Lauder Cos., Inc. (The) Class A	4,500	278,730
Expedia, Inc.Δ	800	26,752
Family Dollar Stores, Inc.	10,530	666,338
Ford Motor Co.Δ	7,750	96,798
Gap, Inc. (The)	6,990	182,719
Genuine Parts Co.Δ	10,400	652,600
Guess ?, Inc.Δ	29,210	912,813
Home Depot, Inc. (The)	5,700	286,767
Kohl’s Corporation	6,500	325,195
Lear CorporationΔ	4,030	187,355
Lowe’s Cos., Inc.	47,700	1,496,826
McDonald’s Corporation	10,100	990,810
NIKE, Inc. Class B	2,400	260,256
Omnicom Group, Inc.	6,500	329,225
O’Reilly Automotive, Inc.*	2,600	237,510
Panera Bread Co.Δ*	3,900	627,588
PetSmart, Inc.Δ	3,900	223,158
Polaris Industries, Inc.Δ	1,770	127,706
priceline.com, Inc.*	300	215,250
PulteGroup, Inc.*	9,780	86,553
RadioShack Corporation	5,500	34,210
Ralph Lauren CorporationΔ	2,270	395,729
Scripps Networks Interactive, Inc. Class AΔ	6,500	316,485
Select Comfort Corporation*	3,150	102,028
Shutterfly, Inc.Δ*	9,890	309,854
Sirius XM Radio, Inc.Δ*	118,740	274,289
Stanley Black & Decker, Inc.	2,030	156,229
Starbucks Corporation	2,300	128,547
Starwood Hotels & Resorts Worldwide, Inc.	16,640	938,662
Steven Madden, Ltd.*	4,340	185,535
Talbots, Inc.Δ*	17,440	52,843
Target Corporation	14,800	862,396
Time Warner, Inc.	12,800	483,200
TJX Cos., Inc.	6,200	246,202
True Religion Apparel, Inc.*	3,530	96,722
Tupperware Brands Corporation	2,400	152,400
Urban Outfitters, Inc.*	4,490	130,704
Vera Bradley, Inc.Δ*	7,270	219,481
Vitamin Shoppe, Inc.Δ*	2,090	92,399
Wal-Mart Stores, Inc.	37,000	2,264,400
Whirlpool Corporation	1,593	122,438
Yum! Brands, Inc.	16,660	1,185,859

		24,569,108

Consumer Staples — 6.4%
Campbell Soup Co.Δ	18,000	609,300
Church & Dwight Co., Inc.Δ	16,900	831,311
Clorox Co. (The)	23,700	1,629,375
Coca-Cola Co. (The)	13,300	984,333
Colgate-Palmolive Co.	13,210	1,291,674
Dr. Pepper Snapple Group, Inc.Δ	42,100	1,692,841
General Mills, Inc.	32,800	1,293,960
H.J. Heinz Co.	9,900	530,145
Hain Celestial Group, Inc. (The)Δ*	2,620	114,782
Hershey Co. (The)	9,100	558,103
Hormel Foods CorporationΔ	6,800	200,736
Kellogg Co.	16,630	891,867
Kimberly-Clark Corporation	42,800	3,162,492
Kraft Foods, Inc. Class A	1,100	41,811
Kroger Co. (The)Δ	34,900	845,627
McCormick & Co., Inc.Δ	10,100	549,743
Monster Beverage Corporation*	3,300	204,897
PepsiCo, Inc.	11,840	785,584
Procter & Gamble Co. (The)	60,430	4,061,500
Safeway, Inc.Δ	20,200	408,242
Sara Lee Corporation	14,560	313,477
Sysco CorporationΔ	17,700	528,522
Walgreen Co.	7,400	247,826
Whole Foods Market, Inc.	5,830	485,056

		22,263,204

Energy — 2.7%
Alpha Natural Resources, Inc.Δ*	3,970	60,384
Anadarko Petroleum Corporation	4,340	339,996
Cabot Oil & Gas CorporationΔ	7,880	245,620
Chevron Corporation	17,500	1,876,700
Cobalt International Energy, Inc.*	5,880	176,576
Comstock Resources, Inc.*	2,890	45,749
Concho Resources, Inc.*	3,780	385,862
Dawson Geophysical Co.Δ*	2,740	94,119
Devon Energy Corporation	5,590	397,561
El Paso Corporation	4,930	145,682
EQT Corporation	1,680	80,993
Exxon Mobil Corporation	42,740	3,706,840
FMC Technologies, Inc.*	1,650	83,193
Goodrich Petroleum CorporationΔ*	2,710	51,544
Hercules Offshore, Inc.*	7,220	34,151
HollyFrontier Corporation	2,150	69,123
Key Energy Services, Inc.Δ*	5,550	85,748
National Oilwell Varco, Inc.	1,450	115,232
Noble Energy, Inc.	3,650	356,897
Northern Oil and Gas, Inc.Δ*	4,370	90,634
Rowan Cos., Inc.Δ*	3,370	110,974

68	See Notes to Schedules of Investments.

	Shares	Value
Schlumberger, Ltd.	3,030	$211,888
SM Energy Co.	1,590	112,524
Spectra Energy Corporation	4,400	138,820
Sunoco, Inc.Δ	1,530	58,369
Walter Energy, Inc.	680	40,263
Williams Cos., Inc. (The)	8,980	276,674

		9,392,116

Financial Services — 9.2%
Affiliated Managers Group, Inc.*	2,560	286,234
Allstate Corporation (The)	12,100	398,332
American Express Co.	10,420	602,901
American Safety Insurance Holdings, Ltd.	620	11,687
American Tower Corporation REIT	19,770	1,245,905
Aon Corporation	11,420	560,265
Bank of Hawaii CorporationΔ	16,500	797,775
Camden Property Trust REIT	1,590	104,543
Capitol Federal Financial, Inc.Δ	189,000	2,241,540
Cardinal Financial Corporation	1,440	16,272
Cardtronics, Inc.*	6,960	182,700
CBRE Group, Inc.*	12,010	239,720
Chubb Corporation (The)	48,320	3,339,395
Citigroup, Inc.	3,590	131,215
City National CorporationΔ	3,800	199,386
CME Group, Inc.	660	190,958
CNO Financial Group, Inc.Δ*	19,890	154,744
Comerica, Inc.	16,970	549,149
Commerce Bancshares, Inc.Δ	34,310	1,390,241
Cullen/Frost Bankers, Inc.	13,400	779,746
Discover Financial Services	3,880	129,359
Dun & Bradstreet Corporation (The)	5,400	457,542
Education Realty Trust, Inc. REITΔ	10,800	117,072
Equifax, Inc.	6,770	299,640
Factset Research Systems, Inc.Δ	4,100	406,064
First Connecticut Bancorp, Inc.Δ	4,640	61,202
First Niagara Financial Group, Inc.Δ	31,000	305,040
First Republic Bank*	14,020	461,819
Fiserv, Inc.Δ*	300	20,817
Fortegra Financial CorporationΔ*	16,110	134,680
Franklin Resources, Inc.	1,490	184,805
Goldman Sachs Group, Inc. (The)	863	107,331
Halcon Resources CorporationΔ	1,424	13,357
Hanover Capital Mortgage Holdings, Inc.*	4,210	94,935
Heartland Payment Systems, Inc.	5,320	153,429
Invesco, Ltd.Δ	16,490	439,788
JPMorgan Chase & Co.	42,486	1,953,506
KeyCorp	21,390	181,815
Kilroy Realty Corporation REITΔ	2,740	127,711
M&T Bank Corporation	5,900	512,592
Manning & Napier, Inc.Δ*	6,540	96,138
MarketAxess Holdings, Inc.Δ	4,410	164,449
Marsh & McLennan Cos., Inc.	85,300	2,796,987
Mastercard, Inc. Class A	400	168,216
New York Community Bancorp, Inc.Δ	8,700	121,017
Northern Trust Corporation	67,900	3,221,855
Ocwen Financial Corporation*	14,690	229,605
OmniAmerican Bancorp, Inc.Δ*	4,620	89,443
People’s United Financial, Inc.Δ	65,600	868,544
Piedmont Office Realty Trust, Inc. REIT	24,900	441,975
PNC Financial Services Group, Inc.	7,800	503,022
ProAssurance CorporationΔ	3,100	273,141
Progressive Corporation (The)	1,000	23,180
Seacube Container Leasing, Ltd.Δ	3,810	65,532
Signature BankΔ*	2,280	143,731
Simon Property Group, Inc. REIT	1,259	183,411
State Street Corporation	6,900	313,950
SunTrust Banks, Inc.	11,200	270,704
T Rowe Price Group, Inc.	1,700	111,010
Tanger Factory Outlet Centers REIT	4,020	119,515
TD Ameritrade Holding CorporationΔ	10,640	210,034
Tompkins Financial Corporation	5,860	234,752
Total System Services, Inc.	2,100	48,447
Travelers Cos., Inc. (The)	4,900	290,080
Vantiv, Inc. Class A*	14,020	275,213
Visa, Inc. Class A	1,100	129,800
W.R. Berkley CorporationΔ	5,600	202,272
Wells Fargo & Co.	4,310	147,143
West Coast BancorpΔ*	5,010	94,789
Western Union Co. (The)Δ	31,690	557,744
Zillow, Inc.*	4,230	150,546

		32,131,457

Healthcare — 9.9%
Abbott Laboratories	33,760	2,069,150
Acadia Healthcare Co., Inc.Δ*	8,900	145,070
Achillion Pharmaceuticals, Inc.Δ*	6,530	62,557
Aetna, Inc.	1,000	50,160
Air Methods CorporationΔ*	2,280	198,930
Akorn, Inc.Δ*	19,190	224,523
Alere, Inc.Δ*	6,150	159,962
Alexion Pharmaceuticals, Inc.*	4,710	437,371
Allergan, Inc.	8,620	822,607
AmerisourceBergen Corporation	23,590	936,051
Amgen, Inc.	9,200	625,508
Amicus Therapeutics, Inc.*	10,260	54,173
Analogic CorporationΔ	990	66,865
Ariad Pharmaceuticals, Inc.*	7,080	112,926
Arqule, Inc.*	2,660	18,647
Arthrocare CorporationΔ*	9,940	266,889
AVI BioPharma, Inc.Δ*	16,350	25,179
Baxter International, Inc.	6,100	364,658
Becton, Dickinson and Co.	10,800	838,620
Biogen Idec, Inc.*	7,300	919,581
BioMarin Pharmaceuticals, Inc.Δ*	3,330	114,053
Bristol-Myers Squibb Co.	48,290	1,629,788
C.R. Bard, Inc.	4,800	473,856
Cardinal Health, Inc.	8,800	379,368

See Notes to Schedules of Investments.	69

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Catalyst Health Solutions, Inc.Δ*	6,960	$443,561
Celgene Corporation*	3,900	302,328
Cerner CorporationΔ*	5,630	428,781
Cubist Pharmaceuticals, Inc.Δ*	3,250	140,563
Cyberonics, Inc.*	1,190	45,375
DaVita, Inc.*	1,900	171,323
DENTSPLY International, Inc.Δ	700	28,091
Dynavax Technologies Corporation*	16,840	85,210
Edwards Lifesciences Corporation*	1,100	80,003
Eli Lilly & Co.	31,200	1,256,424
Express Scripts, Inc.Δ*	4,070	220,513
Gilead Sciences, Inc.*	8,100	395,685
Henry Schein, Inc.*	1,000	75,680
Humana, Inc.	600	55,488
IDEXX Laboratories, Inc.*	4,060	355,047
Illumina, Inc.Δ*	2,300	121,003
Intuitive Surgical, Inc.*	540	292,545
Johnson & Johnson	59,600	3,931,216
Laboratory Corporation of America HoldingsΔ*	8,500	778,090
Luminex CorporationΔ*	5,270	123,055
Masimo CorporationΔ*	5,190	121,342
McKesson Corporation	8,500	746,045
Medco Health Solutions, Inc.*	1,310	92,093
Medicis Pharmaceutical Corporation Class AΔ	3,900	146,601
Medivation, Inc.*	5,620	419,926
Merck & Co., Inc.	87,740	3,369,216
Myriad Genetics, Inc.*	15,300	361,998
OncoGenex Pharmaceutical, Inc.*	2,690	35,750
Onyx Pharmaceuticals, Inc.Δ*	5,980	225,326
Patterson Cos., Inc.Δ	3,800	126,920
Perrigo Co.Δ	900	92,979
Pfizer, Inc.	152,490	3,455,423
Quest Diagnostics, Inc.Δ	11,200	684,880
Questcor Pharmaceuticals, Inc.Δ*	1,860	69,973
Regeneron Pharmaceuticals, Inc.*	800	93,296
Santarus, Inc.Δ*	9,640	56,394
Sirona Dental Systems, Inc.*	2,460	126,788
St. Jude Medical, Inc.Δ	8,370	370,875
Stryker CorporationΔ	3,870	214,708
Thermo Fisher Scientific, Inc.	1,590	89,644
United Therapeutics CorporationΔ*	4,810	226,695
UnitedHealth Group, Inc.	13,340	786,260
Universal Health Services, Inc. Class B	2,400	100,584
Vanguard Health Systems, Inc.*	8,103	79,896
Varian Medical Systems, Inc.*	400	27,584
Vivus, Inc.*	2,920	65,291
Watson Pharmaceuticals, Inc.*	2,900	194,474
WellCare Health Plans, Inc.*	5,660	406,841
WellPoint, Inc.	8,780	647,964
Zimmer Holdings, Inc.Δ	8,310	534,167

		34,296,406

Materials & Processing — 2.0%
Air Products & Chemicals, Inc.	12,700	1,165,860
Ashland, Inc.	4,510	275,381
Atna Resources, Ltd.*	16,838	20,257
Boise, Inc.Δ	16,500	135,465
Century Aluminum Co.Δ*	7,280	64,646
Cliffs Natural Resources, Inc.Δ	2,240	155,142
Commercial Metals Co.	6,530	96,775
Eastman Chemical Co.	1,370	70,815
EI du Pont de Nemours & Co.	30,500	1,613,450
Fastenal Co.	4,800	259,680
Freeport-McMoRan Copper & Gold, Inc.	2,900	110,316
Huntsman CorporationΔ	10,210	143,042
Interface, Inc.Δ	3,830	53,429
Monsanto Co.	9,800	781,648
Mosaic Co. (The)	770	42,573
Newmont Mining Corporation	15,600	799,812
Noranda Aluminium Holding CorporationΔ	10,420	103,887
Owens CorningΔ*	1,280	46,118
Praxair, Inc.	500	57,320
Senomyx, Inc.Δ*	4,000	10,960
Sherwin-Williams Co. (The)	3,000	326,010
Timken Co.	970	49,218
Tronox, Inc.Δ*	700	121,975
US Silica Holdings, Inc.*	3,730	78,106
Vulcan Materials Co.	2,330	99,561
Worthington Industries, Inc.	2,640	50,635
WR Grace & Co.*	3,560	205,768

		6,937,849

Producer Durables — 5.4%
3M Co.	4,200	374,682
AMETEK, Inc.	2,460	119,335
Automatic Data Processing, Inc.	19,300	1,065,167
BE Aerospace, Inc.Δ*	2,610	121,287
C.H. Robinson Worldwide, Inc.	5,100	333,999
Caterpillar, Inc.	3,780	402,646
Clean Harbors, Inc.*	5,900	397,247
Colfax CorporationΔ*	3,470	122,283
Cummins, Inc.	630	75,625
Delta Air Lines, Inc.*	35,970	356,463
Eaton Corporation	1,910	95,175
Emerson Electric Co.	9,430	492,057
Esterline Technologies Corporation*	2,500	178,650
Expeditors International of Washington, Inc.	2,460	114,415
FedEx Corporation	1,200	110,352
General Dynamics Corporation	2,700	198,126
General Electric Co.	14,000	280,980
Honeywell International, Inc.	3,410	208,181
Huron Consulting Group, Inc.Δ*	3,940	147,986
Joy Global, Inc.	1,660	122,010
KBR, Inc.	2,470	87,809
Knight Transportation, Inc.	9,400	166,004
Lockheed Martin Corporation	5,800	521,188
Manpower, Inc.	5,220	247,271
Mettler Toledo International, Inc.Δ*	200	36,950
Molex, Inc.	64,900	1,521,905
MSC Industrial Direct Co., Inc. Class A	3,410	283,985

70	See Notes to Schedules of Investments.

	Shares	Value
Northrop Grumman Corporation	2,300	$140,484
Paychex, Inc.	14,700	455,553
Raytheon Co.Δ	17,700	934,206
Republic Services, Inc.	46,600	1,424,096
Rockwell Automation, Inc.	2,100	167,370
Shaw Group, Inc.Δ*	2,370	75,153
SPX Corporation	3,290	255,074
Stericycle, Inc.*	7,800	652,392
Titan International, Inc.Δ	10,890	257,548
Towers Watson & Co. Class A	4,490	296,654
Union Pacific Corporation	1,200	128,976
United Parcel Service, Inc. Class B	27,900	2,252,088
United Technologies Corporation	800	66,352
US Airways Group, Inc.Δ*	17,320	131,459
Waste Management, Inc.Δ	94,300	3,296,728
Waters Corporation*	1,610	149,183
WESCO International, Inc.Δ*	1,470	96,006

		18,961,100

Technology — 4.9%
Acme Packet, Inc.Δ*	4,090	112,557
ADTRAN, Inc.Δ	5,870	183,085
Altera Corporation	6,500	258,830
Analog Devices, Inc.	7,000	282,800
Apple, Inc.*	600	359,682
Applied Materials, Inc.	120,000	1,492,800
Ariba, Inc.Δ*	7,310	239,110
Bottomline Technologies, Inc.Δ*	3,110	86,893
Broadcom Corporation Class A*	19,470	765,171
Callidus Software, Inc.Δ*	3,510	27,413
Cirrus Logic, Inc.Δ*	11,500	273,700
Cisco Systems, Inc.	14,980	316,827
Citrix Systems, Inc.*	4,240	334,578
Cognizant Technology Solutions Corporation Class A*	4,170	320,882
Coherent, Inc.Δ*	3,420	199,489
Digimarc Corporation*	7,900	220,726
Diodes, Inc.Δ*	3,750	86,925
Electronic Arts, Inc.Δ*	22,920	377,722
EMC Corporation*	2,500	74,700
F5 Networks, Inc.*	2,400	323,904
Fortinet, Inc.*	4,180	115,577
Google, Inc. Class A*	1,690	1,083,696
GSI Group, Inc.Δ*	18,500	223,110
IAC/InterActiveCorpΔ	12,100	593,989
Intel Corporation	21,200	595,932
International Business Machines Corporation	5,300	1,105,845
Intuit, Inc.	5,500	330,715
JDS Uniphase CorporationΔ*	15,210	220,393
Kenexa CorporationΔ*	2,230	69,665
LAM Research CorporationΔ*	3,190	142,338
Linear Technology Corporation	6,300	212,310
LinkedIn CorporationΔ*	1,660	169,303
LSI Corporation*	22,050	191,394
MA-COM Technology Solutions Holdings, Inc.*	10,230	212,170
Manhattan Associates, Inc.Δ*	850	40,401
Maxim Integrated Products, Inc.	8,900	254,451
MEMC Electronic Materials, Inc.Δ*	15,600	56,316
Microsoft Corporation	34,220	1,103,595
NetApp, Inc.*	2,380	106,553
NETGEAR, Inc.Δ*	3,030	115,746
OCZ Technology Group, Inc.Δ*	23,520	164,170
ON Semiconductor Corporation*	47,930	431,849
Red Hat, Inc.*	900	53,901
Remark Media, Inc.*	10,290	61,946
SAIC, Inc.	7,900	104,280
Salesforce.com, Inc.*	1,250	193,137
SanDisk Corporation*	6,700	332,253
SBA Communications Corporation Class AΔ*	1,610	81,804
Semtech Corporation*	6,340	180,436
Silicon Laboratories, Inc.*	1,400	60,200
Synopsys, Inc.Δ*	5,500	168,630
Teradata Corporation*	3,500	238,525
Teradyne, Inc.Δ*	11,070	186,972
Texas Instruments, Inc.	15,520	521,627
TIBCO Software, Inc.Δ*	18,590	566,995
VeriSign, Inc.	3,300	126,522
Xilinx, Inc.Δ	6,200	225,866

		16,980,406

Utilities — 7.1%
AGL Resources, Inc.	43,256	1,696,499
American Electric Power Co., Inc.	11,600	447,528
American Water Works Co., Inc.	9,300	316,479
AT&T, Inc.	114,400	3,572,712
Calpine CorporationΔ*	2,800	48,188
CenterPoint Energy, Inc.Δ	10,800	212,976
CenturyLink, Inc.Δ	77,900	3,010,835
Clearwire CorporationΔ*	20,280	46,238
Consolidated Edison, Inc.	43,500	2,541,270
Dominion Resources, Inc.	3,800	194,598
DTE Energy Co.	4,600	253,138
Duke Energy Corporation	2,400	50,424
Entergy Corporation	3,600	241,920
Exelon Corporation	14,660	574,819
ITC Holdings CorporationΔ	1,130	86,942
NextEra Energy, Inc.	4,100	250,428
NiSource, Inc.	5,100	124,185
ONEOK, Inc.	3,900	318,474
PG&E CorporationΔ	43,200	1,875,312
Piedmont Natural Gas Co., Inc.	27,610	857,843
Pinnacle West Capital Corporation	6,100	292,190
Portland General Electric Co.	13,500	337,230
Public Service Enterprise Group, Inc.	13,200	404,052
Questar CorporationΔ	31,430	605,342
Sempra EnergyΔ	18,200	1,091,272
Southern Co. (The)	22,200	997,446
tw telecom, Inc.Δ*	9,300	206,088
Verizon Communications, Inc.	28,100	1,074,263
WGL Holdings, Inc.Δ	65,200	2,653,640
Windstream CorporationΔ	4,700	55,037
Wisconsin Energy Corporation	2,600	91,468
Xcel Energy, Inc.	8,500	224,995

		24,753,831

Total Common Stocks (Cost $174,585,283)		190,285,477

See Notes to Schedules of Investments.	71

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
EQUITY LINKED SECURITIES — 0.9%
Credit Suisse NY	4,900	$534,345
Deutsche Bank AG@	46,000	572,056
Goldman Sachs Group, Inc.	63,300	843,473
Goldman Sachs Group, Inc. @	9,200	668,159
UBS AG	5,400	359,532

Total Equity Linked Securities (Cost $2,768,708)		2,977,565

FOREIGN COMMON STOCKS — 4.7%
Australia — 0.0%
Whitehaven Coal, Ltd.	12,000	70,106

Bermuda — 0.4%
Everest Re Group, Ltd.Δ	8,200	758,664
RenaissanceRe Holdings, Ltd.	5,080	384,708
Seadrill, Ltd.	3,670	137,662

		1,281,034

Canada — 0.5%
Augusta Resource CorporationΔ*	14,150	38,630
AuRico Gold, Inc.Δ*	10,930	96,949
B2Gold CorporationΔ*	8,818	37,837
Bellatrix Exploration, Ltd.*	10,400	54,844
Bombardier, Inc. Class B	45,060	187,025
Celtic Exploration, Ltd.*	2,610	38,046
CGX Energy, Inc.Δ*	18,471	26,111
Enbridge, Inc.	3,770	146,465
Epsilon Energy, Ltd.Δ*	15,760	41,081
Labrador Iron Mines Holdings, Ltd.Δ*	7,610	35,019
Methanex CorporationΔ	1,680	54,482
Niko Resources, Ltd.	1,410	49,603
Norbord, Inc.Δ*	4,360	50,268
Nordion, Inc.	970	9,390
PetroBakken Energy, Ltd.	4,110	68,442
Poseidon Concepts CorporationΔ	2,340	32,891
Potash Corporation of Saskatchewan, Inc.	1,960	89,552
QLT, Inc.Δ*	4,650	32,550
SEMAFO, Inc.	19,308	102,981
Silver Wheaton CorporationΔ	8,450	280,540
Silvercrest Mines, Inc.*	16,323	40,748
Trioil Resources, Ltd.*	12,670	42,934
Yamana Gold, Inc.	7,090	110,746

		1,667,134

Cayman Islands — 0.0%
FabrinetΔ*	6,830	120,959

China — 0.1%
China Construction Bank Corporation Class H	219,950	166,852
PetroChina Co., Ltd. ADR	850	119,450

		286,302

France — 0.7%
Total SAΔ	44,900	2,289,942
Total SA ADR	3,750	191,700
Veolia Environnement SA	5,968	98,977

		2,580,619

Germany — 0.2%
Siemens AG	6,700	675,460

Hong Kong — 0.1%
AIA Group, Ltd.	118,922	435,685
Sparkle Roll Group, Ltd.@	507,821	45,776

		481,461

Ireland — 0.5%
Accenture PLC, Class A	7,900	509,550
Covidien PLC	8,670	474,076
Jazz Pharmaceuticals PLCΔ*	12,450	603,452

		1,587,078

Israel — 0.0%
Caesar Stone Sdot Yam, Ltd.*	7,290	85,147

Japan — 0.1%
Astellas Pharma, Inc.	4,420	181,563
Honda Motor Co., Ltd.	8,200	311,574

		493,137

Luxembourg — 0.1%
ArcelorMittal	16,840	322,149
Pacific Drilling SAΔ*	7,940	80,353

		402,502

Mexico — 0.1%
Compartamos SAB de CV	424,220	481,126

Netherlands — 0.1%
Koninklijke Philips Electronics NV	8,400	170,288
Ziggo NV	2,950	92,026

		262,314

Norway — 0.0%
DNB ASA	11,224	144,273

Philippines — 0.1%
Metropolitan Bank & Trust	80,310	163,388

Singapore — 0.1%
Avago Technologies, Ltd.	4,930	192,122
SembCorp Marine, Ltd.	7,810	32,804

		224,926

Sweden — 0.1%
Atlas Copco AB, Class A	7,200	155,192

Switzerland — 0.9%
ABB, Ltd.	5,100	104,633
ACE, Ltd.	7,600	556,320
Noble Corporation	2,310	86,556
Transocean, Ltd.*	6,650	363,755
Tyco International, Ltd.	33,300	1,870,794
Weatherford International, Ltd.*	17,670	266,640

		3,248,698

United Kingdom — 0.6%
Falkland Oil & Gas, Ltd.*	41,102	42,404
Imagination Technologies Group PLC*	6,590	72,151
Ophir Energy PLC*	15,358	124,667
Rockhopper Exploration PLC*	12,478	65,613
Standard Chartered PLC	6,296	157,098
Vodafone Group PLC	553,000	1,523,138

		1,985,071

Total Foreign Common Stocks (Cost $15,291,945)		16,395,927

72	See Notes to Schedules of Investments.

	Shares	Value
EXCHANGE TRADED NOTE — 0.1%
iPath S&P 500 VIX Short-Term Futures ETNΔ* (Cost $228,50 5)	12,040	$202,513

PREFERRED STOCKS — 3.9%
Apache CorporationΔ*	18,600	1,033,044
Bank of America Corporation*	200	195,780
Lucent Technologies Capital Trust I*	1,600	1,300,000
MetLife, Inc.*	6,300	445,536
National City Capital Trust III*	60,200	1,524,866
National City Capital Trust IVΔ*	34,900	888,554
Stanley Black & Decker, Inc.*	23,100	2,810,808
Wells Fargo & Co.Δ*	4,900	5,471,830

Total Preferred Stocks (Cost $13,161,109)		13,670,418

MASTER LIMITED PARTNERSHIPS — 0.6%
El Paso Pipeline Partners LP	13,200	460,548
Spectra Energy Partners LP	55,000	1,757,250

Total Master Limited Partnerships (Cost $2,148,631)		2,217,798

MONEY MARKET FUNDS — 20.5%
GuideStone Money Market Fund (GS4 Class)¥	17,477,333	17,477,333
Northern Institutional Liquid Assets Portfolio§	54,047,337	54,047,337

Total Money Market Funds (Cost $71,524,670)		71,524,670

	Par
CORPORATE BONDS — 25.4%
Advanced Micro Devices, Inc.
6.00%, 05/01/15	$1,700,000	1,776,500
Affiliated Managers Group, Inc.
3.95%, 08/15/38	1,500,000	1,657,500
Alere, Inc.
3.00%, 05/15/16Δ	1,000,000	1,008,750
Alliant Techsystems, Inc.
3.00%, 08/15/24	350,000	358,750
AmeriGas Finance LLC
6.75%, 05/20/20	300,000	305,250
Amgen, Inc.
0.38%, 02/01/13	1,000,000	1,027,500
Annaly Capital Management, Inc.
4.00%, 02/15/15	145,000	169,288
ARAMARK Corporation
8.50%, 02/01/15	500,000	513,130
Archer-Daniels-Midland Co.
0.88%, 02/15/14	1,000,000	1,027,500
Arris Group, Inc.
2.00%, 11/15/26Δ	1,250,000	1,284,375
Avis Budget Group, Inc.
3.50%, 10/01/14	1,250,000	1,471,875
Bill Barrett Corporation
5.00%, 03/15/28	1,500,000	1,507,500
Boston Properties LP
3.63%, 02/15/14 144A	700,000	769,125
Bristow Group, Inc.
3.00%, 06/15/38Δ	1,500,000	1,586,250
CenturyLink, Inc.
5.80%, 03/15/22	200,000	195,666
Charles River Laboratories International, Inc.
2.25%, 06/15/13	1,500,000	1,518,750
Chesapeake Energy Corporation
2.50%, 05/15/37Δ	2,000,000	1,852,500
CIT Group, Inc.
5.25%, 03/15/18	400,000	408,500
Covanta Holding Corporation
3.25%, 06/01/14	650,000	749,938
DaVita, Inc.
6.63%, 11/01/20Δ	500,000	525,000
Electronic Arts, Inc.
0.75%, 07/15/16 144A	1,250,000	1,156,250
Euronet Worldwide, Inc.
3.50%, 10/15/25	1,000,000	1,008,750
Exterran Holdings, Inc.
4.25%, 06/15/14	1,900,000	1,904,750
Frontier Communications Corporation
7.88%, 04/15/15	50,000	54,000
8.50%, 04/15/20Δ	450,000	475,875
General Cable Corporation
0.88%, 11/15/13	1,500,000	1,470,000
Gilead Sciences, Inc.
1.00%, 05/01/14	1,025,000	1,258,188
Goodrich Petroleum Corporation
5.00%, 10/01/29	1,850,000	1,831,500
Goodyear Tire & Rubber Co.
7.00%, 05/15/22Δ	250,000	244,375
Griffon Corporation
4.00%, 01/15/17 144A	350,000	357,000
Group 1 Automotive, Inc.
2.25%, 06/15/36 STEP	1,250,000	1,389,063
Hanesbrands, Inc.
6.38%, 12/15/20Δ	500,000	516,250
Health Care REIT, Inc.
3.00%, 12/01/29	1,000,000	1,147,500
Helix Energy Solutions Group, Inc.
3.25%, 12/15/25	1,250,000	1,268,750
Hercules Offshore, Inc.
3.38%, 06/01/38 STEP	1,000,000	992,500
Hologic, Inc.
2.00%, 12/15/37 STEP	2,051,000	2,048,436
Hornbeck Offshore Services, Inc.
1.63%, 11/15/26 STEP	1,500,000	1,624,800
Host Hotels & Resorts LP
3.25%, 04/15/24 144A@Δ	2,776,000	3,102,180
2.63%, 04/15/27 144A@	1,033,000	1,036,874
Iconix Brand Group, Inc.
2.50%, 06/01/16 144A	1,500,000	1,471,875
Illumina, Inc.
0.25%, 03/15/16 144A	1,200,000	1,156,500
Integra LifeSciences Holdings Corporation
2.38%, 06/01/12 144A	25,000	25,063
1.63%, 12/15/16 144A	975,000	883,594
Intel Corporation
2.95%, 12/15/35Δ	716,000	826,980

See Notes to Schedules of Investments.	73

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Janus Capital Group, Inc.
3.25%, 07/15/14Δ	$2,476,000	$2,643,130
Jarden Corporation
7.50%, 05/01/17Δ	500,000	552,500
Leap Wireless International, Inc.
4.50%, 07/15/14Δ	2,150,000	2,061,313
Lennar Corporation
2.00%, 12/01/20 144A	1,500,000	1,762,500
Liberty Interactive LLC
3.13%, 03/30/23	500,000	606,250
LifePoint Hospitals, Inc.
3.50%, 05/15/14	4,778,000	5,016,900
Limited Brands, Inc.
5.63%, 02/15/22Δ	200,000	202,750
Lincare Holdings, Inc.
2.75%, 11/01/37	251,000	257,589
Linear Technology Corporation
3.00%, 05/01/27	1,250,000	1,335,938
Live Nation Entertainment, Inc.
2.88%, 07/15/27	750,000	720,938
Mediacom LLC
7.25%, 02/15/22 144A	350,000	355,250
Medtronic, Inc.
1.63%, 04/15/13	1,000,000	1,015,000
Meritor, Inc.
4.63%, 03/01/26 STEPΔ	1,465,000	1,344,138
Microchip Technology, Inc.
2.13%, 12/15/37	121,000	167,585
Micron Technology, Inc.
1.88%, 06/01/14	1,250,000	1,276,563
NBTY, Inc.
9.00%, 10/01/18	500,000	553,125
NuVasive, Inc.
2.75%, 07/01/17	1,000,000	857,500
Omnicare, Inc.
3.25%, 12/15/35	1,100,000	1,062,875
Owens-Brockway Glass Container, Inc.
3.00%, 06/01/15 144A	1,740,000	1,711,725
Patriot Coal Corporation
3.25%, 05/31/13Δ	1,850,000	1,773,688
Peabody Energy Corporation
4.75%, 12/15/41Δ	2,629,000	2,510,695
PetroBakken Energy, Ltd.
3.13%, 02/08/16	1,100,000	1,091,827
ProLogis LP
3.25%, 03/15/15	1,250,000	1,420,313
RadioShack Corporation
2.50%, 08/01/13 144A	700,000	670,250
Rayonier TRS Holdings, Inc.
3.75%, 10/15/12	302,000	369,195
Reynolds Group Issuer LLC
9.88%, 08/15/19 144A	250,000	255,938
Rovi Corporation
2.63%, 02/15/40	485,000	511,069
SanDisk Corporation
1.00%, 05/15/13	1,100,000	1,102,750
SBA Communications Corporation
1.88%, 05/01/13	700,000	887,250
SL Green Operating Partnership LP
3.00%, 03/30/27 144A	265,000	266,325
Teva Pharmaceutical Finance Co. LLC
0.25%, 02/01/26	1,000,000	1,103,750
Trinity Industries, Inc.
3.88%, 06/01/36Δ	2,000,000	2,190,000
tw telecom, Inc.
2.38%, 04/01/26	1,175,000	1,461,406
Virgin Media Finance PLC
5.25%, 02/15/22	400,000	398,500
WebMD Health Corporation
2.50%, 01/31/18	1,700,000	1,532,125
Xm Satellite Radio, Inc.
7.00%, 12/01/14 144A	300,000	444,375

Total Corporate Bonds (Cost $84,584,220)		88,457,725

	Number of Contracts
PURCHASED OPTIONS — 0.0%
SPDR S&P 500 ETF, Strike Price $138.00, Expires 09/22/12 (KS)	147	28,518
United States Steel Corporation, Strike Price $28.00, Expires 04/21/12 (KS)	89	6,408

Total Purchased Options (Cost $45,418)		34,926

TOTAL INVESTMENTS — 110.8% (Cost $364,338,489)		385,767,019

	Shares
COMMON STOCKS SOLD SHORT — (7.6)%
Consumer Discretionary — (1.5)%
American Axle & Manufacturing Holdings, Inc.*	(6,280)	(73,539)
Blue Nile, Inc.*	(2,180)	(71,896)
Buckle, Inc. (The)	(6,660)	(319,014)
CarMax, Inc.*	(3,210)	(111,227)
Cheesecake Factory, Inc. (The)*	(4,870)	(143,129)
Chipotle Mexican Grill, Inc.*	(290)	(121,220)
Choice Hotels International, Inc.	(5,960)	(222,546)
Coinstar, Inc.*	(1,690)	(107,400)
Columbia Sportswear Co.	(3,260)	(154,687)
Darden Restaurants, Inc.	(1,640)	(83,902)
Devry, Inc.	(5,980)	(202,543)
Dick’s Sporting Goods, Inc.	(2,970)	(142,798)
DineEquity, Inc.*	(1,120)	(55,552)
Expedia, Inc.	(2,180)	(72,899)
Foot Locker, Inc.	(2,520)	(78,246)
Fossil, Inc.*	(560)	(73,909)
H&R Block, Inc.	(7,860)	(129,454)
Hasbro, Inc.	(4,900)	(179,928)
J.C. Penney Co., Inc.	(3,390)	(120,108)
Limited Brands, Inc.	(6,950)	(333,600)
LKQ Corporation*	(3,790)	(118,134)
Lumber Liquidators Holdings, Inc.*	(5,650)	(141,872)
Macy’s, Inc.	(4,600)	(182,758)
Marriott International, Inc. Class A	(13,720)	(519,302)
Netflix, Inc.*	(2,620)	(301,405)
O’Reilly Automotive, Inc.*	(1,070)	(97,745)
Papa John’s International, Inc.*	(2,300)	(86,618)

74	See Notes to Schedules of Investments.

	Shares	Value
priceline.com, Inc.*	(110)	$(78,925)
Ross Stores, Inc.	(2,530)	(146,993)
Tempur-Pedic International, Inc.*	(1,330)	(112,292)
Time Warner, Inc.	(1,980)	(74,745)
Under Armour, Inc.*	(3,440)	(323,360)
Whirlpool Corporation	(1,100)	(84,546)
Williams-Sonoma, Inc.	(2,350)	(88,078)

		(5,154,370)

Consumer Staples — (0.2)%
CVS Caremark Corporation	(8,290)	(371,392)
Kimberly-Clark Corporation	(2,400)	(177,336)
Sanderson Farms, Inc.	(1,190)	(63,106)

		(611,834)

Energy — (0.9)%
Apache Corporation	(7,830)	(786,445)
Basic Energy Services, Inc.*	(4,070)	(70,615)
CARBO Ceramics, Inc.	(820)	(86,469)
Cimarex Energy, Co.	(950)	(71,697)
Cloud Peak Energy, Inc.*	(4,050)	(64,517)
ConocoPhillips	(3,380)	(256,914)
Continental Resources, Inc.*	(4,200)	(360,444)
Diamond Offshore Drilling, Inc.	(5,750)	(383,813)
Exco Resources, Inc.	(9,010)	(59,736)
Halliburton, Co.	(3,300)	(109,527)
Helmerich & Payne, Inc.	(6,820)	(367,939)
Oasis Petroleum, Inc.*	(3,680)	(113,454)
Patterson-Uti Energy, Inc.	(7,450)	(128,811)
Sanchez Energy Corporation*	(5,430)	(121,904)
SandRidge Energy, Inc.*	(9,280)	(72,662)
Ultra Petroleum Corporation	(4,530)	(102,514)

		(3,157,461)

Financial Services — (1.7)%
Ameriprise Financial, Inc.	(1,870)	(106,833)
Associated Banc-Corporation	(10,600)	(147,976)
Assurant, Inc.	(4,100)	(166,050)
Cincinnati Financial Corporation	(9,940)	(343,029)
Cullen/Frost Bankers, Inc.	(4,610)	(268,256)
Dun & Bradstreet Corporation (The)	(1,110)	(94,050)
Factset Research Systems, Inc.	(2,770)	(274,341)
Fleetcor Technologies, Inc.*	(4,250)	(164,773)
General Growth Properties, Inc. REIT	(10,960)	(186,210)
Global Payments, Inc.	(6,650)	(315,676)
Green Dot Corporation*	(4,560)	(120,931)
Jack Henry & Associates, Inc.	(20,640)	(704,237)
Janus Capital Group, Inc.	(58,510)	(521,324)
Jones Lang Lasalle, Inc.	(1,250)	(104,138)
MSCI, Inc.*	(3,810)	(140,246)
Northern Trust Corporation	(7,400)	(351,130)
NYSE Euronext	(5,330)	(159,953)
Pebblebrook Hotel Trust REIT	(7,360)	(166,189)
People’s United Financial, Inc.	(10,930)	(144,713)
Progressive Corporation (The)	(21,540)	(499,297)
ProLogis, Inc. REIT	(5,250)	(189,105)
RLI Corporation	(3,020)	(216,353)
Suntrust Banks, Inc.	(3,100)	(74,927)
Trustmark Corporation	(7,190)	(179,606)
Visa, Inc.	(790)	(93,220)
Waddell & Reed Financial, Inc.	(4,500)	(145,845)
Weyerhaeuser Co. REIT	(5,200)	(113,984)

		(5,992,392)

Healthcare — (1.1)%
Aetna, Inc.	(1,820)	(91,291)
Alnylam Pharmaceuticals, Inc.*	(1,500)	(16,605)
Amgen, Inc.	(8,591)	(584,102)
athenahealth, Inc.*	(510)	(37,801)
Becton, Dickinson and Co.	(3,270)	(253,916)
C.R. Bard, Inc.	(1,020)	(100,694)
Celgene Corporation*	(600)	(46,512)
Community Health Systems, Inc.*	(1,670)	(37,141)
Covance, Inc.*	(1,470)	(70,016)
DENTSPLY International, Inc.	(1,780)	(71,431)
HCA Holdings, Inc.	(2,650)	(65,561)
Henry Schein, Inc.*	(4,490)	(339,803)
Hologic, Inc.*	(4,320)	(93,096)
Human Genome Sciences, Inc.*	(1,120)	(9,229)
Ironwood Pharmaceuticals, Inc.*	(2,000)	(26,620)
Isis Pharmaceuticals, Inc.*	(3,850)	(33,765)
Johnson & Johnson	(7,440)	(490,742)
Laboratory Corporation of America Holdings*	(8,050)	(736,897)
Lexicon Pharmaceuticals, Inc.*	(7,490)	(13,931)
Life Technologies Corporation*	(750)	(36,615)
LifePoint Hospitals, Inc.*	(1,170)	(46,145)
Natus Medical, Inc.*	(1,520)	(18,134)
Nektar Therapeutics*	(2,370)	(18,770)
Patterson Cos., Inc.	(3,440)	(114,896)
ResMed, Inc.*	(1,500)	(46,365)
Seattle Genetics, Inc.*	(440)	(8,967)
Senior Housing Properties Trust REIT	(9,860)	(217,413)
Sequenom, Inc.*	(5,350)	(21,775)
Theravance, Inc.*	(970)	(18,915)
Varian Medical Systems, Inc.*	(1,020)	(70,339)
Vertex Pharmaceuticals, Inc.*	(900)	(36,909)
Wright Medical Group, Inc.*	(2,400)	(46,368)

		(3,820,764)

Materials & Processing — (0.7)%
Alcoa, Inc.	(9,440)	(94,589)
Bemis Co., Inc.	(4,050)	(130,775)
Bunge, Ltd.	(1,090)	(74,600)
Centerra Gold, Inc.	(2,930)	(45,560)
Dow Chemical Co. (The)	(2,780)	(96,299)
Fastenal Co.	(6,050)	(327,305)
Freeport-Mcmoran Copper & Gold, Inc.	(2,390)	(90,916)
Martin Marietta Materials, Inc.	(1,200)	(102,756)
Masco Corporation	(6,940)	(92,788)
MolyCorp, Inc.*	(1,290)	(43,641)
NewMarket Corporation	(250)	(46,850)
Nucor Corporation	(2,670)	(114,677)
Praxair, Inc.	(2,490)	(285,454)
Schnitzer Steel Industries, Inc.	(1,120)	(44,682)
Scotts Miracle-Gro Co. (The)	(3,090)	(167,354)
Titanium Metals Corporation	(4,170)	(56,545)
United States Steel Corporation	(10,760)	(316,021)
Watsco, Inc.	(3,850)	(285,054)
Westlake Chemical Corporation	(720)	(46,649)

		(2,462,515)

See Notes to Schedules of Investments.	75

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Producer Durables — (0.7)%
3M Co.	(1,430)	$(127,570)
Actuant Corporation	(6,200)	(179,738)
AGCO Corporation*	(1,630)	(76,952)
Dover Corporation	(2,870)	(180,638)
Gardner Denver, Inc.	(1,070)	(67,431)
Kennametal, Inc.	(2,620)	(116,669)
Lexmark International, Inc. Class A	(1,700)	(56,508)
Mettler-Toledo International, Inc.*	(350)	(64,663)
Navistar International Corporation*	(1,440)	(58,248)
Northrop Grumman Corporation	(2,920)	(178,354)
PACCAR, Inc.	(1,560)	(73,055)
Parker Hannifin Corporation	(4,770)	(403,304)
Paychex, Inc.	(4,070)	(126,129)
Rockwell Automation, Inc.	(1,080)	(86,076)
Southwest Airlines Co.	(38,940)	(320,866)
Stericycle, Inc.*	(1,383)	(115,674)

		(2,231,875)

Technology — (0.8)%
Amkor Technology, Inc.*	(13,420)	(82,466)
Atmel Corporation*	(23,620)	(232,893)
Atmi, Inc.*	(2,830)	(65,939)
Corning, Inc.	(5,110)	(71,949)
Dell, Inc.*	(11,470)	(190,402)
Equinix, Inc.*	(590)	(92,896)
Groupon, Inc.*	(2,370)	(43,561)
Hewlett-Packard Co.	(3,020)	(71,967)
Intel Corporation	(5,850)	(164,444)
Jabil Circuit, Inc.	(4,160)	(104,499)
KLA-Tencor Corporation	(5,580)	(303,664)
Linear Technology Corporation	(11,990)	(404,063)
LogMeIn, Inc.*	(1,430)	(50,379)
LTX-Credence Corporation*	(18,120)	(130,283)
Maxim Integrated Products, Inc.	(3,010)	(86,056)
NetSuite, Inc.*	(1,480)	(74,429)
Polycom, Inc.*	(3,840)	(73,229)
Red Hat, Inc.*	(2,500)	(149,725)
Tech Data Corporation*	(1,330)	(72,166)
Viasat, Inc.*	(2,450)	(118,115)
Xilinx, Inc.*	(6,360)	(231,695)
Yelp, Inc.*	(1,900)	(51,091)

		(2,865,911)

Utilities — 0.0%
National Fuel Gas Co.	(1,470)	(70,736)

Total Common Stocks Sold Short (Cost $(26,243,654))		(26,367,858)

FOREIGN COMMON STOCKS SOLD SHORT — (1.3)%
Argentina — (0.1)%
MercadoLibre, Inc.	(1,300)	(127,127)

Australia — 0.0%
Fortescue Metals Group, Ltd.	(11,890)	(71,558)

Bermuda — (0.1)%
Nabors Industries, Ltd.*	(8,130)	(142,194)

Brazil — 0.0%
Cia Siderurgica Nacional SA ADR	(8,350)	(78,991)

Canada — (0.5)%
Agnico-Eagle Mines, Ltd.	(2,310)	(77,108)
Agrium, Inc.	(2,130)	$(183,968)
Crescent Point Energy
Corporation	(1,600)	(68,880)
Detour Gold Corporation*	(1,190)	(29,671)
EnCana Corporation	(7,260)	(142,659)
Kinross Gold Corporation	(25,280)	(247,491)
Magna International, Inc.	(3,550)	(169,477)
Research In Motion, Ltd.*	(36,380)	(535,150)
Ritchie Bros. Auctioneers, Inc.	(5,550)	(131,868)
Royal Bank of Canada	(2,800)	(162,540)

		(1,748,812)

China — (0.1)%
Aluminum Corporation of China, Ltd. ADR	(2,680)	(31,812)
Baidu, Inc. ADR*	(1,610)	(234,690)
China Petroleum & Chemical Corporation ADR	(1,150)	(125,028)

		(391,530)

France — 0.0%
Societe Generale SA	(3,022)	(88,529)

Germany — (0.1)%
Muenchener Rueckversi- cherungs AG	(690)	(104,035)
SGL Carbon SE	(1,720)	(78,787)
Thyssenkrupp AG	(2,420)	(60,243)

		(243,065)

Hong Kong — 0.0%
Sun Hung Kai Properties, Ltd.	(4,850)	(60,269)

India — 0.0%
Infosys, Ltd. ADR	(1,290)	(73,569)

Ireland — 0.0%
Alkermes PLC*	(3,742)	(69,414)

Japan — 0.0%
Eisai Co., Ltd.	(2,310)	(91,819)
Mitsui Engineering & Shipbuilding Co., Ltd.	(18,720)	(32,568)

		(124,387)

Luxembourg — 0.0%
Tenaris SA ADR	(1,330)	(50,846)

Mexico — (0.1)%
America Movil Sab de CV ADR	(1,930)	(47,922)
Grupo Aeroportuario del Pacifico SA de CV ADR	(2,510)	(91,314)

		(139,236)

Netherlands — 0.0%
Tornier NV	(2,400)	(61,680)

Norway — 0.0%
Yara International ASA	(970)	(46,262)

Peru — (0.1)%
Credicorp, Ltd.	(3,160)	(416,551)

South Africa — 0.0%
Harmony Gold Mining Co., Ltd. ADR	(5,350)	(58,476)

Sweden — (0.1)%
Nordea Bank AB	(14,940)	(135,833)
Telefonaktiebolaget LM Ericsson ADR	(11,810)	(121,761)

		(257,594)

76	See Notes to Schedules of Investments.

	Shares	Value
Switzerland — 0.0%
STMicroelectronics NV	(8,100)	$(66,339)

Taiwan — 0.0%
Siliconware Precision Industries Co. ADR	(19,890)	(120,136)

United Kingdom — (0.1)%
Antofagasta PLC	(3,830)	(70,572)
Weir Group PLC	(2,580)	(72,795)

		(143,367)

Total Foreign Common Stocks Sold Short (Cost $(4,556,046))		(4,579,932)

EXCHANGE TRADED FUNDS SOLD SHORT — (1.6)%
Currency shares Japanese Yen Trust*	(780)	(92,648)
Energy Select Sector SPDR Fund	(1,360)	(97,553)
Health Care Select Sector SPDR Fund	(7,480)	(281,173)
Industrial Select Sector SPDR Fund	(7,440)	(278,405)
iShares Barclays 20+ Year Treasury Bond Fund	(1,680)	(188,496)
iShares Russell 2000 Index Fund	(1,940)	(160,729)
iShares Silver Trust*	(20)	(627)
Market Vectors Oil Service ETF	(8,870)	(360,299)
Market Vectors Semiconductor ETF*	(12,900)	(461,820)
Materials Select Sector SPDR Fund	(5,350)	(197,790)
PowerShares QQQ Trust, Series 1	(8,451)	(570,865)
SPDR S&P 500 ETF Trust	(11,390)	(1,602,801)
SPDR S&P Metals & Mining ETF	(5,420)	(269,374)
SPDR S&P Oil & Gas Exploration & Production ETF	(10,190)	(579,913)
SPDR S&P Retail ETF	(3,030)	(185,800)
Vanguard Small-Cap Growth ETF	(3,250)	(282,620)

Total Exchange Traded Funds Sold Short (Cost $(5,581,455))		(5,610,913)

TOTAL SECURITIES SOLD SHORT — (10.5)% (Cost $(36,381,155))		(36,558,703)

	Number of Contracts
WRITTEN OPTION — 0.0%
SPDR S&P 500 ETF, Strike Price $122.00, Expires 09/22/12 (KS)	(110)	(25,080)

(Premiums received $(31,019))
Other Assets in Excess of Liabilities — (0.3)%		(1,133,292)

NET ASSETS — 100.0%		$348,049,944

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

%
Corporate Bonds	25.4
Money Market Funds	20.5
Healthcare	9.9
Financial Services	9.2
Consumer Discretionary	7.1
Utilities	7.1
Consumer Staples	6.4
Producer Durables	5.4
Technology	4.9
Foreign Common Stocks	4.7
Preferred Stocks	3.9
Futures Contracts	3.6
Energy	2.7
Materials & Processing	2.0
Equity Linked Securities	0.9
Master Limited Partnerships	0.6
Exchange Traded Note	0.1
Purchased Options	— **
Written Option	— **
Forward Foreign Currency Contracts	(1.2)
Foreign Common Stocks Sold Short	(1.3)
Exchange Traded Funds Sold Short	(1.6)
Common Stocks Sold Short	(7.6)

102.7

**	Rounds to less than 0.005%.

See Notes to Schedules of Investments.	77

DEFENSIVE MARKET STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$190,285,477	$190,285,477	$—	$—
Corporate Bonds	88,457,725	1,091,827	79,246,818	8,119,080
Equity Linked Securities	2,977,565	—	668,159	2,309,406
Exchange Traded Note	202,513	202,513	—	—
Foreign Common Stocks	16,395,927	16,350,151	—	45,776
Master Limited Partnerships	2,217,798	2,217,798	—	—
Money Market Funds	71,524,670	71,524,670	—	—
Preferred Stocks	13,670,418	13,670,418	—	—
Purchased Options	34,926	6,408	28,518	—

Total Assets — Investments in Securities	$385,767,019	$295,349,262	$79,943,495	$10,474,262

Other Financial Instruments***
Futures Contracts	$194,129	$194,129	$—	$—

Total Assets — Other Financial Instruments	$194,129	$194,129	$—	$—

Liabilities:
Investments in Securities:
Common Stocks Sold Short	$(26,367,858)	$(26,052,182)	$—	$(315,676)
Exchange Traded Funds Sold Short	(5,610,913)	(5,610,913)	—	—
Foreign Common Stocks Sold Short	(4,579,932)	(4,579,932)	—	—
Written Option	(25,080)	(25,080)	—	—

Total Liabilities — Investments in Securities	$(36,583,783)	$(36,268,107)	$—	$(315,676)

Other Financial Instruments***
Forward Foreign Currency Contracts	$(16,666)	$—	$(16,666)	$—

Total Liabilities — Other Financial Instruments	$(16,666)	$—	$(16,666)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

Management has determined that the amount of Level 3 assets compared to total net assets is not material; therefore, the reconciliation of Level 3 assets is not shown for the period ending March 31, 2012.

78	See Notes to Schedules of Investments.

EQUITY INDEX FUND SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS — 94.0%
Consumer Discretionary — 12.1%
Amazon.com, Inc.*	6,962	$1,409,875
Apollo Group, Inc. Class A*	2,129	82,265
AutoNation, Inc.Δ*	973	33,384
AutoZone, Inc.*	524	194,823
Avon Products, Inc.	8,252	159,759
Bed Bath & Beyond, Inc.*	4,460	293,334
Best Buy Co., Inc.Δ	5,352	126,735
Big Lots, Inc.*	1,340	57,647
BorgWarner, Inc.Δ*	2,115	178,379
Cablevision Systems CorporationΔ	4,428	65,003
CarMax, Inc.Δ*	4,332	150,104
Carnival CorporationΔ	8,611	276,241
CBS Corporation Class B	12,459	422,485
Chipotle Mexican Grill, Inc.*	598	249,964
Coach, Inc.	5,543	428,363
Comcast Corporation Class A	51,638	1,549,656
Costco Wholesale Corporation	8,375	760,450
D.R. Horton, Inc.	5,490	83,283
Darden Restaurants, Inc.Δ	2,510	128,412
DeVry, Inc.	1,239	41,965
DIRECTV Class A*	12,944	638,657
Discovery Com-munications, Inc.*	4,909	248,395
Dollar Tree, Inc.*	2,300	217,327
eBay, Inc.*	21,908	808,186
Estee Lauder Cos., Inc. (The) Class AΔ	4,352	269,563
Expedia, Inc.Δ	1,715	57,350
Family Dollar Stores, Inc.	2,319	146,746
Ford Motor Co.Δ	72,774	908,947
GameStop Corporation Class AΔ	2,459	53,705
Gannett Co., Inc.Δ	4,704	72,112
Gap, Inc. (The)	6,351	166,015
Genuine Parts Co.	2,997	188,062
Goodyear Tire & Rubber Co.(The)*	4,943	55,460
H&R Block, Inc.	5,850	96,350
Harley-Davidson, Inc.	4,340	213,007
Harman International Industries, Inc.	1,346	63,006
Hasbro, Inc.Δ	2,303	84,566
Home Depot, Inc. (The)	29,642	1,491,289
Interpublic Group of Companies, Inc. (The)	8,293	94,623
J.C. Penney Co., Inc.Δ	2,818	99,842
Johnson Controls, Inc.	12,987	421,818
Kohl’s Corporation	4,797	239,994
Leggett & Platt, Inc.Δ	2,803	64,497
Lennar Corporation Class AΔ	3,110	84,530
Limited Brands, Inc.	4,599	220,752
Lowe’s Cos., Inc.Δ	23,800	746,844
Macy’s, Inc.	7,898	313,788
Marriott International, Inc. Class A	5,050	191,143
Marriott International, Ltd. Placeholder Shares+	82,125	—
Mattel, Inc.	6,607	222,392
McDonald’s Corporation	19,519	1,914,814
McGraw-Hill Co., Inc. (The)	5,336	258,636
Netflix, Inc.Δ*	1,014	116,651
Newell Rubbermaid, Inc.	5,589	99,540
News Corporation	41,171	810,657
NIKE, Inc. Class B	6,981	757,020
Nordstrom, Inc.	3,020	168,274
Omnicom Group, Inc.	5,159	261,303
O’Reilly Automotive, Inc.Δ*	2,424	221,432
priceline.com, Inc.*	960	688,800
PulteGroup, Inc.*	6,461	57,180
Ralph Lauren Corporation	1,237	215,646
Ross Stores, Inc.	4,284	248,900
Scripps Networks Interactive, Inc. Class AΔ	1,906	92,803
Sears Holdings CorporationΔ*	673	44,586
Snap-on, Inc.	1,158	70,603
Stanley Black & Decker, Inc.	3,226	248,273
Staples, Inc.	12,983	210,065
Starbucks Corporation	14,477	809,120
Starwood Hotels & Resorts Worldwide, Inc.	3,729	210,353
Target Corporation	12,756	743,292
Tiffany & Co.	2,450	169,368
Time Warner Cable, Inc.	5,969	486,474
Time Warner, Inc.	18,558	700,564
TJX Cos., Inc.	14,466	574,445
TripAdvisor, Inc.Δ*	1,715	61,174
Urban Outfitters, Inc.Δ*	2,249	65,468
VF Corporation	1,637	238,969
Wal-Mart Stores, Inc.	33,452	2,047,262
Walt Disney Co. (The)	34,333	1,503,099
Washington Post Co. (The)Δ	98	36,610
Whirlpool Corporation	1,462	112,369
Wyndham Worldwide Corporation	2,882	134,042
Yum! Brands, Inc.	8,750	622,825

		30,171,710

Consumer Staples — 7.1%
Archer-Daniels-Midland Co.	12,738	403,285
Campbell Soup Co.Δ	3,495	118,306
Clorox Co. (The)	2,462	169,263
Coca-Cola Co. (The)	43,255	3,201,303
Coca-Cola Enterprises, Inc.	5,844	167,138
Colgate-Palmolive Co.	9,128	892,536
ConAgra Foods, Inc.	7,857	206,325
CVS Caremark Corporation	25,010	1,120,448
Dean Foods Co.*	3,527	42,712
Dr. Pepper Snapple Group, Inc.Δ	3,989	160,398
General Mills, Inc.	12,261	483,696
H.J. Heinz Co.Δ	6,176	330,725
Hershey Co. (The)	2,946	180,678
Hormel Foods Corporation	2,583	76,250
J.M. Smucker Co. (The)	2,097	170,612
Kellogg Co.	4,795	257,156
Kimberly-Clark Corporation	7,497	553,953
Kraft Foods, Inc. Class A	33,744	1,282,609
Kroger Co. (The)	10,809	261,902
McCormick & Co., Inc.Δ	2,535	137,980
Mead Johnson Nutrition Co.	3,925	323,734
PepsiCo, Inc.	30,053	1,994,017
Procter & Gamble Co. (The)	52,777	3,547,142
Safeway, Inc.Δ	5,096	102,990
Sara Lee Corporation	11,248	242,169
SUPERVALU, Inc.Δ	4,104	23,434
Sysco CorporationΔ	11,174	333,656

See Notes to Schedules of Investments.	79

EQUITY INDEX FUND SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Tyson Foods, Inc. Class A	5,763	$110,361
Walgreen Co.	16,816	563,168
Whole Foods Market, Inc.	3,047	253,510

		17,711,456

Energy — 10.9%
Alpha Natural Resources, Inc.*	4,345	66,087
Anadarko Petroleum Corporation	9,544	747,677
Apache Corporation	7,358	739,038
Baker Hughes, Inc.	8,341	349,822
Cabot Oil & Gas Corporation	4,014	125,116
Cameron International Corporation*	4,706	248,618
Chesapeake Energy Corporation	12,636	292,776
Chevron Corporation	37,814	4,055,173
ConocoPhillips	24,504	1,862,549
Consol Energy, Inc.Δ	4,348	148,267
Denbury Resources, Inc.*	7,628	139,058
Devon Energy Corporation	7,668	545,348
Diamond Offshore Drilling, Inc.Δ	1,330	88,778
El Paso Corporation	14,772	436,513
EOG Resources, Inc.	5,154	572,609
EQT Corporation	2,869	138,314
Exterran Holdings, Inc.*	13	171
Exxon Mobil Corporation	90,220	7,824,781
First Solar, Inc.Δ*	1,151	28,833
FMC Technologies, Inc.Δ*	4,610	232,436
Halliburton Co.	17,660	586,135
Helmerich & Payne, Inc.Δ	2,051	110,651
Hess Corporation	5,789	341,262
Marathon Oil Corporation	13,606	431,310
Marathon Petroleum Corporation	6,614	286,783
Murphy Oil Corporation	3,710	208,762
National Oilwell Varco, Inc.	8,120	645,296
Newfield Exploration Co.*	2,539	88,053
Noble Energy, Inc.	3,378	330,301
Occidental Petroleum Corporation	15,526	1,478,541
Peabody Energy Corporation	5,193	150,389
Pioneer Natural Resources Co.	2,343	261,455
QEP Resources, Inc.	3,403	103,792
Range Resources Corporation	3,052	177,443
Rowan Cos., Inc.Δ*	2,445	80,514
Schlumberger, Ltd.	25,518	1,784,474
Southwestern Energy Co.*	6,691	204,745
Spectra Energy Corporation	12,446	392,671
Sunoco, Inc.	1,977	75,423
Tesoro Corporation*	2,765	74,213
Valero Energy Corporation	10,458	269,503
Williams Cos., Inc. (The)	11,287	347,752
WPX Energy, Inc.Δ*	3,762	67,754

		27,139,186

Financial Services — 15.5%
Aflac, Inc.	8,950	411,610
Allstate Corporation (The)	9,659	317,974
American Express Co.	19,395	1,122,195
American International Group, Inc.*	10,233	315,483
American Tower Corporation REIT	7,600	478,952
Ameriprise Financial, Inc.	4,311	246,287
Aon Corporation	6,122	300,345
Apartment Investment & Management Co. Class A REITΔ	2,314	61,113
Assurant, Inc.	1,697	68,729
AvalonBay Communities, Inc. REITΔ	1,834	259,236
Bank of America Corporation	205,298	1,964,702
Bank of New York Mellon Corporation (The)	22,829	550,864
BB&T Corporation	13,288	417,110
Berkshire Hathaway, Inc.*	33,617	2,728,020
BlackRock, Inc.	1,917	392,793
Boston Properties, Inc. REIT	2,793	293,237
Capital One Financial Corporation	10,532	587,054
CBRE Group, Inc.*	6,321	126,167
Charles Schwab Corporation (The)	20,892	300,218
Chubb Corporation (The)	5,228	361,307
Cincinnati Financial CorporationΔ	3,141	108,396
Citigroup, Inc.	56,035	2,048,079
CME Group, Inc.	1,283	371,210
Comerica, Inc.	3,797	122,871
Discover Financial Services	10,143	338,168
Dun & Bradstreet Corporation (The)	881	74,647
E*TRADE Financial Corporation*	4,860	53,217
Equifax, Inc.	2,346	103,834
Equity Residential REITΔ	5,667	354,868
Federated Investors, Inc. Class BΔ	1,746	39,128
Fidelity National Information Services, Inc.	4,463	147,815
Fifth Third Bancorp	17,546	246,521
First Horizon National Corporation	5,011	52,014
First Horizon National Corporation Placeholder Shares+	271,852	—
Fiserv, Inc.*	2,605	180,761
Franklin Resources, Inc.	2,687	333,269
Genworth Financial, Inc. Class A*	8,940	74,381
Goldman Sachs Group, Inc. (The)	9,473	1,178,157
Hartford Financial Services Group, Inc.Δ	8,562	180,487
HCP, Inc. REIT	7,837	309,248
Health Care REIT, Inc.	3,977	218,576
Host Hotels & Resorts, Inc. REITΔ	13,804	226,662
Hudson City Bancorp, Inc.	10,716	78,334
Huntington Bancshares, Inc.	16,431	105,980
IntercontinentalExchange, Inc.*	1,413	194,174
Invesco, Ltd.Δ	8,362	223,015
JPMorgan Chase & Co.	73,038	3,358,287
KeyCorp	18,137	154,165
Kimco Realty Corporation REIT	7,829	150,787
Legg Mason, Inc.	2,496	69,713
Leucadia National Corporation	3,799	99,154
Lincoln National CorporationΔ	5,427	143,056
Loews Corporation	5,922	236,110

80	See Notes to Schedules of Investments.

	Shares	Value
M&T Bank CorporationΔ	2,358	$204,863
Marsh & McLennan Cos., Inc.	10,499	344,262
Mastercard, Inc. Class A	2,023	850,752
MetLife, Inc.	20,277	757,346
Moody’s CorporationΔ	3,806	160,233
Morgan Stanley	29,154	572,585
NASDAQ OMX Group, Inc. (The)*	2,495	64,621
Northern Trust Corporation	4,698	222,920
NYSE Euronext	5,035	151,100
People’s United Financial, Inc.	7,109	94,123
Plum Creek Timber Co., Inc. REITΔ	3,098	128,753
PNC Financial Services Group, Inc.	10,085	650,382
Principal Financial Group, Inc.	5,746	169,564
Progressive Corporation (The)	11,522	267,080
ProLogis, Inc. REIT	8,739	314,779
Prudential Financial, Inc.	9,029	572,348
Public Storage REIT	2,754	380,520
Regions Financial Corporation	27,045	178,227
Simon Property Group, Inc. REIT	5,851	852,374
SLM Corporation	9,978	157,253
State Street Corporation	9,427	428,929
SunTrust Banks, Inc.	10,272	248,274
T Rowe Price Group, Inc.Δ	4,807	313,897
Torchmark Corporation	2,017	100,547
Total System Services, Inc.	3,083	71,125
Travelers Cos., Inc. (The)	7,477	442,638
Unum Group	5,644	138,165
US Bancorp	36,703	1,162,751
Ventas, Inc. REIT	5,474	312,565
Visa, Inc. Class A	9,530	1,124,540
Vornado Realty Trust REIT	3,551	298,994
Wells Fargo & Co.	100,887	3,444,282
Western Union Co. (The)	12,115	213,224
Weyerhaeuser Co. REIT	10,357	227,025
Zions Bancorporation	3,603	77,320

		38,576,841

Healthcare — 10.8%
Abbott Laboratories	30,122	1,846,177
Aetna, Inc.	6,732	337,677
Allergan, Inc.	5,821	555,498
AmerisourceBergen Corporation	4,982	197,686
Amgen, Inc.	15,175	1,031,748
Baxter International, Inc.	10,750	642,635
Becton, Dickinson and Co.Δ	4,060	315,259
Biogen Idec, Inc.*	4,566	575,179
Boston Scientific Corporation*	27,489	164,384
Bristol-Myers Squibb Co.	32,276	1,089,315
C.R. Bard, Inc.	1,644	162,296
Cardinal Health, Inc.	6,730	290,130
CareFusion Corporation*	4,289	111,214
Celgene Corporation*	8,331	645,819
Cerner Corporation*	2,776	211,420
CIGNA Corporation	5,494	270,580
Conventry Health Care, Inc.	2,549	90,668
DaVita, Inc.*	1,794	161,765
DENTSPLY International, Inc.Δ	2,702	108,431
Edwards Lifesciences Corporation*	2,204	160,297
Eli Lilly & Co.	19,550	787,278
Express Scripts, Inc.Δ*	9,331	505,554
Forest Laboratories, Inc.*	5,187	179,937
Gilead Sciences, Inc.*	14,498	708,227
Hospira, Inc.Δ*	3,221	120,433
Humana, Inc.	3,117	288,260
Intuitive Surgical, Inc.Δ*	755	409,021
Johnson & Johnson	52,556	3,466,594
Laboratory Corporation of America Holdings*	1,810	165,687
Life Technologies Corporation*	3,431	167,501
McKesson CorporationΔ	4,706	413,046
Medco Health Solutions, Inc.*	7,417	521,415
Medtronic, Inc.	19,962	782,311
Merck & Co., Inc.	58,284	2,238,106
Mylan, Inc.*	7,944	186,287
Patterson Cos., Inc.	1,538	51,369
PerkinElmer, Inc.	2,160	59,746
Perrigo Co.Δ	1,800	185,958
Pfizer, Inc.	144,329	3,270,495
Quest Diagnostics, Inc.	3,019	184,612
St. Jude Medical, Inc.	6,016	266,569
Stryker Corporation	6,196	343,754
Tenet Healthcare Corporation*	7,097	37,685
Thermo Fisher Scientific, Inc.	6,962	392,518
UnitedHealth Group, Inc.	20,019	1,179,920
Varian Medical Systems, Inc.Δ*	2,193	151,229
Watson Pharmaceuticals, Inc.*	2,430	162,956
WellPoint, Inc.	6,419	473,722
Zimmer Holdings, Inc.Δ	3,364	216,238

		26,884,606

Materials & Processing — 3.7%
Air Products & Chemicals, Inc.	4,073	373,901
Airgas, Inc.	1,340	119,220
Alcoa, Inc.	20,431	204,719
Allegheny Technologies, Inc.	2,039	83,946
Ball Corporation	2,964	127,096
Bemis Co., Inc.	1,810	58,445
CF Industries Holdings, Inc.	1,261	230,322
Cliffs Natural Resources, Inc.	2,719	188,318
Dow Chemical Co. (The)	22,592	782,587
Eastman Chemical Co.	2,530	130,776
Ecolab, Inc.	5,598	345,509
EI du Pont de Nemours & Co.	17,837	943,577
Fastenal Co.Δ	5,653	305,827
FMC Corporation	1,372	145,240
Freeport-McMoRan Copper & Gold, Inc.	18,159	690,768
International Flavors & Fragrances, Inc.Δ	1,535	89,951
International Paper Co.	8,374	293,927
Masco CorporationΔ	6,420	85,835
MeadWestvaco Corporation	3,222	101,783
Monsanto Co.	10,192	812,914
Mosaic Co. (The)Δ	5,733	316,978
Newmont Mining Corporation	9,519	488,039
Nucor CorporationΔ	6,111	262,467
Owens-Illinois, Inc.	3,309	77,232
PPG Industries, Inc.	2,912	278,970
Praxair, Inc.	5,707	654,251
Precision Castparts Corporation	2,782	481,008
Sealed Air Corporation	3,755	72,509
Sherwin-Williams Co. (The)	1,688	183,435

See Notes to Schedules of Investments.	81

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Sigma-Aldrich CorporationΔ	2,332	$170,376
Titanium Metals Corporation	1,727	23,418
United States Steel CorporationΔ	2,762	81,120
Vulcan Materials Co.	2,491	106,440

		9,310,904

Producer Durables — 10.0%
3M Co.	13,302	1,186,671
Agilent Technologies, Inc.	6,683	297,460
Automatic Data Processing, Inc.	9,390	518,234
Avery Dennison CorporationΔ	2,140	64,478
Boeing Co. (The)	14,290	1,062,747
C.H. Robinson Worldwide, Inc.	3,124	204,591
Caterpillar, Inc.	12,416	1,322,552
Cintas CorporationΔ	2,141	83,756
Cooper Industries PLC	3,038	194,280
CSX Corporation	20,200	434,704
Cummins, Inc.	3,651	438,266
Danaher Corporation	10,973	614,488
Deere & Co.	7,696	622,606
Dover Corporation	3,420	215,255
Eaton Corporation	6,436	320,706
Emerson Electric Co.	14,029	732,033
Expeditors International of Washington, Inc.	4,070	189,296
FedEx Corporation	5,950	547,162
FLIR Systems, Inc.	3,049	77,170
Flowserve Corporation	1,067	123,249
Fluor Corporation	3,302	198,252
General Dynamics Corporation	6,815	500,085
General Electric Co.	202,589	4,065,961
Goodrich Corporation	2,400	301,056
Honeywell International, Inc.	14,876	908,180
Illinois Tool Works, Inc.	9,157	523,048
Iron Mountain, Inc.Δ	3,159	90,979
Jacobs Engineering Group, Inc.Δ*	2,431	107,863
Joy Global, Inc.	2,010	147,735
L-3 Communications Holdings, Inc.	1,883	133,260
Lexmark International, Inc. Class A	1,212	40,287
Lockheed Martin CorporationΔ	5,164	464,037
Norfolk Southern Corporation	6,335	417,033
Northrop Grumman Corporation	4,844	295,872
PACCAR, Inc.Δ	6,910	323,595
Pall CorporationΔ	2,222	132,498
Parker Hannifin Corporation	2,901	245,280
Paychex, Inc.	6,174	191,332
Pitney Bowes, Inc.Δ	3,922	68,949
Quanta Services, Inc.*	4,125	86,212
Raytheon Co.	6,423	339,006
Republic Services, Inc.	6,110	186,722
Robert Half International, Inc.	2,613	79,174
Rockwell Automation, Inc.	2,758	219,813
Rockwell Collins, Inc.Δ	2,786	160,362
Roper Industries, Inc.	1,836	182,058
RR Donnelley & Sons Co.Δ	3,600	44,604
Ryder System, Inc.	987	52,114
Southwest Airlines Co.	15,189	125,157
Stericycle, Inc.Δ*	1,646	137,671
Textron, Inc.	5,310	147,777
Union Pacific Corporation	9,130	981,292
United Parcel Service, Inc. Class B	18,337	1,480,163
United Technologies Corporation	17,435	1,446,059
W.W. Grainger, Inc.	1,176	252,617
Waste Management, Inc.	8,786	307,159
Waters Corporation*	1,651	152,982
Xerox Corporation	25,524	206,234

		24,992,182

Technology — 18.0%
Adobe Systems, Inc.*	9,549	327,626
Advanced Micro Devices, Inc.Δ*	10,882	87,274
Akamai Technologies, Inc.*	3,314	121,624
Altera Corporation	6,189	246,446
Amphenol Corporation Class A	3,142	187,797
Analog Devices, Inc.	5,749	232,260
Apple, Inc.*	17,849	10,699,940
Applied Materials, Inc.	24,332	302,690
Autodesk, Inc.*	4,184	177,067
BMC Software, Inc.*	3,093	124,215
Broadcom Corporation Class A*	9,439	370,953
CA, Inc.	6,776	186,746
Cisco Systems, Inc.	103,127	2,181,136
Citrix Systems, Inc.*	3,612	285,023
Cognizant Technology Solutions Corporation Class A*	5,825	448,234
Computer Sciences Corporation	2,971	88,952
Corning, Inc.	29,121	410,024
Crown Castle International Corporation*	4,762	254,005
Dell, Inc.*	29,142	483,757
Electronic Arts, Inc.*	6,387	105,258
EMC Corporation*	39,342	1,175,539
F5 Networks, Inc.*	1,535	207,164
Google, Inc. Class A*	4,857	3,114,503
Harris CorporationΔ	2,146	96,742
Hewlett-Packard Co.	38,025	906,136
Intel Corporation	95,712	2,690,464
International Business Machines Corporation	22,185	4,628,900
Intuit, Inc.	5,659	340,276
Jabil Circuit, Inc.	3,496	87,819
JDS Uniphase Corporation*	4,366	63,263
Juniper Networks, Inc.*	10,243	234,360
KLA-Tencor Corporation	3,228	175,668
Linear Technology CorporationΔ	4,371	147,303
LSI Corporation*	10,894	94,560
Microchip Technology, Inc.Δ	3,659	136,115
Micron Technology, Inc.*	18,405	149,080
Microsoft Corporation	143,017	4,612,297
Molex, Inc.Δ	2,666	74,968
Motorola Mobility Holdings, Inc.*	5,066	198,790
Motorola Solutions, Inc.	5,635	286,427
NetApp, Inc.*	6,999	313,345
Novellus Systems, Inc.*	1,339	66,829
NVIDIA Corporation*	11,538	177,570
Oracle Corporation	74,978	2,186,358
QUALCOMM, Inc.	32,389	2,203,100

82	See Notes to Schedules of Investments.

	Shares	Value
Red Hat, Inc.*	3,707	$222,012
SAIC, Inc.	5,321	70,237
Salesforce.com, Inc.*	2,628	406,052
SanDisk Corporation*	4,586	227,420
Symantec Corporation*	13,868	259,332
Teradata Corporation*	3,237	220,601
Teradyne, Inc.Δ*	3,577	60,415
Texas Instruments, Inc.	21,932	737,134
VeriSign, Inc.	2,937	112,605
Western Digital Corporation*	4,459	184,558
Xilinx, Inc.Δ	5,102	185,866
Yahoo!, Inc.*	23,000	350,060

		44,724,895

Utilities — 5.9%
AES Corporation (The)*	12,613	164,852
AGL Resources, Inc.	2,247	88,127
Ameren Corporation	4,649	151,464
American Electric Power Co., Inc.	9,306	359,025
AT&T, Inc.	113,437	3,542,638
CenterPoint Energy, Inc.	8,168	161,073
CenturyLink, Inc.Δ	11,800	456,070
CMS Energy Corporation	4,874	107,228
Consolidated Edison, Inc.	5,655	330,365
Dominion Resources, Inc.	10,854	555,833
DTE Energy Co.	3,255	179,123
Duke Energy Corporation	25,594	537,730
Edison International	6,309	268,196
Entergy Corporation	3,423	230,026
Exelon CorporationΔ	16,350	641,084
FirstEnergy CorporationΔ	8,014	365,358
Frontier Communications CorporationΔ	19,145	79,835
Integrys Energy Group, Inc.Δ	1,592	84,360
MetroPCS Com-munications, Inc.*	6,080	54,842
NextEra Energy, Inc.	7,932	484,487
NiSource, Inc.Δ	5,375	130,881
Northeast Utilities	3,403	126,319
NRG Energy, Inc.*	4,048	63,432
ONEOK, Inc.	1,935	158,012
Pepco Holdings, Inc.Δ	4,317	81,548
PG&E Corporation	7,866	341,463
Pinnacle West Capital Corporation	2,095	100,350
PPL Corporation	11,037	311,906
Progress Energy, Inc.	5,680	301,665
Public Service Enterprise Group, Inc.	9,699	296,886
SCANA CorporationΔ	2,190	99,886
Sempra Energy	4,590	275,216
Southern Co. (The)	16,595	745,613
Sprint Nextel Corporation*	57,575	164,089
TECO Energy, Inc.	3,986	69,954
Verizon Communications, Inc.	54,207	2,072,334
Windstream CorporationΔ	11,506	134,735
Wisconsin Energy CorporationΔ	4,484	157,747
Xcel Energy, Inc.	9,302	246,224
Xylem, Inc.	3,570	99,068

		14,819,044

Total Common Stocks (Cost $175,543,571)		234,330,824

FOREIGN COMMON STOCKS — 1.3%
Bermuda — 0.0%
Nabors Industries, Ltd.*	5,522	96,580

Ireland — 0.7%
Accenture PLC Class A	12,404	800,058
Covidien PLC	9,285	507,704
Ingersoll-Rand PLC	5,573	230,444
XL Group PLC	5,999	130,118

		1,668,324

Switzerland — 0.6%
ACE, Ltd.	6,467	473,384
Noble Corporation	4,840	181,355
TE Connectivity, Ltd.	8,049	295,801
Tyco International, Ltd.	8,751	491,631

		1,442,171

Total Foreign Common Stocks (Cost $2,853,406)		3,207,075

RIGHTS/WARRANTS — 0.0%
American International Group Fractional Warrants+ (Cost $0)	65,600	—

MONEY MARKET FUNDS — 10.9%
GuideStone Money Market Fund (GS4 Class)¥	10,514,204	10,514,204
Northern Institutional Liquid Assets Portfolio§	16,622,665	16,622,665

Total Money Market Funds (Cost $27,136,869)		27,136,869

	Par
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills
0.01%, 05/03/12‡‡	$280,000	279,986
0.02%, 05/03/12‡‡	10,000	9,999
0.02%, 05/03/12‡‡	205,000	204,990
0.03%, 05/03/12‡‡	20,000	19,999
0.13%, 05/03/12‡‡	20,000	19,999

Total U.S. Treasury Obligations (Cost $534,993)		534,973

TOTAL INVESTMENTS — 106.4% (Cost $206,068,839)		265,209,741
Liabilities in Excess of Other Assets — (6.4)%		(16,030,449)

NET ASSETS — 100.0%		$249,179,292

Please see abbreviation and footnote definitions beginning on page 119.

See Notes to Schedules of Investments.	83

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (Continued)

PORTFOLIO SUMMARY (based on net assets)

	%
Technology	18.0
Financial Services	15.5
Consumer Discretionary	12.1
Energy	10.9
Money Market Funds	10.9
Healthcare	10.8
Producer Durables	10.0
Consumer Staples	7.1
Utilities	5.9
Futures Contracts	4.6
Materials & Processing	3.7
Foreign Common Stocks	1.3
U.S. Treasury Obligations	0.2
Rights/Warrants	—	**

	111.0

**	Rounds to less than 0.005%.

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$234,330,824	$234,330,824	$—	$—
Foreign Common Stocks	3,207,075	3,207,075	—	—
Money Market Funds	27,136,869	27,136,869	—	—
Rights/Warrants	—	—	—	—
U.S. Treasury Obligations	534,973	—	534,973	—

Total Assets — Investments in Securities	$265,209,741	$264,674,768	$534,973	$—

Other Financial Instruments***
Futures Contracts	$318,787	$318,787	$—	$—

Total Assets — Other Financial Instruments	$318,787	$318,787	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

84	See Notes to Schedules of Investments.

REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.4%
Financial Services — 96.4%
Alexander’s, Inc. REITΔ	2,325	$915,771
Apartment Investment & Management Co. Class A REITΔ	108,400	2,862,844
AvalonBay Communities, Inc. REITΔ	49,835	7,044,177
Boston Properties, Inc. REIT	97,492	9,710,735
BRE Properties, Inc. REITΔ	105,200	5,317,860
Camden Property Trust REITΔ	100,600	6,614,450
Chesapeake Lodging Trust REITΔ	14,500	260,565
Colonial Properties Trust REITΔ	74,700	1,623,231
CubeSmart REITΔ	161,350	1,920,065
DDR Corporation REITΔ	297,950	4,350,070
DiamondRock Hospitality Co. REIT	83,400	858,186
Douglas Emmett, Inc. REITΔ	231,600	5,282,796
Duke Realty Corporation REIT	209,150	2,999,211
DuPont Fabros Technology, Inc. REITΔ	116,250	2,842,312
Equity Lifestyle Properties, Inc. REIT	30,950	2,158,453
Equity Residential REITΔ	90,250	5,651,455
Federal Realty Investment Trust REIT	48,850	4,728,192
General Growth Properties, Inc. REIT	90,250	1,533,348
Glimcher Realty Trust REITΔ	322,050	3,291,351
Health Care REIT, Inc.	180,250	9,906,540
Healthcare Realty Trust, Inc. REITΔ	134,500	2,959,000
Home Properties, Inc. REITΔ	37,950	2,315,330
Host Hotels & Resorts, Inc. REITΔ	126,950	2,084,519
Kilroy Realty Corporation REITΔ	52,850	2,463,338
Kimco Realty Corporation REITΔ	214,750	4,136,085
LaSalle Hotel Properties REITΔ	80,200	2,256,828
LTC Properties, Inc. REITΔ	57,950	1,854,400
Pebblebrook Hotel Trust REITΔ	108,850	2,457,833
Pennsylvania Real Estate Investment Trust REITΔ	13,400	204,618
ProLogis, Inc. REIT	153,173	5,517,291
PS Business Parks, Inc. REITΔ	22,250	1,458,265
Public Storage REIT	40,430	5,586,213
Senior Housing Properties Trust REIT	108,335	2,388,787
Simon Property Group, Inc. REIT	146,200	21,298,416
SL Green Realty Corporation REITΔ	52,550	4,075,253
Strategic Hotels & Resorts, Inc. REITΔ*	248,400	1,634,472
Sunstone Hotel Investors, Inc. REITΔ*	209,600	2,041,504
Taubman Centers, Inc. REIT	45,000	3,282,750
UDR, Inc. REIT	61,750	1,649,342
Ventas, Inc. REIT	72,850	4,159,735
Vornado Realty Trust REIT	76,100	6,407,620
Washington Real Estate Investment Trust REITΔ	93,500	2,776,950

		162,880,161

Total Common Stocks (Cost $138,799,626)		162,880,161

MONEY MARKET FUNDS — 23.2%
GuideStone Money Market Fund (GS4 Class)¥	5,324,076	5,324,076
Northern Institutional Liquid Assets Portfolio§	33,829,269	33,829,269

Total Money Market Funds (Cost $39,153,345)		39,153,345

TOTAL INVESTMENTS — 119.6% (Cost $177,952,971)		202,033,506
Liabilities in Excess of Other Assets — (19.6)%		(33,171,436)

NET ASSETS — 100.0%		$168,862,070

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

%
Financial Services	96.4
Money Market Funds	23.2
Futures Contracts	3.3

122.9

See Notes to Schedules of Investments.	85

REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$162,880,161	$162,880,161	$—	$—
Money Market Funds	39,153,345	39,153,345	—	—

Total Assets — Investments in Securities	$202,033,506	$202,033,506	$—	$—

Other Financial Instruments***
Futures Contracts	$20,150	$20,150	$—	$—

Total Assets — Other Financial Instruments	$20,150	$20,150	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

86	See Notes to Schedules of Investments.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS — 91.5%
Consumer Discretionary — 10.5%
Advance Auto Parts, Inc.	16,700	$1,479,119
Apollo Group, Inc. Class A*	62,500	2,415,000
Ascena Retail Group, Inc.Δ*	31,900	1,413,808
AutoZone, Inc.*	5,300	1,970,540
Best Buy Co., Inc.Δ	46,900	1,110,592
Carnival CorporationΔ	270,201	8,668,048
CBS Corporation Class B	294,007	9,969,777
Coach, Inc.	49,200	3,802,176
Comcast Corporation Class A	452,979	13,593,900
Dana Holding CorporationΔ	208,400	3,230,200
DIRECTV Class A*	75,900	3,744,906
eBay, Inc.*	20,637	761,299
Foot Locker, Inc.	46,900	1,456,245
Ford Motor Co.Δ	64,395	804,294
Gap, Inc. (The)Δ	345,700	9,036,598
General Motors Co.*	102,227	2,622,123
Home Depot, Inc. (The)	202,894	10,207,597
Interpublic Group of Companies, Inc. (The)	25,100	286,391
Johnson Controls, Inc.	19,994	649,405
Kohl’s Corporation	1,506	75,345
Lennar Corporation Class AΔ	231,051	6,279,966
Lowe’s Cos., Inc.Δ	51,177	1,605,934
Macy’s, Inc.	15,200	603,896
News Corporation	85,028	1,674,201
Nu Skin Enterprises, Inc. Class AΔ	25,800	1,494,078
Stanley Black & Decker, Inc.	132,600	10,204,896
Target Corporation	152,555	8,889,380
Time Warner Cable, Inc.	28,800	2,347,200
Time Warner, Inc.	128,754	4,860,464
Wal-Mart Stores, Inc.	16,829	1,029,935
Walt Disney Co. (The)	70,511	3,086,970
Whirlpool Corporation	25,900	1,990,674
Wyndham Worldwide Corporation	48,000	2,232,480

		123,597,437

Consumer Staples — 5.3%
Archer-Daniels-Midland Co.	26,593	841,934
Bunge, Ltd.Δ	34,100	2,333,804
Colgate-Palmolive Co.	1,881	183,924
CVS Caremark Corporation	171,956	7,703,629
Energizer Holdings, Inc.*	57,700	4,280,186
General Mills, Inc.	6,099	240,606
Kellogg Co.Δ	647	34,699
Kimberly-Clark Corporation	78,684	5,813,961
Kraft Foods, Inc. Class A	263,349	10,009,895
Kroger Co. (The)	180,412	4,371,383
PepsiCo, Inc.	40,600	2,693,810
Procter & Gamble Co. (The)	184,276	12,385,190
Safeway, Inc.Δ	89,400	1,806,774
Tyson Foods, Inc. Class A	58,600	1,122,190
Walgreen Co.Δ	255,257	8,548,557

		62,370,542

Energy — 11.0%
Anadarko Petroleum Corporation	16,592	1,299,817
Apache Corporation	10,765	1,081,237
Baker Hughes, Inc.	115,369	4,838,576
Chesapeake Energy CorporationΔ	25,972	601,771
Chevron Corporation	285,160	30,580,558
ConocoPhillips	317,749	24,152,101
Devon Energy Corporation	84,563	6,014,121
Exxon Mobil Corporation	123,706	10,729,021
Hess Corporation	11,947	704,276
Kinder Morgan, Inc.Δ	2,052	79,310
Marathon Oil Corporation	296,372	9,394,992
Marathon Petroleum Corporation	66,256	2,872,860
Murphy Oil Corporation	66,500	3,741,955
National Oilwell Varco, Inc.	16,645	1,322,778
Occidental Petroleum Corporation	122,898	11,703,577
Spectra Energy Corporation	253,050	7,983,727
Tesoro Corporation*	104,300	2,799,412
Valero Energy Corporation	332,700	8,573,679
Williams Cos., Inc. (The)	23,018	709,185
WPX Energy, Inc.Δ*	7,672	138,173

		129,321,126

Financial Services — 21.6%
Aflac, Inc.	46,396	2,133,752
Allstate Corporation (The)	20,647	679,699
American Express Co.	351,226	20,321,936
American Financial Group, Inc.	50,600	1,952,148
American International Group, Inc.*	17,521	540,172
Ameriprise Financial, Inc.	158,600	9,060,818
Assurant, Inc.	101,500	4,110,750
Bank of America Corporation	1,500,448	14,359,287
Bank of New York Mellon Corporation (The)	49,004	1,182,467
BB&T Corporation	27,413	860,494
Berkshire Hathaway, Inc.*	68,905	5,591,641
BlackRock, Inc.	1,681	344,437
Capital One Financial Corporation	266,246	14,840,552
Chubb Corporation (The)	40,318	2,786,377
Citigroup, Inc.	605,499	22,130,988
CME Group, Inc.	2,642	764,410
Discover Financial Services	146,100	4,870,974
Fifth Third Bancorp	249,700	3,508,285
Goldman Sachs Group, Inc. (The)	20,397	2,536,775
Huntington Bancshares, Inc.	528,900	3,411,405
JPMorgan Chase & Co.	884,133	40,652,435
KeyCorp	477,800	4,061,300
Lincoln National Corporation	48,800	1,286,368
Loews Corporation	12,577	501,445
MetLife, Inc.	32,356	1,208,497
Morgan Stanley	60,907	1,196,214
PNC Financial Services Group, Inc.	105,720	6,817,883
Prudential Financial, Inc.	65,262	4,136,958
Public Storage REIT	331	45,734
Regions Financial Corporation	578,000	3,809,020
Reinsurance Group of America, Inc.	22,800	1,355,916
Simon Property Group, Inc. REIT	2,076	302,432
SLM Corporation	461,000	7,265,360
State Street Corporation	321,949	14,648,680
Thomson Reuters CorporationΔ	7,676	221,836

See Notes to Schedules of Investments.	87

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Torchmark CorporationΔ	40,500	$2,018,925
Travelers Cos., Inc. (The)	163,665	9,688,968
US Bancorp	219,742	6,961,427
Visa, Inc. Class A	44,108	5,204,744
Wells Fargo & Co.	811,432	27,702,289

		255,073,798

Healthcare — 14.0%
Abbott Laboratories	3,849	235,905
Aetna, Inc.	118,108	5,924,297
AmerisourceBergen Corporation	61,500	2,440,320
Amgen, Inc.Δ	31,269	2,125,979
Baxter International, Inc.	112,997	6,754,961
Bristol-Myers Squibb Co.	67,022	2,261,993
Cardinal Health, Inc.Δ	204,115	8,799,398
Eli Lilly & Co.	26,971	1,086,122
Gilead Sciences, Inc.*	63,000	3,077,550
HCA Holdings, Inc.*	1,772	43,839
Health Net, Inc.*	105,800	4,202,376
Hologic, Inc.*	247,650	5,336,858
Humana, Inc.	27,800	2,570,944
Johnson & Johnson	273,383	18,032,343
McKesson CorporationΔ	22,300	1,957,271
Medtronic, Inc.	340,755	13,354,188
Merck & Co., Inc.	236,734	9,090,586
Mylan, Inc.*	167,000	3,916,150
Pfizer, Inc.	1,760,171	39,885,475
Tenet Healthcare CorporationΔ*	499,400	2,651,814
Thermo Fisher Scientific, Inc.	53,718	3,028,621
UnitedHealth Group, Inc.	249,933	14,731,051
WellPoint, Inc.	195,018	14,392,328

		165,900,369

Materials & Processing — 1.8%
Airgas, Inc.	17,000	1,512,490
Alcoa, Inc.	302,958	3,035,639
CF Industries Holdings, Inc.	5,500	1,004,575
Cliffs Natural Resources, Inc.Δ	38,300	2,652,658
Dow Chemical Co. (The)	46,193	1,600,126
Eastman Chemical Co.	34,600	1,788,474
EI du Pont de Nemours & Co.	84,100	4,448,890
Huntsman Corporation	93,000	1,302,930
MeadWestvaco Corporation	86,900	2,745,171
Newmont Mining Corporation	19,157	982,179

		21,073,132

Producer Durables — 10.4%
3M Co.	3,225	287,702
Boeing Co. (The)	3,239	240,884
Delta Air Lines, Inc.*	246,900	2,446,779
Emerson Electric Co.	173,800	9,068,884
FedEx Corporation	11,739	1,079,519
Fluor Corporation	23,300	1,398,932
General Dynamics Corporation	39,174	2,874,588
General Electric Co.	1,641,114	32,937,158
Honeywell International, Inc.	312,600	19,084,230
Illinois Tool Works, Inc.	180,601	10,315,929
KBR, Inc.	98,000	3,483,900
Lockheed Martin CorporationΔ	33,798	3,037,088
Norfolk Southern Corporation	12,984	854,737
Northrop Grumman Corporation	63,713	3,891,590
Raytheon Co.	262,482	13,853,800
Ryder System, Inc.	28,300	1,494,240
Terex CorporationΔ*	208,200	4,684,500
Textron, Inc.Δ	298,700	8,312,821
Union Pacific Corporation	27,998	3,009,225
United Technologies Corporation	1,931	160,157
Waste Management, Inc.Δ	18,719	654,416

		123,171,079

Technology — 9.0%
Activision Blizzard, Inc.Δ	298,600	3,828,052
Apple, Inc.*	6,100	3,656,767
Applied Materials, Inc.	529,700	6,589,468
CA, Inc.	188,500	5,195,060
Cisco Systems, Inc.	709,728	15,010,747
Corning, Inc.	61,429	864,920
Dell, Inc.*	408,866	6,787,176
Hewlett-Packard Co.	224,311	5,345,331
Intel Corporation	864,135	24,290,835
International Business Machines Corporation	42,900	8,951,085
LAM Research CorporationΔ*	42,000	1,874,040
Microsoft Corporation	398,600	12,854,850
Motorola Solutions, Inc.	10,193	518,110
Symantec Corporation*	415,400	7,767,980
Texas Instruments, Inc.	16,775	563,808
Yahoo!, Inc.*	178,551	2,717,546

		106,815,775

Utilities — 7.9%
AES Corporation (The)*	290,700	3,799,449
Ameren Corporation	29,700	967,626
American Electric Power Co., Inc.	212,358	8,192,772
AT&T, Inc.	1,003,949	31,353,327
CenturyLink, Inc.Δ	24,040	929,146
Dominion Resources, Inc.	22,689	1,161,904
Duke Energy Corporation	52,477	1,102,542
Edison International	93,200	3,961,932
Entergy Corporation	133,600	8,977,920
Exelon Corporation	99,240	3,891,200
FirstEnergy CorporationΔ	16,490	751,779
MetroPCS Com-munications, Inc.*	80,400	725,208
NextEra Energy, Inc.Δ	16,662	1,017,715
NV Energy, Inc.	123,700	1,994,044
PG&E CorporationΔ	16,585	719,955
Public Service Enterprise Group, Inc.	132,495	4,055,672
Sempra Energy	43,600	2,614,256
Southern Co. (The)	33,502	1,505,245
Sprint Nextel Corporation*	116,285	331,412
Verizon Communications, Inc.	406,181	15,528,300

		93,581,404

Total Common Stocks (Cost $973,584,317)		1,080,904,662

FOREIGN COMMON STOCKS — 6.1%
Bermuda — 0.3%
Nabors Industries, Ltd.*	170,000	2,973,300

Canada — 0.4%
Agrium, Inc.Δ	34,000	2,936,580
Domtar Corporation	16,400	1,564,232

		4,500,812

Cayman Islands — 0.2%
Herbalife, Ltd.	31,700	2,181,594

88	See Notes to Schedules of Investments.

	Shares	Value
France — 0.7%
Sanofi-Aventis ADR	221,500	$8,583,125

Ireland — 0.5%
Covidien PLC	9,170	501,416
Warner Chilcott PLC Class A*	86,200	1,449,022
XL Group PLC	200,900	4,357,521

		6,307,959

Netherlands — 0.5%
LyondellBasell Industries N.V. Class A	11,576	505,292
Royal Dutch Shell PLC ADRΔ	82,000	5,750,660

		6,255,952

Switzerland — 2.1%
ACE, Ltd.	77,956	5,706,379
TE Connectivity, Ltd.	174,475	6,411,956
Tyco International, Ltd.	171,901	9,657,398
Weatherford International, Ltd.*	157,500	2,376,675

		24,152,408

United Kingdom — 1.4%
BP PLC ADRΔ	100,000	4,500,000
Ensco PLC ADR	136,900	7,246,117
Vodafone Group PLC ADRΔ	185,400	5,130,018

		16,876,135

Total Foreign Common Stocks (Cost $69,885,628)		71,831,285

MONEY MARKET FUNDS — 8.0%
GuideStone Money Market Fund (GS4 Class)¥	26,109,368	26,109,368
Northern Institutional Liquid Assets Portfolio§	68,235,410	68,235,410

Total Money Market Funds (Cost $94,344,778)		94,344,778

	Par
U.S. TREASURY OBLIGATIONS — 0.0%
U.S. Treasury Bills
0.02%, 05/03/12‡‡	$390,000	389,980
0.06%, 05/03/12‡‡	260,000	259,987

Total U.S. Treasury Obligations (Cost $649,991)		649,967

TOTAL INVESTMENTS — 105.6% (Cost $1,138,464,714)		1,247,730,692
Liabilities in Excess of Other Assets — (5.6)%		(66,601,740)

Net Assets — 100.0%		$1,181,128,952

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

	%
Financial Services	21.6
Healthcare	14.0
Energy	11.0
Consumer Discretionary	10.5
Producer Durables	10.4
Technology	9.0
Money Market Funds	8.0
Utilities	7.9
Foreign Common Stocks	6.1
Consumer Staples	5.3
Futures Contracts	2.3
Materials & Processing	1.8
U.S. Treasury Obligations	—	**

	107.9

**	Rounds to less than 0.005%.

See Notes to Schedules of Investments.	89

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,080,904,662	$1,080,904,662	$—	$—
Foreign Common Stocks	71,831,285	71,831,285	—	—
Money Market Funds	94,344,778	94,344,778	—	—
U.S. Treasury Obligations	649,967	—	649,967	—

Total Assets — Investments in Securities	$1,247,730,692	$1,247,080,725	$649,967	$—

Other Financial Instruments***
Futures Contracts	$818,899	$818,899	$—	$—

Total Assets — Other Financial Instruments	$818,899	$818,899	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

90	See Notes to Schedules of Investments.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS — 88.8%
Consumer Discretionary — 21.7%
Amazon.com, Inc.*	123,541	$25,018,288
AutoZone, Inc.*	2,754	1,023,937
Bed Bath & Beyond, Inc.*	101,913	6,702,818
BorgWarner, Inc.Δ*	75,170	6,339,838
Chipotle Mexican Grill, Inc.*	3,200	1,337,600
Coach, Inc.	229,599	17,743,411
Costco Wholesale Corporation	93,920	8,527,936
Deckers Outdoor CorporationΔ*	18,523	1,167,875
Dick’s Sporting Goods, Inc.	30,830	1,482,307
DIRECTV Class AΔ*	77,160	3,807,074
Dollar Tree, Inc.*	12,874	1,216,464
eBay, Inc.*	203,430	7,504,533
Estee Lauder Cos., Inc. (The) Class AΔ	184,408	11,422,232
Ford Motor Co.Δ	379,294	4,737,382
Home Depot, Inc. (The)	212,557	10,693,743
Limited Brands, Inc.Δ	198,179	9,512,592
Macy’s, Inc.	53,400	2,121,582
McDonald’s Corporation	100,153	9,825,009
Netflix, Inc.Δ*	64,000	7,362,560
NIKE, Inc. Class B	279,441	30,302,582
Nordstrom, Inc.	35,460	1,975,831
O’Reilly Automotive, Inc.Δ*	72,253	6,600,312
PetSmart, Inc.	41,110	2,352,314
priceline.com, Inc.Δ*	45,161	32,403,018
Ralph Lauren Corporation	33,020	5,756,377
Starbucks Corporation	576,189	32,203,203
Starwood Hotels & Resorts Worldwide, Inc.	107,200	6,047,152
TJX Cos., Inc.	296,133	11,759,442
Tractor Supply Co.	33,880	3,068,173
Ulta Salon Cosmetics & Fragrance, Inc.Δ*	16,700	1,551,263
Yum! Brands, Inc.	112,257	7,990,453

		279,557,301

Consumer Staples — 3.4%
Church & Dwight Co., Inc.	19,970	982,324
Coca-Cola Co. (The)	275,300	20,374,953
Kraft Foods, Inc. Class A	123,970	4,712,100
Mead Johnson Nutrition Co.	71,194	5,872,081
Monster Beverage Corporation*	76,350	4,740,572
Whole Foods Market, Inc.	88,380	7,353,216

		44,035,246

Energy — 7.8%
Anadarko Petroleum Corporation	57,500	4,504,550
Cabot Oil & Gas Corporation	104,454	3,255,831
Chevron Corporation	75,470	8,093,403
Continental Resources, Inc.Δ*	13,029	1,118,149
Denbury Resources, Inc.*	109,820	2,002,019
FMC Technologies, Inc.Δ*	210,300	10,603,326
Halliburton Co.	189,969	6,305,071
National Oilwell Varco, Inc.	242,798	19,295,157
Noble Energy, Inc.	72,200	7,059,716
Occidental Petroleum Corporation	102,613	9,771,836
Pioneer Natural Resources Co.Δ	22,890	2,554,295
Plains Exploration & Production Co.*	69,350	2,957,777
Schlumberger, Ltd.	259,050	18,115,366
Southwestern Energy Co.*	172,000	5,263,200

		100,899,696

Financial Services — 11.1%
American Express Co.	172,140	9,960,020
American Tower Corporation REIT	117,700	7,417,454
Ameriprise Financial, Inc.	36,790	2,101,813
Capital One Financial Corporation	98,205	5,473,947
CBRE Group, Inc.*	81,430	1,625,343
Discover Financial Services	169,191	5,640,828
Fifth Third Bancorp	194,190	2,728,370
IntercontinentalExchange, Inc.*	90,120	12,384,290
Invesco, Ltd.Δ	245,260	6,541,084
JPMorgan Chase & Co.	130,330	5,992,573
Mastercard, Inc. Class A	31,060	13,061,972
MetLife, Inc.	37,690	1,407,721
T Rowe Price Group, Inc.	9,940	649,082
US Bancorp	236,080	7,479,014
Visa, Inc. Class AΔ	404,202	47,695,836
Wells Fargo & Co.	402,182	13,730,493

		143,889,840

Healthcare — 9.9%
Alexion Pharmaceuticals, Inc.*	211,098	19,602,560
Allergan, Inc.	273,480	26,098,196
athenahealth, Inc.Δ*	48,500	3,594,820
Biogen Idec, Inc.*	114,837	14,466,017
Bristol-Myers Squibb Co.	98,463	3,323,126
Celgene Corporation*	40,380	3,130,257
Cerner CorporationΔ*	123,340	9,393,574
Cooper Cos., Inc. (The)	30,410	2,484,801
Express Scripts, Inc.Δ*	35,820	1,940,728
Gilead Sciences, Inc.*	93,850	4,584,572
Hologic, Inc.*	48,920	1,054,226
Intuitive Surgical, Inc.Δ*	25,060	13,576,255
McKesson Corporation	12,540	1,100,636
Merck & Co., Inc.	36,100	1,386,240
Perrigo Co.	36,900	3,812,139
Pfizer, Inc.	267,700	6,066,082
Regeneron Pharmaceuticals, Inc.*	100,000	11,662,000

		127,276,229

Materials & Processing — 5.3%
Airgas, Inc.Δ	12,760	1,135,257
Dow Chemical Co. (The)	85,067	2,946,721
Ecolab, Inc.	88,610	5,469,009
EI du Pont de Nemours & Co.Δ	46,880	2,479,952
Masco CorporationΔ	85,800	1,147,146
Monsanto Co.	212,126	16,919,170
Praxair, Inc.	186,998	21,437,451
Precision Castparts CorporationΔ	88,500	15,301,650
Rock-Tenn Co. Class A	12,750	861,390
Sherwin-Williams Co. (The)	11,800	1,282,306

		68,980,052

Producer Durables — 7.2%
Agilent Technologies, Inc.	70,670	3,145,522
AMETEK, Inc.	108,920	5,283,709
BE Aerospace, Inc.*	37,080	1,723,108
Caterpillar, Inc.	67,300	7,168,796
CSX Corporation	135,350	2,912,732

See Notes to Schedules of Investments.	91

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Cummins, Inc.	87,203	$10,467,848
Danaher Corporation	84,072	4,708,032
Deere & Co.	61,763	4,996,627
Eaton Corporation	97,640	4,865,401
Expeditors International of Washington, Inc.	36,940	1,718,079
FedEx Corporation	100,850	9,274,166
Fluor Corporation	69,620	4,179,985
Gardner Denver, Inc.Δ	13,670	861,483
Joy Global, Inc.	56,650	4,163,775
Rockwell Automation, Inc.	30,823	2,456,593
Trimble Navigation, Ltd.*	59,850	3,257,037
Union Pacific Corporation	86,441	9,290,679
Verisk Analytics, Inc. Class A*	45,490	2,136,665
W.W. Grainger, Inc.	47,500	10,203,475

		92,813,712

Technology — 22.0%
Altera Corporation	39,400	1,568,908
Apple, Inc.*	151,546	90,847,281
Autodesk, Inc.*	107,220	4,537,550
Cisco Systems, Inc.	245,930	5,201,420
Citrix Systems, Inc.*	71,040	5,605,766
Cognizant Technology Solutions Corporation Class A*	83,804	6,448,718
EMC Corporation*	355,801	10,631,334
F5 Networks, Inc.*	110,720	14,942,771
Google, Inc. Class A*	68,733	44,074,349
Informatica Corporation*	35,000	1,851,500
Intuit, Inc.	74,970	4,507,946
JDS Uniphase Corporation*	173,390	2,512,421
LinkedIn CorporationΔ*	13,325	1,359,016
LSI Corporation*	223,600	1,940,848
QUALCOMM, Inc.	645,587	43,912,828
Riverbed Technology, Inc.Δ*	61,920	1,738,714
Rovi Corporation*	19,427	632,349
Salesforce.com, Inc.Δ*	190,470	29,429,520
Teradata Corporation*	87,680	5,975,392
VeriFone Systems, Inc.*	39,600	2,054,052
VMware, Inc.*	34,697	3,898,902

		283,671,585

Utilities — 0.4%
AES Corporation (The)*	85,650	1,119,446
American Water Works Co., Inc.	18,020	613,221
ITC Holdings CorporationΔ	22,050	1,696,527
NiSource, Inc.Δ	64,430	1,568,870

		4,998,064

Total Common Stocks (Cost $802,608,485)		1,146,121,725

FOREIGN COMMON STOCKS — 6.8%
Canada — 0.7%
Lululemon Athletica, Inc.Δ*	54,499	4,069,985
Valeant Pharmaceuticals International, Inc.Δ*	78,520	4,215,739

		8,285,724

China — 0.8%
Baidu, Inc. ADR*	65,641	9,568,489
Youku, Inc. ADRΔ*	49,073	1,079,115

		10,647,604

Denmark — 0.2%
Novo Nordisk A/S ADRΔ	20,710	2,872,684

Hong Kong — 0.3%
Li & Fung, Ltd.	702,000	$1,610,915
Michael Kors Holdings, Ltd.*	50,685	2,361,414

		3,972,329

Ireland — 1.7%
Accenture PLC Class A	263,456	16,992,914
Shire PLC ADRΔ	44,150	4,183,212

		21,176,126

Israel — 0.6%
Check Point Software Technologies, Ltd.Δ*	115,701	7,386,352

Netherlands — 0.9%
ASML Holding N.V.Δ	190,000	9,526,600
LyondellBasell Industries N.V. Class A	59,000	2,575,350

		12,101,950

Singapore — 0.7%
Avago Technologies, Ltd.	173,620	6,765,971
Hutchison Port Holdings Trust	3,282,000	2,510,730

		9,276,701

Switzerland — 0.4%
Compagnie Financiere Richemont SA ADR	828,094	5,150,745

United Kingdom — 0.5%
British Sky Broadcasting Group PLC	124,609	1,347,340
Ensco PLC ADR	93,650	4,956,894

		6,304,234

Total Foreign Common Stocks (Cost $70,830,636)		87,174,449
PREFERRED STOCK — 0.1%
Wells Fargo & Co.* (Cost $678,134)	35,400	1,028,724

MONEY MARKET FUNDS — 12.9%
GuideStone Money Market Fund (GS4 Class)¥	56,074,876	56,074,876
Northern Institutional Liquid Assets Portfolio§	110,902,066	110,902,066

Total Money Market Funds (Cost $166,976,942)		166,976,942

TOTAL INVESTMENTS — 108.6% (Cost $1,041,094,197)		1,401,301,840
Liabilities in Excess of Other Assets — (8.6)%		(110,584,062)

NET ASSETS — 100.0%		$1,290,717,778

Please see abbreviation and footnote definitions beginning on page 119.

92	See Notes to Schedules of Investments.

PORTFOLIO SUMMARY (based on net assets)

%
Technologyw	22.0
Consumer Discretionary	21.7
Money Market Funds	12.9
Financial Services	11.1
Healthcare	9.9
Energy	7.8
Producer Durables	7.2
Foreign Common Stocks	6.8
Materials & Processing	5.3
Futures Contracts	4.5
Consumer Staples	3.4
Utilities	0.4
Preferred Stock	0.1

113.1

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Common Stocks	$1,146,121,725	$1,146,121,725	$—	$—
Foreign Common Stocks	87,174,449	87,174,449	—	—
Money Market Funds	166,976,942	166,976,942	—	—
Preferred Stock	1,028,724	1,028,724	—	—

Total Assets — Investments in Securities	$1,401,301,840	$1,401,301,840	$—	$—

Other Financial Instruments***
Futures Contracts	$1,218,828	$1,218,828	$—	$—

Total Assets — Other Financial Instruments	$1,218,828	$1,218,828	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

See Notes to Schedules of Investments.	93

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS — 81.8%
Consumer Discretionary — 12.2%
Aaron’s, Inc.Δ	89,400	$2,315,460
Aeropostale, Inc.Δ*	45,500	983,710
AMERCO, Inc.Δ	11,200	1,181,712
American Public Education, Inc.Δ*	20,100	763,800
ANN, Inc.Δ*	43,800	1,254,432
Apollo Group, Inc. Class A*	15,000	579,600
Arbitron, Inc.Δ	34,200	1,264,716
Arctic Cat, Inc.*	36,500	1,563,295
Asbury Automotive Group, Inc.*	28,600	772,200
Ascena Retail Group, Inc.Δ*	16,100	713,552
Body Central CorporationΔ*	10,319	299,457
Bridgepoint Education, Inc.Δ*	25,000	618,750
Capella Education Co.Δ*	30,800	1,107,260
Caribou Coffee Co., Inc.Δ*	17,190	320,422
Chico’s FAS, Inc.	17,600	265,760
Coinstar, Inc.Δ*	12,800	813,440
Constant Contact, Inc.Δ*	54,500	1,623,555
CROCS, Inc.*	34,700	725,924
Dana Holding CorporationΔ	76,200	1,181,100
Digital Generation, Inc.Δ*	53,000	541,130
Domino’s Pizza, Inc.*	14,600	529,980
DSW, Inc.	26,900	1,473,313
Education Management Corporation Δ*	16,989	232,579
Elizabeth Arden, Inc.Δ*	19,750	690,855
Foot Locker, Inc.	22,000	683,100
Francesca’s Holdings CorporationΔ*	16,300	515,243
Fuel Systems Solutions, Inc.Δ*	10,600	277,296
Goodyear Tire & Rubber Co. (The)*	37,100	416,262
Hibbett Sports, Inc.Δ*	5,750	313,662
Hot Topic, Inc.Δ	60,000	609,000
Inter Parfums, Inc.Δ	36,200	567,978
Interpublic Group of Companies, Inc. (The)	61,400	700,574
ITT Educational Services, Inc.Δ*	17,100	1,130,994
John Wiley & Sons, Inc.Δ	25,100	1,194,509
Jos. A. Bank Clothiers, Inc.Δ*	17,000	856,970
Kirkland’s, Inc.*	36,500	590,570
Lear Corporation	12,700	590,423
Life Time Fitness, Inc.*	13,400	677,638
Lithia Motors, Inc.Δ	26,500	694,300
Lumber Liquidators Holdings, Inc.Δ*	18,700	469,557
Men’s Wearhouse, Inc. (The)	5,300	205,481
Meritor, Inc.Δ*	118,400	955,488
Monro Muffler Brake, Inc.Δ	27,400	1,136,826
National American University Holdings, Inc.Δ	54,700	344,610
Polaris Industries, Inc.	4,120	297,258
Ryland Group, Inc. (The)Δ	26,900	518,632
Scholastic CorporationΔ	19,500	687,960
Select Comfort Corporation*	66,800	2,163,652
Sotheby’s	15,037	591,556
Stamps.com, Inc.Δ*	8,800	245,344
Standard Motor Products, Inc.	51,900	920,706
Steven Madden, Ltd.Δ*	24,334	1,040,279
Strayer Education, Inc.Δ	10,100	952,228
Tempur-Pedic International, Inc.Δ*	14,443	1,219,422
Tenneco, Inc.Δ*	36,300	$1,348,545
Thor Industries, Inc.	25,200	795,312
TripAdvisor, Inc.Δ*	20,700	738,369
Ulta Salon Cosmetics & Fragrance, Inc.*	10,418	967,728
Under Armour, Inc. Class AΔ*	6,350	596,900
Vera Bradley, Inc.Δ*	41,600	1,255,904
Vitamin Shoppe, Inc.*	28,800	1,273,248
WABCO Holdings, Inc.*	21,900	1,324,512
Wolverine World Wide, Inc.Δ	41,600	1,546,688
Wyndham Worldwide Corporation	56,700	2,637,117
Zumiez, Inc.Δ*	19,987	721,731

		56,589,574

Consumer Staples — 3.1%
Andersons, Inc. (The)Δ	12,900	628,101
Annie’s, Inc.*	9,100	317,044
Cal-Maine Foods, Inc.Δ	17,800	681,028
Casey’s General Stores, Inc.Δ	22,600	1,253,396
Chef’s Warehouse, Inc. (The)Δ*	66,200	1,531,868
Dean Foods Co.*	170,400	2,063,544
GNC Holdings, Inc. Class A	32,700	1,140,903
Hain Celestial Group, Inc. (The)Δ*	11,100	486,291
J & J Snack Foods CorporationΔ	25,052	1,314,228
Monster Beverage Corporation*	9,000	558,810
Nash Finch Co.	22,900	650,818
PetMed Express, Inc.Δ	94,000	1,163,720
Ruddick CorporationΔ	20,600	826,060
Smart Balance, Inc.*	19,000	125,590
United Natural Foods, Inc.Δ*	33,100	1,544,446

		14,285,847

Energy — 4.9%
American Standard Energy
Corporation@*	158,702	372,950
Approach Resources, Inc.*	12,500	461,875
Carrizo Oil & Gas, Inc.Δ*	20,100	568,026
Dril-Quip, Inc.Δ*	12,300	799,746
Gulfport Energy Corporation*	23,000	669,760
Helix Energy Solutions Group, Inc.*	58,900	1,048,420
Hornbeck Offshore Services, Inc.Δ*	38,700	1,626,561
Key Energy Services, Inc.*	80,200	1,239,090
Matador Resources Co.*	42,200	462,090
Newpark Resources, Inc.Δ*	68,200	558,558
Oasis Petroleum, Inc.Δ*	44,996	1,387,227
Patterson-UTI Energy, Inc.	37,300	644,917
Rex Energy CorporationΔ*	40,310	430,511
Rosetta Resources, Inc.Δ*	27,050	1,318,958
Sanchez Energy Corporation*	21,200	475,940
Sunoco, Inc.Δ	37,500	1,430,625
Superior Energy Services, Inc.*	56,235	1,482,354
Swift Energy Co.Δ*	42,300	1,227,969
Tesoro Corporation*	75,800	2,034,472
Vaalco Energy, Inc.Δ*	114,400	1,081,080
Western Refining, Inc.	58,300	1,097,206

94	See Notes to Schedules of Investments.

	Shares	Value
World Fuel Services CorporationΔ	57,800	$2,369,800

		22,788,135

Financial Services — 18.8%
Advance America Cash Advance Centers, Inc.Δ	63,300	664,017
Allied World Assurance Company Holdings AG	21,000	1,442,070
American Campus Communities, Inc. REITΔ	30,700	1,372,904
American Equity Investment Life Holding Co.Δ	134,300	1,715,011
American Financial Group, Inc.	42,200	1,628,076
Amtrust Financial Services, Inc.Δ	42,600	1,145,088
Assurant, Inc.	51,300	2,077,650
Boston Private Financial Holdings, Inc.Δ	81,500	807,665
Brown & Brown, Inc.	11,000	261,580
CapitalSource, Inc.	216,100	1,426,260
Capitol Federal Financial, Inc.	24,600	291,756
Cardtronics, Inc.Δ*	114,100	2,995,125
Cathay General BancorpΔ	40,500	716,850
Chemical Financial CorporationΔ	40,500	949,320
Citizens Republic Bancorp, Inc.*	15,300	238,833
Columbia Banking System, Inc.Δ	55,700	1,268,846
Comerica, Inc.	36,500	1,181,140
CommonWealth REIT	83,500	1,554,770
Duff & Phelps CorporationΔ	49,000	761,460
East West Bancorp, Inc.	47,700	1,101,393
Encore Capital Group, Inc.Δ*	38,600	870,430
Euronet Worldwide, Inc.Δ*	22,300	465,847
Evercore Partners, Inc. Class AΔ	22,600	656,982
EZCORP, Inc. Class AΔ*	23,700	769,183
First Citizens BancShares, Inc. Class A	6,600	1,205,754
First Republic Bank*	31,200	1,027,728
FleetCor Technologies, Inc.*	35,900	1,391,843
Global Payments, Inc.+	35,300	1,675,691
Heartland Payment Systems, Inc.	46,500	1,341,060
Higher One Holdings, Inc.Δ*	57,200	855,140
Hospitality Properties Trust REIT	82,200	2,175,834
Huntington Bancshares, Inc.	300,300	1,936,935
IBERIABANK CorporationΔ	17,800	951,766
Inland Real Estate Corporation REITΔ	79,700	706,939
Interactive Brokers Group, Inc. Class A	104,000	1,768,000
International Bancshares CorporationΔ	92,200	1,950,030
Jack Henry & Associates, Inc.	39,000	1,330,680
Jones Lang LaSalle, Inc.Δ	38,300	3,190,773
LaSalle Hotel Properties REITΔ	25,400	714,756
Lincoln National CorporationΔ	32,700	861,972
MarketAxess Holdings, Inc.	20,912	779,808
Mid-America Apartment Communities, Inc. REIT	21,700	1,454,551
NASDAQ OMX Group, Inc. (The)*	43,900	1,137,010
National Health Investors, Inc. REITΔ	24,300	1,185,354
NBH Holdings Corporation PIPE+@	30,300	515,100
Nelnet, Inc. Class AΔ	25,200	652,932
Netspend Holdings, Inc.Δ*	45,900	356,184
Ocwen Financial Corporation*	97,700	1,527,051
Pacwest BancorpΔ	98,200	2,386,260
Pebblebrook Hotel Trust REIT	58,300	1,316,414
Pennsylvania Real Estate Investment Trust REIT	46,100	703,947
Portfolio Recovery Associates, Inc.*	27,400	1,965,128
Post Properties, Inc. REITΔ	27,000	1,265,220
PrivateBancorp, Inc.	18,000	273,060
Prosperity Bancshares, Inc.Δ	12,972	594,118
Protective Life CorporationΔ	26,400	781,968
PS Business Parks, Inc. REITΔ	31,300	2,051,402
Regions Financial Corporation	276,400	1,821,476
Reinsurance Group of America, Inc.	39,200	2,331,224
Republic Bancorp, Inc. Class AΔ	27,600	660,192
Retail Opportunity Investments Corporation REITΔ	69,100	831,964
RLI CorporationΔ	16,400	1,174,896
Safety Insurance Group, Inc.Δ	16,900	703,716
SCBT Financial CorporationΔ	12,000	392,520
Signature Bank*	18,440	1,162,458
StanCorp Financial Group, Inc.Δ	18,000	736,920
Stifel Financial CorporationΔ*	42,000	1,589,280
Texas Capital Bancshares, Inc.Δ*	7,700	266,574
Tower Group, Inc.Δ	42,700	957,761
Urstadt Biddle Properties, Inc. Class A REITΔ	37,200	734,328
Washington Federal, Inc.	84,300	1,417,926
Webster Financial CorporationΔ	42,900	972,543
Wintrust Financial CorporationΔ	29,600	1,059,384
Wright Express Corporation*	30,600	1,980,738

		87,186,564

Healthcare — 7.9%
Air Methods CorporationΔ*	9,000	785,250
Align Technology, Inc.Δ*	29,000	798,950
AVANIR Pharmaceuticals, Inc.Δ*	103,400	353,628
BioMarin Pharmaceuticals, Inc.Δ*	18,400	630,200
Bio-Rad Laboratories, Inc. Class A*	5,400	559,926
Brookdale Senior Living, Inc.*	45,900	859,248
Catalyst Health Solutions, Inc.Δ*	42,200	2,689,406
Centene CorporationΔ*	14,400	705,168
Community Health Systems, Inc.*	42,500	945,200
Cooper Cos., Inc. (The)	15,066	1,231,043
Covance, Inc.*	15,300	728,739
Cubist Pharmaceuticals, Inc.Δ*	18,034	779,970
Endologix, Inc.*	35,497	520,031
ExamWorks Group, Inc.Δ*	26,100	324,162
Five Star Quality Care, Inc.+*	2,086	—
Haemonetics CorporationΔ*	15,500	1,080,040

See Notes to Schedules of Investments.	95

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Hanger Orthopedic Group, Inc.*	40,800	$891,888
Health Net, Inc.*	50,900	2,021,748
Hill-Rom Holdings, Inc.Δ	39,400	1,316,354
HMS Holdings Corporation*	14,217	443,713
Incyte Corporation, Ltd.Δ*	34,300	661,990
IPC The Hospitalist Co., Inc.Δ*	65,400	2,413,914
Magellan Health Services, Inc.Δ*	30,600	1,493,586
MAKO Surgical CorporationΔ*	14,978	631,323
Masimo CorporationΔ*	27,200	635,936
Mednax, Inc.Δ*	15,200	1,130,424
Myriad Genetics, Inc.*	53,100	1,256,346
PAREXEL International CorporationΔ*	32,700	881,919
PDL BioPharma, Inc.Δ	228,900	1,453,515
Providence Service Corporation (The)*	37,200	576,972
Salix Pharmaceuticals, Ltd.Δ*	7,100	372,750
Sirona Dental Systems, Inc.Δ*	21,500	1,108,110
Sun Healthcare Group, Inc.Δ*	121,100	828,324
SXC Health Solutions Corporation*	14,350	1,075,676
Thoratec Corporation*	50,400	1,698,984
United Therapeutics Corporation*	17,500	824,775
Volcano CorporationΔ*	29,400	833,490
WellCare Health Plans, Inc.Δ*	11,700	840,996

		36,383,694

Materials & Processing — 4.4%
A. Schulman, Inc.	69,500	1,877,890
Acuity Brands, Inc.Δ	4,500	282,735
Airgas, Inc.	9,700	863,009
Allied Nevada Gold CorporationΔ*	16,722	543,967
Beacon Roofing Supply, Inc.Δ*	15,900	409,584
Buckeye Technologies, Inc.Δ	20,400	692,988
Chemtura Corporation*	35,100	595,998
Coeur d’Alene Mines Corporation*	26,100	619,614
Cytec Industries, Inc.	16,400	996,956
Eagle Materials, Inc.	23,900	830,525
Eastman Chemical Co.	17,700	914,913
Greif, Inc. Class AΔ	26,900	1,504,248
H.B. Fuller Co.	28,100	922,523
Haynes International, Inc.Δ	7,778	492,736
Huntsman Corporation	41,400	580,014
Innospec, Inc.*	21,400	650,132
Kronos Worldwide, Inc.Δ	50,500	1,259,470
Neenah Paper, Inc.	20,300	603,722
PH Glatfelter Co.Δ	40,400	637,512
RBC Bearings, Inc.Δ*	11,200	516,656
Reliance Steel & Aluminum Co.Δ	24,400	1,378,112
Sensient Technologies CorporationΔ	35,800	1,360,400
Timken Co.	30,400	1,542,496
Westlake Chemical CorporationΔ	7,172	464,674

		20,540,874

Producer Durables — 14.1%
A.O. Smith CorporationΔ	54,747	2,460,878
Advisory Board Co. (The)Δ*	15,900	1,409,058
AGCO Corporation*	14,200	670,382
Alaska Air Group, Inc.Δ*	18,800	673,416
Albany International Corporation Class AΔ	57,300	1,315,035
Allegiant Travel Co.Δ*	14,900	812,050
Alliant Techsystems, Inc.Δ	27,900	1,398,348
Angie’s List, Inc.Δ*	15,600	294,684
Applied Industrial Technologies, Inc.Δ	23,900	983,007
Astec Industries, Inc.Δ*	16,600	605,568
BE Aerospace, Inc.*	17,900	831,813
Chart Industries, Inc.Δ*	20,100	1,473,933
Clean Harbors, Inc.Δ*	34,200	2,302,686
Colfax Corporation*	15,800	556,792
Columbus McKinnon CorporationΔ*	36,700	597,843
Corporate Executive Board Co. (The)Δ	28,400	1,221,484
CoStar Group, Inc.*	25,500	1,760,775
Darling International, Inc.*	47,800	832,676
Dycom Industries, Inc.*	28,500	665,760
EMCOR Group, Inc.	30,100	834,372
Esterline Technologies CorporationΔ*	18,400	1,314,864
ExlService Holdings, Inc.Δ*	45,600	1,251,264
FARO Technologies, Inc.Δ*	8,100	472,473
FTI Consulting, Inc.Δ*	12,000	450,240
Generac Holdings, Inc.*	23,000	564,650
General Cable CorporationΔ*	16,600	482,728
Genesee & Wyoming, Inc. Class AΔ*	41,150	2,245,967
Gulfmark Offshore, Inc. Class AΔ*	25,300	1,162,788
Healthcare Services Group, Inc.Δ	49,150	1,045,421
HEICO Corporation Class AΔ	24,849	1,133,606
Herman Miller, Inc.Δ	56,600	1,299,536
Huron Consulting Group, Inc.Δ*	9,200	345,552
IDEX Corporation	31,111	1,310,706
Itron, Inc.Δ*	22,200	1,008,102
Kaman CorporationΔ	27,400	930,230
KBR, Inc.	56,000	1,990,800
Kennametal, Inc.Δ	18,100	805,993
Liquidity Services, Inc.*	18,630	834,624
MAXIMUS, Inc.Δ	22,800	927,276
McGrath RentCorpΔ	27,800	892,658
Middleby CorporationΔ*	17,000	1,720,060
NACCO Industries, Inc. Class AΔ	11,700	1,361,529
National Instruments CorporationΔ	28,200	804,264
Old Dominion Freight Line, Inc.Δ*	20,000	953,400
On Assignment, Inc.Δ*	87,000	1,519,890
Orbital Sciences Corporation*	52,600	691,690
Oshkosh Corporation*	49,300	1,142,281
OSI Systems, Inc.Δ*	10,117	620,172
Resources Connection, Inc.Δ	52,300	734,815
Robbins & Myers, Inc.	28,000	1,457,400
RPX Corporation*	8,700	147,552
Ryder System, Inc.	14,400	760,320
Standard Parking CorporationΔ*	34,600	709,300
Titan Machinery, Inc.*	17,900	504,780

96	See Notes to Schedules of Investments.

	Shares	Value
Toro Co. (The)	28,200	$2,005,302
TransDigm Group, Inc.*	8,900	1,030,264
Triumph Group, Inc.Δ	41,500	2,600,390
United Rentals, Inc.Δ*	22,600	969,314
URS Corporation	29,600	1,258,592
US Airways Group, Inc.Δ*	43,795	332,404
Watts Water Technologies, Inc.Δ	23,600	961,700
WESCO International, Inc.Δ*	14,200	927,402

		65,382,859

Technology — 12.5%
ACI Worldwide, Inc.*	7,000	281,890
Active Network, Inc. (The)*	12,900	217,107
Amdocs, Ltd.*	38,000	1,200,040
Anixter International, Inc.*	22,400	1,624,672
Avnet, Inc.*	44,000	1,601,160
Bankrate, Inc.Δ*	33,500	829,125
Bottomline Technologies, Inc.Δ*	63,600	1,776,984
BroadSoft, Inc.Δ*	18,000	688,500
CACI International, Inc. Class AΔ*	30,500	1,899,845
Cadence Design Systems, Inc.*	117,700	1,393,568
Cognex CorporationΔ	20,300	859,908
CommVault Systems, Inc.Δ*	44,000	2,184,160
Cree, Inc.Δ*	14,300	452,309
Cymer, Inc.Δ*	10,500	525,000
Cypress Semiconductor CorporationΔ*	83,500	1,305,105
DealerTrack Holdings, Inc.Δ*	50,000	1,513,000
DigitalGlobe, Inc.Δ*	36,900	492,246
Ebix, Inc.Δ	42,300	979,668
Hittite Microwave CorporationΔ*	14,700	798,357
IAC/InterActiveCorpΔ	23,100	1,133,979
Informatica Corporation*	23,500	1,243,150
Ingram Micro, Inc. Class A*	56,700	1,052,352
Inphi Corporation*	23,500	333,230
IPG Photonics CorporationΔ*	8,495	442,165
JDS Uniphase Corporation*	39,400	570,906
Kenexa CorporationΔ*	10,700	334,268
Lattice Semiconductor Corporation*	49,300	316,999
LSI Corporation*	215,400	1,869,672
Monotype Imaging Holdings, Inc.*	43,500	648,150
NeuStar, Inc. Class AΔ*	26,500	987,125
NIC, Inc.Δ*	136,100	1,650,893
Novellus Systems, Inc.*	16,700	833,497
Plexus Corporation*	17,535	613,550
Polycom, Inc.*	78,500	1,496,995
Power Intergrations, Inc.Δ	21,600	801,792
Quest Software, Inc.*	30,700	714,389
RealPage, Inc.*	31,200	598,104
Saba Software, Inc.Δ*	45,600	447,336
Sanmina-SCI Corporation*	54,000	618,300
SBA Communications Corporation Class AΔ*	10,000	508,100
Scansource, Inc.Δ*	39,100	1,459,212
Semtech CorporationΔ*	62,567	1,780,657
Silicon Laboratories, Inc.Δ*	27,000	1,161,000
Solera Holdings, Inc.Δ	37,700	1,730,053
SS&C Technologies Holdings, Inc.*	118,000	2,752,940
SYNNEX CorporationΔ*	19,800	755,172
Take-Two Interactive Software, Inc.Δ*	44,100	678,478
Tangoe, Inc.*	17,500	329,175
Tech Data Corporation*	23,000	1,247,980
Ultimate Software Group, Inc.Δ*	30,000	2,198,400
Ultratech, Inc.*	16,698	483,908
Unisys CorporationΔ*	66,700	1,315,324
United Online, Inc.Δ	293,500	1,435,215
Universal Display CorporationΔ*	10,725	391,784
VeriFone Systems, Inc.Δ*	6,574	340,993
Viasat, Inc.Δ*	9,000	433,890
Vocera Communications, Inc.*	23,000	538,200
Volterra Semiconductor Corporation*	26,000	894,790

		57,764,767

Utilities — 3.9%
Alliant Energy Corporation	42,000	1,819,440
American Water Works Co., Inc.	52,600	1,789,978
Atmos Energy CorporationΔ	20,500	644,930
Cbeyond, Inc.Δ*	96,500	772,000
CMS Energy Corporation	27,200	598,400
El Paso Electric Co.	17,700	575,073
General Communication, Inc. Class AΔ*	52,400	456,928
j2 Global Communications, Inc. Δ	34,800	998,064
Lumos Networks CorporationΔ	30,350	326,566
Neutral Tandem, Inc.Δ*	92,300	1,125,137
NTELOS Holdings CorporationΔ	23,650	489,555
NV Energy, Inc.	98,200	1,582,984
OGE Energy CorporationΔ	30,100	1,610,350
Pinnacle West Capital Corporation	35,700	1,710,030
PNM Resources, Inc.Δ	76,500	1,399,950
Portland General Electric Co.Δ	51,600	1,288,968
Vectren Corporation	23,700	688,722

		17,877,075

Total Common Stocks (Cost $312,178,982)		378,799,389

FOREIGN COMMON STOCKS — 5.1%
Argentina — 0.1%
MercadoLibre, Inc.	3,800	371,602

Bermuda — 1.0%
Assured Guaranty, Ltd.	51,300	847,476
Maiden Holdings, Ltd.Δ	134,400	1,209,600
Montpelier Re Holdings, Ltd.	90,500	1,748,460
Nabors Industries, Ltd.*	35,800	626,142

		4,431,678

British Virgin Islands — 0.2%
UTi Worldwide, Inc.Δ	61,300	1,056,199

Canada — 0.8%
Domtar CorporationΔ	16,000	1,526,080
Gran Tierra Energy, Inc.*	170,700	1,073,703
Lone Pine Resources, Inc.*	87,400	568,100
Westport Innovations, Inc.Δ*	14,100	576,972

		3,744,855

See Notes to Schedules of Investments.	97

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Cayman Islands — 0.1%
Home Loan Servicing Solutions, Ltd.Δ	32,700	$455,838

China — 0.1%
Lihua International, Inc.Δ*	87,600	503,700

Greece — 0.1%
Aegean Marine Petroleum Network, Inc.Δ	92,500	639,175

Israel — 0.4%
Allot Communications, Ltd.*	27,600	641,700
EZchip Semiconductor, Ltd.Δ*	6,500	281,645
Mellanox Technologies, Ltd.*	6,700	280,261
SodaStream International, Ltd.Δ*	13,600	458,048

		1,661,654

Luxembourg — 0.2%
Altisource Portfolio Solutions SA*	17,900	1,085,456

Netherlands — 0.4%
Chicago Bridge & Iron Co. NV	41,000	1,770,790

Panama — 0.3%
Banco Latinoamericano de Commercio Exterior SA, Class EΔ	60,600	1,279,266

Puerto Rico — 0.3%
Popular, Inc.*	274,500	562,725
Triple-S Management Corporation Class BΔ*	26,200	605,220

		1,167,945

South Africa — 0.1%
Net 1 UEPS Technologies, Inc.*	72,100	651,784

Switzerland — 0.5%
Foster Wheeler AG*	104,100	2,369,316

Taiwan — 0.1%
Silicon Motion Technology Corporation ADRΔ*	24,200	468,754

United Kingdom — 0.4%
Xyratex, Ltd.Δ	120,200	1,912,382

Total Foreign Common Stocks (Cost $21,989,793)		23,570,394

RIGHTS/WARRANTS — 0.0%
Asen Warrants A+	25,000	14,250
Asen Warrants B+	25,000	9,000
Asen Warrants C+	25,000	26,750

Total Rights/Warrants (Cost $0)		50,000

MONEY MARKET FUNDS — 35.5%
GuideStone Money Market Fund (GS4 Class)¥	19,696,786	19,696,786
Northern Institutional Liquid Assets Portfolio§	144,675,569	144,675,569

Total Money Market Funds (Cost $164,372,355)		164,372,355

	Par
AGENCY OBLIGATIONS — 0.4%
Federal Home Loan Bank
3.63%, 10/18/13Δ	$30,000	31,516
5.50%, 07/15/36	120,000	151,096

	Par	Value
Federal Home Loan Mortgage Corporation
1.35%, 04/29/14	$30,000	$30,586
6.75%, 03/15/31	120,000	173,274
Federal National Mortgage Association
5.25%, 08/01/12	110,000	111,762
0.38%, 12/28/12	150,000	150,288
5.00%, 02/13/17	230,000	270,987
3.45%, 10/09/19	480,000	371,881
6.25%, 05/15/29Δ	110,000	149,736
Tennessee Valley Authority
3.88%, 02/15/21Δ	110,000	123,042
5.25%, 09/15/39	50,000	60,185
4.63%, 09/15/60	80,000	87,760

Total Agency Obligations (Cost $1,602,220)		1,712,113

ASSET-BACKED SECURITIES — 0.3%
Ameriquest Mortgage Securities, Inc.
0.59%, 04/25/34†	39,891	32,402
Asset Backed Securities Corporation Home Equity
1.22%, 12/15/33†	28,312	21,436
Avis Budget Rental Car Funding AESOP LLC
2.80%, 05/20/18 144A	25,000	24,980
Bear Stearns Asset-Backed Securities Trust
1.14%, 10/27/32†	10,235	8,658
0.69%, 12/25/33†	160,993	134,355
Education Funding Capital Trust I
2.43%, 12/15/42†	100,000	90,978
1.99%, 06/15/43†	100,000	87,000
1.52%, 06/15/43†	100,000	85,004
EMC Mortgage Loan Trust
0.89%, 02/25/41 144A†	50,406	41,547
Greenpoint Manufactured Housing
3.01%, 03/18/29†	75,000	58,411
3.73%, 06/19/29†	50,000	36,085
3.75%, 02/20/30†	50,000	36,309
2.25%, 11/22/31†	49,583	41,639
GSAA Trust
0.51%, 07/25/37†	200,000	135,587
Hertz Vehicle Financing LLC
5.29%, 03/25/16 144A	90,000	98,632
KeyCorporation Student Loan Trust
0.82%, 10/25/32†	57,810	53,958
Lehman XS Trust
0.54%, 11/25/35†	187,794	127,993
0.54%, 12/25/35†	97,120	29,176
MASTR Specialized Loan Trust
0.59%, 05/25/37 144A†	198,402	84,208
Option One Mortgage Loan Trust
1.04%, 11/25/32†	17,927	13,877
Renaissance Home Equity Loan Trust
1.10%, 06/25/33†	22,313	17,556
Securitized Asset-Backed Receivables LLC
0.47%, 02/25/37†	214,182	74,829

98	See Notes to Schedules of Investments.

	Par	Value
SLM Student Loan Trust
0.73%, 07/25/23†	$100,000	$97,780
0.90%, 09/16/24†	100,000	90,630
1.22%, 03/15/33 144A†	90,375	86,312

Total Asset-Backed Securities (Cost $2,041,941)		1,609,342

CORPORATE BONDS — 2.3%
AES Corporation
7.75%, 10/15/15Δ	30,000	33,600
8.00%, 06/01/20Δ	190,000	218,975
Ally Financial, Inc.
1.75%, 10/30/12	100,000	100,901
American Express Co.
6.80%, 09/01/66†	150,000	153,563
American International Group, Inc.
5.85%, 01/16/18	180,000	196,234
6.40%, 12/15/20Δ	30,000	34,010
Amgen, Inc.
3.88%, 11/15/21	150,000	153,900
Apache Corporation
5.63%, 01/15/17	110,000	129,480
Arch Coal, Inc.
7.00%, 06/15/19 144AΔ	70,000	64,925
Aristotle Holding, Inc.
3.50%, 11/15/16 144A	150,000	156,849
AT&T, Inc.
5.50%, 02/01/18	160,000	188,742
3.88%, 08/15/21	30,000	31,794
6.30%, 01/15/38	60,000	70,760
BAC Capital Trust XIV
4.00%, 09/20/49†	10,000	7,063
Baker Hughes, Inc.
7.50%, 11/15/18	60,000	79,268
Bank of America Corporation
5.42%, 03/15/17	60,000	61,415
3.88%, 03/22/17	20,000	20,133
5.75%, 12/01/17	190,000	204,020
5.00%, 05/13/21Δ	50,000	50,168
Boeing Capital Corporation
4.70%, 10/27/19	40,000	46,290
Boeing Co.
4.88%, 02/15/20Δ	60,000	70,946
Calpine Corporation
7.88%, 01/15/23 144AΔ	80,000	86,800
Caterpillar Financial Services Corporation
6.20%, 09/30/13	110,000	119,249
CCO Holdings LLC
7.00%, 01/15/19	70,000	74,550
6.50%, 04/30/21Δ	10,000	10,400
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	60,000	82,492
Citigroup, Inc.
6.00%, 12/13/13	110,000	116,592
6.38%, 08/12/14	30,000	32,568
5.00%, 09/15/14	170,000	176,158
5.50%, 10/15/14	50,000	53,677
3.95%, 06/15/16Δ	70,000	72,005
5.38%, 08/09/20Δ	50,000	53,795
6.88%, 03/05/38	60,000	69,501
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	30,000	43,571
Comcast Corporation
6.50%, 01/15/17	120,000	143,728
5.15%, 03/01/20	20,000	23,048
5.65%, 06/15/35	10,000	10,961
Community Health Systems, Inc.
8.88%, 07/15/15Δ	15,000	15,563
Concho Resources Inc.
6.50%, 01/15/22	33,000	34,980
ConocoPhillips Holding Co.
6.95%, 04/15/29	60,000	80,829
Consol Energy, Inc.
6.38%, 03/01/21 144AΔ	50,000	48,000
Countrywide Financial Corporation
6.25%, 05/15/16Δ	50,000	52,150
CVS Caremark Corporation
6.60%, 03/15/19	130,000	160,591
CVS Pass-Through Trust
9.35%, 01/10/23 144A	100,000	105,283
6.94%, 01/10/30	63,493	73,263
Devon Energy Corporation
5.60%, 07/15/41	90,000	101,651
Dominion Resources, Inc.
5.70%, 09/17/12	120,000	122,738
Duke Energy Carolinas LLC
5.63%, 11/30/12	130,000	134,315
Ecolab, Inc.
4.35%, 12/08/21	20,000	21,244
Energy Future Intermediate Holding Co., LLC
10.00%, 12/01/20	270,000	295,650
Enterprise Products Operating LLC
6.30%, 09/15/17	170,000	200,645
6.13%, 10/15/39	10,000	11,301
5.70%, 02/15/42Δ	20,000	21,705
Farmer Mac Guaranteed Notes Trust
5.13%, 04/19/17 144A	250,000	294,064
FirstEnergy Corporation
7.38%, 11/15/31	130,000	160,489
Ford Motor Credit Co., LLC
12.00%, 05/15/15	140,000	173,950
Freeport-McMoRan Copper & Gold, Inc.
3.55%, 03/01/22	80,000	76,992
Fresenius Medical Care US Finance, Inc.
6.88%, 07/15/17	40,000	43,950
General Electric Capital Corporation
6.00%, 08/07/19	260,000	304,078
4.63%, 01/07/21Δ	30,000	32,075
5.30%, 02/11/21Δ	110,000	119,346
6.38%, 11/15/67	130,000	132,925
Goldman Sachs Capital II
5.79%, 06/01/43†Δ	10,000	6,913
Goldman Sachs Group, Inc.
3.63%, 08/01/12Δ	20,000	20,177

See Notes to Schedules of Investments.	99

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
5.45%, 11/01/12Δ	$20,000	$20,459
5.25%, 10/15/13	20,000	20,943
5.95%, 01/18/18	100,000	107,854
5.38%, 03/15/20	60,000	61,093
6.00%, 06/15/20	40,000	42,156
5.25%, 07/27/21	10,000	9,917
6.25%, 02/01/41	130,000	128,819
Hess Corporation
8.13%, 02/15/19Δ	90,000	116,388
7.30%, 08/15/31	40,000	51,045
HSBC Finance Corporation
6.68%, 01/15/21	240,000	256,612
Humana, Inc.
7.20%, 06/15/18Δ	60,000	71,983
International Lease Finance Corporation
6.50%, 09/01/14 144AΔ	30,000	31,838
6.75%, 09/01/16 144AΔ	150,000	161,438
JPMorgan Chase & Co.
6.13%, 06/27/17Δ	200,000	228,507
4.40%, 07/22/20	60,000	62,353
4.25%, 10/15/20Δ	100,000	102,569
4.35%, 08/15/21	10,000	10,237
Kerr-McGee Corporation
6.95%, 07/01/24	120,000	145,243
Kinder Morgan Energy Partners LP
6.00%, 02/01/17	70,000	80,769
Kraft Foods, Inc.
5.38%, 02/10/20	110,000	127,372
Lehman Escrow Bonds
0.00%, 03/01/42	120,000	—
0.00%, 08/19/45	50,000	—
0.00%, 07/19/47	160,000	—
0.00%, 11/30/49	10,000	—
MarkWest Energy Partners LP
6.25%, 06/15/22	10,000	10,550
Medtronic, Inc.
4.45%, 03/15/20	40,000	45,119
Merrill Lynch & Co., Inc.
5.45%, 02/05/13	220,000	226,265
MetLife, Inc.
6.75%, 06/01/16	50,000	59,458
6.40%, 12/15/66	120,000	118,200
Morgan Stanley
4.75%, 03/22/17Δ	10,000	10,014
Noble Energy, Inc.
4.15%, 12/15/21	90,000	92,170
Occidental Petroleum Corporation
3.13%, 02/15/22	50,000	50,548
Pacific Gas & Electric Co.
5.63%, 11/30/17	30,000	35,704
6.05%, 03/01/34	90,000	109,759
Pemex Project Funding Master Trust
6.63%, 06/15/35	90,000	103,500
PepsiCo, Inc.
7.90%, 11/01/18	13,000	17,497
Pfizer, Inc.
6.20%, 03/15/19	70,000	87,726
Raytheon Co.
3.13%, 10/15/20	30,000	30,591
Reed Elsevier Capital, Inc.
8.63%, 01/15/19	80,000	100,999
Regency Energy Partners LP
6.50%, 07/15/21	42,000	44,730
Roche Holdings, Inc.
6.00%, 03/01/19 144AΔ	90,000	109,914
Safeway, Inc.
3.95%, 08/15/20Δ	30,000	29,803
4.75%, 12/01/21	140,000	145,008
SESI LLC
7.13%, 12/15/21 144A	10,000	10,850
Sprint Capital Corporation
6.90%, 05/01/19Δ	100,000	87,000
State Street Corporation
4.96%, 03/15/18	100,000	104,561
Teachers Insurance & Annuity Association of America
6.85%, 12/16/39 144A	60,000	74,563
Thermo Fisher Scientific, Inc.
3.60%, 08/15/21	20,000	21,152
Time Warner Cable, Inc.
6.75%, 07/01/18Δ	110,000	134,387
4.13%, 02/15/21	10,000	10,408
5.88%, 11/15/40	80,000	86,507
Time Warner, Inc.
4.70%, 01/15/21	30,000	32,835
6.25%, 03/29/41	10,000	11,467
United Parcel Service, Inc.
4.50%, 01/15/13	50,000	51,595
UnitedHealth Group, Inc.
4.88%, 02/15/13	100,000	103,630
Verizon Communications, Inc.
3.50%, 11/01/21	30,000	30,754
6.00%, 04/01/41	50,000	59,446
Wachovia Corporation
5.63%, 10/15/16	270,000	301,303
Waste Management, Inc.
7.38%, 05/15/29	20,000	25,913
WellPoint, Inc.
5.88%, 06/15/17	110,000	128,586
Wells Fargo & Co.
3.68%, 06/15/16 STEP	50,000	53,448
4.60%, 04/01/21	10,000	10,744
Williams Cos., Inc.
7.88%, 09/01/21	24,000	29,961
7.50%, 01/15/31	15,000	18,051
7.75%, 06/15/31	24,000	29,316
8.75%, 03/15/32	5,000	6,609
Williams Partners LP
5.25%, 03/15/20	20,000	22,084
WPX Energy, Inc.
6.00%, 01/15/22 144AΔ	20,000	20,100
Wyeth
5.95%, 04/01/37	10,000	12,714

Total Corporate Bonds (Cost $9,974,520)		10,830,132

FOREIGN BONDS — 0.8%
Australia — 0.1%
BHP Billiton Finance (USA) Ltd.
6.50%, 04/01/19Δ	110,000	136,605
BHP Billiton Finance USA Ltd.
3.25%, 11/21/21	10,000	10,113

100	See Notes to Schedules of Investments.

	Par	Value
Commonwealth Bank of Australia
3.75%, 10/15/14 144A	60,000	62,916
5.00%, 10/15/19 144A	20,000	21,638
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/19	180,000	243,542

		474,814

Canada — 0.1%
Anadarko Finance Co.
7.50%, 05/01/31Δ	60,000	74,325
Barrick Gold Corporation
6.95%, 04/01/19	100,000	122,113
Potash Corporation of Saskatchewan, Inc.
4.88%, 03/30/20	20,000	22,642

		219,080

Cayman Islands — 0.1%
Petrobras International
Finance Co.
3.88%, 01/27/16	50,000	52,880
6.13%, 10/06/16	40,000	45,440
5.75%, 01/20/20Δ	32,000	35,610
5.38%, 01/27/21	150,000	162,261
Resona Preferred Global Securities Cayman, Ltd.
7.19%, 12/29/49 144A†Δ	60,000	62,746
Vale Overseas, Ltd.
4.38%, 01/11/22	195,000	196,842
6.88%, 11/21/36	60,000	69,890

		625,669

Chile — 0.0%
Celulosa Arauco y Constitucion SA
4.75%, 01/11/22 144A	40,000	41,146

France — 0.0%
Credit Agricole SA
8.38%, 10/29/49 144A†Δ	120,000	112,200

Iceland — 0.0%
Glitnir Banki HF
6.69%, 06/15/16+ 144A#	130,000	1
Kaupthing Bank HF
7.63%, 02/28/15 144A#@	310,000	83,700

		83,701

India — 0.0%
ICICI Bank, Ltd.
6.38%, 04/30/22 144A†	110,000	105,050

Japan — 0.1%
Japan Finance Cooperation
2.88%, 02/02/15Δ	200,000	211,101
Japan Finance Organization for Municipalities
4.00%, 01/13/21	100,000	111,090
Sumitomo Mitsui Banking Corporation
3.15%, 07/22/15 144A	100,000	104,203

		426,394

Jersey — 0.0%
UBM PLC
5.75%, 11/03/20 144A	30,000	29,713

Mexico — 0.1%
America Movil SAB de CV
5.63%, 11/15/17Δ	$30,000	$35,229
Mexican Bonos
8.00%, 06/11/20(M)	2,100,000	185,931
Mexico Government International Bond
6.75%, 09/27/34	40,000	51,600
6.05%, 01/11/40	10,000	12,100

		284,860

Netherlands — 0.1%
Cooperatieve Centrale
Raiffeisen-Boerenleenbank BA
3.38%, 01/19/17Δ	170,000	173,989
Deutsche Telekom International Finance BV
5.75%, 03/23/16	75,000	84,771
Shell International Finance BV
4.38%, 03/25/20	90,000	103,162

		361,922

Spain — 0.1%
BBVA US Senior SAU
3.25%, 05/16/14	100,000	99,748
Santander US Debt SA Unipersonal
3.72%, 01/20/15 144A	100,000	97,693
Telefonica Emisiones SAU
5.88%, 07/15/19Δ	30,000	30,501

		227,942

United Kingdom — 0.1%
BP Capital Markets PLC
5.25%, 11/07/13	90,000	96,212
3.88%, 03/10/15	30,000	32,197
3.56%, 11/01/21	10,000	10,304
Lloyds TSB Bank PLC
6.38%, 01/21/21	50,000	53,761
Royal Bank of Scotland PLC
4.88%, 03/16/15Δ	100,000	104,017
3.95%, 09/21/15	50,000	50,596
Royal Bank of Scotland
Group PLC
7.65%, 08/29/49	10,000	8,525
WPP Finance UK
8.00%, 09/15/14	100,000	114,717

		470,329

Total Foreign Bonds (Cost $3,507,648)		3,462,820

MORTGAGE-BACKED SECURITIES — 4.4%
American Home Mortgage Investment Trust
0.94%, 04/25/44†	33,050	24,799
0.53%, 11/25/45†	178,862	118,208
Banc of America Merrill Lynch Commercial Mortgage, Inc.
4.73%, 07/10/43	10,000	10,394
5.42%, 09/10/45†	17,000	18,085
5.63%, 07/10/46	90,000	101,563
Bear Stearns Adjustable Rate Mortgage Trust
2.83%, 02/25/35†	64,804	48,608
2.73%, 08/25/35†	188,703	120,207

See Notes to Schedules of Investments.	101

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Par	Value
Bear Stearns Mortgage Funding Trust
0.45%, 12/25/46†	$195,366	$40,296
Commercial Mortgage Lease-Backed Certificates
6.75%, 06/20/31 144A	186,371	198,841
Countrywide Alternative Loan Trust
0.48%, 07/25/35†	173,502	100,838
0.50%, 07/25/35†	232,655	137,828
Credit Suisse First Boston Mortgage Securities Corporation
6.00%, 10/25/35	104,704	60,510
Federal Home Loan Mortgage Corporation
2.50%, 02/01/26 TBA	200,000	202,625
5.79%, 05/01/37†	11,055	11,603
5.50%, 12/01/38	264,081	287,434
5.50%, 05/13/39 TBA	100,000	108,500
6.00%, 11/01/39	452,422	500,298
3.50%, 05/01/41 TBA	200,000	204,281
4.00%, 05/01/41 TBA	100,000	104,344
Federal Home Loan Mortgage Corporation REMIC
6.00%, 05/15/36	141,783	165,175
Federal National Mortgage Association
2.50%, 04/01/27 TBA	200,000	202,750
3.00%, 04/01/27 TBA	700,000	724,609
2.50%, 05/01/27 TBA	400,000	404,438
4.50%, 05/01/31	87,579	93,246
5.00%, 07/01/33	38,360	41,534
5.00%, 09/01/33	42,512	46,030
2.40%, 09/01/35†	65,424	69,714
5.00%, 10/01/35	79,441	86,014
6.50%, 11/01/37	102,591	115,726
5.50%, 08/01/38	84,788	93,178
7.00%, 02/01/39	278,939	319,735
6.50%, 10/01/39	463,964	517,755
4.50%, 05/01/40 TBA	2,600,000	2,761,281
6.50%, 05/01/40 TBA	100,000	111,938
6.50%, 06/01/40	176,494	197,177
3.50%, 04/01/41 TBA	600,000	629,250
4.00%, 05/01/41 TBA	1,200,000	1,255,500
4.00%, 09/01/41	591,998	621,372
4.00%, 11/01/41	193,102	202,683
7.00%, 02/01/42 TBA	300,000	341,100
9.75%, 05/01/42 TBA	200,000	229,563
Federal National Mortgage Association REMIC
6.50%, 06/25/39	100,000	113,613
19.10%, 10/25/40 IOΩ†	71,579	9,873
14.25%, 12/25/40 IOΩ†	154,376	22,324
15.66%, 07/25/41 IOΩ†	83,995	12,632
5.50%, 07/25/41	104,201	119,536
12.26%, 09/25/41 IO†	193,001	35,185
16.34%, 10/25/41 IOΩ†	278,349	46,467
6.50%, 03/25/42	700,000	822,459
5.50%, 04/25/42	400,000	453,263
FHLMC Multifamily Structured Pass Through Certificates
5.05%, 08/25/18 IOΩ†	259,873	26,937
4.96%, 01/25/20 IOΩ†	216,317	13,734
4.77%, 04/25/20 IOΩ†	727,412	52,571
5.09%, 06/25/20 IOΩ†	671,549	67,207
5.28%, 08/25/20 IOΩ†	207,331	18,208
8.00%, 04/25/21 IOΩ†	527,484	45,628
8.00%, 07/25/21 IOΩ†	209,650	23,796
4.81%, 10/25/21 IOΩ†	184,819	21,022
5.07%, 12/25/21 IOΩ†	110,000	11,313
5.46%, 06/25/46 IOΩ†	277,031	23,814
First Horizon Alternative Mortgage Securities
2.37%, 02/25/36†	150,802	110,086
0.61%, 02/25/37†	71,296	37,901
General Electric Capital Commercial Mortgage Corporation
5.33%, 03/10/44	100,000	110,772
5.54%, 12/10/49	40,000	43,467
Government National Mortgage Association
12.25%, 12/16/36 IOΩ†	88,026	16,738
11.12%, 05/20/37 IOΩ†	96,080	14,986
6.50%, 10/20/37	75,740	86,862
6.00%, 04/01/38 TBA	200,000	225,688
5.50%, 04/21/38 TBA	100,000	111,125
6.00%, 09/20/38	714,080	803,988
12.66%, 11/20/38 IOΩ†	128,115	20,157
6.00%, 04/01/39 TBA	100,000	112,500
5.00%, 10/20/39	137,484	151,579
5.00%, 01/15/40	414,632	461,095
15.87%, 01/20/40 IOΩ†	87,213	14,946
4.50%, 01/20/40	81,600	88,916
5.00%, 04/01/40 TBA	300,000	330,375
4.50%, 05/20/40	85,082	92,711
4.50%, 07/20/40	83,738	91,245
5.00%, 08/20/40	160,248	176,726
15.71%, 09/20/40 IOΩ†	155,382	24,827
6.00%, 10/20/40	80,443	90,872
0.00%, 01/20/41 IOΩ†	81,836	12,937
4.50%, 01/20/41	87,591	95,581
4.50%, 03/20/41	524,503	572,348
4.00%, 04/01/41 TBA	200,000	214,563
3.50%, 04/01/42 TBA	100,000	104,203
1.43%, 11/20/59†	290,574	294,224
1.27%, 05/20/60†	163,066	165,920
0.74%, 01/20/61†	228,419	226,140
0.69%, 02/20/61†	232,958	229,714
0.74%, 03/20/61†	96,928	96,106
Granite Mortgages PLC
1.06%, 07/20/43†	27,661	26,803
Greenpoint Mortgage Funding Trust
0.50%, 10/25/45†	47,814	31,375
GSMPS Mortgage Loan Trust
0.59%, 03/25/35 144A†	30,156	24,651
0.59%, 09/25/35 144A†	90,323	70,816
Harborview Mortgage Loan Trust
0.48%, 06/19/35†	225,468	151,870
Homestar Mortgage Acceptance Corporation
0.69%, 07/25/34†	91,660	86,105
Impac CMB Trust
1.04%, 03/25/33†	15,865	12,815

102	See Notes to Schedules of Investments.

	Par	Value
JPMorgan Chase Commercial Mortgage Securities Corporation
5.44%, 05/15/45	$16,000	$17,137
LB-UBS Commercial Mortgage Trust
5.86%, 07/15/40	40,000	45,239
MASTR Adjustable Rate Mortgages Trust
1.00%, 12/25/46†	249,796	96,784
Merrill Lynch Mortgage Investors, Inc.
5.00%, 05/25/34†	20,630	20,632
Morgan Stanley Capital I
5.69%, 04/15/49	200,000	218,425
RBSSP Resecuritization Trust
3.21%, 12/26/35 144A†	32,315	32,446
Residential Accredit Loans, Inc.
3.12%, 12/26/34†	234,170	153,583
Structured Adjustable Rate Mortgage Loan Trust
2.57%, 11/25/34†	67,588	56,774
Structured Asset Securities Corporation
0.54%, 10/25/27†	21,848	20,277
Washington Mutual Mortgage Pass-Through Certificates
2.46%, 02/25/33†	28,793	27,528
2.45%, 10/25/33†	88,399	88,941
2.45%, 01/25/35†	97,337	94,340
2.28%, 11/25/36†	178,415	125,680
0.56%, 08/25/45†	119,998	98,415
Wells Fargo Mortgage Loan Trust
2.77%, 08/27/35 144A†	84,213	77,080
Wells Fargo Mortgage-Backed Securities Trust
2.70%, 04/25/36†	62,060	47,097
WF-RBS Commercial Mortgage Trust
3.67%, 11/15/44	26,000	27,095

Total Mortgage-Backed Securities (Cost $21,322,053)		20,449,818

MUNICIPAL BONDS — 0.1%
American Municipal Power, Inc., Revenue Bond, Series E
6.27%, 02/15/50	10,000	11,032
Cook County, Build America, General Obligation, Series D
6.23%, 11/15/34	10,000	11,563
Los Angeles Department of Water & Power, Revenue Bond
6.57%, 07/01/45	30,000	40,191
Municipal Electric Authority of Georgia, Revenue Bond, Series B
6.64%, 04/01/57	30,000	33,395
6.66%, 04/01/57	10,000	11,077
Northstar Education Finance, Inc. Revenue Bond
1.47%, 01/29/46†	100,000	80,030
Santa Clara Valley
Transportation Authority, Revenue Bond
5.88%, 04/01/32	50,000	60,470
State of California, General Obligation
7.30%, 10/01/39	50,000	62,655
State of Illinois, General Obligation
5.67%, 03/01/18	50,000	54,588
5.88%, 03/01/19	50,000	55,044
University of California, Revenue Bond, Series AD
4.86%, 05/15/12	50,000	48,977

Total Municipal Bonds (Cost $430,080)		469,022

	Number of Contracts
PURCHASED OPTIONS — 0.0%
Call Option — 0.0%
June 2012 10-Year U.S. Treasury Note Futures, Strike Price $130.00, Expires
05/26/12 (MLCS)	7	109

Put Options — 0.0%
December 2012 90-Day Eurodollar Futures, Strike Price $98.75, Expires
12/15/12 (MLCS)	20	15,625
June 2012 10-Year U.S. Treasury Note Futures, Strike Price $140.00, Expires
05/26/12 (MLCS)	7	24,610

Total Purchased Options (Cost $34,592)		40,344

	Par
U.S. TREASURY OBLIGATIONS — 1.3%
U.S. Treasury Bonds
4.38%, 05/15/41	$40,000	48,094
3.13%, 11/15/41Δ	2,020,000	1,937,938
3.13%, 02/15/42	255,000	244,481

		2,230,513

U.S. Treasury Inflationary Index Bonds
2.00%, 04/15/12	250,000	279,892
1.75%, 01/15/28	100,000	129,299
3.88%, 04/15/29	10,000	21,273

		430,464

U.S. Treasury Notes
1.88%, 02/28/14	50,000	51,461
1.00%, 08/31/16	230,000	231,024
1.00%, 09/30/16	70,000	70,246
0.88%, 02/28/17Δ	10,000	9,931
1.00%, 03/31/17	400,000	399,000
1.25%, 01/31/19	1,730,000	1,694,049
1.38%, 02/28/19Δ	400,000	394,375
2.00%, 11/15/21Δ	30,000	29,538
2.00%, 02/15/22Δ	410,000	402,185

		3,281,809

Total U.S. Treasury Obligations (Cost $6,032,926)		5,942,786

TOTAL INVESTMENTS — 132.0% (Cost $543,487,110)		611,308,515

See Notes to Schedules of Investments.	103

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Number of Contracts	Value
WRITTEN OPTIONS — 0.0%
Call Options — 0.0%
June 2012 10-Year U.S. Treasury Note Futures, Strike Price $132.50, Expires 05/26/12 (MLCS)	(7)	$(1,094)
June 2012 10-Year U.S. Treasury Note Futures, Strike Price $134.00, Expires 05/26/12 (MLCS)	(7)	(437)

		(1,531)

Put Options — 0.0%
December 2012 90-Day Eurodollar Futures, Strike Price $98.25, Expires 12/15/12 (MLCS)	(20)	(7,750)
June 2012 10-Year U.S. Treasury Note Futures, Strike Price $125.00, Expires 05/26/12 (MLCS)	(7)	(110)
June 2012 10-Year U.S. Treasury Note Futures, Strike Price $138.00, Expires 05/26/12 (MLCS)	(7)	(16,625)
June 2012 10-Year U.S. Treasury Note Futures, Strike Price $138.00, Expires 05/26/12 (MLCS)	(7)	(7,000)

		(31,485)

Total Written Options (Premiums received $(34,634))		(33,016)

Liabilities in Excess of Other Assets — (32.0)%		(148,254,529)

NET ASSETS — 100.0%		$463,020,970

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

	%
Money Market Funds	35.5
Financial Services	18.8
Producer Durables	14.1
Technology	12.5
Consumer Discretionary	12.2
Futures Contracts	11.9
Healthcare	7.9
Foreign Common Stocks	5.1
Energy	4.9
Materials & Processing	4.4
Mortgage-Backed Securities	4.4
Utilities	3.9
Consumer Staples	3.1
Corporate Bonds	2.3
U.S. Treasury Obligations	1.3
Foreign Bonds	0.8
Agency Obligations	0.4
Asset-Backed Securities	0.3
Municipal Bonds	0.1
Purchased Options	—	**
Rights/Warrants	—	**
Written Options	—	**
Forward Foreign Currency Contracts	(0.2)

	143.7

**	Rounds to less than 0.005%.

104	See Notes to Schedules of Investments.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Agency Obligations	$1,712,113	$—	$1,712,113	$—
Asset-Backed Securities	1,609,342	—	1,433,360	175,982
Common Stocks	378,799,389	376,608,598	—	2,190,791
Corporate Bonds	10,830,132	—	10,830,132	—
Foreign Common Stocks	23,570,394	23,570,394	—	—
Foreign Bonds	3,462,820	—	3,462,819	1
Money Market Funds	164,372,355	164,372,355	—	—
Mortgage-Backed Securities	20,449,818	—	20,283,898	165,920
Municipal Bonds	469,022	—	388,992	80,030
Purchased Options	40,344	40,344	—	—
Rights/Warrants	50,000	—	—	50,000
U.S. Treasury Obligations	5,942,786	—	5,942,786	—

Total Assets — Investments in Securities	$611,308,515	$564,591,691	$44,054,100	$2,662,724

Other Financial Instruments***
Futures Contracts	$1,160,684	$1,160,684	$—	$—

Total Assets — Other Financial Instruments	$1,160,684	$1,160,684	$—	$—

Liabilities:
Investments in Securities:
Written Options	$(33,016)	$(33,016)	$—	$—

Total Liabilities — Investments in Securities	$(33,016)	$(33,016)	$—	$—

Other Financial Instruments***
Forward Foreign Currency Contracts	$(31,616)	$—	$(31,616)	$—

Total Liabilities — Other Financial Instruments	$(31,616)	$—	$(31,616)	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

Management has determined that the amount of Level 3 assets compared to total net assets is not material; therefore, the reconciliation of Level 3 assets is not shown for the period ending March 31, 2012.

See Notes to Schedules of Investments.	105

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS	March 31, 2012 (Unaudited)

	Par	Value
FOREIGN BOND — 0.0%
Jersey — 0.0%
Magnolia Finance, Ltd.
4.00%, 03/20/16
(Cost $255,691)	$300,000	$286,280

	Shares
FOREIGN COMMON STOCKS — 95.3%
Argentina — 0.2%
Banco Macro SA ADRΔ	11,078	217,240
Cresud SACIF y A ADR	53,934	664,467
Pampa Energia SA ADR	69,307	596,040
Petrobras Argentina SA ADR	68,588	923,194

		2,400,941

Australia — 4.4%
Adelaide Brighton, Ltd.	10,413	31,280
AGL Energy, Ltd.‡‡	8,578	131,062
Alumina, Ltd.	34,920	44,672
Amcor, Ltd.	494,535	3,811,248
AMP, Ltd.	999,085	4,470,782
Ansell, Ltd.	5,302	81,667
APN News & Media, Ltd.	78,845	73,913
Asciano, Ltd.	136,343	692,032
ASX, Ltd.‡‡	2,537	87,248
Australia & New Zealand Banking Group, Ltd.‡‡	29,549	711,950
Bank of Queensland, Ltd.	17,761	133,936
Bendigo and Adelaide Bank, Ltd.‡‡	38,256	307,113
BHP Billiton, Ltd.‡‡	65,481	2,347,546
Billabong International, Ltd.‡‡	165,998	478,019
BlueScope Steel, Ltd.	1,395,496	570,983
Brambles, Ltd.	265,500	1,952,631
Caltex Australia, Ltd.‡‡	34,969	503,133
CFS Retail Property Trust REIT‡‡	37,629	69,771
CGA Mining, Ltd.*	310,575	613,397
Coca-Cola Amatil, Ltd.	6,420	82,928
Cochlear, Ltd.Δ	26,200	1,679,922
Commonwealth Bank of Australia‡‡	23,783	1,234,246
Computershare, Ltd.‡‡	6,176	57,577
CSL, Ltd.‡‡	10,097	375,373
CSR, Ltd.‡‡	100,304	187,020
Dexus Property Group REIT	84,924	76,533
Downer EDI, Ltd.*‡‡	612,791	2,551,736
Fairfax Media, Ltd.‡‡	269,714	202,553
Flight Centre, Ltd.	5,740	130,807
Fortescue Metals Group, Ltd.Δ‡‡	512,804	3,086,205
Goodman Fielder, Ltd.‡‡	206,554	147,632
Goodman Group REIT‡‡	99,079	70,815
GPT Group REIT‡‡	40,076	129,520
GPT Group REIT +*	63,198	—
GrainCorp, Ltd.‡‡	20,588	193,001
Harvey Norman Holdings, Ltd.	185,464	386,147
Iluka Resources, Ltd.	89,800	1,654,815
Incitec Pivot, Ltd.‡‡	137,785	449,583
Insurance Australia Group, Ltd.	43,422	152,928
Leighton Holdings, Ltd.	1,588	35,070
Lend Lease Group‡‡	7,753	59,991
Macquarie Group, Ltd.‡‡	12,043	362,766
Mirvac Group REIT‡‡	47,808	57,941
Monadelphous Group, Ltd.	4,022	99,572
Mount Gibson Iron, Ltd.‡‡	1,253,390	1,454,124
National Australia Bank, Ltd.‡‡	129,161	3,291,272
Newcrest Mining, Ltd.‡‡	13,780	423,653
Nufarm, Ltd.‡‡	116,027	576,896
Origin Energy, Ltd.‡‡	14,873	205,673
OZ Minerals, Ltd.‡‡	4,583	46,334
Pacific Brands, Ltd.‡‡	725,576	458,469
Paladin Energy, Ltd.*‡‡	4,238	8,056
Primary Health Care, Ltd.	38,406	113,779
Qantas Airways, Ltd.*‡‡	439,132	811,952
QBE Insurance Group, Ltd.‡‡	289,626	4,251,133
QR National, Ltd.	23,918	92,413
Ramsay Health Care, Ltd.	8,205	166,159
Rio Tinto, Ltd.‡‡	15,530	1,052,074
Santos, Ltd.‡‡	36,542	539,013
Sonic Healthcare, Ltd.‡‡	34,559	448,191
SP AusNet	157,887	175,813
Spark Infrastructure Group‡‡	207,087	320,694
Stockland REIT‡‡	46,149	140,542
Suncorp Group, Ltd.‡‡	234,571	2,041,037
Telstra Corporation, Ltd.‡‡	1,119,744	3,816,031
Toll Holdings, Ltd.Δ	251,853	1,531,378
UGL, Ltd.‡‡	21,572	294,959
Wesfarmers, Ltd.‡‡	18,770	583,677
Westfield Group REIT‡‡	43,480	397,693
Westfield Retail Trust REIT‡‡	59,197	158,204
Westpac Banking Corporation‡‡	46,607	1,056,803
Woodside Petroleum, Ltd.	57,200	2,062,516

		57,095,602

Austria — 0.1%
Wiener Versicherung Gruppe	15,229	671,685

Belgium — 0.2%
Ageas*	106,120	142
Belgacom SA	1,422	45,716
Groupe Bruxelles Lambert SA‡‡	457	35,376
Mobistar SA	6,700	333,753
Nyrstar	58,178	484,021
Solvay SA‡‡	6,593	780,566
UCB SA	22,233	959,252

		2,638,826

Bermuda — 0.2%
Catlin Group, Ltd.‡‡	731	4,750
Seadrill, Ltd.	41,428	1,552,436
Signet Jewelers, Ltd.	21,800	1,048,157

		2,605,343

Brazil — 3.4%
All America Latina Logistica SA	78,800	393,255
Amil Participacoes SA	105,190	1,090,825
Banco do Brasil SA ADRΔ	85,840	1,228,370
Banco Santander Brasil SA	170,783	1,571,752
Banco Santander Brasil SA ADR	261,699	2,399,780
BM&FBovespa SA	400,000	2,451,998
Brasil Foods SA	70,500	1,392,273
BrasilAgro - Companhia Brasileira de Propriedades Agricolas*	81,200	353,633

106	See Notes to Schedules of Investments.

	Shares	Value
Centrais Eletricas Brasileiras SA	170,000	$1,579,446
Cia de Saneamento Basico do Estado de Sao Paulo	36,000	1,370,818
Embraer SA ADR	16,010	512,000
Gafisa SA	196,900	465,972
GP Investments, Ltd. BDR*	451,706	1,259,516
Itau Unibanco Holding SA ADRΔ	199,934	3,836,733
Lojas Renner SA	27,268	932,261
Magnesita Refratarios SA*	52,339	195,829
Marfrig Alimentos SA	43,367	273,204
OGX Petroleo e Gas Participacoes SA*	450,120	3,728,294
PDG Realty SA Empreendimentos e Participacoes ADRΔ	89,500	634,555
Petroleo Brasileiro SA ADR	233,685	6,045,839
Profarma Distribuidora de Produtos Farmaceuticos SA	95,000	514,175
SLC Agricola SA	63,900	680,499
Tim Participacoes SA ADRΔ	169,891	5,480,684
Totvs SA	34,711	637,764
Tractebel Energia SA	28,014	498,757
Ultrapar Participacoes SA	77,768	1,693,433
Vale SA ADRΔ	129,600	2,940,624

		44,162,289

Canada — 1.8%
Bankers Petroleum, Ltd.*	322,921	1,333,836
Banro Corporation*	59,821	277,080
Canadian National Railway Co.Δ	62,700	4,980,261
Eastern Platinum, Ltd.*	686,134	275,155
Enbridge, Inc.Δ	60,300	2,341,994
First Quantum Minerals, Ltd.Δ	207,839	3,963,204
Gabriel Resources, Ltd.*	52,918	248,820
Goldcorp, Inc.Δ	45,090	2,031,755
Gran Colombia Gold Corporation*	759,812	304,702
Ivanhoe Mines, Ltd.*	27,559	433,779
Nexen, Inc.	113,701	2,084,908
Niko Resources, Ltd.	27,953	983,378
Potash Corporation of Saskatchewan, Inc.Δ	46,010	2,102,197
Silver Standard Resources, Inc.*	40,809	613,767
Suncor Energy, Inc.	51,000	1,666,339

		23,641,175

Chile — 0.1%
Embotelladora Andina SA ADR Class AΔ	8,434	235,055
Embotelladora Andina SA ADR Class BΔ	14,241	478,925
Sociedad Quimica y Minera de Chile SA ADRΔ	15,000	882,450

		1,596,430

China — 3.0%
Anhui Conch Cement Co., Ltd. Class HΔ	654,596	2,073,654
Baidu, Inc. ADR*	73,900	10,772,400
China Life Insurance Co., Ltd. Class HΔ	261,000	677,241
China Merchants Bank Co., Ltd. Class HΔ	1,719,690	3,516,644
China National Building Material Co., Ltd.	1,238,000	1,560,742
China Shenhua Energy Co., Ltd. Class H	264,151	1,114,016
CNinsure, Inc. ADRΔ*	14,236	88,975
CNOOC, Ltd.	952,900	1,958,430
Ctrip.com International, Ltd. ADRΔ*	57,457	1,243,369
Dongyue Group	1,453,000	1,335,954
ENN Energy Holdings, Ltd.	274,433	947,107
Industrial & Commercial Bank of China Class H	2,345,750	1,513,377
Lenovo Group, Ltd.	1,846,000	1,661,639
Li Ning Co, Ltd.Δ	638,842	679,518
Longfor Properties Co., Ltd.Δ	533,958	748,107
Parkson Retail Group, Ltd.Δ	854,427	975,947
Tencent Holdings, Ltd.	262,800	7,330,129
Want Want China Holdings, Ltd.	1,074,283	1,200,788
West China Cement, Ltd.	1,675,528	351,696
Yangzijiang Shipbuilding Holdings, Ltd.‡‡	32,800	34,703

		39,784,436

Colombia — 0.1%
BanColombia SA	64,300	1,012,593
BanColombia SA ADR	8,246	533,186

		1,545,779

Cyprus — 0.1%
Eurasia Drilling Co., Ltd. GDR	15,112	416,638
Global Ports Investment, Ltd. GDR	17,280	262,656
Global Ports Investment, Ltd. GDR 144A	18,105	275,196

		954,490

Denmark — 0.7%
AP Moller - Maersk A/S Class B‡‡	23	177,586
Coloplast A/S Class B‡‡	1,823	315,623
Danske Bank A/S*	11,411	193,268
DSV A/S‡‡	44,739	1,014,335
H Lundbeck A/S‡‡	5,234	104,877
Novo Nordisk A/S Class B‡‡	38,394	5,315,775
Novozymes A/S	40,000	1,164,979
Topdanmark A/S*‡‡	1,552	269,538
Vestas Wind Systems A/SΔ*	48,156	488,508

		9,044,489

Egypt — 0.4%
Egyptian Financial Group-Hermes Holding*	573,417	1,289,239
ElSwedy Electric Co.	80,671	305,054
Orascom Construction Industries	54,630	2,353,341
Oriental Weavers	52,553	187,677
Telecom Egypt Co.	297,783	698,113

		4,833,424

Estonia — 0.0%
Tallink Group PLC*	491,560	406,470

Finland — 0.4%
Cargotec OYJ Class B	6,413	244,960
Kone OYJ	8,457	471,130
Metso OYJ‡‡	31,248	1,335,705
Neste Oil OYJ	13,633	167,915

See Notes to Schedules of Investments.	107

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Orion OYJ‡‡	4,986	$98,551
Outotec OYJ	18,424	934,481
Sampo OYJ	21,092	609,589
Wartsila OYJ Abp‡‡	27,269	1,028,511

		4,890,842

France — 7.5%
Aeroports de Paris	4,697	385,513
Alstom SA	32,850	1,281,947
AtoS‡‡	12,728	734,102
AXA SA‡‡	30,296	502,246
BNP Paribas SA‡‡	79,182	3,756,918
Cap Gemini SAΔ	39,844	1,783,386
Carrefour SA	211,188	5,062,890
Casino Guichard Perrachon SA	15,681	1,545,534
Christian Dior SA‡‡	47,116	7,229,619
Cie de St-Gobain‡‡	159,015	7,101,478
Cie Generale de Geophysique- Veritas*‡‡	54,913	1,625,148
Cie Generale des Etablissements Michelin Class B	3,431	255,475
Cie Generale d’Optique Essilor International SA	9,985	889,979
Credit Agricole SA‡‡	29,800	185,209
Danone	96,724	6,746,776
Eramet‡‡	4,932	697,251
Etablissements Maurel et Prom*	11,072	194,700
Faurecia‡‡	12,036	324,582
France Telecom SA‡‡	467,256	6,920,442
GDF Suez	72,000	1,860,041
Hermes International‡‡	2,976	1,002,796
Ipsen SA‡‡	1,385	37,867
JCDecaux SA	3,967	121,213
Klepierre REIT‡‡	623	21,603
Legrand SA	2,362	86,914
L’Oreal SA	27,699	3,416,797
Natixis‡‡	44,299	170,451
Nexans SA‡‡	9,540	643,940
PPR‡‡	31,169	5,362,570
Publicis Groupe SA	15,210	838,509
Safran SA‡‡	31,170	1,145,507
Sanofi‡‡	107,792	8,371,315
Schneider Electric SA‡‡	96,698	6,318,082
Societe BIC SA‡‡	8,271	829,979
Societe Generale SA‡‡	80,450	2,356,772
Societe Television Francaise 1‡‡	52,526	643,168
Thales SA‡‡	6,660	249,243
Total SAΔ‡‡	179,394	9,149,264
Unibail-Rodamco SE REIT‡‡	1,611	322,183
Valeo SA‡‡	25,703	1,347,900
Vallourec SAΔ	17,949	1,137,088
Vinci SA	74,399	3,879,754
Vivendi SA‡‡	86,172	1,581,412
Zodiac Aerospace	1,503	156,496

		98,274,059

Germany — 7.8%
Adidas AGΔ‡‡	37,431	2,922,433
Aixtron SE NAΔ	71,251	1,241,065
Allianz SEΔ	22,111	2,638,434
Aurubis AG‡‡	16,553	873,912
Axel Springer AGΔ	15,600	787,917
BASF SE‡‡	56,252	4,920,803
Bayer AG‡‡	129,472	9,107,021
Bayerische Motoren Werke AG	34,910	3,139,521
Beiersdorf AG	72,517	4,731,851
Bilfinger Berger SE‡‡	16,716	1,570,183
Brenntag AG	425	52,046
Continental AGΔ	34,665	3,271,906
Daimler AG‡‡	66,464	4,007,572
Deutsche Bank AG‡‡	29,874	1,486,349
Deutsche Lufthansa AG	98,362	1,376,798
Deutsche Post AG‡‡	67,886	1,306,945
Deutsche Telekom AGΔ	499,422	6,012,727
Fresenius Medical Care AG & Co. KGaA	29,202	2,069,638
Fresenius SE & Co KGaA‡‡	1,995	204,585
GEA Group AGΔ	75,079	2,589,449
Hannover Rueckversicherung AG	50,354	2,991,194
HeidelbergCement AG	21,100	1,277,189
Infineon Technologies AG	149,600	1,529,540
Kloeckner & Co. SE‡‡	11,604	168,073
Leoni AG	8,245	428,860
Linde AGΔ	44,065	7,907,475
Merck KGaA‡‡	15,358	1,699,685
Metro AGΔ	43,230	1,671,452
NII Holdings, Inc.*	47,030	861,119
Puma SE	795	283,947
Rhoen Klinikum AG	11,009	221,049
RWE AG	167,482	7,997,830
Salzgitter AG*	14,059	770,555
SAP AGΔ‡‡	167,054	11,665,863
Siemens AGΔ‡‡	12,559	1,266,134
SMA Solar Technology AGΔ	32,645	1,479,450
Software AG‡‡	5,167	193,507
Suedzucker AGΔ	69,513	2,213,450
TUI AGΔ*	262,048	1,949,135
United Internet AG	7,398	139,417
Volkswagen AG	8,637	1,392,674

		102,418,753

Greece — 0.1%
Coca Cola Hellenic Bottling Co. SA	50,754	971,365

Guernsey — 0.0%
Resolution, Ltd.	7,614	31,822

Hong Kong — 2.4%
AIA Group, Ltd.	1,408,000	5,158,373
ASM Pacific Technology, Ltd.Δ‡‡	49,857	727,418
Bank of East Asia, Ltd.	6,400	24,065
Belle International Holdings, Ltd.	389,000	698,297
Cathay Pacific Airways, Ltd.	21,000	38,887
Cheung Kong Holdings, Ltd.‡‡	49,000	632,885
Cheung Kong Infrastructure Holdings, Ltd.‡‡	7,000	42,592
China Mobile, Ltd.	338,118	3,720,558
China Overseas Land & Investment, Ltd.	700,372	1,331,199
China Resources Cement Holdings, Ltd.Δ	850,782	628,866
China Resources Gas Group, Ltd.Δ	333,469	638,120
CLP Holdings, Ltd.‡‡	68,500	591,008

108	See Notes to Schedules of Investments.

	Shares	Value
COSCO Pacific, Ltd.	254,000	$383,344
Esprit Holdings, Ltd.	113,277	227,559
Foxconn International Holdings, Ltd.*‡‡	16,000	11,394
Hang Lung Group, Ltd.‡‡	15,000	97,063
Hang Seng Bank, Ltd.	12,000	159,474
HKT Trust*‡‡	2,954	2,298
Hong Kong & China Gas Co., Ltd.	92,000	235,759
Hong Kong Exchanges and Clearing, Ltd.Δ‡‡	107,200	1,801,495
Hopewell Holdings, Ltd.‡‡	133,000	364,804
Hutchison Whampoa, Ltd.‡‡	5,000	49,964
Hysan Development Co., Ltd.	53,000	212,258
Jardine Matheson Holdings, Ltd.	74,340	3,717,000
Kerry Properties, Ltd.	100	450
Kingboard Chemical Holdings, Ltd.	56,700	198,235
Li & Fung, Ltd.	1,688,000	3,873,539
Lifestyle International Holdings, Ltd.‡‡	4,000	10,147
Link (The) REIT‡‡	39,500	147,002
Luks Group Vietnam Holdings Co., Ltd.Δ	1,626,000	370,614
Mongolia Energy Corporation Ltd.*‡‡	15,000	1,256
New World Department Store China, Ltd.	439,337	284,573
New World Development Co., Ltd.‡‡	64,000	76,893
Noble Group, Ltd.	30,000	32,934
NWS Holdings, Ltd.‡‡	21,000	32,127
Orient Overseas International, Ltd.	21,500	152,967
PCCW, Ltd.‡‡	68,000	24,343
Ports Design, Ltd.+Δ	134,500	197,449
Power Assets Holdings, Ltd.	167,500	1,229,469
Shangri-La Asia, Ltd.	1,000	2,187
Sun Hung Kai Properties, Ltd.‡‡	133,000	1,652,748
Swire Pacific, Ltd. Class A‡‡	13,000	145,727
Swire Properties, Ltd.	100	249
Television Broadcasts, Ltd.‡‡	33,800	227,856
United Laboratories International Holdings, Ltd. (The)	2,142,000	1,064,718
Wharf Holdings, Ltd.	21,000	114,119
Wheelock & Co., Ltd.	13,000	39,173
Yue Yuen Industrial Holdings, Ltd.	117,000	410,563

		31,784,018

Hungary — 0.3%
EGIS Pharmaceuticals PLC	22,297	1,479,428
MOL Hungarian Oil and Gas PLC*	24,409	2,034,124

		3,513,552

India — 2.2%
Ambuja Cements, Ltd.	291,479	985,233
Andhra Bank@	230,321	538,674
Axis Bank, Ltd.	89,310	2,009,365
Bajaj Auto, Ltd.	7,666	252,619
Container Corporation of India, Ltd.	15,694	294,149
Dabur India, Ltd.	335,826	702,700
Housing Development Finance Corporation	107,500	1,420,743
ICICI Bank, Ltd. ADRΔ	85,170	2,969,878
India Cements, Ltd. GDR	333,631	730,318
Infosys, Ltd.	25,606	1,440,661
Infosys, Ltd. ADR Δ	108,535	6,189,751
Kotak Mahindra Bank, Ltd.	158,170	1,693,160
Lupin, Ltd.*	139,207	1,446,857
NTPC, Ltd.*	76,900	245,666
Opto Circuits India, Ltd.*	101,293	400,640
Pantaloon Retail India, Ltd.	211,223	663,376
Petronet LNG, Ltd.	441,330	1,455,796
REI Agro, Ltd.*	2,910,304	699,798
Reliance Capital, Ltd.*	67,100	516,833
Shriram Transport Finance Co., Ltd.	115,811	1,365,658
SKS Microfinance, Ltd.*	17,272	40,141
Tata Consultancy Services, Ltd.	27,340	627,245
Tata Steel, Ltd.	135,520	1,254,913
United Phosphorus, Ltd.*	158,172	403,929
Welspun Corporation Ltd.	67,687	178,834

		28,526,937

Indonesia — 0.9%
PT Bank Danamon Indonesia Tbk	489,897	246,449
PT Bank Rakyat Indonesia Tbk	4,830,634	3,671,578
PT Indocement Tunggal Prakarsa Tbk	1,033,780	2,085,875
PT Medco Energi Internasional Tbk	4,134,000	972,015
PT Ramayana Lestari Sentosa Tbk	2,696,500	230,016
PT Semen Gresik Persero Tbk	606,137	812,027
PT Telekomunikasi Indonesia Tbk ADR	39,480	1,198,613
PT Telekomunikasi Indonesia Tbk	2,833,194	2,168,893

		11,385,466

Ireland — 0.6%
Experian PLC‡‡	250,643	3,906,775
James Hardie Industries SE	107,900	858,381
Shire PLC	85,460	2,761,183
WPP PLC	51,727	706,985

		8,233,324

Israel — 0.9%
Check Point Software Technologies, Ltd.Δ*	29,300	1,870,512
Teva Pharmaceutical Industries, Ltd. ADR	208,100	9,376,986

		11,247,498

Italy — 1.3%
Assicurazioni Generali SpA	20,976	325,639
Buzzi Unicem SpA	16,399	192,359
Enel Green Power SpA	56,666	107,696
Enel SpA‡‡	298,971	1,081,382
ENI SpA‡‡	337,703	7,922,479
Fiat SpA	253,000	1,487,382
Impregilo SpAΔ	284,299	1,137,514
Intesa Sanpaolo SpA‡‡	1,818,679	3,259,986
Telecom Italia SpA	642,147	763,513
UniCredit SpA	77,239	386,921

See Notes to Schedules of Investments.	109

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Unione di Banche Italiane SCPA	14,202	$60,195

		16,725,066

Japan — 13.4%
Aeon Co., Ltd.‡‡	39,800	523,165
Aisin Seiki Co., Ltd.	57,100	2,004,743
Ajinomoto Co., Inc.	40,000	501,631
Aozora Bank, Ltd.	56,600	163,434
Asahi Glass Co., Ltd.	5,200	44,103
Asahi Kasei Corporation	50,200	309,921
Astellas Pharma, Inc.Δ	151,800	6,235,593
Bridgestone Corporation	6,800	164,804
Brother Industries, Ltd.‡‡	48,900	662,871
Calsonic Kansei Corporation	21,000	128,126
Canon, Inc.‡‡	191,550	9,048,695
Capcom Co., Ltd.	8,900	203,333
Casio Computer Co., Ltd.	30,400	217,064
Central Japan Railway Co.‡‡	39	321,348
Chiyoda Corporation	69,000	876,151
Chubu Electric Power Co., Inc.‡‡	22,500	406,125
Coca-Cola West Co., Ltd.	10,000	175,305
COMSYS Holdings Corporation	10,600	114,747
Cosmo Oil Co., Ltd.‡‡	111,000	308,445
Credit Saison Co., Ltd.‡‡	22,300	451,281
Daicel Corporation‡‡	31,000	199,625
Daido Steel Co., Ltd.‡‡	76,000	526,133
Daihatsu Motor Co., Ltd.Δ‡‡	140,000	2,564,214
Daiichi Sankyo Co., Ltd.	5,100	92,918
Dainippon Screen Manufacturing Co., Ltd.	78,000	702,066
Dainippon Sumitomo Pharma Co., Ltd.	10,700	113,373
Daito Trust Construction Co., Ltd.Δ‡‡	17,400	1,561,943
Daiwa House Industry Co., Ltd.‡‡	3,000	39,652
Dena Co., Ltd.‡‡	14,900	412,779
Denso Corporation	128,100	4,279,286
East Japan Railway Co.‡‡	6,000	377,673
Ebara Corporation‡‡	141,000	505,944
Exedy Corporation	2,700	76,952
FamilyMart Co., Ltd.	24,700	1,044,461
FANUC Corporation‡‡	14,900	2,642,648
Fuji Electric Co., Ltd.	83,000	218,606
Fuji Heavy Industries, Ltd.‡‡	34,900	280,397
Fuji Media Holdings, Inc.	75	128,942
Fujitsu, Ltd.‡‡	343,000	1,806,790
Fukuoka Financial Group, Inc.‡‡	45,000	199,529
Furukawa Electric Co., Ltd.	52,000	138,214
Gree, Inc.Δ	48,900	1,234,168
Gunma Bank, Ltd. (The)	3,000	16,057
Hakuhodo DY Holdings, Inc.	4,680	294,020
Hikari Tsushin, Inc.	4,000	117,530
Hino Motors, Ltd.‡‡	109,000	787,508
Hitachi High-Technologies Corporation	6,000	143,168
Hitachi, Ltd.Δ‡‡	492,000	3,156,361
Hokuetsu Kishu Paper Co., Ltd.	8,000	53,256
Hokuhoku Financial Group, Inc.‡‡	169,000	322,605
Honda Motor Co., Ltd.‡‡	8,500	322,973
Hoya CorporationΔ	145,300	3,263,413
Ibiden Co., Ltd.Δ	64,200	1,642,037
Idemitsu Kosan Co., Ltd.‡‡	7,900	787,423
IHI Corporation‡‡	278,000	701,969
Inpex Corporation	860	5,808,143
Isuzu Motors, Ltd.‡‡	122,100	715,458
ITOCHU Corporation‡‡	79,100	862,961
Japan Petroleum Exploration Co.‡‡	5,400	251,504
Japan Real Estate Investment Corporation REIT	7	61,653
Japan Retail Fund Investment Corporation REIT	20	29,697
JGC CorporationΔ‡‡	92,000	2,851,033
JSR Corporation	14,300	287,831
JTEKT Corporation‡‡	92,300	1,105,102
JX Holdings, Inc.‡‡	33,170	205,584
Kajima Corporation	27,000	82,204
Kansai Electric Power Co., Inc. (The)	9,400	145,594
Kao CorporationΔ‡‡	188,100	4,936,006
Kawasaki Kisen Kaisha, Ltd.	37,000	81,358
KDDI Corporation‡‡	158	1,023,173
Keisei Electric Railway Co., Ltd.	10,000	77,323
Kinden Corporation‡‡	27,000	208,445
Kobe Steel, Ltd.‡‡	305,000	493,778
Koito Manufacturing Co., Ltd.	13,000	210,306
Komatsu, Ltd.	123,800	3,528,382
Konami Corporation	4,500	127,546
Konica Minolta Holdings, Inc.Δ‡‡	302,500	2,642,352
Kuraray Co., Ltd.Δ‡‡	125,600	1,776,943
KYB Co., Ltd.	29,000	176,235
Kyocera CorporationΔ	5,900	540,317
Lawson, Inc.	66,800	4,204,760
Marubeni Corporation	78,800	568,365
Maruichi Steel Tube, Ltd.‡‡	17,900	417,818
Mazda Motor Corporation	133,000	232,995
Miraca Holdings, Inc.‡‡	8,700	339,507
Mitsubishi Chemical Holdings Corporation‡‡	45,500	242,974
Mitsubishi CorporationΔ	109,800	2,547,010
Mitsubishi Electric Corporation‡‡	92,800	820,703
Mitsubishi Estate Co., Ltd.Δ‡‡	133,000	2,371,729
Mitsubishi Heavy Industries, Ltd.‡‡	192,000	930,192
Mitsubishi Motors Corporation*	25,000	28,392
Mitsubishi UFJ Financial Group, Inc.‡‡	240,000	1,194,636
Mitsubishi UFJ Lease & Finance Co., Ltd.‡‡	9,910	435,815
Mitsui & Co., Ltd.‡‡	85,200	1,396,839
Mitsui Chemicals, Inc.	135,000	409,387
Mitsui Fudosan Co., Ltd.‡‡	18,000	344,255
Mitsui Mining & Smelting Co., Ltd.	137,000	385,659
Mitsumi Electric Co., Ltd.	9,500	81,835
Mizuho Financial Group, Inc.‡‡	148,240	241,783
Namco Bandai Holdings, Inc.	10,300	148,583
NET One Systems Co., Ltd.	15,800	192,608
NHK Spring Co., Ltd.‡‡	64,000	688,172
Nikon Corporation	4,900	148,711
Nintendo Co., Ltd.Δ	19,100	2,872,961

110	See Notes to Schedules of Investments.

	Shares	Value
Nippon Building Fund, Inc. REIT	8	$75,970
Nippon Electric Glass Co., Ltd.‡‡	49,100	426,518
Nippon Kayaku Co., Ltd.‡‡	18,000	184,415
Nippon Meat Packers, Inc.‡‡	11,000	139,676
Nippon Sheet Glass Co., Ltd.	43,000	65,978
Nippon Shokubai Co., Ltd.‡‡	27,000	312,831
Nippon Telegraph & Telephone Corporation‡‡	6,900	313,030
Nippon Yusen KK	33,800	106,174
Nishi-Nippon City Bank, Ltd. (The)‡‡	94,200	266,314
Nissan Motor Co., Ltd.Δ	236,000	2,511,973
Nisshin Seifun Group, Inc.‡‡	19,500	235,828
Nitto Denko Corporation‡‡	30,100	1,212,801
NKSJ Holdings, Inc.Δ	66,250	1,480,760
Nomura Holdings, Inc.	7,100	31,395
Nomura Research Institute, Ltd.	44,000	1,091,362
NSK, Ltd.	19,000	146,224
NTT DoCoMo, Inc.‡‡	306	507,967
OKUMA Corporation	31,000	256,180
Ono Pharmaceutical Co., Ltd.	1,400	77,975
ORIX Corporation‡‡	1,590	151,758
Osaka Gas Co., Ltd.‡‡	77,000	308,856
Otsuka Corporation	3,500	284,584
Pacific Metals Co., Ltd.	14,000	76,791
Pioneer Corporation*	52,300	267,282
Rakuten, Inc.	3,940	4,127,075
Rengo Co., Ltd.‡‡	4,000	27,691
Resona Holdings, Inc.	84,400	388,503
Rohm Co., Ltd.	10,800	533,019
Sanrio Co., Ltd.Δ	17,100	667,307
Seino Holdings Corporation‡‡	19,000	137,272
Sekisui Chemical Co., Ltd.‡‡	74,000	641,923
Sekisui House, Ltd.‡‡	8,000	78,386
Seven & I Holdings Co., Ltd.‡‡	263,700	7,831,033
Shimadzu Corporation	26,000	234,650
Shimamura Co., Ltd.*	9,800	1,096,388
Shin-Etsu Chemical Co., Ltd.	140,400	8,108,155
Shinko Electric Industries Co., Ltd.	20,000	195,240
Shinsei Bank, Ltd.	192,000	250,526
Showa Shell Sekiyu KK‡‡	52,600	335,542
SMC CorporationΔ	13,400	2,130,530
Softbank Corporation‡‡	10,700	316,333
Sojitz Corporation‡‡	4,700	8,404
Sony Corporation	12,200	251,163
Sumitomo Corporation‡‡	6,100	88,143
Sumitomo Heavy Industries, Ltd.‡‡	121,000	672,466
Sumitomo Metal Industries, Ltd.	18,000	36,317
Sumitomo Metal Mining Co., Ltd.	15,000	210,765
Sumitomo Mitsui Financial Group, Inc.‡‡	35,600	1,171,183
Sumitomo Mitsui Trust Holdings, Inc.	502,900	1,604,030
Sumitomo Osaka Cement Co., Ltd.	48,000	139,761
Sumitomo Realty & Development Co., Ltd.‡‡	10,000	241,029
Suzuki Motor Corporation	13,500	322,454
T&D Holdings, Inc.	3,000	34,759
Taiheiyo Cement Corporation	180,000	400,145
Taisei Corporation‡‡	239,000	623,704
Taisho Pharmaceutical Holdings Co., Ltd.	900	72,961
Takeda Pharmaceutical Co., Ltd.Δ‡‡	139,100	6,125,643
TDK Corporation‡‡	2,700	152,990
Teijin, Ltd.	15,000	50,381
THK Co., Ltd.	11,600	235,868
Tohoku Electric Power Co., Inc.	2,300	26,232
Tokai Carbon Co., Ltd.	15,000	79,920
Tokai Rika Co., Ltd.‡‡	10,500	180,011
Tokio Marine Holdings, Inc.	197,500	5,418,902
Tokuyama Corporation	64,000	198,719
Tokyo Electric Power Co., Inc. (The)	8,900	22,366
Tokyo Electron, Ltd.	14,800	846,659
Tokyo Gas Co., Ltd.	30,000	141,356
Tokyo Steel Manufacturing Co., Ltd.	8,100	71,537
TonenGeneral Sekiyu KK‡‡	36,000	331,424
Toshiba Corporation	345,300	1,518,536
Tosoh Corporation	56,000	155,612
Toyo Seikan Kaisha, Ltd.	5,000	71,705
Toyo Suisan Kaisha, Ltd.	40,000	1,038,541
Toyota Boshoku Corporation	7,500	88,438
Toyota Motor Corporation‡‡	129,500	5,585,538
Trend Micro, Inc.	31,600	970,869
Ube Industries, Ltd.‡‡	252,000	685,031
UNY Co., Ltd.	57,100	618,118
USS Co., Ltd.‡‡	4,040	409,515
West Japan Railway Co.‡‡	4,500	180,772
Yamada Denki Co., Ltd.Δ‡‡	25,540	1,595,286
Yamaguchi Financial Group, Inc.	10,000	90,854
Yamaha Corporation	7,900	81,892
Yamaha Motor Co., Ltd.	19,200	257,253
Yamatake Corporation‡‡	21,000	464,299
Yamato Holdings Co., Ltd.‡‡	61,100	944,145

		175,238,046

Jersey — 0.0%
Randgold Resources, Ltd.	1,533	131,673

Kazakhstan — 0.0%
Kazkommertsbank ADR 144A*	140,523	491,830

Kenya — 0.1%
Safaricom, Ltd.	37,678,900	1,451,806

Lebanon — 0.1%
Solidere GDR 144A	58,828	840,064

Luxembourg — 0.2%
APERAM	23,359	432,418
MHP SA GDR 144A*	21,838	305,732
Millicom International Cellular SA ADR‡‡	858	97,267
Oriflame Cosmetics SA SDRΔ	16,100	620,317
Ternium SA ADRΔ	27,245	645,162

		2,100,896

Malaysia — 0.3%
AirAsia Bhd	784,965	883,998
AMMB Holdings Bhd	276,300	569,105
CIMB Group Holdings Bhd	432,996	1,086,907
Faber Group Bhd	507,900	271,897

See Notes to Schedules of Investments.	111

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
KLCC Property Holdings Bhd	449,700	$499,096
Lafarge Malayan Cement Bhd	148,480	348,965
RHB Capital Bhd	298,536	750,360

		4,410,328

Mexico — 0.8%
America Movil SAB de CV	1,715,600	2,134,812
America Movil SAB de CV ADR	153,706	3,816,520
Corporacion Moctezuma SAB de CV@	164,707	398,964
Genomma Lab Internacional SAB de CVΔ*	383,714	701,817
Gruma SAB de CV*	132,500	353,159
Grupo Financiero Banorte SAB de CV	185,979	826,699
Grupo Financiero Inbursa SA	631,486	1,310,475
Industrias Bachoco SAB de CV ADR	21,095	444,261
Megacable Holdings SAB de CVΔ*	174,095	385,100

		10,371,807

Mongolia — 0.0%
Mongolian Mining CorporationΔ*	516,180	490,552

Netherlands — 4.8%
Aalberts Industries NV‡‡	3,146	65,035
Aegon NV	71,770	398,579
Akzo Nobel NV	13,594	802,633
ASML Holding NV‡‡	49,574	2,478,072
Corio NV REIT	363	19,148
Delta Lloyd NV‡‡	7,109	124,964
European Aeronautic Defence and Space Co. NV‡‡	68,670	2,812,137
ING Groep NV*‡‡	1,202,189	10,016,237
Koninklijke Ahold NV‡‡	686,524	9,513,310
Koninklijke Boskalis Westminster NV	8,641	324,589
Koninklijke DSM NV‡‡	16,819	973,196
Koninklijke KPN NV‡‡	83,500	918,534
Koninklijke Vopak NV	1,842	106,117
PostNL NV	31,720	195,873
Randstad Holding NVΔ	118,373	4,466,280
Reed Elsevier NV	523,668	6,688,066
Royal Dutch Shell PLC Class A‡‡	291,014	10,182,857
Royal Dutch Shell PLC Class B‡‡	195,488	6,877,412
SBM Offshore NV	136,699	2,793,998
Unilever NV‡‡	88,097	2,997,899

		62,754,936

Nigeria — 0.2%
First Bank of Nigeria PLC	9,297,300	591,325
First City Monument Bank PLC*	8,010,291	220,448
Guaranty Trust Bank PLC	5,500,890	470,558
Guaranty Trust Bank PLC GDR	73,563	377,378
United Bank for Africa PLC	10,716,911	177,369
Zenith Bank PLC	17,717,316	1,393,118

		3,230,196

Norway — 0.4%
Aker Solutions ASA	5,503	93,106
DNB ASA‡‡	50,109	644,098
Orkla ASA‡‡	59,083	467,497
Telenor ASAΔ	117,291	2,174,973
TGS Nopec Geophysical Co. ASAΔ	63,258	1,733,979
Yara International ASA	9,914	472,829

		5,586,482

Peru — 0.3%
Credicorp, Ltd.	26,970	3,555,185

Philippines — 0.1%
International Container Terminal Services, Inc.	660,920	1,008,274

Russia — 1.4%
Federal Hydrogenerating Co. JSC ADR	400,375	1,469,068
Gazprom OAO ADR	87,918	1,072,600
LSR Group@	1,447	35,017
LSR Group GDR	96,820	571,238
Magnit OJSC@	15,434	1,916,103
Magnit OJSC +@*	6,427	794,494
NOMOS-BANK GDR 144A*	20,433	295,666
NOMOS-BANK GDR *	11,774	170,370
NovaTek OAO GDR	24,944	3,379,912
Novorossiysk Commercial Sea Port GDR	68,934	521,141
Novorossiysk Commercial Sea Port GDR 144AΔ	10,302	78,439
OKG-3*	10,343,800	393,064
Pharmstandard GDR 144A*	33,671	597,324
Raspadskaya OAO@	211,115	785,348
Sberbank of Russia@	975,505	3,150,881
Sberbank of Russia ADR	171,400	2,295,046
X5 Retail Group NV GDR*	46,510	1,066,939

		18,592,650

Singapore — 1.2%
Ascendas Real Estate Investment Trust REIT‡‡	30,000	48,208
CapitaLand, Ltd.	134,000	332,588
CapitaMall Trust REIT‡‡	33,000	47,385
ComfortDelgro Corporation, Ltd.	199,000	246,959
Cosco Corporation Singapore, Ltd.	167,000	154,771
DBS Group Holdings, Ltd.	54,000	609,140
Golden Agri-Resources, Ltd.	491,300	306,806
Jardine Cycle & Carriage, Ltd.‡‡	9,000	345,738
Keppel Corporation, Ltd.	184,700	1,614,775
Oversea-Chinese Banking Corporation, Ltd.‡‡	2,000	14,192
SembCorp Industries, Ltd.‡‡	514,300	2,160,220
Singapore Airlines, Ltd.	4,000	34,271
Singapore Exchange, Ltd.‡‡	227,000	1,253,236
Singapore Press Holdings, Ltd.	28,000	87,316
Singapore Technologies Engineering, Ltd.‡‡	26,000	67,221
Singapore Telecommunications, Ltd.‡‡	1,751,700	4,389,527
StarHub, Ltd.‡‡	3,000	7,398
United Overseas Bank, Ltd.‡‡	253,417	3,699,298
UOL Group, Ltd.‡‡	3,186	12,014

		15,431,063

Slovenia — 0.1%
Krka DD Novo mesto	9,604	642,111

112	See Notes to Schedules of Investments.

	Shares	Value
South Africa — 1.0%
AngloGold Ashanti, Ltd. ADR	48,606	$1,794,533
Bidvest Group, Ltd.	89,972	2,108,261
Exxaro Resources, Ltd.	85,180	2,200,067
Gold Fields, Ltd. ADR	103,623	1,440,360
Impala Platinum Holdings, Ltd.	85,177	1,677,779
MTN Group, Ltd.Δ	75,074	1,321,404
Murray & Roberts Holdings, Ltd.	197,640	723,984
Pick’n Pay Stores, Ltd.	113,226	642,072
Royal Bafokeng Platinum, Ltd.*	14,696	115,905
Standard Bank Group, Ltd.	59,674	866,288

		12,890,653

South Korea — 2.3%
Celltrion, Inc.Δ	20,400	665,266
KIWOOM Securities Co., Ltd.	5,485	343,705
Korea Electric Power Corporation*	139,336	2,754,624
Korea Electric Power Corporation ADR	22,684	220,715
Korea Zinc Co., Ltd.	3,405	1,176,521
KT Corporation ADR	82,643	1,131,383
KTB Investment & Securities Co., Ltd.*	11,079	23,858
MegaStudy Co., Ltd.	3,290	339,148
Mirae Asset Securities Co., Ltd.	18,837	659,183
NCSoft Corporation	3,955	1,045,428
POSCO ADRΔ	16,131	1,350,165
Samsung Electronics Co., Ltd.	12,743	14,339,460
Samsung Electronics Co., Ltd. (Non-Voting Shares) GDR 144A	1,020	357,840
Samsung Fire & Marine Insurance Co., Ltd.	12,497	2,360,318
Shinhan Financial Group Co., Ltd.	62,811	2,425,296
SK Telecom Co., Ltd. ADR	48,255	671,227

		29,864,137

Spain — 3.0%
Acciona SA‡‡	11,907	831,500
Amadeus IT Holding SA	240,746	4,543,347
Banco Bilbao Vizcaya Argentaria SA‡‡	202,885	1,614,605
Banco Santander SA‡‡	1,254,086	9,650,804
Distribuidora Internacional de Alimentacion SA	199,726	990,119
Endesa SA‡‡	50,391	1,004,070
Gamesa Corporacion Tecnologica SA	131,588	417,865
Gas Natural SDG SA	946	15,115
Grifols SA	2,523	53,839
Iberdrola SA	921,319	5,230,871
Inditex SA‡‡	51,080	4,892,791
Mediaset Espana Comunicacion SA	2,861	16,408
Red Electrica Corporacion SA	18,800	919,954
Repsol YPF SA‡‡	61,936	1,553,790
Tecnicas Reunidas SAΔ	52,509	2,187,437
Telefonica SA	360,955	5,914,099

		39,836,614

Sri Lanka — 0.0%
Dialog Axiata PLC@	2,452,710	135,784

Sweden — 2.0%
Alfa Laval ABΔ	85,400	1,756,846
Atlas Copco AB Class A	236,400	5,720,796
Boliden AB‡‡	92,221	1,448,315
Getinge AB‡‡	17,175	489,097
Investor AB‡‡	3,383	75,015
JM AB‡‡	33,992	629,405
Lundin Petroleum AB*‡‡	32,149	689,067
NCC AB‡‡	31,390	661,886
Nordea Bank AB‡‡	37,624	342,073
Sandvik AB	257,230	3,713,151
Scania AB‡‡	1,940	40,349
Securitas AB‡‡	30,561	294,717
Skandinaviska Enskilda Banken AB‡‡	50,367	357,817
Skanska AB‡‡	46,299	802,699
SKF AB‡‡	41,425	1,011,236
Svenska Cellulosa ABΔ‡‡	205,708	3,563,309
Svenska Handelsbanken ABΔ	77,000	2,454,624
Swedbank AB‡‡	47,714	741,407
Telefonaktiebolaget LM Ericsson Class B‡‡	124,872	1,293,869
TeliaSonera AB‡‡	37,643	262,530
Trelleborg AB‡‡	29,393	307,001

		26,655,209

Switzerland — 6.2%
ABB, Ltd.‡‡	126,489	2,595,077
Actelion, Ltd.	2,037	74,467
Aryzta AG‡‡	13,610	672,434
Cie Financiere Richemont SA‡‡	104,624	6,560,007
Credit Suisse Group AG	74,407	2,120,851
Ferrexpo PLC‡‡	100,963	493,511
Galenica AG	300	196,078
Geberit AG	8,000	1,674,089
Glencore International PLC	10,000	62,284
Julius Baer Group, Ltd.	139,192	5,618,873
Nestle SA‡‡	187,666	11,808,385
Novartis AG‡‡	186,117	10,300,659
OC Oerlikon Corporation AG*	40,073	355,139
Orascom Development Holding AG	25,964	503,345
Panalpina Welttransport Holding AG‡‡	1,711	182,814
Roche Holding AG‡‡	58,071	10,106,297
Schindler Holding AG‡‡	1,099	132,216
SGS SA	1,244	2,419,922
STMicroelectronics NV*‡‡	7,032	57,463
Sulzer AG‡‡	6,168	876,653
Swatch Group AG (The)	6,390	2,941,226
Swiss Life Holding AG‡‡	3,667	436,286
Swiss Re AG	34,160	2,181,593
Syngenta AG‡‡	12,086	4,178,620
Synthes, Inc. 144A	1,147	198,981
Transocean, Ltd.‡‡	4,575	249,605
UBS AG*‡‡	64,712	906,843
Wolseley PLC‡‡	53,638	2,045,313
Xstrata PLC	181,830	3,106,117
Zurich Financial Services AG‡‡	30,663	8,240,660

		81,295,808

Taiwan — 1.8%
Catcher Technology Co., Ltd.	268,000	1,893,239

See Notes to Schedules of Investments.	113

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Cathay Financial Holding Co., Ltd.	922,284	$1,049,950
Chroma ATE, Inc.	116,573	297,016
Hiwin Technologies Corporation	80,340	906,443
MediaTek, Inc.	104,719	1,002,325
Richtek Technology Corporation	54,337	335,067
Taiwan Semiconductor Manufacturing Co., Ltd.	3,990,011	11,477,475
Taiwan Semiconductor Manufacturing Co., Ltd. ADRΔ	448,800	6,857,664

		23,819,179

Thailand — 0.6%
Bank of Ayudhya PCL ADR	2,365,148	2,069,984
Central Pattana PCLΔ	755,766	1,126,912
Central Pattana PCL ADR	108,300	161,485
Charoen Pokphand Foods PCL	1,132,900	1,367,926
Siam Commercial Bank PCL	711,026	3,307,366

		8,033,673

Turkey — 0.8%
Akfen Holding AS*	46,621	262,886
Coca-Cola Icecek AS	65,888	841,021
Turkcell Iletisim Hizmet AS*	297,584	1,522,732
Türkiye Garanti Bankasi AS	999,314	3,958,457
Türkiye Halk Bankasi AS*	231,140	1,653,501
Turkiye Vakiflar Bankasi Tao	171,930	326,053
Yapi ve Kredi Bankasi AS	719,506	1,453,303

		10,017,953

United Kingdom — 15.1%
Anglo American PLC‡‡	282,242	10,505,068
ARM Holdings PLC	376,246	3,562,662
AstraZeneca PLC‡‡	102,394	4,551,390
Aviva PLC‡‡	446,370	2,366,789
Babcock International Group PLC‡‡	46,176	588,279
Barclays PLC‡‡	1,014,892	3,818,831
Barratt Developments PLC*	142,093	320,459
Berkeley Group Holdings PLC*‡‡	44,929	948,597
BG Group PLC	367,387	8,508,898
BHP Billiton PLC‡‡	319,472	9,747,165
BP PLC‡‡	1,249,847	9,246,908
British Land Co. PLC REIT‡‡	11,811	90,661
British Sky Broadcasting Group PLC	101,495	1,097,419
Britvic PLC	654,878	4,029,615
BT Group PLC‡‡	526,125	1,905,225
Cairn Energy PLC	7,745	40,025
Capital Shopping Centres Group PLC REIT	3,152	16,708
Centrica PLC	430,000	2,176,135
Cobham PLC	11,978	43,893
Compass Group PLC	1,058,615	11,099,201
Cookson Group PLC‡‡	57,863	639,529
Daily Mail & General Trust PLC‡‡	74,068	534,896
Dixons Retail PLC*	783,979	233,990
Drax Group PLC‡‡	21,021	183,076
easyJet PLC‡‡	75,330	585,336
Eurasian Natural Resources Corporation PLC‡‡	58,960	558,762
G4S PLC	27,003	117,695
GKN PLC‡‡	877,396	2,892,375
GlaxoSmithKline PLC‡‡	526,284	11,755,527
Hammerson PLC REIT‡‡	6,134	40,776
Hikma Pharmaceuticals PLC	11,109	120,650
HSBC Holdings PLC‡‡	1,342,168	11,910,344
Inchcape PLC‡‡	45,156	271,716
Inmarsat PLC	215,369	1,585,642
Intermediate Capital Group PLC‡‡	174,493	807,993
International Consolidated Airlines Group SA*	116,233	334,690
Investec PLC	55,169	337,350
ITV PLC‡‡	772,579	1,091,768
J Sainsbury PLC‡‡	144,927	721,621
Kazakhmys PLC‡‡	94,015	1,365,413
Kesa Electricals PLC‡‡	252,936	283,198
Kingfisher PLC	57,471	281,931
Land Securities Group PLC REIT‡‡	10,536	121,757
Legal & General Group PLC‡‡	648,591	1,355,900
Meggitt PLC	516,901	3,339,352
Misys PLC*	22,853	130,860
Mondi PLC‡‡	87,827	828,119
National Grid PLC‡‡	102,853	1,037,249
Pearson PLC‡‡	98,379	1,833,198
Persimmon PLC‡‡	144,335	1,477,517
Petrofac, Ltd.‡‡	14,474	402,827
Polyus Gold International, Ltd. GDRΔ*	641,597	1,975,268
Provident Financial PLC	1,710	31,345
Prudential PLC	508,486	6,079,546
Reed Elsevier PLC‡‡	17,027	151,151
Rentokil Initial PLC*‡‡	675,253	921,830
Rexam PLC	262,493	1,797,397
Rio Tinto PLC‡‡	116,721	6,433,470
Rolls-Royce Holdings PLC	496,468	6,448,048
Rotork PLC	66,100	2,166,329
Royal Bank of Scotland Group PLC*‡‡	2,325,874	1,028,265
RSA Insurance Group PLC	262,850	439,765
Sage Group PLC (The)‡‡	25,804	123,489
Segro PLC REIT	12,232	45,939
Smith & Nephew PLC	144,419	1,463,363
Spirax-Sarco Engineering PLC	50,600	1,690,713
SSE PLC‡‡	20,478	435,305
Standard Chartered PLC	397,417	9,916,354
Tate & Lyle PLC‡‡	143,764	1,621,139
TESCO PLC‡‡	1,676,679	8,850,032
Thomas Cook Group PLC	40,467	14,563
TUI Travel PLC‡‡	130,703	410,381
Tullow Oil PLC‡‡	223,088	5,448,742
Unilever PLC	223,356	7,373,748
Vodafone Group PLC‡‡	2,907,323	8,007,693
WM Morrison Supermarkets PLC‡‡	621,762	2,963,613

		197,682,473

Total Foreign Common Stocks (Cost $1,212,736,381)		1,245,943,463

FOREIGN PREFERRED STOCKS — 0.7%
Brazil — 0.0%
Itau Unibanco Holding SA	10,000	191,186

Chile — 0.0%
Embotelladora Andina SA Class A	38,000	178,684

114	See Notes to Schedules of Investments.

	Shares	Value
Embotelladora Andina SA Class B	22,900	$128,542

		307,226

Germany — 0.4%
Hugo Boss AGΔ	11,230	1,294,358
Porsche Automobil Holding SEΔ‡‡	40,688	2,401,264
ProSiebenSat.1 Media AG‡‡	27,737	712,855
Volkswagen AG‡‡	2,052	360,843

		4,769,320

South Korea — 0.3%
LG Electronics, Inc.	77,350	1,672,543
Samsung Electronics Co., Ltd.	3,127	2,194,047

		3,866,590

Total Foreign Preferred Stocks (Cost $8,640,968)		9,134,322

RIGHTS — 0.0%
Bank of Queensland, Ltd.+*	3,840	4,893
Murray & Roberts Holdings, Ltd.Δ*	67,196	88,035

Total Rights (Cost $0)		92,928

WARRANT — 0.0%
Gran Colombia Gold Corporation* (Cost $71,054)	125,436	21,379

MONEY MARKET FUNDS — 15.8%
GuideStone Money Market Fund (GS4 Class)¥	76,186,598	76,186,598
Northern Institutional Liquid Assets Portfolio§	130,568,236	130,568,236

Total Money Market Funds (Cost $206,754,834)		206,754,834

TOTAL INVESTMENTS — 111.8% (Cost $1,428,458,928)		1,462,233,206

	Shares
SECURITIES SOLD SHORT — (5.5)%
Australia — (0.5)%
AMP, Ltd.	(37,948)	(169,813)
APA Group	(40,709)	(215,059)
BlueScope Steel, Ltd.	(874,215)	(357,695)
Boart Longyear, Ltd.	(82,406)	(355,099)
Boral, Ltd.	(30,776)	(128,474)
Bradken, Ltd.	(77,231)	(686,398)
Challenger, Ltd.	(44,300)	(174,375)
DUET Group	(6,436)	(12,133)
Energy Resources of Australia, Ltd.	(68,115)	(91,018)
IOOF Holdings, Ltd.	(54,763)	(327,878)
Myer Holdings, Ltd.	(72,374)	(175,427)
OneSteel, Ltd.	(368,828)	(473,743)
Orica, Ltd.	(8,004)	(231,898)
Perpetual, Ltd.	(6,976)	(183,471)
Seek, Ltd.	(143,415)	(1,045,838)
Seven West Media, Ltd.	(53,706)	(217,519)
Sims Metal Management, Ltd.	(9,475)	(144,178)
Ten Network Holdings, Ltd.	(332,835)	(277,538)
Transfield Services, Ltd.	(155,034)	(398,268)
Transurban Group	(20,500)	(118,916)
Woodside Petroleum, Ltd.	(6,068)	(218,800)
WorleyParsons, Ltd.	(9,529)	(282,596)

		(6,286,134)

Belgium — 0.0%
Umicore SA	(219)	(12,064)

Bermuda — 0.0%
Seadrill, Ltd.	(2,446)	(91,659)

Denmark — (0.1)%
FLSmidth & Co. A/S	(8,133)	(570,819)
Novozymes A/S	(7,895)	(229,938)
Tryg A/S	(5,812)	(327,709)
William Demant Holding A/S*	(973)	(90,682)

		(1,219,148)

Finland — (0.3)%
Fortum OYJ	(3,002)	(72,869)
Konecranes OYJ	(51,595)	(1,355,608)
Nokian Renkaat OYJ	(14,593)	(711,170)
Outokumpu OYJ	(62,169)	(130,426)
Rautaruukki OYJ	(34,362)	(360,673)
YIT OYJ	(34,657)	(745,103)

		(3,375,849)

France — (0.4)%
Accor SA	(8,163)	(291,446)
Alcatel-Lucent*	(23,217)	(52,795)
Alstom SA	(16,341)	(637,696)
EDF SA	(30,235)	(689,954)
Eiffage SA	(1,538)	(59,507)
Lafarge SA	(7,500)	(357,950)
Neopost SA	(2,168)	(139,427)
Renault SA	(16,943)	(893,146)
Vallourec SA	(34,565)	(2,189,730)

		(5,311,651)

Germany — (0.4)%
Commerzbank AG*	(256,422)	(648,758)
Dialog Semiconductor PLC*	(16,239)	(396,668)
Hamburger Hafen Und Logistik AG*	(11,978)	(403,372)
Hochtief AG	(9,419)	(571,454)
K+S AG	(10,567)	(552,809)
Lanxess AG	(8,912)	(736,694)
MTU Aero Engines Holding AG	(3,802)	(306,223)
Sky Deutschland AG*	(82,859)	(229,307)
Symrise AG	(23,916)	(692,163)
ThyssenKrupp AG	(26,625)	(662,793)

		(5,200,241)

Ireland — 0.0%
James Hardie Industries SE	(26,052)	(207,252)

Italy — 0.0%
Fiat Industrial SpA	(4,611)	(49,198)
Finmeccanica SpA	(45,732)	(247,632)
Mediaset SpA	(49,038)	(135,252)

		(432,082)

Japan — (1.3)%
ABC-Mart, Inc.	(1,200)	(45,161)
Advantest Corporation	(18,200)	(286,732)
Aeon Credit Service Co., Ltd.	(4,500)	(70,787)

See Notes to Schedules of Investments.	115

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

	Shares	Value
Chugoku Electric Power Co., Inc. (The)	(8,100)	$(150,413)
Citizen Holdings Co., Ltd.	(19,000)	(120,285)
Daikin Industries, Ltd.	(10,100)	(274,922)
Daiwa Securities Group, Inc.	(52,000)	(205,437)
Denki Kagaku Kogyo KK	(76,000)	(303,927)
Denso Corporation	(3,800)	(126,942)
Disco Corporation	(11,400)	(630,120)
Don Quijote Co., Ltd.	(2,400)	(87,133)
Dowa Holdings Co., Ltd.	(60,000)	(398,695)
Fast Retailing Co., Ltd.	(600)	(136,716)
Fujikura, Ltd.	(42,000)	(140,051)
GS Yuasa Corporation	(130,000)	(713,060)
Hirose Electric Co., Ltd.	(1,000)	(104,990)
Hisamitsu Pharmaceutical Co., Inc.	(1,300)	(61,647)
Hitachi Construction Machinery Co., Ltd.	(40,600)	(898,135)
Hitachi Metals, Ltd.	(37,000)	(459,538)
Isetan Mitsukoshi Holdings, Ltd.	(36,200)	(425,111)
Jafco Co., Ltd.	(13,600)	(329,772)
JS Group Corporation	(4,400)	(92,125)
Kansai Paint Co., Ltd.	(20,000)	(201,764)
Kawasaki Heavy Industries, Ltd.	(49,000)	(149,776)
Keikyu Corporation	(21,000)	(183,690)
Komatsu, Ltd.	(9,000)	(256,506)
Kubota Corporation	(13,000)	(124,864)
Mabuchi Motor Co., Ltd.	(3,100)	(140,637)
Makita Corporation	(9,900)	(397,100)
Matsui Securities Co., Ltd.	(35,500)	(228,603)
Minebea Co., Ltd.	(22,000)	(95,953)
Mitsui OSK Lines, Ltd.	(27,000)	(117,434)
MS&AD Insurance Group Holdings	(4,500)	(92,370)
Murata Manufacturing Co., Ltd.	(9,900)	(586,680)
NGK Insulators, Ltd.	(51,000)	(727,691)
Nidec Corporation	(8,500)	(774,314)
Nintendo Co., Ltd.	(700)	(105,292)
Nippon Steel Corporation	(74,000)	(202,948)
Nippon Television Network Corporation	(780)	(125,053)
Nitori Holdings Co., Ltd.	(550)	(49,704)
Oracle Corporation	(9,900)	(376,169)
OSAKA Titanium Technologies Co.	(11,600)	(442,866)
Rakuten, Inc.	(689)	(721,714)
Ricoh Co., Ltd.	(65,000)	(632,173)
SBI Holdings, Inc.	(2,111)	(199,189)
Showa Denko KK	(60,000)	(136,281)
SMC Corporation	(1,000)	(158,995)
Start Today Co., Ltd.	(6,800)	(125,287)
Sumco Corporation*	(36,900)	(448,934)
Sumitomo Chemical Co., Ltd.	(22,000)	(93,560)
Sumitomo Mitsui Trust Holdings, Inc.	(87,000)	(277,492)
Taiyo Nippon Sanso Corporation	(21,000)	(148,170)
Tobu Railway Co., Ltd.	(24,000)	(127,292)
Toho Titanium Co., Ltd.	(3,900)	(61,395)
Tokyo Broadcasting System Holdings, Inc.	(7,700)	(114,798)
Trend Micro, Inc.	(1,100)	(33,796)
Tsumura & Co.	(6,900)	(199,322)
Ushio, Inc.	(18,200)	(255,728)
Yahoo! Japan Corporation	(1,805)	(584,003)
Yakult Honsha Co., Ltd.	(5,000)	(171,862)
Yaskawa Electric Corporation	(41,000)	(385,381)

		(16,316,485)

Liberia — 0.0%
Royal Caribbean Cruises, Ltd.	(8,768)	(257,278)

Luxembourg — (0.1)%
Oriflame Cosmetics SA SDR	(18,740)	(722,033)

Netherlands — (0.3)%
Fugro NV	(22,605)	(1,610,530)
Imtech NV	(7,441)	(237,881)
Koninklijke Philips Electronics NV	(21,000)	(425,719)
QIAGEN NV*	(19,204)	(299,026)
Randstad Holding NV	(26,546)	(1,001,595)
SBM Offshore NV	(35,874)	(733,231)
Wolters Kluwer NV	(6,095)	(115,431)

		(4,423,413)

Papua New Guinea — 0.0%
Oil Search, Ltd.	(57,947)	(418,371)

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA	(17,430)	(446,101)

Sweden — (0.4)%
Assa Abloy AB Class B	(13,264)	(416,618)
Elekta AB	(10,717)	(542,508)
Hexagon AB	(83,147)	(1,613,724)
Husqvarna AB	(169,301)	(1,021,313)
Modern Times Group AB	(19,129)	(1,053,630)
SSAB AB	(65,880)	(622,871)

		(5,270,664)

Switzerland — (0.3)%
Clariant AG	(38,975)	(537,973)
Dufry AG*	(1,279)	(167,190)
Informa PLC	(48,109)	(339,733)
Nobel Biocare Holding AG	(39,687)	(496,362)
Sonova Holding AG	(13,150)	(1,461,111)
Swiss Re AG*	(1,886)	(120,448)
Temenos Group AG*	(39,248)	(726,090)

		(3,848,907)

United Kingdom — (1.4)%
Admiral Group PLC	(54,541)	(1,035,511)
Aegis Group PLC	(84,212)	(248,918)
Aggreko PLC	(4,505)	(162,128)
AMEC PLC	(43,008)	(762,202)
Antofagasta PLC	(67,126)	(1,236,870)
Burberry Group PLC	(34,417)	(824,092)
Capita PLC	(64,494)	(755,628)
Carnival PLC	(3,816)	(121,951)
Electrocomponents PLC	(19,804)	(78,494)
Firstgroup PLC	(12,958)	(49,266)
Home Retail Group PLC	(356,876)	(650,733)
ICAP PLC	(3,412)	(21,437)
IMI PLC	(34,787)	(541,112)
International Power PLC	(118,143)	(765,322)
Intertek Group PLC	(16,341)	(656,306)
Invensys PLC	(152,751)	(486,203)
Johnson Matthey PLC	(7,256)	(273,783)
Lonmin PLC	(18,502)	(302,448)
Man Group PLC	(908,888)	(1,959,662)
Michael Page International PLC	(39,971)	(306,879)

116	See Notes to Schedules of Investments.

	Shares	Value
Next PLC	(4,974)	$(237,323)
Old Mutual PLC	(151,013)	(383,088)
Rolls-Royce Holdings PLC	(8,889)	(115,449)
Smiths Group PLC	(15,465)	(260,224)
Standard Chartered PLC	(4,660)	(116,276)
Subsea 7 SA	(39,776)	(1,053,290)
Travis Perkins PLC	(51,143)	(882,650)
Vedanta Resources PLC	(43,751)	(859,345)
Weir Group PLC (The)	(70,204)	(1,980,804)
Whitbread PLC	(18,796)	(554,380)

		(17,681,774)

Total Securities Sold Short (Cost $(71,037,156))		(71,521,106)

Liabilities in Excess of Other Assets — (6.3)%		(83,156,353)

NET ASSETS — 100.0%		$1,307,555,747

Please see abbreviation and footnote definitions beginning on page 119.

PORTFOLIO SUMMARY (based on net assets)

	%
Financial	18.2
Money Market Funds	15.8
Technology	14.2
Consumer Discretionary	13.7
Materials & Processing	13.1
Energy	9.4
Futures Contracts	9.3
Producer Durables	8.7
Health Care	7.5
Consumer Staples	6.6
Utilities	3.8
Foreign Preferred Stocks	0.7
Rights/Warrant	—	**
Foreign Bond	—	**
Forward Foreign Currency Contracts	(0.9)
Securities Sold Short	(5.5)

	114.6

**	Rounds to less than 0.005%.

See Notes to Schedules of Investments.	117

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

VALUATION HIERARCHY

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities:
Foreign Bond	$286,280	$—	$286,280	$—
Foreign Common Stocks	1,245,943,463	1,244,951,520	—	991,943
Foreign Preferred Stocks	9,134,322	9,134,322	—	—
Money Market Funds	206,754,834	206,754,834	—	—
Warrant	21,379	21,379	—	—
Rights	92,928	88,035	—	4,893

Total Assets — Investments in Securities	$1,462,233,206	$1,460,950,090	$286,280	$996,836

Other Financial Instruments***
Forward Foreign Currency Contracts	$783,460	$—	$783,460	$—

Total Assets — Other Financial Instruments	$783,460	$—	$783,460	$—

Liabilities:
Investments in Securities:
Securities Sold Short	$(71,521,106)	$(71,521,106)	$—	$—

Total Liabilities — Investments in Securities	$(71,521,106)	$(71,521,106)	$—	$—

Other Financial Instruments***
Futures Contracts	$(1,822,874)	$(1,822,874)	$—	$—

Total Liabilities — Other Financial Instruments	$(1,822,874)	$(1,822,874)	$—	$—

***	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment. Details of these investments can be found in the Notes to Schedules of Investments.

Management has determined that the amount of Level 3 assets compared to total net assets is not material; therefore, the reconciliation of Level 3 assets is not shown for the period ending March 31, 2012.

118	See Notes to Schedules of Investments.

ABBREVIATIONS AND FOOTNOTES

INVESTMENT ABBREVIATIONS:

ADR	—	American Depository Receipt
AGM	—	Assured Guaranty Municipal Corporation
AMBAC	—	American Municipal Bond Assurance Corporation
BDR	—	Brazilian Depository Receipt
CONV	—	Convertible
ETF	—	Exchange Traded Fund
ETN	—	Exchange Traded Note
GDR	—	Global Depository Receipt
IO	—	Interest Only (Principal amount shown is notional)
LLC	—	Limited Liability Company
LP	—	Limited Partnership
PIK	—	Payment-in-Kind Bonds
PIPE	—	Private Investment in Public Equity
PLC	—	Public Limited Company
PO	—	Principal Only
REIT	—	Real Estate Investment Trust
STEP	—	Stepped Coupon Bonds: Interest rates shown reflect
the rates currently in effect.
STRIP	—	Stripped Security
TBA	—	To be announced.
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of March 31, 2012, the total market values and percentages of net assets for 144A securities by fund were as follows:

Fund	Value of 144A Securities	Percentage of Net Assets
Low-Duration Bond	$148,775,416	19.23%
Medium-Duration Bond	117,271,625	12.99
Extended-Duration Bond	30,796,851	7.34
Global Bond	23,200,062	12.51
Defensive Market Strategies	15,424,824	4.43
Small Cap Equity	2,625,143	0.57
International Equity	3,441,072	0.26

INVESTMENT FOOTNOTES:

‡‡	—	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap contracts.
@	—	Illiquid.
*	—	Non-income producing security.
#	—	Security in default.
§	—	Security purchased with the cash proceeds from securities loaned.
†	—	Variable rate security. Interest rates shown reflect the rates currently in effect. Maturity date for money market instruments is the date of the next interest rate reset.
Ω	—	Interest rates shown reflect the effective yields as of March 31, 2012.
	¥—	Affiliated fund.
Δ	—	Security either partially or fully on loan.
+	—	Security is valued at fair value. As of March 31, 2012, the total market values and percentages of net assets for Fair Valued securities by fund were as follows:

Fund	Value of Fair Valued Securities	Percentage of Net Assets
Low-Duration Bond	$2,046,598	0.26%
Medium-Duration Bond	1,431,151	0.16
Global Bond	150,012	0.08
Equity Index	—	0.00
Small Cap Equity	2,240,792	0.48
International Equity	996,836	0.08

119

ABBREVIATIONS AND FOOTNOTES

FOREIGN BOND FOOTNOTES:

(A)	—	Par is denominated in Australian Dollars (AUD).
(B)	—	Par is denominated in Brazilian Real (BRL).
(C)	—	Par is denominated in Canadian Dollars (CAD).
(E)	—	Par is denominated in Euro (EUR).
(G)	—	Par is denominated in Singapore Dollars (SGD).
(K)	—	Par is denominated in Norwegian Krone (NOK).
(M)	—	Par is denominated in Mexican Pesos (MXN).
(N)	—	Par is denominated in Indonesian Rupiahs (IDR).
(P)	—	Par is denominated in Peruvian Nuevos Soles (PEN).
(R)	—	Par is denominated in Malaysian Ringgits (MYR).
(S)	—	Par is denominated in South African Rand (ZAR).
(U)	—	Par is denominated in British Pounds (GBP).
(W)	—	Par is denominated in South Korean Won (KRW).
(Z)	—	Par is denominated in New Zealand Dollars (NZD).
COUNTERPARTY ABBREVIATIONS:
ADV	—	Counterparty to contract is Advantage Investments.
BAR	—	Counterparty to contract is Barclays Capital.
BNP	—	Counterparty to contract is BNP Paribas.
BOA	—	Counterparty to contract is Bank of America.
CITI	—	Counterparty to contract is Citibank NA London.
CITIC	—	Counterparty to contract is Citicorp.
CS	—	Counterparty to contract is Credit Suisse International.
DEUT	—	Counterparty to contract is Deutsche Bank AG.
GSC	—	Counterparty to contract is Goldman Sachs Capital Markets, LP.
HKSB	—	Counterparty to contract is Hong Kong & Shanghai Bank.
HSBC	—	Counterparty to contract is HSBC Securities.
JPM	—	Counterparty to contract is JP Morgan Chase Bank.
KS	—	Counterparty to contract is Knight Securities.
MLCS	—	Counterparty to contract is Merrill Lynch Capital Services, Inc.
MSCS	—	Counterparty to contract is Morgan Stanley Capital Services.
RBC	—	Counterparty to contract is Royal Bank of Canada.
RBS	—	Counterparty to contract is Royal Bank of Scotland.
SG	—	Counterparty to contract is Societe Generale.
SS	—	Counterparty to contract is State Street Global Markets.
UBS	—	Counterparty to contract is UBS AG.

120

(This page intentionally left blank)

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

1. Valuation of Securities

The Funds (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale or official close price, at the closing bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time when the foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by or under the direction of the Board of Trustees of the Trust (the “Board of Trustees”). Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price.

Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and ask prices available. Asset-backed and mortgage-backed securities are generally valued at the last bid price, if available. Certain debt securities may be valued on the basis of broker quotations, valuations provided by a pricing service which may use a matrix, formula or other objective methods that take into consideration market indices, matrices, yield curves and other specific adjustments or by a sub-adviser using various methodologies approved by the Board of Trustees.

Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and ask prices; those maturing in 60 days or less are generally valued at amortized cost which approximates current market value in accordance with Rule 2a-7 of the 1940 Act.

Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market.

Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded.

Options, rights and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options, rights and warrants not traded on a national securities exchange are valued at the last quoted bid price.

Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty.

To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees. Due to the potential excessive volatility at the time valuations are developed, pricing techniques may materially vary from the actual amounts realized upon sale of the securities.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its NAV if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. If a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, a Valuation Committee meeting may be called. The Trust uses Interactive Data Corporation (“IDC”) as a third party fair valuation vendor. IDC provides a fair value for foreign equity securities held by the Trust based on certain factors and methodologies applied by IDC in the event that there is movement in the U.S. market that exceeds a specific threshold established by the Valuation Committee in consultation with, and approved by, the Board of Trustees. Such methodologies generally involve tracking valuation correlations between the U.S. market and each non-U.S. security. As part of the valuation procedures, a “confidence interval” is used, when the threshold is exceeded, to determine the level of correlation between the value of a foreign equity security and movements in the U.S.

market before a particular security will be fair valued. In the event that the threshold established by the Valuation Committee is exceeded on a specific day, the Trust will typically value non-U.S. equity securities in its portfolio that exceed the applicable confidence interval based upon the fair values provided by IDC.

The Asset Allocation and Date Target Funds value their investments in the underlying Select Funds daily at the closing NAV of each respective Select Fund.

The Financial Accounting Standards Board’s (“FASB”) “Fair Value Measurements and Disclosures” defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorizations of fair value measurements, and the criteria used to determine each categorization, are as follows:

Level 1	–	quoted prices in active markets for identical securities which include:

Equity securities, including restricted securities, for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded; and

Investments in open-end mutual funds, including the GuideStone Funds and the Northern Institutional Liquid Assets Portfolio, which are valued at their closing net asset value each business day.

Level 2	–	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) which include:

Equity securities for which there were no sales or closing prices for that day, that are valued at the last quoted bid price or that may be valued using the last available price;

Foreign equity securities for which a Significant Event has occurred and a fair value price is provided by IDC;

Debt securities, including restricted securities that are valued based on evaluated quotations received from independent pricing. For corporate bonds, pricing services that utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices; and

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available and are valued at amortized cost.

Level 3	–	prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) which include:

Restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used; and

Debt securities, including restricted securities that are valued based on evaluated quotations received from dealers who make markets in such securities.

Valuation levels are not necessarily an indication of the risk associated with investing in those securities and changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Management has determined that the amount of transfers between Level 1 and Level 2 and between Level 2 and Level 3 compared to total net assets of the applicable Funds is not material; therefore, the transfers between Level 1 and Level 2 and between Level 2 and Level 3 are not shown for the period ending March 31, 2012.

a. Equity Linked Securities

The Defensive Market Strategies Fund invests in equity-linked securities. Equity-linked securities are hybrid financial instruments that generally combine both debt and equity characteristics into a single note form. Income received from equity linked securities will be recorded as realized gains in the Statement of Operations and may be based on the performance of an underlying equity security, an equity index, or an option position. The risks of investing in equity-linked securities include unfavorable price movements in the underlying security and the credit risk of the issuing financial institution. There may be no guarantee of a return of principal with equity linked securities and the appreciation potential may be limited. Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.

b. Fixed Income Securities

The Bond Funds, Defensive Market Strategies Fund and the Small Cap Equity Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities. Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

“TBA” (to be announced) purchase commitments are commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund’s other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described in the section entitled “Valuation of Securities”.

During the period ended March 31, 2012, the Low-Duration Bond Fund and Medium-Duration Bond Fund entered into dollar roll transactions, pursuant to which they sell a mortgage-backed TBA or security and simultaneously purchase a similar, but not identical, TBA with the same issuer, rate and terms. The Funds may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Funds account for dollar roll transactions as purchases and sales, which has the effect of increasing their portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Funds may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts.

TBA sale commitments are commitments to sell mortgage-backed securities for a fixed price at a future date. TBAs may be considered securities in themselves and involve a risk of loss if the value of the security to be sold increases prior to settlement date of the Fund’s other assets.

U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

The U.S. Treasury has historically had the authority to purchase obligations of Fannie Mae and Freddie Mac (collectively, the “GSEs”). However, in 2008, due to capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend the GSEs emergency funds and to purchase their stock. In September 2008, those capital concerns led the U.S. Treasury and the Federal Housing Finance Authority (“FHFA”) to announce that the GSEs had been placed in conservatorship.

Since that time, the GSEs have received significant capital support through U.S. Treasury preferred stock purchases, as well as Treasury and Federal Reserve purchases, of their mortgage backed securities (“MBS”). The FHFA and the U.S. Treasury (through its agreement to purchase GSE preferred stock) have imposed strict limits on the size of their mortgage portfolios. While the MBS purchase programs ended in 2010, the U.S. Treasury announced in December 2009 that it would continue its support for the entities’ capital as necessary to prevent a negative net worth through at least 2012. While the U.S. Treasury is committed to offset negative equity at the GSEs through its preferred stock purchases through 2012, no assurance can be given that the Federal Reserve, U.S. Treasury, or FHFA initiatives will ensure that the GSEs will remain successful in meeting their obligations with respect to the debt and MBS they issue beyond that date.

The problems faced by the GSEs resulting in their being placed into federal conservatorship and receiving significant U.S. Government support have sparked serious debate among federal policy makers regarding the continued role of the U.S. Government in providing liquidity for mortgage loans. The Obama Administration produced a report to Congress on February 11, 2011 outlining a proposal to wind down the GSEs by increasing their guarantee fees, reducing their conforming loan limits (the maximum amount of each loan they are authorized to purchase), and continuing progressive limits on the size of their investment portfolio. Congress is currently considering several pieces of legislation that would reform the GSEs and possibly wind down their existence, addressing portfolio limits and guarantee fees, among other issues.

Based on quarterly loss figures, in August 2011, both GSEs requested additional support from the U.S. Treasury (Fannie Mae requested $2.8 billion and Freddie Mac requested $1.5 billion, net of dividend payments to the U.S. Treasury). In November 2011, Freddie Mac also requested an additional $6 billion in aid from the U.S. Treasury. Further, when a ratings agency down graded long-term U.S. government debt in August 2011, the agency also down graded the GSEs’ bond ratings, from AAA to AA+, based on their direct reliance on the U.S. Government (although that rating did not directly relate to their MBS). The U.S. Government’s commitment to ensure that the GSEs have sufficient capital to meet their obligations is, however, unaffected by the down grade.

Serious discussions among policymakers continue, however, as to whether the GSEs should be nationalized, privatized, restructured, or eliminated altogether. Fannie Mae and Freddie Mac also are the subject to several continuing legal actions and investigations over certain accounting, disclosure or corporate governance matters, which (along with any resulting financial restatements) may continue to have an adverse effect on the guaranteeing entities. Importantly, the future of the GSEs is in serious question as the U.S. Government considers multiple options.

Importantly, the future of the GSEs is in serious question as the U.S. Government considers multiple options.

c. Foreign Currency Translations

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

d. Loan Participations

The Bond Funds and the Small Cap Equity Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate borrowers. A Fund’s investments in loans may be in the form of participations in loans. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower.

e. Master Limited Partnerships

Master limited partnerships (“MLPs”) are publicly traded companies organized as limited partnerships or limited liability companies and treated as partnerships for U.S. federal tax purposes. MLPs combine the tax Advantages of a partnership with the liquidity of a publicly traded stock. MLP income is generally not Subject to entity-level tax. Instead, an MLP’s income, gain, loss, deductions, and other tax items pass through to common unitholders. If tax were to be required to be paid by the MLP at the entity level, the value of the MLP interests held by the Fund would be expected to decrease. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent that the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD. However, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD paid to both common and subordinated units is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive Distributions if the general partner operates the business in a manner that results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. A common arrangement provides that the general partner can reach a tier where it receives 50% of every incremental dollar paid to common and subordinated unit holders. These incentive distributions encourage the general partner to streamline costs, increase capital expenditures, and acquire assets in order to increase the partnership’s cash flow and raise the quarterly cash distribution in order to reach higher tiers. Such results benefit all security holders of the MLP.

f. PIPEs

The Small Cap Equity Fund invests in Private Investment in Public Equity (“PIPE”) securities. PIPES involve the purchase of securities directly from a publicly traded company by a Fund. PIPES are restricted securities and cannot be immediately resold into the public markets. These investments are valued at fair value as determined in accordance with the procedures approved by the Board of Trustees. Risks include the potential decline in the value of the publicly traded company, the potential dilution of shareholder equity and the inability of the Fund to liquidate the position quickly.

g. REITs

The Real Estate Securities Fund invests substantial assets in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general.

Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

h. Repurchase Agreements

Each Fund may agree to purchase securities from financial institutions subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. It is the Fund’s policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund’s custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

i. Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by cash equivalents deposited in an account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss; and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs.

The Equity Funds may sell short exchange-listed equity futures contracts to reduce market exposure. The Date Target Funds, Asset Allocation Funds, Bond Funds and Small Cap Equity Fund may sell short U.S. Treasury securities and exchange-listed U.S. Treasury futures contracts to reduce market exposure. The Low-Duration Bond and Medium-Duration Bond Funds will occasionally enter into a short sale to initiate a dollar roll transaction. The Defensive Market Strategies Fund may establish short positions in stocks of companies with a market value of up to 30% of the Fund’s assets. The International Equity Fund may establish short positions in stocks of foreign companies with a market value of up to 5% of the Fund’s assets.

At March 31, 2012, the value of securities sold short in the Defensive Market Strategies and International Equity Fund amounted to $36,558,703 and $71,521,106, respectively.

j. Security Transactions, Income and Realized Gains and Losses

Security transactions are accounted for on the date securities are purchased or sold (the trade date).

2. Derivative Financial Instruments

The Funds may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ exposure may include future claims that may be made against the Funds that have not yet occurred.

Financial Futures Contracts — The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, demonstrating purchase of securities or gaining market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Foreign Currency Options and Futures — The Bond Funds, Defensive Market Strategies Fund, Small Cap Equity Fund and International Equity Fund may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

Forward Foreign Exchange Contracts — Certain Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options — Certain Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and that party’s ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Options purchased are recorded as an asset, and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised,

the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed-rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked-to-market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the associated option and swap contract amounts reported in the Statement of Assets and Liabilities. The Funds bear the market risk arising from any change in index values or interest rates.

Swap Agreements — Each Select Fund, except the Money Market Fund, may enter into swap agreements. The Defensive Market Strategies Fund and Equity Funds may enter into equity swap contracts and the Bond Funds and the Small Cap Equity Fund may enter into interest rate and credit default swaps. The Bond Funds and International Equity Fund may enter into cross-currency swaps, and each Select Fund may enter into total return swaps.

Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A swap may be entered into in order to, among other things, change the maturity of a Fund’s portfolio, to protect a Fund’s value from changes in interest rates, to expose a Fund to a different security or market, or to help a Fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a Fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index (or the risk that the counterparty will not fulfill its obligation under the agreement). Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements, securities are set aside as collateral by the Fund’s custodian.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by the Fund’s sub-adviser.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Certain of the Fund’s derivative agreements contain provisions that require the Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over one-month, three-month and 12-month periods. If a Fund were to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. For the period ended March 31, 2012, all of the Funds maintained the required level of net assets and/or the NAV of the Fund did not decline below the limits set forth in the derivative agreements.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

Credit Default Swaps — Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Any upfront payments made or received upon entering a credit default swap contract are treated as part of the cost and are reflected as part of the unrealized gain (loss) on valuation. Upon termination of the swap contract, the amount included in the cost is reversed and becomes part of the swap’s realized gain (loss).

The sub-advisers monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of its ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a credit default swap increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. Any current or future declines in the fair value of the swap may be partially offset by upfront payments received by the Fund as a seller of protection if applicable. The change in value is recorded within unrealized appreciation (depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain (loss) is recorded.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps involve greater risks than if the Funds had invested in the referenced obligation directly. In addition to general market risks, credit default swaps are subject to liquidity risk and counterparty credit risk. The Funds enter into credit default swaps with counterparties meeting defined criteria for financial strength. A buyer also may lose its investment and recover nothing should a credit event not occur. If a credit event did occur, the value of the referenced obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value.

Exchange Traded Swap Agreements — Exchange traded swaps are either interest rate or credit default swap agreements brokered by the Chicago Mercantile Exchange (the “CME”) where the CME is the counterparty to both the buyer and seller of protection. Exchange traded swaps involve a lesser degree of risk because the CME, as counterparty, monitors risk factors for the involved parties. Exchange traded swaps are subject to general market risks and to liquidity risk. Pursuant to the agreement, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract (the “Margin”) and daily interest on the margin. In the case of exchange traded interest rate swaps, the daily settlement also includes the daily portion of interest. Such payments are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

Exchange traded swaps require no payments at the beginning of the measurement period nor are there liquidation payments at the termination of the swap.

Cross-Currency Swap Agreements — Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows but only for exchanging interest cash flows.

Interest Rate Swap Agreements — Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements — Total return swap agreements on commodities involve commitments where exchanged cash flows are based on the price of a commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

FASB “Derivatives and Hedging” includes required disclosure for (i) the nature and terms of the derivative, reasons for entering into the derivative, the events or circumstances that would require the seller to perform under the derivative, and the current status of the payment/performance risk of the derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the derivative, (iii) the fair value of the derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. FASB “Guarantees” require additional disclosures about the current status of the payment/performance risk of a guarantee. All of this information has been incorporated for the current period as part of the Schedules of Investments within the Swap agreements outstanding disclosure and in the Notes to Financial Statements.

As of March 31, 2012, the Low-Duration Bond Fund and the Medium-Duration Bond Fund are the buyers (“receiving protection”) on a total notional amount of $42,954,193 and $48,554,000, respectively, and the sellers (“providing protection”) on a total notional amount of $700,000 and $15,950,000, respectively. The notional amounts of the swaps are not recorded in the financial statements; however, the notional amount does approximate the maximum potential amount of future payments that the Funds could be required to make if the Funds were the seller of protection and a credit event were to occur. Those credit default swaps for which the Funds are providing protection at balance sheet date are summarized as follows:

Written Credit Derivative Contracts	Single Name Credit Default Swaps		Credit Default Swap Index
Reference Asset	Corporate Debt	Sovereign Debt	Asset-Backed Securities	Corporate Debt	Total
Low-Duration Bond Fund
Fair value of written credit derivatives	$3,613	$—	$—	$—	$3,613
Maximum potential amount of future payments	700,000	—	—	—	700,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—
Medium-Duration Bond Fund
Fair value of written credit derivatives	$(164,037)	$(402)	$76,255	$—	$(88,184)
Maximum potential amount of future payments	5,000,000	1,000,000	9,950,000	—	15,950,000

Written Credit Derivative Contracts	Single Name Credit Default Swaps		Credit Default Swap Index
Reference Asset	Corporate Debt	Sovereign Debt	Asset-Backed Securities	Corporate Debt	Total
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)	—	—	—	—	—
Collateral held by the Funds or other third parties which the Funds can obtain upon occurrence of triggering event	—	—	—	—	—

The credit spread disclosed below for each referenced obligation where the Funds are the seller of protection is a representation of the current payment/performance risk of the swap.

	Maximum Potential Amount of Future Payments by Contract Term
Current credit spread on underlying (in basis points)	0-6 Months	6-12 Months	1-5 Years	5-10 Years	More Than 10 Years	Total
Low-Duration Bond Fund
0 - 100	$—	$—	$700,000	$—	$—	$700,000
101 - 250	—	—	—	—	—	—
251 - 500	—	—	—	—	—	—
501 - 1,000	—	—	—	—	—	—
Greater than 1,000	—	—	—	—	—	—

Total	$—	$—	$700,000	$—	$—	$700,000

Medium-Duration Bond Fund
0 - 100	$—	$—	$10,850,000	$—	$—	$10,850,000
101 - 250	—	—	—	1,000,000	—	1,000,000
251 - 500	—	—	—	4,100,000	—	4,100,000
501 - 1,000	—	—	—	—	—	—
Greater than 1,000	—	—	—	—	—	—

Total	$—	$—	$10,850,000	$5,100,000	$—	$15,950,000

Derivative Holdings Categorized by Risk Exposure

FASB “Derivatives and Hedging” also requires all companies to disclose information intended to enable financial statement users to understand how and why the entity uses derivative instruments, how derivatives are accounted for, and how derivative instruments affect the entity’s financial position, results of operations, and cash flows.

	Asset Derivative Value
Fund	Total Value at 03/31/12	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
MyDestination 2005
Futures	$6,186	$695	$—	$—	$5,491

MyDestination 2015
Futures	$37,456	$(8,000)	$—	$—	$45,456

MyDestination 2025
Futures	$42,566	$(4,781)	$—	$—	$47,347

MyDestination 2035
Futures	$23,001	$656	$—	$—	$22,345

MyDestination 2045
Futures	$17,262	$(1,266)	$—	$—	$18,528

	Asset Derivative Value
Fund	Total Value at 03/31/12	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Conservative Allocation
Futures	$8,317	$(1,406)	$—	$—	$9,723

Balanced Allocation
Futures	$183,312	$(87,633)	$—	$—	$270,945

Growth Allocation
Futures	$228,417	$(34,383)	$—	$—	$262,800

Aggressive Allocation
Futures	$268,993	$—	$—	$—	$268,993

Conservative Allocation I
Futures	$1,248	$(312)	$—	$—	$1,560

Balanced Allocation I
Futures	$38,544	$(20,929)	$—	$—	$59,473

Growth Allocation I
Futures	$65,706	$(7,672)	$—	$—	$73,378

Aggressive Allocation I
Futures	$42,471	$—	$—	$—	$42,471

Low-Duration Bond
Forwards	$697,944	$—	$697,944	$—	$—
Futures	(12,295)	(12,295)	—	—	—
Swaps	1,961,326	585,441	—	1,375,885	—

Totals	$2,646,975	$573,146	$697,944	$1,375,885	$—

Medium-Duration Bond
Forwards	$716,418	$—	$716,418	$—	$—
Futures	(705,670)	(705,670)	—	—	—
Purchased Options	96,563	96,563	—	—	—
Swaps	2,141,057	1,796,403	—	344,654	—

Totals	$2,248,368	$1,187,296	$716,418	$344,654	$—

Inflation Protected Bond
Futures	$(35,273)	$(35,273)	$—	$—	$—

Global Bond Fund
Forwards	$887,205	$—	$887,205	$—	$—
Futures	(13,916)	(13,916)	—	—	—
Purchased Options	31,234	—	31,234	—	—

Total	$904,523	$(13,916)	$918,439	$—	$—

	Asset Derivative Value
Fund	Total Value at 03/31/12	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Defensive Market Strategies
Forwards	$39	$—	$39	$—	$—
Futures	194,129	—	—	—	194,129
Purchased Options	34,926	—	—	—	34,926

Total	$229,094	$—	$39	$—	$229,055

Equity Index
Futures	$318,787	$—	$—	$—	$318,787

Real Estate Securities
Futures	$20,150	$—	$—	$—	$20,150

Value Equity
Futures	$818,899	$—	$—	$—	$818,899

Growth Equity Fund
Futures	$1,218,828	$—	$—	$—	$1,218,828

Small Cap Equity
Forwards	$4,749	$—	$4,749	$—	$—
Futures	1,136,563	625	—	—	1,135,938
Purchased Options	40,344	40,344	—	—	—

Total	$1,181,656	$40,969	$4,749	$—	$1,135,938

International Equity
Forwards	$1,877,413	$—	$1,877,413	$—	$—
Futures	(1,698,717)	—	(169,625)	—	(1,529,092)

Total	$178,696	$—	$1,707,788	$—	$(1,529,092)

	Liability Derivative Value
Fund	Total Value at 03/31/12	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Low-Duration Bond
Forwards	$1,527,854	$—	$1,527,854	$—	$—
Futures	(2,953)	(2,953)	—	—	—
Written Options	413,315	413,315	—	—	—
Swaps	149,557	20,966	—	128,591	—

Totals	$2,087,773	$431,328	$1,527,854	$128,591	$—

Medium-Duration Bond
Forwards	$1,042,510	$—	$1,042,510	$—	$—
Futures	(598,788)	(598,788)	—	—	—
Written Options	550,776	550,776	—	—	—
Swaps	763,634	135,575	—	628,059	—

Totals	$1,758,132	$87,563	$1,042,510	$628,059	$—

Inflation Protected Bond
Futures	$(340,787)	$(340,787)	$—	$—	$—

Global Bond
Forwards	$1,705,562	$—	$1,705,562	$—	$—
Futures	(69,739)	(69,739)	—	—	—

Totals	$1,635,823	$(69,739)	$1,705,562	$—	$—

	Liability Derivative Value
Fund	Total Value at 03/31/12	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts
Defensive Market Strategies
Forwards	$16,705	$—	$16,705	$—	$—
Written Options	25,080	—	—	—	25,080

Totals	$41,785	$—	$16,705	$—	$25,080

Small Cap Equity
Forwards	$36,365	$—	$36,365	$—	$—
Futures	(24,121)	(24,121)	—	—	—
Written Options	33,016	33,016	—	—	—

Totals	$45,260	$8,895	$36,365	$—	$—

International Equity
Forwards	$1,093,953	$—	$1,093,953	$—	$—
Futures	124,157	—	—	—	124,157

Totals	$1,218,110	$—	$1,093,953	$—	$124,157

Volume of Derivative Transactions

The table below summarizes the average balance of derivative holdings by fund during the period ended March 31, 2012. The average balance of derivatives held is indicative of the trading volume of each Fund.

	Asset Derivative Volume
	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Purchased Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
MyDestination 2005	$—	$1,292,939	$—	$—
MyDestination 2015	—	4,606,771	—	—
MyDestination 2025	—	4,944,029	—	—
MyDestination 2035	—	3,024,974	—	—
MyDestination 2045	—	2,025,610	—	—
Conservative Allocation	—	4,433,056	—	—
Balanced Allocation	—	24,611,801	—	—
Growth Allocation	—	16,999,036	—	—
Aggressive Allocation	—	13,627,896	—	—
Conservative Allocation I	—	978,087	—	—
Balanced Allocation I	—	5,792,032	—	—
Growth Allocation I	—	3,573,391	—	—
Aggressive Allocation I	—	2,405,948	—	—
Low-Duration Bond	27,397,470	141,364,669	—	68,629,374
Medium-Duration Bond	39,656,153	50,897,597	32,198	145,935,771
Inflation Protected Bond		23,271,399		—
Global Bond	40,039,449	3,542,841	25,910	—
Defensive Market Strategies	414,302	7,465,649	43,674	—
Equity Index	—	10,568,817	—	—
Real Estate Securities	—	5,418,769	—	—
Value Equity	—	24,139,370	—	—
Growth Equity	—	50,850,330	—	—
Small Cap Equity	13,854	64,093,949	13,854	—
International Equity	189,221,400	170,826,447	—	—

	Liability Derivative Volume
	Forward Foreign Currency Contracts (Average Cost)	Futures Contracts (Average Notional Value)	Written Option Contracts (Average Notional Cost)	Swap Contracts (Average Notional Amount)
Low-Duration Bond	$90,873,208	$20,870,549	$70,381	$—
Medium-Duration Bond	81,302,021	62,330,421	88,376	—
Inflation Protected Bond		17,556,661	—	—
Global Bond	39,174,564	6,067,298	—	—
Defensive Market Strategies	3,205,887	—	10,729	—
Small Cap Equity	11,783	10,924,831	11,783	—
International Equity	198,445,170	35,341,590	—	—

3. SECURITIES LENDING

Through an agreement with The Northern Trust Company (“Northern Trust”) (the Funds’ custodian) the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. The Select Funds receive cash or U.S. government securities as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The Funds continue to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term money market fund of Northern Trust, an affiliate of the Funds, that invests in securities that satisfy the quality requirements of Rule 2a-7 and have short maturities. At March 31, 2012, the market values of loaned securities and collateral received were as follows:

Fund	Value of Securities Loaned	Value of Cash Collateral	Value of Non-cash Collateral	Total Value of Collateral
Money Market	$28,161,632	$28,747,038	$—	$28,747,038
Low-Duration Bond	58,311,892	55,479,195	—	55,479,195
Medium-Duration Bond	79,685,552	81,291,353	1,066,844	82,358,197
Extended-Duration Bond	25,138,864	25,643,371	1,229,752	26,873,123
Inflation Protected Bond	3,958,895	6,402,997	—	6,402,997
Global Bond	33,212,960	35,626,937	24,017	35,650,954
Defensive Market Strategies	46,193,719	54,047,337	230,065	54,277,402
Equity Index	15,291,626	16,622,665	217,491	16,840,156
Real Estate Securities	36,922,707	33,829,269	—	33,829,269
Value Equity	55,607,712	68,235,410	—	68,235,410
Growth Equity	96,898,244	110,902,066	1,769,418	112,671,484
Small Cap Equity	142,474,960	144,675,569	1,859,097	146,534,666

4. FINANCIAL FUTURES CONTRACTS

Investments as of March 31, 2012, included cash and securities that were valued and pledged as collateral to cover initial margin deposits. The market value of the open futures contracts is as follows:

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter-party	Net Unrealized Appreciation (Depreciation) on Futures
MyDestination 2005 Fund
MSCI EAFE Index E-Mini	06/2012	2	$154,160	GSC	$1,263
MSCI Emerging Markets E-Mini	06/2012	1	51,960	GSC	(875)
S&P 500® E-Mini	06/2012	7	491,120	GSC	5,103
5-Year U.S. Treasury Note	06/2012	8	980,312	GSC	695

			$1,677,552		$6,186

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter-party	Net Unrealized Appreciation (Depreciation) on Futures
MyDestination 2015 Fund
MSCI EAFE Index E-Mini	06/2012	11	$847,880	GSC	$6,288
MSCI Emerging Markets E-Mini	06/2012	5	259,800	GSC	(4,377)
S&P 500® E-Mini	06/2012	29	2,034,640	GSC	43,545
10-Year U.S. Treasury Note	06/2012	15	1,942,266	GSC	(8,000)

			$5,084,586		$37,456

MyDestination 2025 Fund
MSCI EAFE Index E-Mini	06/2012	14	$1,079,120	GSC	$4,794
MSCI Emerging Markets E-Mini	06/2012	7	363,720	GSC	(6,128)
S&P 500® E-Mini	06/2012	36	2,525,760	GSC	48,681
10-Year U.S. Treasury Note	06/2012	12	1,553,812	GSC	(4,781)

			$5,522,412		$42,566

MyDestination 2035 Fund
MSCI EAFE Index E-Mini	06/2012	11	$847,880	GSC	$3,855
MSCI Emerging Markets E-Mini	06/2012	5	259,800	GSC	(4,377)
S&P 500® E-Mini	06/2012	30	2,104,800	GSC	22,867
10-Year U.S. Treasury Note	06/2012	3	388,453	GSC	656

			$3,600,933		$23,001

MyDestination 2045 Fund
MSCI EAFE Index E-Mini	06/2012	8	$616,640	GSC	$(2,085)
MSCI Emerging Markets E-Mini	06/2012	4	207,840	GSC	(3,502)
S&P 500® E-Mini	06/2012	21	1,473,360	GSC	24,115
10-Year U.S. Treasury Note	06/2012	1	129,484	GSC	(1,266)

			$2,427,324		$17,262

Conservative Allocation Fund
MSCI EAFE Index E-Mini	06/2012	3	$231,240	GSC	$1,895
MSCI Emerging Markets E-Mini	06/2012	2	103,920	GSC	(1,751)
S&P 500® E-Mini	06/2012	10	701,600	GSC	9,579
2-Year U.S. Treasury Note	06/2012	14	3,081,969	GSC	(1,406)

			$4,118,729		$8,317

Balanced Allocation Fund
MSCI EAFE Index E-Mini	06/2012	46	$3,545,680	GSC	$29,054
MSCI Emerging Markets E-Mini	06/2012	22	1,143,120	GSC	(19,261)
S&P 500® E-Mini	06/2012	130	9,120,800	GSC	261,152
10-Year U.S. Treasury Note	06/2012	13	1,683,297	GSC	(16,453)
Long U.S. Treasury Bond	06/2012	20	2,755,000	GSC	(47,977)
5-Year U.S. Treasury Note	06/2012	51	6,249,492	GSC	(23,203)

			$24,497,389		$183,312

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Growth Allocation Fund
MSCI EAFE Index E-Mini	06/2012	43	$3,314,440	GSC	$27,159
MSCI Emerging Markets E-Mini	06/2012	20	1,039,200	GSC	(17,510)
S&P 500® E-Mini	06/2012	119	8,349,040	GSC	253,151
10-Year U.S. Treasury Note	06/2012	2	258,969	GSC	(2,531)
Long U.S. Treasury Bond	06/2012	7	964,250	GSC	(21,492)
5-Year U.S. Treasury Note	06/2012	17	2,083,164	GSC	(10,360)

			$16,009,063		$228,417

Aggressive Allocation Fund
MSCI EAFE Index E-Mini	06/2012	54	$4,162,320	GSC	$27,294
MSCI Emerging Markets E-Mini	06/2012	26	1,350,960	GSC	(19,681)
S&P 500® E-Mini	06/2012	147	10,313,520	GSC	261,380

			$15,826,800		$268,993

Conservative Allocation Fund I
MSCI EAFE Index E-Mini	06/2012	1	$77,080	GSC	$(345)
S&P 500® E-Mini	06/2012	3	210,480	GSC	1,905
2-Year U.S. Treasury Note	06/2012	3	660,422	GSC	(312)

			$947,982		$1,248

Balanced Allocation Fund I
MSCI EAFE Index E-Mini	06/2012	10	$770,800	GSC	$6,316
MSCI Emerging Markets E-Mini	06/2012	5	259,800	GSC	(4,378)
S&P 500® E-Mini	06/2012	27	1,894,320	GSC	57,535
10-Year U.S. Treasury Note	06/2012	2	258,969	GSC	(2,531)
Long U.S. Treasury Bond	06/2012	4	551,000	GSC	(12,281)
5-Year U.S. Treasury Note	06/2012	10	1,225,390	GSC	(6,117)

			$4,960,279		$38,544

Growth Allocation Fund I
MSCI EAFE Index E-Mini	06/2012	9	$693,720	GSC	$5,685
MSCI Emerging Markets E-Mini	06/2012	3	155,880	GSC	(2,627)
S&P 500® E-Mini	06/2012	33	2,315,280	GSC	70,320
10-Year U.S. Treasury Note	06/2012	1	129,485	GSC	(1,266)
Long U.S. Treasury Bond	06/2012	1	137,750	GSC	(3,812)
5-Year U.S. Treasury Note	06/2012	4	490,156	GSC	(2,594)

			$3,922,271		$65,706

Aggressive Allocation Fund I
MSCI EAFE Index E-Mini	06/2012	9	$693,720	GSC	$2,665
MSCI Emerging Markets E-Mini	06/2012	4	207,840	GSC	(3,502)
S&P 500® E-Mini	06/2012	24	1,683,840	GSC	43,308

			$2,585,400		$42,471

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Low-Duration Bond Fund
Euro-Bond	06/2012	(8)	$(1,477,640)	GSC	$1,044
90-Day Euro	06/2012	(2)	(494,950)	CITI	(1,605)
90-Day Euro	06/2012	(1)	(248,825)	CITI	(453)
2-Year U.S. Treasury Note	06/2012	451	99,283,422	CITI	(35,159)
2-Year U.S. Treasury Note	06/2012	19	4,182,672	CS	2,359
5-Year U.S. Treasury Note	06/2012	(39)	(4,779,023)	CITI	24,037
5-Year U.S. Treasury Note	06/2012	(27)	(3,308,555)	CS	(15,626)
90-Day Euro	09/2012	(1)	(248,775)	CITI	(453)
90-Day Euro	12/2012	(2)	(497,400)	CITI	(830)
90-Day Euro	06/2013	2	496,975	CITI	9,807
90-Day Euro	03/2014	(2)	(495,600)	CITI	(1,256)
90-Day Euro	09/2014	(2)	(494,225)	CITI	(1,906)
Euro-Bond	09/2014	93	30,608,670	CITI	10,698

			$122,526,746		$(9,343)

Medium-Duration Bond Fund
Euro-Bund	06/2012	22	$3,641,580	GSC	$(2,396)
10-Year U.S. Treasury Note	06/2012	15	1,942,265	BAR	(24,502)
10-Year U.S. Treasury Note	06/2012	45	5,826,797	CITI	(4,898)
10-Year U.S. Treasury Note	06/2012	3	388,453	GSC	1,982
10-Year U.S. Treasury Note	06/2012	4	517,937	JPM	(4,013)
10-Year U.S. Treasury Note	06/2012	7	906,390	MLCS	7,962
10-Year U.S. Treasury Note	06/2012	10	1,294,844	RBS	10,921
Long U.S. Treasury Bond	06/2012	(14)	(1,928,500)	BAR	53,439
Long U.S. Treasury Bond	06/2012	4	551,000	CITI	(119)
Long U.S. Treasury Bond	06/2012	(85)	(11,708,750)	MLCS	369,224
Ultra Long U.S. Treasury Bond	06/2012	4	603,875	BAR	(18,380)
Ultra Long U.S. Treasury Bond	06/2012	65	9,812,969	CITI	(475,359)
Ultra Long U.S. Treasury Bond	06/2012	6	905,812	JPM	(45,293)
Ultra Long U.S. Treasury Bond	06/2012	8	1,207,750	MLCS	(50,987)
Ultra Long U.S. Treasury Bond	06/2012	4	603,875	MSCS	(20,927)
2-Year U.S. Treasury Note	06/2012	17	3,742,391	CITI	(2,920)
2-Year U.S. Treasury Note	06/2012	(2)	(440,281)	JPM	322
5-Year U.S. Treasury Note	06/2012	(1)	(122,539)	BAR	622
5-Year U.S. Treasury Note	06/2012	125	15,317,383	CITI	(77,854)
5-Year U.S. Treasury Note	06/2012	(1)	(122,539)	GSC	622
5-Year U.S. Treasury Note	06/2012	(3)	(367,617)	JPM	1,865
5-Year U.S. Treasury Note	06/2012	(98)	(12,008,828)	BAR	65,385
5-Year U.S. Treasury Note	06/2012	(1)	(122,539)	CITI	825
5-Year U.S. Treasury Note	06/2012	(57)	(6,984,727)	GSC	33,768
5-Year U.S. Treasury Note	06/2012	(81)	(9,925,664)	JPM	49,571
5-Year U.S. Treasury Note	06/2012	29	3,553,633	UBS	14,973
90-Day Euro	09/2014	108	26,688,150	CITI	(13,860)
90-Day Euro	09/2015	(108)	(26,491,050)	CITI	23,145

			$7,282,070		$(106,882)

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
Inflation Protected Bond Fund
10-Year U.S. Treasury Note	06/2012	100	$12,948,437	JPM	$(50,042)
10-Year U.S. Treasury Note	06/2012	12	1,553,812	UBS	(2,504)
Long U.S. Treasury Bond	06/2012	(44)	(6,061,000)	UBS	167,677
Ultra Long U.S. Treasury Bond	06/2012	(40)	(6,038,750)	UBS	170,557
2-Year U.S. Treasury Note	06/2012	(15)	(3,302,109)	JPM	2,553
5-Year U.S. Treasury Note	06/2012	43	5,269,180	JPM	17,273

			$4,369,570		$305,514

Global Bond Fund
10-Year U.S. Treasury Note	06/2012	(22)	$(2,848,656)	BAR	$272
Long U.S. Treasury Bond	06/2012	3	413,250	BAR	(13,916)
Ultra Long U.S. Treasury Bond	06/2012	(10)	(1,509,688)	MLCS	65,358
5-Year U.S. Treasury Note	06/2012	(5)	(612,695)	BAR	4,109

			$(4,557,789)		$55,823

Defensive Market Strategies Fund
S&P 500® E-Mini	06/2012	179	$12,558,640	GSC	$194,129

Equity Index Fund
S&P 500®	06/2012	11	$3,858,800	GSC	$117,529
S&P 500® E-Mini	06/2012	110	7,717,600	GSC	201,258

			$11,576,400		$318,787

Real Estate Securities Fund
S&P 500® MidCap 400	06/2012	56	$5,556,880	GSC	$20,150

Value Equity Fund
S&P 500® E-Mini	06/2012	384	$26,941,440	GSC	$818,899

Growth Equity Fund
S&P 500® E-Mini	06/2012	835	$58,583,600	GSC	$1,218,828

Small Cap Equity Fund
Euro-Bund	06/2012	2	$330,554	GSC	$(218)
Russell 2000® IMM-Mini	06/2012	743	61,498,110	GSC	1,135,938
10-Year U.S. Treasury Note	06/2012	34	4,402,469	GSC	843
2-Year U.S. Treasury Note	06/2012	(8)	(1,761,125)	GSC	1,255
5-Year U.S. Treasury Note	06/2012	(20)	(2,450,781)	GSC	9,857
90-Day Euro	03/2014	(4)	(991,200)	GSC	737
90-Day Euro	12/2014	(24)	(5,919,900)	GSC	12,272

			$55,108,127		$1,160,684

Fund/Future Type	Expiration Date	Open Long (Short) Contracts	Notional Market Value of Contracts	Counter- party	Net Unrealized Appreciation (Depreciation) on Futures
International Equity Fund
AEX Index	04/2012	(78)	$(6,698,435)	BAR	$204,016
CAC40 Index	04/2012	328	14,978,487	BAR	(610,569)
IBEX 35	04/2012	(5)	(528,314)	BAR	19,715
OMX 30 Index	04/2012	(42)	(677,537)	BAR	19,211
Hang Seng Index	04/2012	3	395,980	BAR	(9,401)
MSCI Singapore Index	04/2012	10	548,904	BAR	(2,061)
FTSE 100 Index®	05/2012	292	26,759,658	BAR	(804,820)
TOPIX Index®	06/2012	229	23,710,644	BAR	572,525
S&P/TSE 60 Index	06/2012	248	35,042,478	GSC	(161,612)
S&P/TSE 60 Index	06/2012	(112)	(15,825,635)	BAR	2,244
DAX Index	06/2012	38	8,819,736	BAR	(181,697)
FTSE MIB Index	06/2012	67	7,034,736	BAR	(384,436)
MSCI EAFE Index E-Mini	06/2012	481	37,075,480	GSC	251,961
MSCI Emerging Markets E-Mini	06/2012	255	13,249,800	GSC	(198,982)
Canadian Dollar	06/2012	295	29,529,500	GSC	(169,625)
Swiss Market Index Future	06/2012	(182)	(24,718,689)	JPM	20,561
ASX SPI 200 Index	06/2012	(245)	(27,567,232)	BAR	(389,904)

			$121,129,561		$(1,822,874)

5. FORWARD FOREIGN CURRENCY CONTRACTS

As of March 31, 2012, the following Funds have forward foreign currency exchange contracts that obligate them to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
Low Duration Bond Fund
06/18/12	U.S. Dollars	1,054,617	Euro	797,000	MSCS	$(8,803)
02/01/13	Chinese Yuan Renminbi	2,090,196	U.S. Dollars	332,146	DEUT	(808)
04/03/12	Brazilian Reals	398,465	U.S. Dollars	230,994	MSCS	(12,911)
04/03/12	British Pounds	434,000	U.S. Dollars	687,456	DEUT	6,706
04/03/12	British Pounds	198,000	U.S. Dollars	314,275	BAR	2,416
04/03/12	U.S. Dollars	229,161	Brazilian Reals	398,465	JPM	11,078
04/03/12	U.S. Dollars	990,436	British Pounds	632,000	GSC	(20,417)
04/09/12	Taiwan Dollars	36,726,480	U.S. Dollars	1,215,666	BAR	28,744
04/10/12	U.S. Dollars	6,961,548	Canadian Dollars	6,925,000	RBS	20,347
04/10/12	U.S. Dollars	5,647,755	Euro	4,272,000	CITI	(50,102)
04/10/12	U.S. Dollars	1,057,642	Euro	800,000	CITI	(9,373)
04/10/12	U.S. Dollars	889,564	British Pounds	561,000	HKSB	(7,692)
04/10/12	U.S. Dollars	1,201,716	Norwegian Krone	6,751,000	RBS	16,738
04/11/12	British Pounds	2,187,000	U.S. Dollars	3,413,402	CITI	84,434
04/11/12	British Pounds	642,000	U.S. Dollars	1,005,084	DEUT	21,715
04/11/12	British Pounds	1,313,000	U.S. Dollars	2,082,452	UBS	17,529
04/11/12	U.S. Dollars	5,886,417	British Pounds	3,840,000	UBS	(255,187)
04/11/12	U.S. Dollars	1,936,420	British Pounds	1,230,000	UBS	(30,813)
04/11/12	U.S. Dollars	1,954,450	British Pounds	1,243,000	RBS	(33,575)
04/11/12	U.S. Dollars	1,841,202	Norwegian Krone	10,732,000	RBS	(42,475)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/11/12	U.S. Dollars	3,201,237	British Pounds	2,091,000	DEUT	$(143,058)
04/12/12	Norwegian Krone	1,185,000	U.S. Dollars	210,859	BAR	(2,876)
04/12/12	Norwegian Krone	1,200,000	U.S. Dollars	213,523	CITI	(2,908)
04/12/12	Norwegian Krone	1,200,000	U.S. Dollars	213,789	UBS	(3,174)
04/16/12	Euro	177,000	U.S. Dollars	232,730	CITI	3,353
04/16/12	Euro	565,000	U.S. Dollars	743,472	DEUT	10,126
04/16/12	U.S. Dollars	1,377,985	Euro	1,080,000	UBS	(62,522)
04/16/12	U.S. Dollars	1,305,253	Euro	1,020,000	CITI	(55,225)
04/16/12	U.S. Dollars	1,770,235	Euro	1,381,000	BAR	(71,746)
04/16/12	U.S. Dollars	1,800,550	Euro	1,416,000	UBS	(88,114)
04/16/12	U.S. Dollars	4,180,177	Euro	3,258,000	DEUT	(165,351)
04/18/12	Euro	906,000	U.S. Dollars	1,188,732	DEUT	19,703
04/18/12	U.S. Dollars	10,563,729	Euro	8,224,000	CITI	(405,553)
04/18/12	U.S. Dollars	926,899	Euro	711,000	DEUT	(21,442)
04/18/12	U.S. Dollars	1,008,381	Euro	755,000	CITI	1,352
04/18/12	U.S. Dollars	229,594	Euro	175,000	DEUT	(3,824)
04/23/12	U.S. Dollars	11,024,500	Australian Dollars	10,335,000	BAR	347,978
05/02/12	U.S. Dollars	687,334	British Pounds	434,000	DEUT	(6,704)
05/15/12	Singapore Dollars	17,277	U.S. Dollars	13,651	UBS	94
05/29/12	Brazilian Reals	1,305,000	U.S. Dollars	722,072	HKSB	(16,380)
05/29/12	U.S. Dollars	744,438	Brazilian Reals	1,305,000	HKSB	38,747
06/01/12	Chinese Yuan Renminbi	2,490,150	U.S. Dollars	391,749	BNP	3,219
06/04/12	U.S. Dollars	228,046	Brazilian Reals	398,465	MSCS	12,807
06/14/12	Euro	84,000	U.S. Dollars	109,889	RBC	2,188
06/14/12	U.S. Dollars	51,653	Euro	39,000	BAR	(383)
06/15/12	Mexican Pesos	1,168,232	U.S. Dollars	90,938	HKSB	(294)
06/21/12	U.S. Dollars	5,322,323	Canadian Dollars	5,272,000	BAR	46,265
07/12/12	U.S. Dollars	2,767	South Korean Won	3,119,000	UBS	34
02/01/13	Chinese Yuan Renminbi	39,210,806	U.S. Dollars	6,220,482	UBS	(4,786)
02/01/13	Chinese Yuan Renminbi	1,254,600	U.S. Dollars	200,000	GSC	(1,121)
02/01/13	Chinese Yuan Renminbi	319,176	U.S. Dollars	50,832	JPM	(237)
02/01/13	Chinese Yuan Renminbi	3,309,368	U.S. Dollars	522,229	DEUT	2,371

						$(829,910)

Medium Duration Bond Fund
04/10/12	South African Rand	1,802,616	U.S. Dollars	231,496	BAR	$3,117
05/15/12	Brazilian Reals	1,340,000	U.S. Dollars	764,055	JPM	(37,374)
06/01/12	Chinese Yuan Renminbi	160,062	U.S. Dollars	25,000	JPM	388
06/01/12	Chinese Yuan Renminbi	2,900,436	U.S. Dollars	455,614	CITI	4,430
06/20/12	Australian Dollars	53,000	U.S. Dollars	54,965	JPM	(572)
06/20/12	Australian Dollars	53,000	U.S. Dollars	55,350	WEST	(951)
06/20/12	Australian Dollars	53,000	U.S. Dollars	55,189	MLCS	(790)
06/20/12	Australian Dollars	53,000	U.S. Dollars	55,142	WEST	(743)
06/20/12	Australian Dollars	53,000	U.S. Dollars	54,440	CITI	(41)
06/20/12	Australian Dollars	53,000	Japanese Yen	4,509,028	UBS	(119)
06/20/12	Australian Dollars	107,000	U.S. Dollars	110,327	WEST	(503)
06/20/12	Australian Dollars	54,000	U.S. Dollars	55,281	JPM	144
06/20/12	Australian Dollars	55,356	Canadian Dollars	54,375	BAR	(19)
06/20/12	Australian Dollars	53,000	U.S. Dollars	55,067	WEST	(668)
06/20/12	British Pounds	35,000	U.S. Dollars	55,014	JPM	937
06/20/12	British Pounds	34,834	Euro	55,359	RBS	(355)
06/20/12	British Pounds	35,000	U.S. Dollars	55,519	DEUT	432

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/20/12	Canadian Dollars	747,686	U.S. Dollars	752,888	RBS	$(4,611)
06/20/12	Canadian Dollars	25,826	Australian Dollars	26,144	MLCS	418
06/20/12	Canadian Dollars	54,793	U.S. Dollars	55,000	UBS	(164)
06/20/12	Canadian Dollars	111,150	U.S. Dollars	111,000	SS	238
06/20/12	Canadian Dollars	55,844	U.S. Dollars	56,000	RBS	(111)
06/20/12	Canadian Dollars	55,640	U.S. Dollars	56,000	MLCS	(315)
06/20/12	Canadian Dollars	55,948	Euro	56,141	RBC	(48)
06/20/12	Euro	45,305	U.S. Dollars	59,558	BAR	892
06/20/12	Euro	23,914	Japanese Yen	31,374	DEUT	681
06/20/12	Euro	23,914	Japanese Yen	31,374	DEUT	620
06/20/12	Euro	52,532	U.S. Dollars	68,910	MSCS	1,183
06/20/12	Euro	43,000	U.S. Dollars	56,172	BAR	1,203
06/20/12	Euro	28,670	U.S. Dollars	37,538	MLCS	717
06/20/12	Euro	43,000	Japanese Yen	56,011	MLCS	714
06/20/12	Euro	85,000	Norwegian Krone	645,257	HKSB	470
06/20/12	Euro	41,565	U.S. Dollars	54,744	UBS	716
06/20/12	Euro	46,436	Euro	61,391	JPM	717
06/20/12	Euro	42,000	New Zealand Dollars	55,526	MLCS	653
06/20/12	Euro	43,915	Australian Dollars	58,058	JPM	1,508
06/20/12	Japanese Yen	4,592,985	Canadian Dollars	56,000	DEUT	(511)
06/20/12	Japanese Yen	4,578,998	Euro	56,253	MLCS	(1,349)
06/20/12	Japanese Yen	4,565,568	U.S. Dollars	56,000	JPM	(799)
06/20/12	Japanese Yen	4,600,736	U.S. Dollars	56,000	MLCS	(373)
06/20/12	Japanese Yen	5,081,450	Euro	61,803	DEUT	(1,616)
06/20/12	Japanese Yen	9,217,773	U.S. Dollars	111,000	MLCS	450
06/20/12	Japanese Yen	4,675,272	U.S. Dollars	56,000	SS	528
06/20/12	Japanese Yen	4,566,870	U.S. Dollars	55,000	WEST	217
06/20/12	Japanese Yen	4,584,470	U.S. Dollars	55,000	SS	430
06/20/12	Japanese Yen	4,601,327	U.S. Dollars	55,000	JPM	634
06/20/12	Japanese Yen	4,619,395	U.S. Dollars	55,000	JPM	852
06/20/12	Japanese Yen	4,616,920	U.S. Dollars	55,000	UBS	822
06/20/12	Japanese Yen	4,617,140	U.S. Dollars	55,000	MLCS	825
06/20/12	Japanese Yen	4,654,230	Euro	42,000	WEST	233
06/20/12	Japanese Yen	4,640,265	Euro	42,000	CS	64
06/20/12	Japanese Yen	4,584,023	Australian Dollars	53,000	BAR	1,025
06/20/12	Japanese Yen	4,576,605	U.S. Dollars	55,000	UBS	335
06/20/12	New Zealand Dollars	104,000	U.S. Dollars	86,086	WEST	(1,418)
06/20/12	New Zealand Dollars	48,288	U.S. Dollars	38,976	DEUT	335
06/20/12	Norwegian Krone	321,000	Euro	42,000	UBS	147
06/20/12	Norwegian Krone	320,713	Euro	42,000	BAR	97
06/20/12	Norwegian Krone	321,644	Euro	55,921	DEUT	260
06/20/12	Norwegian Krone	643,751	Euro	111,923	DEUT	601
06/20/12	Norwegian Krone	321,178	Euro	42,000	BAR	179
06/20/12	Norwegian Krone	320,023	Euro	56,210	BAR	(23)
06/20/12	Norwegian Krone	319,898	Canadian Dollars	56,188	JPM	156
06/20/12	Norwegian Krone	322,043	Euro	42,000	HSBC	330
06/20/12	Swedish Kronor	460,577	U.S. Dollars	67,200	UBS	2,192
06/20/12	Swedish Kronor	299,651	New Zealand Dollars	54,000	UBS	1,184
06/20/12	Swedish Kronor	988,263	Euro	146,418	BAR	788

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/20/12	Switzerland Francs	61,478	Australian Dollars	64,000	SS	$2,486
06/20/12	Switzerland Francs	51,309	U.S. Dollars	56,000	DEUT	899
06/20/12	Switzerland Francs	46,068	U.S. Dollars	50,699	JPM	388
06/20/12	Switzerland Francs	50,567	New Zealand Dollars	69,000	DEUT	(99)
06/20/12	U.S. Dollars	110,293	Australian Dollars	106,000	WEST	1,495
06/20/12	U.S. Dollars	65,597	Australian Dollars	63,058	SS	875
06/20/12	U.S. Dollars	54,617	Australian Dollars	53,000	WEST	218
06/20/12	U.S. Dollars	54,516	Australian Dollars	53,000	WEST	117
06/20/12	U.S. Dollars	55,292	Australian Dollars	53,000	MLCS	893
06/20/12	U.S. Dollars	56,000	Canadian Dollars	55,577	BAR	379
06/20/12	U.S. Dollars	56,000	Canadian Dollars	55,778	HSBC	178
06/20/12	U.S. Dollars	56,000	Canadian Dollars	55,578	RBS	378
06/20/12	U.S. Dollars	55,000	Canadian Dollars	54,551	RBS	406
06/20/12	U.S. Dollars	55,000	Canadian Dollars	54,544	RBS	413
06/20/12	U.S. Dollars	49,000	Canadian Dollars	48,687	MSCS	275
06/20/12	U.S. Dollars	333,000	SwitzerlandFrancs	304,126	SS	(4,255)
06/20/12	U.S. Dollars	51,471	SwitzerlandFrancs	47,035	UBS	(688)
06/20/12	U.S. Dollars	56,000	SwitzerlandFrancs	51,100	JPM	(666)
06/20/12	U.S. Dollars	55,120	Euro	42,000	CS	(920)
06/20/12	U.S. Dollars	28,911	Euro	22,077	SS	(547)
06/20/12	U.S. Dollars	56,405	Euro	43,000	HSBC	(970)
06/20/12	U.S. Dollars	39,651	Euro	30,307	SS	(787)
06/20/12	U.S. Dollars	58,997	Euro	45,305	CS	(1,453)
06/20/12	U.S. Dollars	39,547	Euro	30,307	SS	(891)
06/20/12	U.S. Dollars	39,565	Euro	30,307	MLCS	(873)
06/20/12	U.S. Dollars	55,524	Euro	42,000	CS	(517)
06/20/12	U.S. Dollars	55,000	Japanese Yen	4,539,040	CITI	119
06/20/12	U.S. Dollars	55,000	Japanese Yen	4,553,835	BAR	(60)
06/20/12	U.S. Dollars	111,000	Japanese Yen	9,182,919	JPM	(29)
06/20/12	U.S. Dollars	655,515	Japanese Yen	53,326,165	WEST	10,758
06/20/12	U.S. Dollars	55,613	Japanese Yen	4,528,971	UBS	854
06/20/12	U.S. Dollars	56,000	Japanese Yen	4,593,568	MLCS	460
06/20/12	U.S. Dollars	223,000	Japanese Yen	18,435,187	MSCS	103
06/20/12	U.S. Dollars	56,000	Japanese Yen	4,613,868	SS	215
06/20/12	U.S. Dollars	56,000	Japanese Yen	4,608,464	CS	280
06/20/12	U.S. Dollars	29,000	Japanese Yen	2,423,530	MLCS	(302)
06/20/12	U.S. Dollars	182,000	Norwegian Krone	1,049,514	HSBC	(1,706)
06/20/12	U.S. Dollars	39,403	New Zealand Dollars	48,000	JPM	326
06/20/12	U.S. Dollars	66,413	New Zealand Dollars	82,000	MLCS	(345)
06/20/12	U.S. Dollars	55,177	New Zealand Dollars	68,000	WEST	(183)
06/20/12	U.S. Dollars	55,382	British Pounds	35,000	SS	(569)
06/20/12	U.S. Dollars	55,067	British Pounds	35,000	CS	(885)
06/20/12	U.S. Dollars	55,003	British Pounds	35,000	JPM	(948)
06/20/12	U.S. Dollars	55,864	British Pounds	35,648	UBS	(1,123)
06/20/12	U.S. Dollars	55,474	British Pounds	35,000	CITI	(478)
02/01/13	Chinese Yuan Renminbi	4,127,477	U.S. Dollars	655,884	DEUT	(1,596)
02/01/13	Chinese Yuan Renminbi	6,583,005	U.S. Dollars	1,048,750	CITI	(5,212)
08/15/13	Chinese Yuan Renminbi	1,000,000	U.S. Dollars	159,642	DEUT	(1,271)
04/03/12	Brazilian Reals	1,876,778	U.S. Dollars	1,087,987	MSCS	(60,811)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
04/03/12	British Pounds	1,193,000	U.S. Dollars	1,889,712	DEUT	$18,433
04/03/12	U.S. Dollars	1,079,352	Brazilian Reals	1,876,778	JPM	52,176
04/03/12	U.S. Dollars	1,869,604	British Pounds	1,193,000	GSC	(38,541)
04/09/12	Taiwan Dollars	48,062,980	U.S. Dollars	1,590,910	BAR	37,617
04/10/12	U.S. Dollars	2,313,614	South African Rand	17,648,710	BAR	16,603
04/12/12	Norwegian Krone	373,000	U.S. Dollars	66,372	BAR	(905)
04/12/12	Norwegian Krone	380,000	U.S. Dollars	67,616	CITI	(921)
04/12/12	Norwegian Krone	380,000	U.S. Dollars	67,700	UBS	(1,005)
04/16/12	Euro	794,000	U.S. Dollars	1,044,809	DEUT	14,230
04/16/12	Euro	155,000	U.S. Dollars	204,991	CITI	1,748
04/16/12	U.S. Dollars	1,460,092	Euro	1,141,000	CITI	(61,776)
04/16/12	U.S. Dollars	1,541,302	Euro	1,208,000	UBS	(69,931)
04/16/12	U.S. Dollars	1,979,177	Euro	1,544,000	BAR	(80,214)
04/16/12	U.S. Dollars	2,014,175	Euro	1,584,000	UBS	(98,568)
04/16/12	U.S. Dollars	4,675,435	Euro	3,644,000	DEUT	(184,941)
04/16/12	U.S. Dollars	1,454,983	Euro	1,108,000	CITI	(22,870)
04/23/12	Malaysian Ringgits	8,484	U.S. Dollars	2,797	JPM	(33)
05/02/12	U.S. Dollars	1,889,378	British Pounds	1,193,000	DEUT	(18,428)
05/15/12	U.S. Dollars	5,107	Singapore Dollars	6,371	DEUT	38
05/16/12	Canadian Dollars	3,084,000	U.S. Dollars	3,088,803	CITIC	54
05/16/12	U.S. Dollars	4,793,832	Euro	3,674,701	CITIC	(108,241)
05/16/12	U.S. Dollars	1,083,353	Euro	824,514	UBS	(16,553)
05/16/12	U.S. Dollars	3,445,341	Euro	2,612,000	MLCS	(39,083)
05/17/12	U.S. Dollars	28,445,092	Australian Dollars	27,228,000	HSBC	395,604
06/01/12	Chinese Yuan Renminbi	5,139,925	U.S. Dollars	808,609	BNP	6,644
06/01/12	Chinese Yuan Renminbi	76,812	U.S. Dollars	12,000	JPM	183
06/04/12	U.S. Dollars	1,074,102	Brazilian Reals	1,876,778	MSCS	60,323
06/07/12	U.S. Dollars	1,433,149	Japanese Yen	117,763,000	BAR	9,479
06/14/12	Euro	109,000	U.S. Dollars	145,207	JPM	225
06/14/12	U.S. Dollars	72,844	Euro	55,000	BAR	(540)
06/15/12	Mexican Pesos	74,599	U.S. Dollars	5,807	HKSB	(19)
06/20/12	British Pounds	11,679	U.S. Dollars	18,477	JPM	194
06/20/12	Canadian Dollars	56,129	U.S. Dollars	56,000	RBS	173
06/20/12	Euro	239,184	Swedish Kronor	317,468	MSCS	(2,361)
06/20/12	Euro	37,077	Canadian Dollars	48,699	CS	734
06/20/12	Euro	45,024	U.S. Dollars	59,780	CS	296
06/20/12	Euro	43,126	U.S. Dollars	57,178	CITI	365
06/20/12	Euro	47,871	U.S. Dollars	63,095	RBC	779
06/20/12	Euro	45,028	U.S. Dollars	59,589	CS	492
06/20/12	Euro	48,188	U.S. Dollars	63,957	SS	341
06/20/12	Japanese Yen	4,638,424	U.S. Dollars	56,000	MLCS	82
06/20/12	Japanese Yen	7,316,512	U.S. Dollars	89,000	SS	(537)
06/20/12	Japanese Yen	4,591,244	U.S. Dollars	56,000	MLCS	(488)
06/20/12	New Zealand Dollars	300,725	U.S. Dollars	245,933	DEUT	(1,109)
06/20/12	Norwegian Krone	1,863,138	U.S. Dollars	329,393	UBS	(3,270)
06/20/12	Switzerland Francs	73,426	U.S. Dollars	80,519	CS	906
06/20/12	U.S. Dollars	35,625	Australian Dollars	34,000	UBS	728
06/20/12	U.S. Dollars	59,499	Euro	45,024	HSBC	(576)
06/20/12	U.S. Dollars	56,838	Euro	43,126	BAR	(704)
06/20/12	U.S. Dollars	59,780	Euro	45,120	BAR	(423)
06/20/12	U.S. Dollars	56,000	Japanese Yen	4,549,328	MLCS	995

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/21/12	U.S. Dollars	3,071,037	Canadian Dollars	3,042,000	BAR	$26,696
07/12/12	Indian Rupees	56,916,480	U.S. Dollars	1,224,537	JPM	(130,943)
07/12/12	U.S. Dollars	13,004	South KoreanWon	14,660,600	UBS	158
02/01/13	Chinese Yuan Renminbi	3,959,304	U.S. Dollars	624,792	DEUT	2,837
02/01/13	Chinese Yuan Renminbi	49,659,451	U.S. Dollars	7,878,076	UBS	(6,061)
08/05/13	Chinese Yuan Renminbi	3,364,650	U.S. Dollars	532,803	UBS	96

						$(326,092)

Global Bond Fund
05/16/12	Australian Dollars	745,608	U.S. Dollars	789,618	DEUT	$(21,421)
05/16/12	Australian Dollars	587,221	U.S. Dollars	622,455	MSCS	(17,446)
05/16/12	Australian Dollars	630,000	U.S. Dollars	672,853	CS	(23,769)
05/16/12	British Pounds	240,000	U.S. Dollars	377,404	BAR	6,351
05/16/12	British Pounds	1,277,800	U.S. Dollars	2,024,923	SG	18,256
05/16/12	British Pounds	1,288,000	U.S. Dollars	2,049,736	JPM	9,753
05/16/12	Canadian Dollars	191,315	U.S. Dollars	191,361	DEUT	255
05/16/12	Canadian Dollars	1,646,498	U.S. Dollars	1,653,044	JPM	(3,953)
05/16/12	Canadian Dollars	625,000	U.S. Dollars	626,636	JPM	(651)
05/16/12	Euro	2,466,003	U.S. Dollars	3,251,290	CS	38,373
05/16/12	Euro	1,320,000	U.S. Dollars	1,734,388	UBS	26,500
05/16/12	Japanese Yen	736,299,570	U.S. Dollars	9,614,651	GSC	(715,113)
05/16/12	Japanese Yen	279,428,760	U.S. Dollars	3,650,564	DEUT	(273,152)
05/16/12	Japanese Yen	59,000,000	U.S. Dollars	769,943	CS	(56,820)
05/16/12	Japanese Yen	235,120,000	U.S. Dollars	3,069,532	UBS	(227,673)
05/16/12	Japanese Yen	70,834,500	U.S. Dollars	900,000	JPM	(43,834)
05/16/12	Mexican Pesos	4,650,275	U.S. Dollars	362,308	GSC	(490)
05/16/12	Mexican Pesos	9,312,725	U.S. Dollars	723,796	DEUT	787
05/16/12	Polish Zloty	346,297	U.S. Dollars	109,070	JPM	1,745
05/16/12	South African Rand	988,065	U.S. Dollars	127,688	GSC	225
05/16/12	U.S. Dollars	1,669,934	Japanese Yen	128,025,470	CITIC	122,510
05/16/12	U.S. Dollars	776,160	Japanese Yen	59,645,180	SG	55,238
05/16/12	U.S. Dollars	6,030,196	Japanese Yen	464,261,748	JPM	418,736
05/16/12	U.S. Dollars	1,100,000	Japanese Yen	85,451,300	DEUT	67,163
05/16/12	U.S. Dollars	1,088,654	Mexican Pesos	13,972,000	DEUT	1,552
05/16/12	U.S. Dollars	374,711	British Pounds	236,381	JPM	(3,258)
05/16/12	U.S. Dollars	2,540,706	Euro	1,947,319	GSC	(57,029)
05/16/12	U.S. Dollars	2,359,638	Euro	1,808,255	MSCS	(52,586)
05/16/12	U.S. Dollars	4,570,653	Euro	3,503,624	CITIC	(103,202)
05/16/12	U.S. Dollars	4,047,101	Euro	3,046,552	SG	(17,018)
05/16/12	U.S. Dollars	241,777	Euro	182,008	JPM	(1,022)
05/16/12	U.S. Dollars	411,191	Euro	309,451	RBS	(1,619)
05/16/12	U.S. Dollars	1,475,525	Euro	1,110,000	BAR	(5,221)
05/16/12	U.S. Dollars	3,420,664	Euro	2,600,000	JPM	(47,751)
05/16/12	U.S. Dollars	314,850	British Pounds	200,000	GSC	(4,946)
05/16/12	U.S. Dollars	1,027,579	British Pounds	650,000	CS	(11,760)
05/16/12	U.S. Dollars	1,246,539	British Pounds	787,510	BAR	(12,675)
05/16/12	U.S. Dollars	669,658	Australian Dollars	631,336	CITIC	19,198
05/16/12	U.S. Dollars	793,948	Australian Dollars	739,802	JPM	31,736
05/16/12	U.S. Dollars	623,686	Australian Dollars	585,000	JPM	20,966

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
05/22/12	Indonesian Rupiahs	7,802,569,000	U.S. Dollars	851,809	DEUT	$(3,153)
05/22/12	South Korean Won	590,596,400	U.S. Dollars	518,658	DEUT	476
05/22/12	U.S. Dollars	1,157,053	Brazilian Reals	2,049,140	JPM	47,385

						$(818,357)

Defensive Market Strategies Fund
04/27/12	U.S. Dollars	290,667	Japanese Yen	24,132,600	CS	$(972)
04/30/12	Swedish Kronor	27,072	U.S. Dollars	4,047	CS	39
04/30/12	U.S. Dollars	83,623	SwitzerlandFrancs	75,806	CS	(386)
04/30/12	U.S. Dollars	2,350,490	Euro	1,766,476	UBS	(5,782)
04/30/12	U.S. Dollars	145,834	Euro	109,896	UBS	(755)
04/30/12	U.S. Dollars	1,111,303	British Pounds	699,570	CS	(7,446)
04/30/12	U.S. Dollars	93,517	British Pounds	58,734	CS	(411)
04/30/12	U.S. Dollars	126,347	Swedish Kronor	843,264	CS	(953)

						$(16,666)

Small Cap Equity Fund
05/16/12	Canadian Dollars	409,000	U.S. Dollars	409,637	CITI	$7
05/16/12	Japanese Yen	4,882,000	U.S. Dollars	63,680	CITI	(4,672)
05/16/12	U.S. Dollars	940,841	Euro	721,200	CITI	(21,243)
05/16/12	U.S. Dollars	468,913	Euro	359,341	MSCS	(10,450)
05/16/12	U.S. Dollars	63,751	Japanese Yen	4,882,084	MSCS	4,742

						$(31,616)

International Equity Fund
04/27/12	U.S. Dollars	10,670,422	Australian Dollars	10,114,000	NT	$226,934
06/20/12	Australian Dollars	5,010,000	U.S. Dollars	5,270,019	RBS	(127,795)
06/20/12	British Pounds	14,999,000	U.S. Dollars	23,600,115	RBS	377,340
06/20/12	British Pounds	1,400,000	U.S. Dollars	2,233,275	RBS	4,770
06/20/12	Canadian Dollars	1,595,000	U.S. Dollars	1,606,381	RBS	(10,118)
06/20/12	Danish Kroner	222,000	U.S. Dollars	39,866	RBS	(50)
06/20/12	Euro	1,301,000	U.S. Dollars	1,717,053	RBS	18,865
06/20/12	Euro	2,063,000	U.S. Dollars	2,728,654	RBS	23,997
06/20/12	Hong Kong Dollars	171,000	U.S. Dollars	22,035	RBS	(7)
06/20/12	Hong Kong Dollars	3,020,000	U.S. Dollars	389,431	RBS	(396)
06/20/12	Hong Kong Dollars	767,000	U.S. Dollars	98,836	RBS	(32)
06/20/12	Israeli Shekels	118,000	U.S. Dollars	30,837	RBS	855
06/20/12	Israeli Shekels	4,964,000	U.S. Dollars	1,303,435	RBS	29,749
06/20/12	Israeli Shekels	27,000	U.S. Dollars	7,246	RBS	6
06/20/12	Japanese Yen	50,000	U.S. Dollars	601	RBS	4
06/20/12	Japanese Yen	183,048,000	U.S. Dollars	2,210,504	RBS	2,697
06/20/12	New Zealand Dollars	1,383,000	U.S. Dollars	1,118,294	RBS	7,623
06/20/12	New Zealand Dollars	17,442,000	U.S. Dollars	14,213,810	RBS	(14,067)
06/20/12	New Zealand Dollars	698,000	U.S. Dollars	569,781	RBS	(1,531)
06/20/12	New Zealand Dollars	4,296,000	U.S. Dollars	3,513,387	RBS	(15,961)
06/20/12	Norwegian Krone	196,932,000	U.S. Dollars	34,478,509	RBS	(7,616)
06/20/12	Singapore Dollars	78,000	U.S. Dollars	61,835	RBS	229
06/20/12	Singapore Dollars	647,000	U.S. Dollars	516,038	RBS	(1,230)

Fund/ Expiration Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counter- party	Net Unrealized Appreciation (Depreciation)
06/20/12	Swedish Kronor	15,256,000	U.S. Dollars	2,253,051	RBS	$45,470
06/20/12	Swedish Kronor	158,146,000	U.S. Dollars	23,253,746	RBS	573,068
06/20/12	Swedish Kronor	19,625,000	U.S. Dollars	2,904,427	RBS	52,342
06/20/12	Switzerland Francs	1,677,000	U.S. Dollars	1,855,976	RBS	3,704
06/20/12	U.S. Dollars	11,217	HongKongDollars	87,000	RBS	9
06/20/12	U.S. Dollars	15,328	HongKongDollars	119,000	RBS	(2)
06/20/12	U.S. Dollars	22,204	Israeli Shekels	84,000	RBS	(355)
06/20/12	U.S. Dollars	1,317,092	Japanese Yen	106,652,000	RBS	27,581
06/20/12	U.S. Dollars	44,024,547	Japanese Yen	3,611,977,000	RBS	352,765
06/20/12	U.S. Dollars	713,649	Japanese Yen	59,714,000	RBS	(8,342)
06/20/12	U.S. Dollars	5,420,826	Norwegian Krone	30,860,000	RBS	19,105
06/20/12	U.S. Dollars	293,785	Norwegian Krone	1,693,000	RBS	(2,557)
06/20/12	U.S. Dollars	2,625,803	Norwegian Krone	14,993,000	RBS	1,434
06/20/12	U.S. Dollars	15,904	Singapore Dollars	20,000	RBS	(10)
06/20/12	U.S. Dollars	39,751	Singapore Dollars	50,000	RBS	(33)
06/20/12	U.S. Dollars	2,389,588	Australian Dollars	2,294,000	RBS	35,045
06/20/12	U.S. Dollars	4,623,967	Australian Dollars	4,441,000	RBS	65,760
06/20/12	U.S. Dollars	1,059,041	Canadian Dollars	1,054,000	RBS	4,207
06/20/12	U.S. Dollars	577,929	Canadian Dollars	574,000	RBS	3,474
06/20/12	U.S. Dollars	17,261,863	SwitzerlandFrancs	15,775,000	RBS	(231,552)
06/20/12	U.S. Dollars	54,370	Danish Kroner	307,000	RBS	(689)
06/20/12	U.S. Dollars	1,577,044	Danish Kroner	8,936,000	RBS	(25,606)
06/20/12	U.S. Dollars	35,074	Danish Kroner	198,000	RBS	(437)
06/20/12	U.S. Dollars	51,258	Danish Kroner	288,000	RBS	(394)
06/20/12	U.S. Dollars	39,392,256	Euro	29,952,000	RBS	(572,553)
06/20/12	U.S. Dollars	292,527	Euro	222,000	RBS	(3,686)
06/20/12	U.S. Dollars	1,845,710	Euro	1,383,000	RBS	380
06/20/12	U.S. Dollars	235,581	British Pounds	149,000	RBS	(2,611)
06/20/12	U.S. Dollars	2,396,722	British Pounds	1,532,000	RBS	(52,338)
06/20/12	U.S. Dollars	1,225,956	British Pounds	774,000	RBS	(11,363)
06/20/12	U.S. Dollars	230,774	British Pounds	146,000	RBS	(2,622)

						$783,460

Please see abbreviation and footnote definitions beginning on page 119.

6. FEDERAL INCOME TAXES

At March 31, 2012, the aggregate cost of investment securities for federal income tax purposes (excluding foreign currency,

securities sold short and derivative related items) and the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
MyDestination 2005	$68,841,742	$1,724,090	$1,724,090	$—
MyDestination 2015	283,836,345	23,104,644	23,104,644	—
MyDestination 2025	293,457,197	24,005,620	26,994,631	(2,989,011)
MyDestination 2035	143,114,767	14,413,037	16,650,590	(2,237,553)
MyDestination 2045	93,638,838	14,096,152	14,096,152	—
MyDestination 2055	6,498,712	(2,456,849)	—	(2,456,849)
Conservative Allocation	280,221,908	22,736,322	22,736,322	—

Fund	Federal Tax Cost	Net Unrealized Appreciation (Depreciation)	Appreciated Securities	Depreciated Securities
Balanced Allocation	$95,653,438	$95,653,438	$104,601,909	$(8,948,471)
Growth Allocation	65,580,465	65,580,465	78,623,169	(13,042,704)
Aggressive Allocation	707,054,187	45,219,775	73,250,165	(28,030,390)
Conservative Allocation I	78,124,262	(13,348)	764,779	(778,127)
Balanced Allocation I	342,121,765	(8,714,385)	—	(8,714,385)
Growth Allocation I	222,474,721	(8,619,956)	1,765,181	(10,385,137)
Aggressive Allocation I	158,748,348	(14,387,329)	1,139,845	(15,527,174)
Money Market	1,266,648,905	—	—	—
Low-Duration Bond	949,835,891	(6,811,069)	7,963,509	(14,774,578)
Medium-Duration Bond	1,218,064,079	(2,483,596)	25,434,615	(27,918,211)
Extended-Duration Bond	398,119,042	45,825,244	48,194,570	(2,369,326)
Inflation Protected Bond	162,617,857	8,709,847	11,455,292	(2,745,445)
Global Bond	210,556,259	9,950,843	11,861,302	(1,910,459)
Defensive Market Strategies	367,962,129	17,804,890	19,800,162	(1,995,272)
Equity Index	213,024,685	52,185,056	65,923,879	(13,738,823)
Real Estate Securities	181,560,566	20,472,940	20,501,289	(28,349)
Value Equity	1,171,718,929	76,011,763	149,561,982	(73,550,219)
Growth Equity	1,062,354,381	338,947,459	350,176,431	(11,228,972)
Small Cap Equity	545,399,533	65,908,982	76,294,165	(10,385,183)
International Equity	1,467,489,613	(5,256,407)	97,466,399	(102,722,806)
7. MARKET AND CREDIT RISK

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where the risk of potential loss exists due to changes in the market (market risk) or due to the failure of the other party to a transaction to perform (credit and counterparty risks).

Market Risks — A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as,

but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred stocks, or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. Market values may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks — A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. The investment advisers minimize counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Low-Duration Bond Fund, Medium-Duration Bond Fund and International Equity Fund are parties to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Funds is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s portfolio or Statements of Assets and Liabilities. Collateral posted to the Funds which can not be sold or repledged totaled $2,120,000, $1,900,000 and $130,000 in the Low-Duration Bond Fund, Medium-Duration Bond Fund and International Equity Fund, respectively, at March 31, 2012. Collateral can be in the form of cash, debt securities, equities or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty.

8. LEHMAN BROTHERS

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Low-Duration Bond, Medium-Duration Bond, Global Bond and Small Cap Equity Funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of other receivables on the Statement of Assets and Liabilities and net changes in unrealized appreciation (depreciation) on the Statement of Operations. A facilitated auction occurred on October 10, 2008, comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values. Claims against Lehman Brothers have been filed on behalf of GuideStone Funds in accordance with the filing requirements.

The Funds’ Sub-Advisers, on behalf of GSCM, have delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers’ counterparties, the Sub-Advisers have terminated the trades, have obtained quotations from brokers for replacement trades and, where deemed appropriate, have re-opened positions with new counterparties.

There have been no changes in the status of the Claims against Lehman Brothers as of March 31, 2012.

9. NEW ACCOUNTING PRONOUNCEMENTS

The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”),” and it is effective for the interim period ending March 31, 2012. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 requires reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management has evaluated the implications of ASU No. 2011-04, and, due to the amount of investments affected in relation to each Fund’s total net assets, its impact on the financial statements has been deemed immaterial for the period ending March 31, 2012.

10. SUBSEQUENT EVENTS

Subsequent events have been evaluated through the date that the financial statements were available to be issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded or disclosed.

The Bank of New York Mellon Corporation recently sold BNY Mellon Distributors LLC and its four subsidiaries (“Distributor”) to Foreside Distributors, a subsidiary of Foreside Financial Group (the “Transaction”). The Transaction closed on March 31, 2012. Upon the closing of the Transaction, the Distributor became an indirect, wholly owned subsidiary of Foreside Financial Group, and the Distributor was named Foreside Funds Distributors LLC.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GuideStone Funds

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John R. Jones
John R. Jones, President
(principal executive officer)

Date May 30, 2012

By (Signature and Title)*	/s/ Jeffrey P. Billinger
Jeffrey P. Billinger, Vice President and Treasurer
(principal financial officer)

Date May 30, 2012

*	Print the name and title of each signing officer under his or her signature.